UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 72.1% (n)
1,900,000	0.043%, 08/29/13	1,899,799
888,476	0.047%, 08/15/13	888,389
500,000	0.047%, 08/22/13	499,947
1,000,000	0.050%, 07/25/13 (m)	999,925
2,900,000	0.059%, 06/20/13	2,899,909
402,432	0.059%, 09/19/13	402,359
500,000	0.061%, 10/10/13	499,889
250,000	0.063%, 10/03/13	249,946
1,749,904	0.068%, 07/11/13	1,749,773
2,000,000	0.074%, 07/05/13	1,999,860
822,255	0.075%, 10/31/13	821,994
1,350,000	0.095%, 06/13/13	1,349,957
2,352,143	0.096%, 06/06/13	2,352,112
25,000	0.185%, 10/17/13	24,982

		16,638,841

	U.S. Treasury Notes — 27.8%
25,000	0.125%, 09/30/13	24,994
795,000	0.375%, 06/30/13	795,188
1,000,000	0.375%, 07/31/13	1,000,546
50,000	0.500%, 10/15/13	50,056
375,000	0.500%, 11/15/13	375,662
998,000	0.750%, 08/15/13	999,457
800,000	1.000%, 07/15/13	800,826
100,000	2.000%, 11/30/13	100,940
25,000	2.750%, 10/31/13	25,264
1,500,000	3.375%, 06/30/13	1,503,913
425,000	3.375%, 07/31/13	427,305
300,000	4.250%, 11/15/13	305,656

		6,409,807

	Total U.S. Treasury Obligations (Cost $23,048,648)	23,048,648

	Total Investments — 99.9% (Cost $23,048,648) *	23,048,648
	Other Assets in Excess of Liabilities — 0.1%	33,042

	NET ASSETS — 100.0%	$23,081,690

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$23,048,648	$—	$23,048,648

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 9.4% (n)
	California — 9.4%
	California Statewide Communities Development Authority,
15,000	0.200%, 11/07/13	15,000
20,000	0.210%, 12/05/13	20,000
7,000	0.210%, 12/10/13 (m)	7,000
10,000	Contra Costa Water District, 0.180%, 06/05/13	10,000
23,000	East Bay Municipal Utility District, Series E, 0.180%, 07/01/13	23,000
10,000	Los Angeles County Capital Asset Leasing Corp., Series C, 0.190%, 06/07/13	10,000
27,300	San Diego County Water Authority, 0.160%, 06/05/13	27,300
8,365	San Gabriel Valley Council of Governments, 0.250%, 08/13/13	8,365
10,300	Woodland Finance Authority, 0.180%, 07/17/13	10,300

	Total Commercial Paper (Cost $130,965)	130,965

Daily Demand Notes — 1.8%
	California — 1.8%
8,605	California Infrastructure & Economic Development Bank, Contemporary Jewish Museum, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/03/13	8,605
6,630	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.130%, 06/03/13	6,630
4,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Morgan Stanley Bank, 0.110%, 06/03/13	4,600
4,800	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13	4,800

	Total Daily Demand Notes (Cost $24,635 )	24,635

Municipal Bonds — 8.9%
27,000	City of Oakland, GO, TRAN, 1.000%, 06/28/13	27,015
3,600	Corona-Norco Unified School District, Rev., TRAN, 2.000%, 12/31/13	3,637
18,930	Kern County Board of Education, Series A, Rev., TRAN, 1.000%, 10/01/13	18,977
5,000	Kern County California, Rev., TRAN, 2.500%, 06/28/13	5,008
5,000	Los Angeles County Schools Pooled Financing Program, Series D, 1.500%, 01/31/14	5,042
8,500	Mendocino County, Rev., TRAN, 2.000%, 06/28/13	8,511
6,410	Moreno Valley Unified School District, Rev., TRAN, 2.000%, 10/01/13	6,446
6,800	Mountain View Los Atlos Unified High School District, Rev., TRAN, 2.000%, 06/28/13	6,809
42,740	State of California, Series A-2, Rev., RAN, 2.500%, 06/20/13	42,787

	Total Municipal Bonds (Cost $124,232)	124,232

Weekly Demand Notes — 72.4%
	California — 71.7%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/13	1,500
545	ABAG Finance Authority for Nonprofit Corps., San Francisco University High School, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.110%, 06/07/13	545
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.140%, 06/07/13	200
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.220%, 06/07/13	19,030
20,000	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.270%, 06/07/13 (e)	20,000
2,300	Antelope Valley-East Kern Water Agency, Series A2, 0.090%, 06/07/13	2,300
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.140%, 06/07/13 (e)	5,315

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
	Barclays Capital Municipal Trust Receipts, Various States,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 06/07/13 (e)	8,140
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 06/07/13 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 06/07/13 (e)	7,500
21,967	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13 (e)	21,967
17,000	Bay Area Toll Authority, Toll Bridge, California Bay Area, 0.110%, 06/07/13	17,000
6,450	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.110%, 06/07/13	6,450
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.170%, 06/07/13	4,580
4,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.150%, 06/07/13	4,700
2,500	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.090%, 06/07/13	2,500
10,000	California Health Facilities Financing Authority, Adventist Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/07/13	10,000
17,250	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/07/13	17,250
4,705	California Health Facilities Financing Authority, City of Hope, Series C, VRDO, 0.110%, 06/07/13	4,705
9,815	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.110%, 06/07/13	9,815
13,900	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.110%, 06/07/13	13,900
20,000	California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series C, Rev., VRDO, 0.200%, 06/07/13 (i)	20,000
7,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.370%, 06/07/13 (e)	7,950
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 06/07/13	4,620
2,540	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.230%, 06/07/13	2,540
4,325	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/13	4,325
500	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	500
9,695	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, 0.130%, 06/07/13	9,695
1,900	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.150%, 06/07/13	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/13	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR FSA, LIQ: Citibank N.A., 0.170%, 06/07/13 (e)	6,225
	California Statewide Communities Development Authority,
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13 (e)	26,430
6,200	Series J, Rev., VRDO, 0.100%, 06/07/13	6,200
2,950	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/07/13	2,950

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
2,200	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.110%, 06/07/13	2,200
705	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.210%, 06/07/13	705
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	6,235
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 06/07/13	1,970
3,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	3,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/13	2,700
3,110	California Statewide Communities Development Authority, Multi-Family Housing, Horizons Indio, Series F, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/13	3,110
4,537	California Statewide Communities Development Authority, Multi-Family Housing, Ivy Hill Apartments, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	4,537
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/13	11,200
13,315	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.130%, 06/07/13	13,315
8,660	California Statewide Communities Development Authority, Penny Lane Center Project, 0.180%, 06/07/13	8,660
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/07/13	1,100
17,680	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.120%, 06/07/13	17,680
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/13	3,950
16,105	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.110%, 06/07/13	16,105
400	City of Loma Linda, Loma Linda University Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/07/13	400
7,645	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.130%, 06/07/13	7,645
9,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.140%, 06/07/13	9,185
5,000	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.110%, 06/07/13	5,000
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.120%, 06/07/13	3,025
4,200	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	4,200
3,120	City of Palo Alto, Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.150%, 06/07/13 (e)	3,120
12,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	12,050

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
710	City of Richmond, City of Richmond, Wastewater System, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.140%, 06/07/13	710
	City of Riverside, Electric Revenue,
7,600	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/07/13	7,600
5,000	Series C, 0.110%, 06/07/13	5,000
9,000	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	9,000
15,750	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/07/13	15,750
	Deutsche Bank Spears/Lifers Trust Various States,
5,070	Series DB-617, Rev., VRDO, AGM, 0.220%, 06/07/13	5,070
14,480	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/13 (e)	14,480
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 06/07/13	7,805
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.190%, 06/07/13	8,425
8,330	Series DB-324, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/07/13	8,330
8,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/07/13	8,860
26,415	Series DB-422, Rev., VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.200%, 06/07/13	26,415
12,520	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/13 (e)	12,520
8,960	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/13	8,960
17,420	Series DB-466, GO, VRDO, NATL-RE FGIC, LIQ: Deutsche Bank AG, 0.220%, 06/07/13	17,420
9,013	Series DB-648, GO, VRDO, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.220%, 06/07/13	9,013
1,025	Series DB-657, GO, VRDO, AGC, LIQ: Deutsche Bank AG, 0.130%, 06/07/13	1,025
10,605	Series DB-1114, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/07/13	10,605
3,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, Water System, Series A-2, Rev., VRDO, 0.100%, 06/07/13	3,000
7,960	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., 0.120%, 06/07/13 (e)	7,960
1,105	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.120%, 06/07/13	1,105
7,805	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., 0.120%, 06/07/13 (e) (p)	7,805
10,000	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.200%, 06/07/13	10,000
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.160%, 06/07/13	7,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/13	490
11,480	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.100%, 06/07/13	11,480
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/07/13	1,000
2,700	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/07/13	2,700
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 06/07/13	1,586
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 06/07/13	2,900

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
525	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 06/07/13	525
	Metropolitan Water District of Southern California,
18,300	Series A-1, Rev., VRDO, 0.100%, 06/07/13	18,300
4,150	Series A-2, Rev., VRDO, 0.100%, 06/07/13	4,150
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, 0.160%, 06/07/13	15,750
20,000	Norwalk-La Mirada Unified School District, Series SG-169, GO, VRDO, FGIC, LIQ: Societe Generale, 0.120%, 06/07/13	20,000
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13	5,240
3,700	Orange County, Riverbend Apartments, Series B, Rev., VRDO, FHLMC, LOC: FHLMC, 0.110%, 06/07/13	3,700
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	1,810
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, Rev., LIQ: Societe Generale, LOC: Societe Generale, 0.130%, 06/07/13	9,710
5,700	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.180%, 06/07/13	5,700
	Puttable Floating Option Tax-Exempt Receipts,
4,000	Series PT-4694, Rev., VRDO, LIQ: Merrill Lynch Capital Services, Inc., 0.110%, 06/07/13 (e)	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 06/07/13	10,270
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, 0.160%, 06/07/13 (e)	20,000
4,000	Series O, Rev., VRDO, LIQ: Royal Bank of Canada, 0.120%, 06/07/13	4,000
900	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.180%, 06/07/13	900
12,700	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, 0.160%, 06/07/13	12,700
1,300	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	1,300
	Sacramento Municipal Utility District, Electric Revenue,
16,300	Series K, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	16,300
14,500	Series L, Rev., VRDO, 0.100%, 06/07/13	14,500
1,200	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/07/13	1,200
4,245	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.130%, 06/07/13	4,245
	San Francisco City & County Airports Commission, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/07/13	7,410
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/07/13	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.150%, 06/07/13	19,465
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, Special Tax, VRDO, LOC: Bank of America N.A., 0.160%, 06/07/13	700
900	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/07/13	900
900	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/07/13	900

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
5,300	San Jose Financing Authority, Civic Center, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/07/13	5,300
4,069	San Jose, Multi-Family Housing, Sunset Square Apartments Project, Series E, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/07/13	4,069
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.150%, 06/07/13	7,760
2,620	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 06/07/13	2,620
9,670	Santa Clara County Financing Authority, El Camino Hospital, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/13	9,670
1,525	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/07/13	1,525
7,765	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/07/13	7,765
5,360	Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.270%, 06/07/13	5,360
6,500	State of California, Series 2813, GO, VRDO, LIQ: Morgan Stanley Bank, 0.200%, 06/07/13	6,500
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, GO, VRDO, LIQ: Societe Generale, 0.130%, 06/07/13	31,000
670	The Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.110%, 06/07/13	670
4,015	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/13	4,015
4,500	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 06/07/13	4,500
	Wells Fargo Stage Trust, Various States,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo & Co., 0.130%, 06/07/13 (e)	19,750
6,000	Series 2008-7C, GO, NATL-RE, LIQ: Wells Fargo & Co., 0.150%, 06/07/13 (e)	6,000
800	West Covina Redevelopment Agency, Lakes Public Parking Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/07/13	800
4,000	West Hills Community College District, Rev., VRDO, LOC: Union Bank of CA N.A., 0.110%, 06/07/13	4,000

		999,697

	Puerto Rico — 0.7%
9,200	Commonwealth of Puerto Rico, Public Improvement, Series C-5-2, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.120%, 06/07/13	9,200

	Total Weekly Demand Notes (Cost $1,008,897)	1,008,897

SHARES
Variable Rate Demand Preferred Shares — 7.4%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.240%, 06/07/13 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.300%, 06/07/13 # (e)	35,000
7,000	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.300%, 06/07/13 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	6,000

	Total Variable Rate Demand Preferred Shares (Cost $103,500)	103,500

	Total Investments — 99.9% (Cost $1,392,229 ) *	1,392,229
	Other Assets in Excess of Liabilities — 0.1%	1,685

	NET ASSETS — 100.0%	$1,393,914

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,392,229	$—	$1,392,229

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.6% (t)
	California — 93.8%
	Certificate of Participation/Lease — 8.9%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	849
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,347
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., 6.000%, 04/01/25	1,805
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,114
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%, 03/01/20	1,728
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.000%, 05/01/20	1,083
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,073
3,245	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	3,261
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,345
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,171
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,811
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,750
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,396
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,421
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,648
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., NATL-RE, 6.500%, 07/01/15	271
2,190	Series A, Rev., 5.250%, 07/15/21	2,574
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,720
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.750%, 11/15/13	1,025

		29,392

	Education — 2.5%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,144
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13 (p)	769
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,877
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,212
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,318
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,097

		8,417

	General Obligation — 34.0%
2,050	Acalanes Union High School District, GO, 4.000%, 08/01/20	2,358
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,525
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,122
513	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (i)	518
1,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	913
	City of Irvine, Improvement Bond Act of 1915, District No. 12-1,
825	2.000%, 09/02/13	829
500	3.000%, 09/02/14	516
1,500	Coast Community College District, Series A, GO, 5.000%, 08/01/23	1,843
1,000	Cupertino Union School District, Series A, GO, 5.000%, 08/01/27 (w)	1,180

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,989
1,600	El Camino Community College District, Series C, GO, Zero Coupon, 08/01/19	1,426
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	941
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	1,303
1,000	Fremont Unified School District, Alameda County, GO, 5.000%, 08/01/26	1,189
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	923
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,047
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	3,001
1,500	COP, 5.000%, 03/01/27	1,740
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,696
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,190
125	Series A, GO, FGIC, 6.000%, 07/01/15	140
1,000	Series I, GO, 5.000%, 07/01/25	1,150
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,128
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,147
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,254
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,970
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,655
1,210	Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,412
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	649
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL- RE, Zero Coupon, 08/01/21	1,095
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,118
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,160
1,015	GO, Zero Coupon, 08/01/25	684
1,500	GO, Zero Coupon, 08/01/26	963
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,347
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,196
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,629
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,172
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	996
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,496
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,049
2,000	San Francisco City & County, Series R1, GO, 5.000%, 06/15/20	2,437
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	1,914
1,000	GO, 5.000%, 08/01/25	1,178
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,746
1,750	San Jose Unified School District, GO, 5.000%, 08/01/28	2,048
1,000	San Mateo County Community College District, GO, 5.000%, 09/01/22	1,239
1,085	San Ramon Valley Unified School District, GO, 5.000%, 08/01/27	1,295
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,873
1,500	Santa Clara County, Election of 2008, Series B, GO, 5.000%, 08/01/21	1,844
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,366

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,885
1,000	Sonoma Junior College District, GO, 5.000%, 08/01/27	1,180
4,000	South San Francisco Unified School District, Series D, GO, Zero Coupon, 05/15/17	3,837
	State of California,
1,500	GO, 5.000%, 03/01/17	1,672
2,000	GO, 5.000%, 08/01/19	2,276
1,000	GO, 5.000%, 09/01/19	1,131
1,000	GO, 5.000%, 09/01/21	1,210
3,500	GO, 5.000%, 11/01/21	4,048
3,000	GO, 5.000%, 08/01/22	3,391
2,000	GO, 5.000%, 04/01/24	2,282
1,575	GO, 5.250%, 09/01/27	1,839
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,569
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,856
	State of California, Various Purpose,
1,000	GO, 5.000%, 10/01/21	1,211
1,000	GO, 5.000%, 10/01/22	1,210
2,000	GO, 5.000%, 02/01/26	2,324
2,310	GO, 5.250%, 10/01/22	2,735
1,000	GO, 5.500%, 04/01/23	1,182
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,781
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,390

		112,730

	Hospital — 2.7%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,082
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,819
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,218
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,042
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,666
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,702
500	Series E, Rev., 5.000%, 05/15/15	546

		9,075

	Housing — 0.6%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., FGIC, 4.350%, 02/01/17	1,034
1,000	Series J, Rev., AGM, 4.750%, 08/01/15	1,052

		2,086

	Other Revenue — 19.5%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	826
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,246
1,500	California Health Facilities Financing Authority, Adventist Health System, Rev., 5.000%, 03/01/26	1,709
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 08/15/18	1,184
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,168
	California State Department of Water Resources, Power Supply,
2,000	Series L, Rev., 5.000%, 05/01/14	2,088
1,000	Series N, Rev., 4.000%, 05/01/18	1,141
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,130
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., 5.000%, 05/01/17	1,153
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	623
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,147
1,500	Series B, Rev., 5.000%, 05/15/26	1,717
1,000	City of Los Angeles, Wastewater System, Series A, Rev., 5.000%, 06/01/19	1,204

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,430	City of Santa Rosa, Series A, Rev., 5.000%, 09/01/27	2,792
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,104
500	Eastern Municipal Water District, Series A, Rev., 4.000%, 07/01/17	562
1,000	Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,239
1,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series A-1, Rev., 5.000%, 06/01/13	1,000
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	606
	Los Angeles Department of Airports,
2,000	Series A, Rev., AMT, 5.000%, 05/15/29	2,250
2,000	Series A, Rev., 5.000%, 05/15/26	2,284
1,000	Series A, Rev., 5.000%, 05/15/27	1,143
	Los Angeles Department of Water & Power, Power Systems,
750	Series A, Rev., 5.000%, 07/01/15	822
2,000	Series A, Rev., 5.000%, 07/01/27	2,343
1,500	Series B, Rev., 5.000%, 07/01/23 (w)	1,844
	Los Angeles Harbor Department,
1,000	Series A, Rev., 5.000%, 08/01/21	1,195
1,000	Series B, Rev., 5.000%, 08/01/25	1,170
1,185	Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,393
	Metropolitan Water District of Southern California,
1,500	Series A, Rev., 5.000%, 10/01/29	1,754
2,000	Series F, Rev., 5.000%, 07/01/28	2,359
1,500	Series G, Rev., 5.000%, 07/01/28	1,770
1,000	Port of Oakland, Series O, Rev., 5.000%, 05/01/17	1,151
1,000	Regents of the University of California, Series AF, Rev., 5.000%, 05/15/21	1,225
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,312
1,000	San Diego County Regional Airport Authority, Series B, Rev., 5.000%, 07/01/28	1,120
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,176
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,726
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,423
2,000	San Francisco City & County Airports Commission, Second Series, Series A, Rev., 5.000%, 05/01/29	2,215
2,380	San Francisco City & County Public Utilities Commission, Sub Series A, Rev., 5.000%, 11/01/26	2,766
	San Francisco City & County Public Utilities Commission, Unrefunded Balance,
765	Series A, 5.000%, Rev., 11/01/16	877
410	Sub Series A, Rev., 5.000%, 11/01/14	437
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,172
1,350	Series U, Rev., 5.000%, 05/15/14	1,412
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	696
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29 (w)	1,129

		64,803

	Prerefunded — 2.7%
720	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA/MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	944
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,263
	San Francisco City & County Public Utilities Commission, Prerefunded Balance,
1,235	Series A, Rev., 5.000%, 11/01/16 (p)	1,417
1,560	Sub Series A, Rev., 5.000%, 11/01/14 (p)	1,663
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,110
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,986
715	Rev., Zero Coupon, 01/01/19 (p)	663

		9,046

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 2.9%
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., NATL-RE, 5.000%, 08/01/18	1,002
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,385
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,008
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,392
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,383

		9,546

	Transportation — 6.0%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,250
1,500	Series F, Rev., 5.000%, 04/01/25	1,756
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,085
1,250	Series E, Rev., 4.500%, 05/15/16	1,381
	Los Angeles Harbor Department,
1,500	Series A, Rev., NATL-RE, 5.000%, 08/01/17	1,719
1,500	Series C, Rev., 5.000%, 08/01/14	1,582
1,000	Series C, Rev., NATL-RE, 5.000%, 08/01/17	1,114
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,598
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,730
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,739
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,044
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,198
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AGM, 5.750%, 05/01/22	1,744

		19,940

	Utility — 6.5%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,315
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,760
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,164
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,365
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,278
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,745
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,763
1,500	Series B, Rev., 5.250%, 07/01/23	1,786
2,000	Series B, Rev., AGM, 5.125%, 07/01/13 (p)	2,008
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,406

		21,590

	Water & Sewer — 7.5%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,946
2,500	Series AF, Rev., 5.000%, 12/01/25	2,931
1,500	Series AG, Rev., 5.000%, 12/01/24	1,787
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,098
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,106
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,038
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,766
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,778

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,095
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,205
1,000	Series E, Rev., 3.750%, 07/01/14	1,038
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,688
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,163
1,500	Series A, Rev., 5.000%, 05/15/25	1,745
2,000	Series B, Rev., 5.000%, 08/01/25	2,316

		24,700

	Total California	311,325

	Illinois — 0.6%
	Transportation — 0.6%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,191

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,198

	New York — 0.5%
	Other Revenue — 0.5%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/19	1,821

	Ohio — 0.2%
	Housing — 0.2%
540	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 4.100%, 09/01/13	544

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,167

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
455	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	558
300	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	323

	Total Puerto Rico	881

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	569

	Texas — 0.3%
	Transportation — 0.3%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,119

	Total Municipal Bonds (Cost $ 298,338)	320,815

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
12,843	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $ 12,843)	12,843

	Total Investments — 100.5% (Cost $ 311,181)	333,658
	Liabilities in Excess of Other Assets — (0.5)%	(1,777)

	NET ASSETS — 100.0%	$331,881

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
*	—	Filed for bankruptcy on November 8, 2010.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,321
Aggregate gross unrealized depreciation	(844)

Net unrealized appreciation/depreciation	$22,477

Federal income tax cost of investments	$311,181

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$29,392	$—		$29,392
Education	—	8,417	—		8,417
General Obligation	—	112,212	518		112,730
Hospital	—	9,075	—		9,075
Housing	—	2,086	—		2,086
Other Revenue	—	64,803	—		64,803
Prerefunded	—	9,046	—		9,046
Special Tax	—	9,546	—		9,546
Transportation	—	19,940	—		19,940
Utility	—	21,590	—		21,590
Water & Sewer	—	24,700	—		24,700

Total California	—	310,807	518		311,325

Illinois
Transportation	—	2,191	—		2,191
Kentucky
Certificate of Participation/Lease	—	1,198	—		1,198
New York
Other Revenue	—	1,821	—		1,821
Ohio
Housing	—	544	—		544
Pennsylvania
Hospital	—	1,167	—		1,167
Puerto Rico
Other Revenue	—	881	—		881
South Carolina
General Obligation	—	569	—		569
Texas
Transportation	—	1,119	—		1,119

Total Municipal Bonds	—	320,297	518		320,815

Short-Term Investments
Investment Company	12,843	—	—		12,843

Total Investments in Securities	$12,843	$320,297	$518	*	$333,658

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $518,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
152	RALI Trust, Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	155
90	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2004-3, Class 3A1, 5.500%, 03/25/19	92

	Total Collateralized Mortgage Obligations (Cost $ 240)	247

Commercial Mortgage-Backed Security — 0.0% (g)
– (h)	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.499%, 11/15/15 (e) (Cost $ –)	—	(h)

Corporate Bonds — 82.8%
	Consumer Discretionary — 10.4%
	Auto Components — 0.1%
12	Dana Holding Corp., 6.750%, 02/15/21	13
120	Lear Corp., 8.125%, 03/15/20	133

		146

	Automobiles — 0.9%
1,000	Daimler Finance North America LLC, 2.950%, 01/11/17 (e)	1,042

	Distributors — 0.2%
125	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	132
30	HD Supply, Inc., 8.125%, 04/15/19	33
38	LKQ Corp., 4.750%, 05/15/23 (e)	38

		203

	Diversified Consumer Services — 0.5%
87	Coinstar, Inc., 6.000%, 03/15/19 (e)	89
310	Service Corp. International, 8.000%, 11/15/21	381
20	Stewart Enterprises, Inc., 6.500%, 04/15/19	22

		492

	Hotels, Restaurants & Leisure — 0.9%
40	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	40
35	DineEquity, Inc., 9.500%, 10/30/18	39
200	MGM Resorts International, 11.375%, 03/01/18	259
50	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	50
120	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	129
185	Speedway Motorsports, Inc., 6.750%, 02/01/19	197
31	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	33
60	Vail Resorts, Inc., 6.500%, 05/01/19	64
160	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	169

		980

	Household Durables — 1.0%
31	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	33
	D.R. Horton, Inc.,
118	4.375%, 09/15/22	118
140	5.625%, 01/15/16	151
135	6.500%, 04/15/16	150
	Lennar Corp.,
16	4.750%, 12/15/17	17
55	6.950%, 06/01/18	64
70	12.250%, 06/01/17	92
11	Libbey Glass, Inc., 6.875%, 05/15/20	12
20	M/I Homes, Inc., 8.625%, 11/15/18	22
15	Meritage Homes Corp., 7.000%, 04/01/22	17
	Standard Pacific Corp.,
60	8.375%, 01/15/21	72
78	10.750%, 09/15/16	96
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
37	5.250%, 04/15/21 (e)	37
22	7.750%, 04/15/20 (e)	25
	Toll Brothers Finance Corp.,
50	4.375%, 04/15/23	50
16	5.875%, 02/15/22	18
130	6.750%, 11/01/19	151

		1,125

	Internet & Catalog Retail — 0.2%
43	Netflix, Inc., 5.375%, 02/01/21 (e)	44
	QVC, Inc.,
15	5.125%, 07/02/22	16

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Internet & Catalog Retail — Continued
99	7.375%, 10/15/20 (e)	109

		169

	Media — 6.1%
	Cablevision Systems Corp.,
148	5.875%, 09/15/22	147
65	7.750%, 04/15/18	73
75	8.000%, 04/15/20	85
	CCO Holdings LLC/CCO Holdings Capital Corp.,
39	5.125%, 02/15/23	38
93	5.250%, 03/15/21 (e)	94
200	5.250%, 09/30/22	200
113	5.750%, 01/15/24	114
202	6.500%, 04/30/21	217
25	7.000%, 01/15/19	27
150	7.375%, 06/01/20	168
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
15	5.125%, 12/15/21 (e)	15
38	8.625%, 11/15/17 (e)	40
	Cinemark USA, Inc.,
25	7.375%, 06/15/21	28
40	8.625%, 06/15/19	45
	Clear Channel Worldwide Holdings, Inc.,
19	6.500%, 11/15/22 (e)	20
151	6.500%, 11/15/22 (e)	159
81	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	81
250	Comcast Cable Communications LLC, 8.500%, 05/01/27	350
750	Comcast Corp., 7.050%, 03/15/33	993
	DISH DBS Corp.,
50	4.625%, 07/15/17	50
7	5.000%, 05/15/17 (e)	7
158	5.000%, 03/15/23	149
232	5.125%, 05/01/20 (e)	226
59	5.875%, 07/15/22	59
85	6.750%, 06/01/21	90
205	7.875%, 09/01/19	230
75	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	79
75	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21	82
108	Lamar Media Corp., 5.000%, 05/01/23	109
45	Liberty Interactive LLC, 8.250%, 02/01/30	50
20	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	21
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	78
45	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	49
270	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	271
	Sirius XM Radio, Inc.,
23	4.250%, 05/15/20 (e)	23
23	4.625%, 05/15/23 (e)	22
50	5.250%, 08/15/22 (e)	51
115	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	117
1,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,064
40	Univision Communications, Inc., 6.750%, 09/15/22 (e)	43
100	Valassis Communications, Inc., 6.625%, 02/01/21	103
67	Virgin Media Finance LLC, (United Kingdom), 8.375%, 10/15/19 (i)	—
500	Walt Disney Co. (The), 5.875%, 12/15/17	596
80	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	84
250	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	275

		6,822

	Specialty Retail — 0.5%
24	CST Brands, Inc., 5.000%, 05/01/23 (e)	24
	L Brands, Inc.,
70	5.625%, 02/15/22	75
125	8.500%, 06/15/19	153
142	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	150
175	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	181

		583

	Textiles, Apparel & Luxury Goods — 0.0% (g)
38	PVH Corp., 4.500%, 12/15/22	38

	Total Consumer Discretionary	11,600

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Staples — 3.8%
	Beverages — 0.9%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	263
	Constellation Brands, Inc.,
19	3.750%, 05/01/21	18
38	4.250%, 05/01/23	37
40	6.000%, 05/01/22	45
25	7.250%, 09/01/16	29
110	7.250%, 05/15/17	129
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	174
245	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	258

		953

	Food & Staples Retailing — 0.9%
	Ingles Markets, Inc.,
130	5.750%, 06/15/23 (e)	130
119	8.875%, 05/15/17	125
500	Kroger Co. (The), 3.400%, 04/15/22	508
250	Rite Aid Corp., 8.000%, 08/15/20	281

		1,044

	Food Products — 1.9%
275	Archer-Daniels-Midland Co., 6.625%, 05/01/29	341
200	Cargill, Inc., 7.375%, 10/01/25 (e)	273
35	Dean Foods Co., 7.000%, 06/01/16	39
138	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	137
	JBS USA LLC/JBS USA Finance, Inc.,
35	7.250%, 06/01/21 (e)	38
33	8.250%, 02/01/20 (e)	36
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	929
250	Mondelez International, Inc., 4.125%, 02/09/16	270

		2,063

	Household Products — 0.1%
150	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	164

	Total Consumer Staples	4,224

	Energy — 9.3%
	Energy Equipment & Services — 2.1%
830	Baker Hughes, Inc., 5.125%, 09/15/40	939
200	Key Energy Services, Inc., 6.750%, 03/01/21	203
127	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	129
	Oil States International, Inc.,
30	5.125%, 01/15/23 (e)	32
195	6.500%, 06/01/19	210
125	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	134
150	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	161
133	Unit Corp., 6.625%, 05/15/21	140
300	Weatherford International, Inc., 6.350%, 06/15/17	340

		2,288

	Oil, Gas & Consumable Fuels — 7.2%
	Access Midstream Partners LP/ACMP Finance Corp.,
85	4.875%, 05/15/23	84
275	6.125%, 07/15/22	294
55	Alpha Natural Resources, Inc., 6.250%, 06/01/21	49
45	Antero Resources Finance Corp., 6.000%, 12/01/20	47
244	Apache Corp., 5.100%, 09/01/40	255
	Bill Barrett Corp.,
15	7.000%, 10/15/22	16
45	7.625%, 10/01/19	48
60	9.875%, 07/15/16	63
1,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	1,126
	Chesapeake Energy Corp.,
14	3.250%, 03/15/16	14
40	5.375%, 06/15/21	41
40	5.750%, 03/15/23	42
73	6.125%, 02/15/21	79
30	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	31
193	Cimarex Energy Co., 5.875%, 05/01/22	206
	Concho Resources, Inc.,
130	6.500%, 01/15/22	140
100	7.000%, 01/15/21	109
164	CONSOL Energy, Inc., 8.250%, 04/01/20	181

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Continental Resources, Inc.,
130	4.500%, 04/15/23 (e)	131
190	5.000%, 09/15/22	197
53	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	55
200	El Paso LLC, 7.250%, 06/01/18	232
80	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	91
	EP Energy LLC/Everest Acquisition Finance, Inc.,
24	6.875%, 05/01/19	26
16	7.750%, 09/01/22	18
	Hilcorp Energy I LP/Hilcorp Finance Co.,
100	7.625%, 04/15/21 (e)	110
100	8.000%, 02/15/20 (e)	111
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
73	4.500%, 07/15/23	71
100	5.500%, 02/15/23	104
194	6.250%, 06/15/22	210
	Newfield Exploration Co.,
77	5.625%, 07/01/24	81
40	5.750%, 01/30/22	43
230	6.875%, 02/01/20	246
	Peabody Energy Corp.,
130	6.000%, 11/15/18	139
45	6.250%, 11/15/21	47
30	6.500%, 09/15/20	32
1,000	Petrobras Global Finance B.V., (Netherlands), VAR, 1.894%, 05/20/16	1,003
100	Pioneer Natural Resources Co., 7.500%, 01/15/20	126
	Plains Exploration & Production Co.,
53	6.500%, 11/15/20	59
53	6.875%, 02/15/23	60
	QEP Resources, Inc.,
27	5.250%, 05/01/23	27
45	5.375%, 10/01/22	46
225	6.875%, 03/01/21	252
	Range Resources Corp.,
39	5.000%, 03/15/23 (e)	40
90	5.750%, 06/01/21	95
	Regency Energy Partners LP/Regency Energy Finance Corp.,
17	4.500%, 11/01/23 (e)	17
125	5.500%, 04/15/23	131
215	6.500%, 07/15/21	233
	SM Energy Co.,
40	5.000%, 01/15/24 (e)	40
30	6.500%, 11/15/21	33
90	6.500%, 01/01/23	99
125	6.625%, 02/15/19	134
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	207
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
50	4.250%, 11/15/23 (e)	47
20	6.375%, 08/01/22	22
250	6.875%, 02/01/21	270
	Tesoro Corp.,
18	4.250%, 10/01/17	19
28	5.375%, 10/01/22	29
19	Western Refining, Inc., 6.250%, 04/01/21 (e)	20
	WPX Energy, Inc.,
115	5.250%, 01/15/17	122
116	6.000%, 01/15/22	125

		8,025

	Total Energy	10,313

	Financials — 25.1%
	Capital Markets — 4.9%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	208
1,000	BlackRock, Inc., 5.000%, 12/10/19	1,171
200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	233
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	566
	Goldman Sachs Group, Inc. (The),
170	3.625%, 02/07/16	180
330	6.000%, 05/01/14	346
500	6.000%, 06/15/20	585
400	6.250%, 02/01/41	468
1,000	Legg Mason, Inc., 5.500%, 05/21/19	1,075

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
500	Morgan Stanley, 4.100%, 01/26/15	523
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
62	5.625%, 03/15/20 (e)	66
62	5.875%, 03/15/22 (e)	66

		5,487

	Commercial Banks — 5.8%
390	AmSouth Bancorp, 6.750%, 11/01/25	438
1,000	Barclays Bank plc, (United Kingdom), 2.750%, 02/23/15	1,031
	CIT Group, Inc.,
56	5.000%, 05/15/17	60
35	5.250%, 03/15/18	38
27	5.375%, 05/15/20	29
250	6.625%, 04/01/18 (e)	281
250	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 3.375%, 01/19/17	266
44	Countrywide Capital III, Series B, 8.050%, 06/15/27	55
857	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	909
500	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	549
650	PNC Bank N.A., 6.875%, 04/01/18	786
200	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	206
405	Royal Bank of Scotland N.V., (Netherlands), VAR, 0.981%, 03/09/15	392
325	Wachovia Capital Trust III, VAR, 5.570%, 07/05/13 (x)	325
1,000	Wells Fargo & Co., 2.625%, 12/15/16	1,047

		6,412

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
285	7.500%, 09/15/20	333
70	8.000%, 11/01/31	90
150	American Express Co., 7.250%, 05/20/14	160
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	210
480	Capital One Bank USA N.A., 3.375%, 02/15/23	473
19	Community Choice Financial, Inc., 10.750%, 05/01/19	19
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	220
	General Motors Financial Co., Inc.,
42	2.750%, 05/15/16	42
20	3.250%, 05/15/18 (e)	20
33	4.250%, 05/15/23 (e)	32

		1,599

	Diversified Financial Services — 3.6%
	Bank of America Corp.,
100	5.420%, 03/15/17	110
500	5.875%, 01/05/21	584
100	7.800%, 09/15/16	118
280	Series K, VAR, 8.000%, 01/30/18 (x)	319
	Citigroup, Inc.,
500	6.375%, 08/12/14	532
55	VAR, 5.950%, 01/30/23 (x)	57
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	554
	CNH Capital LLC,
62	3.625%, 04/15/18 (e)	62
75	6.250%, 11/01/16	83
1,500	General Electric Capital Corp., 2.900%, 01/09/17	1,570

		3,989

	Insurance — 6.2%
178	American International Group, Inc., VAR, 8.175%, 05/15/58	233
1,156	Berkshire Hathaway, Inc., 3.400%, 01/31/22	1,196
100	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	105
70	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	72
175	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	207
450	John Hancock Life Insurance Co., 7.375%, 02/15/24 (e)	561
	Liberty Mutual Group, Inc.,
233	7.800%, 03/15/37 (e)	279
107	VAR, 10.750%, 06/15/58 (e)	168
306	Lincoln National Corp., 4.200%, 03/15/22	328

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
700	Massachusetts Mutual Life Insurance Co., 8.875%, 06/01/39 (e)	1,072
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	505
200	5.125%, 06/10/14 (e)	209
750	Nationwide Mutual Insurance Co., 8.250%, 12/01/31 (e)	961
1,000	New York Life Global Funding, 1.650%, 05/15/17 (e)	1,004
52	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	55

		6,955

	Real Estate Investment Trusts (REITs) — 3.0%
40	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	41
37	Corrections Corp. of America, 4.125%, 04/01/20 (e)	37
225	DuPont Fabros Technology LP, 8.500%, 12/15/17	241
	ERP Operating LP,
125	5.375%, 08/01/16	141
715	6.584%, 04/13/15	789
85	Felcor Lodging LP, 6.750%, 06/01/19	91
60	HCP, Inc., 3.750%, 02/01/16	64
30	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	30
58	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	63
649	ProLogis LP, 6.875%, 03/15/20	785
45	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	46
500	Simon Property Group LP, 6.125%, 05/30/18	603
	Weyerhaeuser Co.,
36	7.125%, 07/15/23	45
225	7.375%, 03/15/32	298
29	8.500%, 01/15/25	39

		3,313

	Real Estate Management & Development — 0.2%
125	CBRE Services, Inc., 6.625%, 10/15/20	135
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19	27

		162

	Thrifts & Mortgage Finance — 0.0% (g)
40	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	41

	Total Financials	27,958

	Health Care — 4.3%
	Biotechnology — 0.5%
500	Amgen, Inc., 6.150%, 06/01/18	601

	Health Care Equipment & Supplies — 0.1%
15	Hologic, Inc., 6.250%, 08/01/20	16
	Mallinckrodt International Finance S.A., (Luxembourg),
23	3.500%, 04/15/18 (e)	23
87	4.750%, 04/15/23 (e)	88

		127

	Health Care Providers & Services — 3.0%
500	Aetna, Inc., 6.000%, 06/15/16	571
25	Amsurg Corp., 5.625%, 11/30/20 (e)	26
85	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	89
100	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	107
	Fresenius Medical Care U.S. Finance II, Inc.,
42	5.625%, 07/31/19 (e)	46
78	5.875%, 01/31/22 (e)	87
	Fresenius Medical Care U.S. Finance, Inc.,
125	6.500%, 09/15/18 (e)	142
125	6.875%, 07/15/17	143
	HCA, Inc.,
70	4.750%, 05/01/23	70
175	5.875%, 03/15/22	192
160	6.500%, 02/15/20	181
325	7.875%, 02/15/20	354
220	Health Management Associates, Inc., 6.125%, 04/15/16	241
500	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	550
265	Omnicare, Inc., 7.750%, 06/01/20	293
	Tenet Healthcare Corp.,
70	4.375%, 10/01/21 (e)	68
70	4.500%, 04/01/21 (e)	69
20	4.750%, 06/01/20 (e)	20
30	6.250%, 11/01/18	33

		3,282

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — 0.7%
	Endo Health Solutions, Inc.,
60	7.000%, 07/15/19	65
120	7.250%, 01/15/22	129
500	Hospira, Inc., 5.600%, 09/15/40	480
	Valeant Pharmaceuticals International,
15	6.375%, 10/15/20 (e)	16
90	7.000%, 10/01/20 (e)	97

		787

	Total Health Care	4,797

	Industrials — 7.5%
	Aerospace & Defense — 1.7%
300	B/E Aerospace, Inc., 5.250%, 04/01/22	313
400	Boeing Co. (The), 7.950%, 08/15/24	567
	Bombardier, Inc., (Canada),
64	4.250%, 01/15/16 (e)	66
55	6.125%, 01/15/23 (e)	58
21	DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	21
65	Triumph Group, Inc., 4.875%, 04/01/21 (e)	66
628	United Technologies Corp., 6.050%, 06/01/36	780

		1,871

	Airlines — 0.6%
270	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (i)	290
20	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	21
171	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	191
111	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	121

		623

	Building Products — 0.7%
	Building Materials Corp. of America,
125	6.750%, 05/01/21 (e)	135
125	6.875%, 08/15/18 (e)	134
100	7.500%, 03/15/20 (e)	108
110	Griffon Corp., 7.125%, 04/01/18	118
	Masco Corp.,
265	5.950%, 03/15/22	295
9	7.125%, 03/15/20	11

		801

	Commercial Services & Supplies — 0.6%
55	Clean Harbors, Inc., 5.125%, 06/01/21	57
173	Covanta Holding Corp., 6.375%, 10/01/22	187
	Deluxe Corp.,
46	6.000%, 11/15/20	49
120	7.000%, 03/15/19	130
70	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	75
	R.R. Donnelley & Sons Co.,
16	7.250%, 05/15/18	18
75	7.625%, 06/15/20	79
35	7.875%, 03/15/21	37

		632

	Construction & Engineering — 0.5%
182	Dycom Investments, Inc., 7.125%, 01/15/21	197
65	MasTec, Inc., 4.875%, 03/15/23	64
300	Tutor Perini Corp., 7.625%, 11/01/18	316

		577

	Electrical Equipment — 0.1%
40	Anixter, Inc., 5.625%, 05/01/19	43
31	Viasystems, Inc., 7.875%, 05/01/19 (e)	33

		76

	Industrial Conglomerates — 0.8%
500	Hutchison Whampoa International 11 Ltd., (Cayman Islands), 4.625%, 01/13/22 (e)	530
20	J.M. Huber Corp., 9.875%, 11/01/19 (e)	23
295	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	348

		901

	Machinery — 0.4%
35	Actuant Corp., 5.625%, 06/15/22	36
175	AGCO Corp., 5.875%, 12/01/21	187
185	Briggs & Stratton Corp., 6.875%, 12/15/20	209

		432

	Marine — 0.0% (g)
	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc.,
30	9.250%, 04/15/19	33
14	9.250%, 04/15/19 (e)	15

		48

	Professional Services — 0.1%
100	FTI Consulting, Inc., 6.750%, 10/01/20	107

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — 0.8%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
39	5.500%, 04/01/23 (e)	39
55	8.250%, 01/15/19	60
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	78
90	Hertz Corp. (The), 6.750%, 04/15/19	98
10	Kansas City Southern de Mexico S.A. de C.V., (Mexico), 6.125%, 06/15/21	11
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 07/11/14 (e)	508
75	United Rentals North America, Inc., 9.250%, 12/15/19	84

		878

	Trading Companies & Distributors — 1.2%
	Aircastle Ltd., (Bermuda),
13	6.250%, 12/01/19	14
125	9.750%, 08/01/18	141
	International Lease Finance Corp.,
153	4.625%, 04/15/21	152
265	6.250%, 05/15/19	290
226	8.250%, 12/15/20	274
25	8.625%, 01/15/22	31
25	8.875%, 09/01/17	30
	Rexel S.A., (France),
215	5.250%, 06/15/20 (e)	219
200	6.125%, 12/15/19 (e)	211

		1,362

	Total Industrials	8,308

	Information Technology — 4.7%
	Communications Equipment — 0.0% (g)
	Nokia OYJ, (Finland),
23	5.375%, 05/15/19	23
24	6.625%, 05/15/39	21

		44

	Computers & Peripherals — 0.7%
500	Hewlett-Packard Co., 6.125%, 03/01/14	519
35	NCR Corp., 5.000%, 07/15/22	35
	Seagate HDD Cayman, (Cayman Islands),
100	6.875%, 05/01/20	107
160	7.000%, 11/01/21	176

		837

	Electronic Equipment, Instruments & Components — 0.7%
592	Arrow Electronics, Inc., 7.500%, 01/15/27	707
50	Brightstar Corp., 9.500%, 12/01/16 (e)	54
13	Jabil Circuit, Inc., 4.700%, 09/15/22	13

		774

	Internet Software & Services — 0.7%
500	eBay, Inc., 3.250%, 10/15/20	523
190	Equinix, Inc., 7.000%, 07/15/21	212

		735

	IT Services — 1.3%
95	Audatex North America, Inc., 6.750%, 06/15/18 (e)	101
60	Cardtronics, Inc., 8.250%, 09/01/18	65
95	First Data Corp., 6.750%, 11/01/20 (e)	99
1,043	International Business Machines Corp., 1.625%, 05/15/20	1,007
65	Lender Processing Services, Inc., 5.750%, 04/15/23	72
50	Unisys Corp., 6.250%, 08/15/17	54
74	WEX, Inc., 4.750%, 02/01/23 (e)	74

		1,472

	Semiconductors & Semiconductor Equipment — 0.7%
	Amkor Technology, Inc.,
30	6.625%, 06/01/21	31
150	7.375%, 05/01/18	158
500	National Semiconductor Corp., 6.600%, 06/15/17	598

		787

	Software — 0.6%
235	Intuit, Inc., 5.750%, 03/15/17	265
121	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	123
200	Oracle Corp., 5.750%, 04/15/18	238

		626

	Total Information Technology	5,275

	Materials — 3.8%
	Chemicals — 0.8%
	Ashland, Inc.,
41	3.000%, 03/15/16 (e)	41
50	3.875%, 04/15/18 (e)	51
30	4.750%, 08/15/22 (e)	31
54	Basell Finance Co., B.V., (Netherlands),
	8.100%, 03/15/27 (e)	73

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
	Celanese US Holdings LLC,
30	4.625%, 11/15/22	31
125	6.625%, 10/15/18	135
200	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	236
24	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	25
	PolyOne Corp.,
64	5.250%, 03/15/23 (e)	66
86	7.375%, 09/15/20	95
80	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	85
15	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	15
65	Tronox Finance LLC, 6.375%, 08/15/20 (e)	64

		948

	Construction Materials — 0.6%
100	CRH America, Inc., 6.000%, 09/30/16	113
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	83
40	Lafarge S.A., (France), 7.125%, 07/15/36 Vulcan Materials Co.,	43
105	7.000%, 06/15/18	119
235	7.500%, 06/15/21	278

		636

	Containers & Packaging — 0.6%
	Ball Corp.,
250	5.000%, 03/15/22	259
100	7.375%, 09/01/19	108
65	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	71
110	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	107
54	Graphic Packaging International, Inc., 4.750%, 04/15/21	55
25	Sealed Air Corp., 6.500%, 12/01/20 (e)	28

		628

	Metals & Mining — 1.6%
	ArcelorMittal, (Luxembourg),
200	5.000%, 02/25/17	208
285	6.750%, 02/25/22	305
115	7.500%, 10/15/39	116
170	9.850%, 06/01/19	210
21	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	22
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	106
	Commercial Metals Co.,
15	4.875%, 05/15/23	14
120	6.500%, 07/15/17	132
	FMG Resources August 2006 Pty Ltd., (Australia),
14	6.000%, 04/01/17 (e)	14
143	7.000%, 11/01/15 (e)	147
112	Kaiser Aluminum Corp., 8.250%, 06/01/20	126
14	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	15
34	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	37
	Steel Dynamics, Inc.,
65	5.250%, 04/15/23 (e)	68
56	6.125%, 08/15/19 (e)	61
56	6.375%, 08/15/22 (e)	61
70	7.625%, 03/15/20	77
	United States Steel Corp.,
34	6.875%, 04/01/21	34
85	7.375%, 04/01/20	87

		1,840

	Paper & Forest Products — 0.2%
100	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	106
90	Clearwater Paper Corp., 4.500%, 02/01/23 (e)	89

		195

	Total Materials	4,247

	Telecommunication Services — 6.8%
	Diversified Telecommunication Services — 4.8%
635	AT&T, Inc., 4.350%, 06/15/45 (e)	589
500	BellSouth Corp., 5.200%, 12/15/16	566
170	Embarq Corp., 7.995%, 06/01/36	184
	Frontier Communications Corp.,
75	8.125%, 10/01/18	86
95	8.500%, 04/15/20	109

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
35	8.750%, 04/15/22	39
100	9.000%, 08/15/31	104
95	9.250%, 07/01/21	111
1,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,055
110	Qwest Capital Funding, Inc., 7.750%, 02/15/31	115
79	Qwest Communications International, Inc., 7.125%, 04/01/18	82
35	Qwest Corp., 7.250%, 09/15/25	41
6	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	6
	Sprint Capital Corp.,
69	6.900%, 05/01/19	74
150	8.750%, 03/15/32	175
150	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	160
150	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	165
900	Verizon Communications, Inc., 6.350%, 04/01/19	1,097
	Virgin Media Finance plc, (United Kingdom),
200	5.250%, 02/15/22	202
67	8.375%, 10/15/19	75
	Windstream Corp.,
8	6.375%, 08/01/23	8
25	7.500%, 06/01/22	26
130	7.750%, 10/15/20	139
35	7.875%, 11/01/17	40
70	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	78

		5,326

	Wireless Telecommunication Services — 2.0%
500	America Movil S.A.B. de C.V., (Mexico), 6.125%, 03/30/40	571
424	MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	444
100	NII Capital Corp., 7.625%, 04/01/21	83
	Sprint Nextel Corp.,
130	7.000%, 03/01/20 (e)	146
75	7.000%, 08/15/20	82
151	9.000%, 11/15/18 (e)	183
13	11.500%, 11/15/21	18
200	VimpelCom Holdings B.V., (Netherlands), 7.504%, 03/01/22 (e)	217
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	537

		2,281

	Total Telecommunication Services	7,607

	Utilities — 7.1%
	Electric Utilities — 3.0%
250	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	260
210	DTE Electric Co., 6.625%, 06/01/36	283
1,000	Entergy Texas, Inc., 3.600%, 06/01/15	1,050
150	Ipalco Enterprises, Inc., 5.000%, 05/01/18	161
500	Northern States Power Co., 6.500%, 03/01/28	651
245	Public Service Co. of New Mexico, 7.950%, 05/15/18	301
500	Southern California Edison Co., 6.650%, 04/01/29	648

		3,354

	Gas Utilities — 1.1%
90	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	96
	Atmos Energy Corp.,
250	4.950%, 10/15/14	264
200	8.500%, 03/15/19	266
32	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	34
83	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	82
	Sabine Pass Liquefaction LLC,
100	5.625%, 02/01/21 (e)	100
100	5.625%, 04/15/23 (e)	100
125	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	134
188	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	196

		1,272

	Independent Power Producers & Energy Traders — 1.7%
	AES Corp.,
20	4.875%, 05/15/23	20
525	7.375%, 07/01/21	614

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
	Calpine Corp.,
273	7.500%, 02/15/21 (e)	296
212	7.875%, 01/15/23 (e)	233
	NRG Energy, Inc.,
69	6.625%, 03/15/23 (e)	73
250	7.625%, 05/15/19	266
350	7.875%, 05/15/21	390

		1,892

	Multi-Utilities — 1.0%
1,000	Dominion Resources, Inc., Series F, 5.250%, 08/01/33	1,121
33	Puget Energy, Inc., 5.625%, 07/15/22	36

		1,157

	Water Utilities — 0.3%
250	American Water Capital Corp., 6.085%, 10/15/17	293

	Total Utilities	7,968

	Total Corporate Bonds (Cost $89,162)	92,297

Foreign Government Security — 0.3%
250	Province of Quebec, (Canada), 6.350%, 01/30/26 (Cost $300)	328

Municipal Bond — 0.5% (t)
	New York — 0.5%
500	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40 (Cost $587)	600

U.S. Treasury Obligations — 5.3%
	U.S. Treasury Bonds,
2,430	3.750%, 08/15/41 (m)	2,658
670	6.125%, 08/15/29 (m)	964
	U.S. Treasury Notes,
900	1.375%, 11/30/18	910
1,400	2.000%, 11/15/21 (m)	1,412

	Total U.S. Treasury Obligations (Cost $5,996)	5,944

SHARES
Common Stocks — 0.1%
	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
6	Capmark Financial Group, Inc.	48

	Materials — 0.1%
	Paper & Forest Products — 0.1%
1	New Holdco (a) (i)	53

	Total Common Stocks (Cost $138)	101

Preferred Stocks — 0.2%
	Financials — 0.2%
	Insurance — 0.2%
1	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42	31
– (h)	XLIT Ltd., (Cayman Islands), VAR, 3.397%, 10/29/49	151

	Total Preferred Stocks (Cost $170)	182

PRINCIPAL AMOUNT($)
Loan Assignments — 0.9%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
74	Chrysler Corp., Term Loan B, VAR, 6.000%, 05/24/17	75

	Hotels, Restaurants & Leisure — 0.0% (g)
45	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	45

	Media — 0.0% (g)
25	Kabel Deutschland GmbH, Facility F1, VAR, 3.250%, 02/01/19	25

	Total Consumer Discretionary	145

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
114	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	113

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
38	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	38
148	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	148

	Total Energy	186

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
– (h)	VAR, 5.000%, 10/01/19	— (h	)
1	VAR, 5.000%, 10/01/19	1
1	VAR, 5.000%, 10/01/19	1
1	VAR, 5.000%, 10/01/19	1
5	VAR, 5.000%, 10/01/19	5
7	VAR, 5.000%, 10/01/19	7
10	VAR, 5.000%, 10/01/19	10
300	Capmark Financial Group, Inc., Escrow, U.S. Term Loan, VAR, 0.000%, 05/10/10 (d)	4

	Total Financials	29

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
	Aptalis Pharma, Inc., Term Loan,
14	VAR, 5.500%, 02/10/17	14
133	VAR, 5.500%, 02/10/17	133

	Total Health Care	147

	Industrials — 0.1%
	Aerospace & Defense — 0.1%
39	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	39

	Commercial Services & Supplies — 0.0% (g)
25	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	25

	Total Industrials	64

	Information Technology — 0.1%
	Communications Equipment — 0.1%
65	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	66

	Materials — 0.1%
	Chemicals — 0.0% (g)
52	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	52
20	Tronox, Term Loan, VAR, 4.500%, 03/19/20	20

		72

	Metals & Mining — 0.1%
80	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	80

	Total Materials	152

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
56	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	56

	Utilities — 0.1%
	Gas Utilities — 0.1%
72	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	73

	Total Loan Assignments (Cost $1,020)	1,031

SHARES
Short-Term Investments— 9.2%
	Investment Companies— 9.2%
8,594	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l)†	8,595
1,700	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	1,700

	Total Short-Term Investments (Cost $10,295)	10,295

	Total Investments — 99.5% (Cost $107,908)	111,025
	Other Assets in Excess of Liabilities — 0.5%	529

	NET ASSETS — 100.0%	$111,554

Percentages indicated are based on net assets.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Union Bank of Switzerland AG:
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.170%	EUR 150	$3	$1

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, New York:
CDX.NA.IG.9.V4	0.700% quarterly	12/20/14	0.025%	$4,500	$(106)	$75

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	6/20/13	0.375%	$500	$(2)	$(6)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	1.497	190	(1)	(9)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	1.497	430	(3)	(20)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.444	50	— (h)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.444	50	— (h)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.444	80	— (h)	(1)
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(8)	(1)
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	0.591	560	(8)	(32)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/13	3.679	50	(2)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(8)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(8)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(8)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(7)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(7)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/14	0.618	50	(2)	(3)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	9/20/14	0.980	100	(5)	(6)
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	5.755	850	(32)	— (h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	1.497	200	(9)	(9)
Union Bank of Switzerland AG:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(8)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	0.496	50	(7)	(1)
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	6/20/13	0.300	40	3	(1)

					$(122)	$(98)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
†	—	Approximately $80,000 of this investment is restricted as collateral for swaps to various brokers
^	—	All or a portion of the security is unsettled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,909
Aggregate gross unrealized depreciation	(792)

Net unrealized appreciation/depreciation	$3,117

Federal income tax cost of investments	$107,908

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Financials	$48	$—		$—	$48
Materials	—	—		53	53

Total Common Stocks	48	—		53	101

Preferred Stocks
Financials	31	151		—	182

Total Preferred Stocks	31	151		—	182

Debt Securities
Collateralized Mortgage Obligations Non-Agency CMO	—	247		—	247

Total Collateralized Mortgage Obligations	—	247		—	247

Commercial Mortgage-Backed Securities	—	—	(a)	—	—	(a)
Corporate Bonds
Consumer Discretionary	—	11,600		—	11,600
Consumer Staples	—	4,224		—	4,224
Energy	—	10,313		—	10,313
Financials	—	27,958		4	27,962
Health Care	—	4,797		—	4,797
Industrials	—	7,685		623	8,308
Information Technology	—	5,275		—	5,275
Materials	—	4,247		—	4,247
Telecommunication Services	—	7,607		—	7,607
Utilities	—	7,968		—	7,968

Total Corporate Bonds	—	91,674		627	92,301

Foreign Government Securities	—	328		—	328
Municipal Bonds	—	600		—	600
U.S. Treasury Obligations	—	5,944		—	5,944
Loan Assignments
Consumer Discretionary	—	145		—	145
Consumer Staples	—	113		—	113
Energy	—	186		—	186
Financials	—	25		—	25
Health Care	—	147		—	147
Industrials	—	64		—	64
Information Technology	—	66		—	66
Materials	—	152		—	152
Telecommunication Services	—	56		—	56
Utilities	—	73		—	73

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Total Loan Assignments	—	1,027	—		1,027

Short-Term Investments
Investment Companies	10,295				10,295

Total Investments in Securities	$10,374	$99,971	$680	*	$111,025

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$6	$—		$6

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(253)	$—		$(253)

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $680,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

(a)	Amount rounds to less than $1,000.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 93.4%
	Consumer Discretionary — 9.2%
	Automobiles — 0.8%
750	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	847
1,180	Daimler Finance North America LLC, 2.950%, 01/11/17 (e) (m)	1,230
1,020	Ford Motor Co., 4.750%, 01/15/43	949

		3,026

	Distributors — 0.6%
1,595	Glencore Funding LLC, 1.700%, 05/27/16 (e)	1,590
500	HD Supply, Inc., 8.125%, 04/15/19	555

		2,145

	Diversified Consumer Services — 0.1%
500	Service Corp. International, 7.500%, 04/01/27	563

	Hotels, Restaurants & Leisure — 0.7%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (m)	953
1,000	MGM Resorts International, 6.750%, 10/01/20 (e)	1,090
400	Sabre, Inc., 8.500%, 05/15/19 (e)	441

		2,484

	Internet & Catalog Retail — 0.5%
1,755	Amazon.com, Inc., 2.500%, 11/29/22 (m)	1,665

	Media — 5.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21 (e) (m)	761
750	7.375%, 06/01/20 (m)	837
1,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e) (m)	1,055
1,310	Comcast Corp., 4.500%, 01/15/43 (m)	1,318
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	3.125%, 02/15/16 (m)	1,049
1,780	5.150%, 03/15/42 (m)	1,729
335	Discovery Communications LLC, 4.875%, 04/01/43 (m)	334
1,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	1,058
1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,392
1,350	NBCUniversal Media LLC, 4.375%, 04/01/21	1,506
790	News America, Inc., 6.150%, 02/15/41	922
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	533
485	SES S.A., (Luxembourg), 5.300%, 04/04/43 (e)	498
	Time Warner Cable, Inc.,
2,295	4.500%, 09/15/42	2,047
1,500	5.850%, 05/01/17	1,727
1,185	Time Warner, Inc., 4.900%, 06/15/42	1,190
1,350	Viacom, Inc., 4.375%, 03/15/43 (e)	1,219
875	WPP Finance 2010, (United Kingdom), 3.625%, 09/07/22	861

		20,036

	Multiline Retail — 0.3%
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,092
30	Target Corp., 4.000%, 07/01/42	28

		1,120

	Specialty Retail — 0.7%
625	AutoZone, Inc., 3.125%, 07/15/23 (m)	602
740	Home Depot, Inc. (The), 4.200%, 04/01/43	722
500	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	561
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	529

		2,414

	Total Consumer Discretionary	33,453

	Consumer Staples — 7.3%
	Beverages — 1.9%
	Anheuser-Busch InBev Worldwide, Inc.,
3,115	2.500%, 07/15/22 (m)	2,997
610	3.750%, 07/15/42 (m)	554
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23 (m)	590
1,635	PepsiCo, Inc., 2.750%, 03/01/23	1,588
1,205	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,266

		6,995

	Food & Staples Retailing — 1.5%
	CVS Caremark Corp.,
1,295	2.750%, 12/01/22 (m)	1,257
590	5.750%, 05/15/41 (m)	695
	Wal-Mart Stores, Inc.,
2,025	3.625%, 07/08/20	2,190
725	4.000%, 04/11/43	692
580	5.000%, 10/25/40	638

		5,472

	Food Products — 1.7%
	ConAgra Foods, Inc.,
700	1.900%, 01/25/18 (m)	704
480	4.650%, 01/25/43 (m)	470

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Food Products — Continued
	500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	496
	2,530	Kraft Foods Group, Inc., 3.500%, 06/06/22	2,601
	1,465	Mondelez International, Inc., 5.375%, 02/10/20	1,699

			5,970

		Household Products — 0.6%
	500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	521
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	500	5.750%, 10/15/20	508
	1,000	9.000%, 04/15/19	1,050

			2,079

		Tobacco — 1.6%
		Altria Group, Inc.,
	2,960	2.850%, 08/09/22 (m)	2,819
	380	4.250%, 08/09/42 (m)	335
		B.A.T. International Finance plc, (United Kingdom),
	500	2.125%, 06/07/17 (e) (m)	510
	580	3.250%, 06/07/22 (e) (m)	591
	1,770	Philip Morris International, Inc., 4.125%, 03/04/43	1,655

			5,910

		Total Consumer Staples	26,426

		Energy — 7.2%
		Energy Equipment & Services — 0.2%
	745	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22	733

		Oil, Gas & Consumable Fuels — 7.0%
	1,705	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	2,010
	1,135	Apache Corp., 4.250%, 01/15/44 (m)	1,057
		BP Capital Markets plc, (United Kingdom),
	900	1.846%, 05/05/17 (m)	912
	2,105	3.245%, 05/06/22 (m)	2,120
	385	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	422
	1,680	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22 (m)	1,652
	1,170	ConocoPhillips Co., 2.400%, 12/15/22 (m)	1,124
	475	Devon Energy Corp., 4.750%, 05/15/42 (m)	462
		Energy Transfer Partners LP,
	1,315	3.600%, 02/01/23 (m)	1,284
	645	6.500%, 02/01/42 (m)	726
	500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	567
	2,095	Kinder Morgan Energy Partners LP, 5.000%, 03/01/43	2,065
	500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	530
	1,005	Marathon Petroleum Corp., 6.500%, 03/01/41	1,208
	785	Phillips 66, 5.875%, 05/01/42	913
	1,630	Plains All American Pipeline LP/PAA
		Finance Corp., 5.000%, 02/01/21	1,860
	500	Plains Exploration & Production Co., 6.500%, 11/15/20	554
	1,640	Shell International Finance B.V., (Netherlands), 2.250%, 01/06/23	1,550
		Suncor Energy, Inc., (Canada),
	2,500	6.100%, 06/01/18	2,974
	193	6.500%, 06/15/38	237
	1,265	Total Capital S.A., (France), 4.125%, 01/28/21	1,398

			25,625

		Total Energy	26,358

		Financials — 36.1%
		Capital Markets — 5.3%
	975	Deutsche Bank AG, (Germany), VAR, 4.296%, 05/24/28 (m)	940
		Goldman Sachs Group, Inc. (The),
	6,200	2.375%, 01/22/18	6,232
	1,820	3.625%, 01/22/23	1,795
	755	6.750%, 10/01/37	823
		Morgan Stanley,
	535	2.125%, 04/25/18	528
	2,005	3.750%, 02/25/23	1,989
	5,605	4.750%, 03/22/17	6,130
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17 (x)	728

			19,165

		Commercial Banks — 10.3%
	1,825	Bank of Montreal, (Canada), 1.450%, 04/09/18 (m)	1,800
EUR	600	Barclays Bank plc, (United Kingdom), Reg. S, 6.000%, 01/14/21	892
	645	BNP Paribas S.A., (France), 5.000%, 01/15/21 (m)	712
	1,500	BPCE S.A., (France), 1.700%, 04/25/16 (m)	1,499
	2,075	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	2,348
	1,600	Discover Bank, 2.000%, 02/21/18 (m)	1,589
	2,560	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e) (m)	2,695

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Commercial Banks — Continued
GBP	500	HSBC Bank Capital Funding Sterling LP, (United Kingdom), VAR, 5.844%, 11/05/31 (x)	767
		HSBC Bank plc, (United Kingdom),
	545	1.500%, 05/15/18 (e)	537
	3,810	4.125%, 08/12/20 (e)	4,147
EUR	300	Lloyds TSB Bank plc, (United Kingdom), 6.500%, 03/24/20	446
		Nordea Bank AB, (Sweden),
	940	1.625%, 05/15/18 (e)	931
	1,185	4.250%, 09/21/22 (e)	1,215
	1,420	PNC Bank N.A., 2.700%, 11/01/22	1,343
	1,190	Royal Bank of Canada, (Canada), 0.850%, 03/08/16	1,189
	2,195	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,186
	1,180	Standard Chartered plc, (United Kingdom), 3.950%, 01/11/23 (e)	1,143
	2,200	Swedbank AB, (Sweden), 1.750%, 03/12/18 (e)	2,185
	1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,183
	1,305	U.S. Bancorp, 2.950%, 07/15/22	1,270
		Wells Fargo & Co.,
	2,505	Series M, 3.450%, 02/13/23	2,452
	3,250	3.500%, 03/08/22	3,369
	1,360	Series K, VAR, 7.980%, 03/15/18 (x)	1,593

			37,491

		Consumer Finance — 4.7%
	1,780	American Express Co., 1.550%, 05/22/18 (m)	1,759
	1,530	Capital One Bank USA N.A., 3.375%, 02/15/23 (m)	1,509
	3,300	Capital One Financial Corp., 2.150%, 03/23/15 (m)	3,365
		Ford Motor Credit Co. LLC,
	2,790	1.700%, 05/09/16	2,783
	4,335	3.000%, 06/12/17	4,448
		General Motors Financial Co., Inc.,
	675	2.750%, 05/15/16 (e)	674
	235	3.250%, 05/15/18 (e)	233
	140	4.250%, 05/15/23 (e)	137
	2,290	Toyota Motor Credit Corp., 0.800%, 05/17/16	2,286

			17,194

		Diversified Financial Services — 8.9%
		Bank of America Corp.,
	4,720	2.000%, 01/11/18 (m)	4,678
	4,460	3.300%, 01/11/23 (m)	4,320
	1,365	Series K, VAR, 8.000%, 01/30/18 (m) (x)	1,556
		Citigroup, Inc.,
	360	1.750%, 05/01/18 (m)	355
	2,025	3.375%, 03/01/23 (m)	1,992
	1,280	4.050%, 07/30/22 (m)	1,280
	5,390	4.450%, 01/10/17 (m)	5,894
	740	Series D, VAR, 5.350%, 05/15/23 (m) (x)	731
		General Electric Capital Corp.,
	3,290	1.625%, 04/02/18	3,264
	3,030	4.375%, 09/16/20	3,313
	1,180	5.875%, 01/14/38	1,347
	700	Series B, VAR, 6.250%, 12/15/22 (x)	775
		ING U.S., Inc.,
	2,260	2.900%, 02/15/18 (e)	2,301
	520	VAR, 5.650%, 05/15/53 (e)	523

			32,329

		Insurance — 4.4%
		American International Group, Inc.,
	3,225	4.875%, 06/01/22 (m)	3,559
	1,500	5.850%, 01/16/18 (m)	1,727
	1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,211
EUR	500	Cloverie plc for Swiss Reinsurance Co., Ltd., (Ireland), Reg. S, VAR, 6.625%, 09/01/42	788
EUR	600	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.000%, 06/30/43	844
	420	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	530
	1,165	MetLife, Inc., 4.125%, 08/13/42	1,090
EUR	500	Muenchener Rueckversicherungs AG, (Germany), Reg. S, VAR, 6.250%, 05/26/42	774
	1,545	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,531
		Prudential Financial, Inc.,
	1,075	5.800%, 11/16/41	1,235
	1,260	VAR, 8.875%, 06/15/38	1,565
GBP	500	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (x)	842
	50	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	47

			15,743

		Real Estate Investment Trusts (REITs) — 2.5%
	1,275	American Tower Corp., 3.500%, 01/31/23 (m)	1,236
	1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,253
	1,680	Camden Property Trust, 5.700%, 05/15/17 (m)	1,901
	345	ERP Operating LP, 3.000%, 04/15/23 (m)	332

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
1,360	HCP, Inc., 5.375%, 02/01/21	1,562
670	Kimco Realty Corp., 3.125%, 06/01/23	645
2,170	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,124

		9,053

	Total Financials	130,975

	Health Care — 8.1%
	Biotechnology — 0.9%
1,025	Amgen, Inc., 5.650%, 06/15/42 (m)	1,152
1,785	Gilead Sciences, Inc., 4.500%, 04/01/21	1,994

		3,146

	Health Care Equipment & Supplies — 0.3%
500	Biomet, Inc., 6.500%, 08/01/20 (e) (m)	526
435	St. Jude Medical, Inc., 4.750%, 04/15/43	433

		959

	Health Care Providers & Services — 3.2%
2,210	Aetna, Inc., 2.750%, 11/15/22 (m)	2,115
520	Cardinal Health, Inc., 4.600%, 03/15/43 (m)	498
1,600	Cigna Corp., 4.000%, 02/15/22 (m)	1,704
	Express Scripts Holding Co.,
1,000	3.125%, 05/15/16 (m)	1,055
1,710	4.750%, 11/15/21	1,912
1,000	HCA, Inc., 6.500%, 02/15/20	1,127
500	Health Management Associates, Inc., 7.375%, 01/15/20	546
735	Humana, Inc., 4.625%, 12/01/42	700
280	Tenet Healthcare Corp., 4.750%, 06/01/20 (e)	282
1,150	UnitedHealth Group, Inc., 3.950%, 10/15/42	1,054
650	WellPoint, Inc., 4.625%, 05/15/42	645

		11,638

	Pharmaceuticals — 3.7%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17 (e) (m)	2,313
855	4.400%, 11/06/42 (e) (m)	835
	Actavis, Inc.,
665	1.875%, 10/01/17	660
520	3.250%, 10/01/22	511
30	Bristol-Myers Squibb Co., 3.250%, 08/01/42 (m)	25
1,585	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,547
	Merck & Co., Inc.,
1,445	1.300%, 05/18/18	1,427
1,205	4.150%, 05/18/43	1,174
795	Perrigo Co., 2.950%, 05/15/23	769
1,910	Sanofi, (France), 1.250%, 04/10/18	1,882
1,625	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,587
750	Valeant Pharmaceuticals International, 6.750%, 08/15/21 (e)	799

		13,529

	Total Health Care	29,272

	Industrials — 4.4%
	Aerospace & Defense — 0.6%
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,147
1,015	United Technologies Corp., 4.500%, 06/01/42	1,048

		2,195

	Airlines — 1.3%
1,610	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	1,623
839	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	979
1,408	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,577
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	645

		4,824

	Electrical Equipment — 0.4%
	Eaton Corp.,
725	1.500%, 11/02/17 (e)	717
780	2.750%, 11/02/22 (e)	757

		1,474

	Industrial Conglomerates — 0.3%
1,250	General Electric Co., 4.125%, 10/09/42	1,193

	Machinery — 0.2%
650	Caterpillar, Inc., 3.803%, 08/15/42 (m)	594

	Road & Rail — 1.1%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (e) (m)	757
1,110	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43 (m)	1,097
460	CSX Corp., 4.100%, 03/15/44 (m)	425
750	Hertz Corp. (The), 5.875%, 10/15/20	791
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	549
250	7.625%, 04/15/22	277

		3,896

	Transportation Infrastructure — 0.5%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e) (m)	1,731

	Total Industrials	15,907

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Information Technology — 4.0%
	Communications Equipment — 1.0%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	466
	Cisco Systems, Inc.,
2,100	4.450%, 01/15/20 (m)	2,377
585	5.500%, 01/15/40 (m)	689

		3,532

	Computers & Peripherals — 0.6%
1,630	Apple, Inc., 3.850%, 05/04/43 (m)	1,496
530	Hewlett-Packard Co., 6.000%, 09/15/41	535

		2,031

	IT Services — 0.9%
	First Data Corp.,
1,000	6.750%, 11/01/20 (e)	1,045
500	PIK, 8.750%, 01/15/22 (e)	536
1,270	International Business Machines Corp., 1.250%, 02/06/17	1,271
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	550

		3,402

	Software — 1.5%
1,775	Microsoft Corp., 3.500%, 11/15/42	1,581
4,190	Oracle Corp., 2.500%, 10/15/22	4,017

		5,598

	Total Information Technology	14,563

	Materials — 4.0%
	Chemicals — 1.3%
1,715	Dow Chemical Co. (The), 4.125%, 11/15/21 (m)	1,824
625	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43 (m)	622
750	Hexion US Finance Corp., 6.625%, 04/15/20 (e)	780
500	Huntsman International LLC, 4.875%, 11/15/20	505
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	836

		4,567

	Containers & Packaging — 0.2%
650	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	715

	Metals & Mining — 2.2%
	Barrick Gold Corp., (Canada),
1,270	3.850%, 04/01/22 (m)	1,215
1,350	5.250%, 04/01/42 (m)	1,186
1,220	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	1,163
3,250	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	3,238
1,390	Xstrata Finance Canada Ltd., (Canada), 4.000%, 10/25/22 (e)	1,378

		8,180

	Paper & Forest Products — 0.3%
870	International Paper Co., 6.000%, 11/15/41	1,006

	Total Materials	14,468

	Telecommunication Services — 5.7%
	Diversified Telecommunication Services — 4.7%
	AT&T, Inc.,
4,450	1.700%, 06/01/17 (m)	4,473
2,095	2.625%, 12/01/22 (m)	1,990
2,205	4.300%, 12/15/42 (e) (m)	2,060
755	France Telecom S.A., (France), 5.375%, 01/13/42	807
500	Level 3 Financing, Inc., 8.625%, 07/15/20	550
850	Sprint Capital Corp., 8.750%, 03/15/32	990
955	Telefonica Emisiones S.A.U., (Spain), 4.570%, 04/27/23	952
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	827
	Verizon Communications, Inc.,
1,340	2.450%, 11/01/22	1,254
2,265	3.850%, 11/01/42	1,952
1,000	Windstream Corp., 7.750%, 10/01/21	1,075

		16,930

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
1,760	3.125%, 07/16/22 (m)	1,685
690	4.375%, 07/16/42 (m)	619
400	Sprint Nextel Corp., 9.000%, 11/15/18 (e)	485
925	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43	871

		3,660

	Total Telecommunication Services	20,590

	Utilities — 7.4%
	Electric Utilities — 5.0%
2,100	Baltimore Gas & Electric Co., 2.800%, 08/15/22 (m)	2,070
2,675	Duke Energy Corp., 3.050%, 08/15/22 (m)	2,656
1,000	Duke Energy Progress, Inc., 4.100%, 03/15/43 (m)	964
775	Entergy Arkansas, Inc., 3.050%, 06/01/23 (m)	768
1,215	Georgia Power Co., 4.300%, 03/15/43	1,182
	Nisource Finance Corp.,
290	4.800%, 02/15/44	282

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
665	5.250%, 02/15/43	690
630	Oglethorpe Power Corp., 5.375%, 11/01/40	696
2,930	PacifiCorp, 2.950%, 02/01/22	2,993
	PPL Capital Funding, Inc.,
1,660	3.500%, 12/01/22	1,652
35	4.200%, 06/15/22	36
250	4.700%, 06/01/43	240
640	Southern California Edison Co., 3.900%, 03/15/43	613
1,160	Tampa Electric Co., 2.600%, 09/15/22	1,136
1,955	Xcel Energy, Inc., 4.700%, 05/15/20	2,229

		18,207

	Gas Utilities — 0.8%
815	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	800
	Enterprise Products Operating LLC,
620	4.450%, 02/15/43 (m)	583
1,425	4.850%, 03/15/44 (m)	1,417

		2,800

	Multi-Utilities — 1.6%
845	Consolidated Edison Co. of New York, Inc., 3.950%, 03/01/43 (m)	805
	Dominion Resources, Inc.,
640	Series B, 2.750%, 09/15/22 (m)	622
2,200	4.450%, 03/15/21 (m)	2,459
30	Series C, 4.900%, 08/01/41 (m)	32
2,115	Sempra Energy, 2.875%, 10/01/22	2,063

		5,981

	Total Utilities	26,988

	Total Corporate Bonds (Cost $344,511)	339,000

U.S. Treasury Obligations — 1.2%
740	U.S. Treasury Bond, 3.125%, 02/15/43 (m)	716
	U.S. Treasury Notes,
260	0.250%, 02/28/15 (k)	260
1,810	0.625%, 04/30/18 (m)	1,774
1,545	1.750%, 05/15/23 (m)	1,489

	Total U.S. Treasury Obligations (Cost $4,249)	4,239

SHARES
Preferred Stock — 0.2%
	Financials — 0.2%
	Capital Markets — 0.2%
33	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @ (Cost $825)	848

PRINCIPAL AMOUNT
Short-Term Investments — 3.9%
	U.S. Treasury Obligation — 0.0% (g)
165	U.S. Treasury Bill, 0.079%, 08/15/13 (k) (n) (Cost $165)	165

SHARES
Investment Company — 3.9%
14,124	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $14,124)	14,124

	Total Short-Term Investments (Cost $14,289)	14,289

	Total Investments — 98.7% (Cost $363,874)	358,376
	Other Assets in Excess of Liabilities — 1.3%	4,692

	NET ASSETS — 100.0%	$363,068

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
122	30 Year U.S. Treasury Bond	09/19/13	17,084	(38)
232	2 Year U.S. Treasury Note	09/30/13	51,073	(4)
	Short Futures Outstanding
(16)	Euro Bund	06/06/13	(2,989)	30
(561)	10 Year U.S. Treasury Note	09/19/13	(72,492)	38
(15)	5 Year U.S. Treasury Note	09/30/13	(1,836)	1

				27

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,012	EUR	Citibank, N.A.	06/19/13	22	22	–	(h)
1,023,895	EUR	Credit Suisse International	06/19/13	1,317	1,331	14
26,069	EUR	Deutsche Bank AG	06/19/13	34	34	–	(h)
12,844	EUR	Goldman Sachs International	06/19/13	16	16	–	(h)
23,668	EUR	Westpac Banking Corp.	06/19/13	31	31	–	(h)

				1,420	1,434	14

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,574	EUR	Credit Suisse International	06/19/13	31	31	–	(h)
16,630	EUR	Deutsche Bank AG	06/19/13	22	22	–	(h)
16,808	EUR	Goldman Sachs International	06/19/13	21	21	–	(h)
9,842	EUR	State Street Corp.	06/19/13	13	13	–	(h)
4,657,580	EUR	TD Bank Financial Group	06/19/13	6,051	6,054	(3)
10,220	GBP	Credit Suisse International	06/19/13	16	15	1
1,089,723	GBP	Goldman Sachs International	06/19/13	1,674	1,656	18
7,191	GBP	TD Bank Financial Group	06/19/13	11	11	–	(h)

				7,839	7,823	16

Credit Default Swaps—Sell Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Credit Suisse International:
CDX.NA.HY.19.V-1	5.000% quarterly	12/20/17	3.465%	500	36	26

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2013.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	465
Aggregate gross unrealized depreciation	(5,963)

Net unrealized appreciation/depreciation	(5,498)

Federal income tax cost of investments	363,874

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stock
Financials	$848	$—	$—		$848
Debt Securities
Corporate Bonds
Consumer Discretionary	—	33,453	—		33,453
Consumer Staples	—	26,426	—		26,426
Energy	—	26,358	—		26,358
Financials	—	130,975	—		130,975
Health Care	—	29,272	—		29,272
Industrials	—	12,706	3,201		15,907
Information Technology	—	14,563	—		14,563
Materials	—	14,468	—		14,468
Telecommunication Services	—	20,590	—		20,590
Utilities	—	26,988	—		26,988

Total Corporate Bonds	—	335,799	3,201		339,000

U.S. Treasury Obligations	—	4,239	—		4,239
Short-Term Investment
Investment Company	14,124	165	—		$14,289

Total Investments in Securities	$14,972	$340,203	$3,201	*	$358,376

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$33	$—		$33
Futures Contracts	69	—	—		69
Credit Default Swaps	—	10	—		10

Total Appreciation in Other Financial Instruments	$69	$43	$—		$112

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—		$(3)
Futures Contracts	(42)	—	—		(42)

Total Depreciation in Other Financial Instruments	$(42)	$(3)	$—		$(45)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $3,201,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Corporate Bond Fund	Balance as of 03/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities

Corporate Bonds	$—	$—	$(16)	$(6)	$3,223	$—	$—	$—	$3,201

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(16,000).

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 23.5%
350	Bank of Nova Scotia, (Canada), 0.268%, 10/04/13	350
350	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 0.324%, 05/27/14	350
350	Mitsubishi UFJ Trust & Banking Corp., (Japan), 0.290%, 08/22/13	350
250	Mizuho Corporate Bank, (Japan), 0.270%, 09/30/13	250
350	Nordea Bank Finland plc, (Finland), 0.290%, 11/25/13	350
300	Shizuoka Bank, (Japan), 0.270%, 06/03/13	300
250	Societe Generale, (France), 0.240%, 08/01/13	250
250	Sumitomo Mitsui Trust Bank Limited, 0.350%, 07/11/13	250

	Total Certificates of Deposit (Cost $2,450)	2,450

Commercial Paper — 60.1% (n)
300	ABN Amro Funding USA LLC, 0.300%, 06/11/13 (e) (m)	300
300	Antalis US Funding Corp., 0.261%, 07/02/13 (e)	300
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.000%, 06/27/13 (e)	300
300	Barclays Bank plc, (United Kingdom), 0.210%, 08/01/13	300
350	Commonwealth Bank of Australia, (Australia), 0.290%, 04/24/14 (e)	350
350	DBS Bank Ltd., (Singapore), 0.240%, 11/25/13 (e)	349
250	HSBC Bank plc, (United Kingdom), 0.320%, 05/15/14 (e)	250
300	ING U.S. Funding LLC, 0.281%, 06/14/13	300
250	Macquarie Bank Ltd., (Australia), 0.231%, 06/11/13 (e)	250
300	Mont Blanc Capital Corp., 0.300%, 06/05/13 (e)	300
300	Norinchukin Bank, 0.260%, 07/08/13	300
300	Northern Pines Funding LLC, 0.300%, 06/10/13 (e)	300
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.351%, 05/14/14 (e)	249
250	Sheffield Receivables Corp., 0.246%, 08/13/13 (e)	250
250	Skandinaviska Enskilda Banken AB, (Sweden), 0.251%, 09/20/13 (e)	250
300	Starbird Funding Corp., 0.291%, 06/19/13 (e)	300
300	Sumitomo Mitsui Banking Corp., (Japan), 0.270%, 07/23/13 (e)	300
300	Suncorp Group Ltd., (Australia), 0.381%, 08/13/13 (e)	300
400	Svenska Handelsbanken, Inc., (Sweden), 0.280%, 07/31/13 (e)	400
300	Versailles Commercial Paper LLC, 0.250%, 07/11/13 (e)	300
300	Westpac Banking Corp., (Australia), 0.290%, 05/02/14 (e)	300

	Total Commercial Paper (Cost $6,248)	6,248

Corporate Bonds — 10.6%
	Financials — 10.6%
	Commercial Banks — 7.2%
250	Canadian Imperial Bank of Commerce, (Canada), 1.450%, 09/13/13	251
250	Royal Bank of Canada, (Canada), 1.125%, 01/15/14	251
250	UBS AG, (Switzerland), 2.250%, 08/12/13	251

		753

	Insurance — 3.4%
350	Metropolitan Life Global Funding I, VAR, 0.480%, 12/12/14 (e)	350

	Total Corporate Bonds (Cost $1,103)	1,103

Repurchase Agreements — 5.8%
250	Merrill Lynch PFS, Inc., 0.580%, dated 05/31/13, due 06/03/13, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.000%-7.000%, due 07/01/15-01/08/41, with a value of $263.	250
200	RBS Securities, Inc., 0.380%, dated 05/31/13, due 06/03/13, repurchase price $200, collateralized by an Asset Backed Security, 3.328%, due 07/30/43, with a value of $209.	200
150	RBS Securities, Inc., 1.330%, dated 05/31/13, due 09/03/13, repurchase price $151, collateralized by Government National Mortgage Association II, 3.500%, due 07/20/42, with a value of $165. (i)	150

	Total Repurchase Agreements (Cost $600)	600

U.S. Government Agency Security — 0.2%
16	Federal Farm Credit Banks, Zero Coupon, 06/03/13 (Cost $16)	16

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 2.9%
300	U.S. Treasury Notes, 3.125%, 09/30/13 (Cost $303)	303

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
— (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.037% (b) (l) (Cost $–(h))	—	(h)

	Total Investments — 103.1% (Cost $10,720)	10,720
	Liabilities in Excess of Other Assets — (3.1)%	(324)

	NET ASSETS — 100.0%	$10,396

Percentages indicated are based on net assets.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	1

Net unrealized appreciation/depreciation	$—

Federal income tax cost of investments	$10,720

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	(b)	$10,720	$—	$10,720

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments as cash. Please refer to the SOI for major categories of the portfolio holdings.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — 53.7%
2,000,000	Deutsche Bank Securities Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $2,000,017, collateralized by Federal Home Loan Mortgage Corporation, 2.494%, due 09/01/34, and Federal National Mortgage Association, 4.000% - 5.900%, due 03/01/40 - 09/25/42, with a value of $2,057,914.	2,000,000
1,380,000	Merrill Lynch PFS, Inc., 0.090%, dated 05/31/13, due 06/03/13, repurchase price $1,380,010, collateralized by Federal National Mortgage Association, 5.900%, due 11/25/42, with a value of $1,421,400.	1,380,000
2,000,000	RBS Securities, Inc., 0.120%, dated 05/31/13, due 06/03/13, repurchase price $2,000,020, collateralized by Government National Mortgage Association, 4.837%, due 06/20/61, with a value of $2,044,582.	2,000,000

	Total Repurchase Agreements (Cost $5,380,000)	5,380,000

Time Deposits — 46.7%
425,000	BNP Paribas, 0.100%, 06/03/13	425,000
425,000	Citibank N.A., 0.140%, 06/05/13	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.140%, 06/06/13 (m)	425,000
425,000	Credit Industriel et Commercial, 0.130%, 06/06/13	425,000
425,000	ING Bank N.V., 0.150%, 06/06/13	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 06/06/13	425,000
425,000	Lloyds TSB Bank plc, 0.090%, 06/03/13	425,000
425,000	National Australia Bank Ltd., 0.090%, 06/03/13	425,000
425,000	Natixis S.A., 0.160%, 06/06/13	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.090%, 06/06/13	425,000
425,000	Societe Generale S.A., 0.245%, 06/03/13	425,000

	Total Time Deposits (Cost $4,675,000)	4,675,000

	Total Investments — 100.4% (Cost $10,055,000) *	10,055,000

	Liabilities in Excess of Other Assets — (0.4)%	(38,001)

	NET ASSETS — 100.0%	$10,016,999

Percentages indicated are based on net assets.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,055,000	$—	$10,055,000

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Convertible Bond — 0.2%
		Hungary — 0.2%
	1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e) (Cost $1,582)	1,654

	Corporate Bonds — 31.1%
		Brazil — 0.6%
		Caixa Economica Federal,
	2,500	2.375%, 11/06/17 (e)	2,375
	1,590	3.500%, 11/07/22 (e)	1,472

			3,847

		Canada — 0.3%
	750	Harvest Operations Corp., 2.125%, 05/14/18 (e)	736
	1,160	Pacific Rubiales Energy Corp., 5.125%, 03/28/23 (e)	1,169

			1,905

		Cayman Islands — 0.6%
	1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e)	1,221
	1,090	Industrial Senior Trust, 5.500%, 11/01/22 (e)	1,094
	1,226	Odebrecht Drilling Norbe VIII/IX Ltd., Reg. S., 6.350%, 06/30/21	1,342

			3,657

		Chile — 0.5%
	1,130	Corp. Nacional del Cobre de Chile, Reg. S., 4.250%, 07/17/42	997
	2,280	Corpbanca S.A., 3.125%, 01/15/18	2,259

			3,256

		Colombia — 0.2%
	1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	1,573

		Costa Rica — 0.3%
		Instituto Costarricense de Electricidad,
	400	6.375%, 05/15/43 (e)	376
	1,440	Reg. S., 6.950%, 11/10/21	1,613

			1,989

		Croatia — 0.6%
	3,460	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,607

		Dominican Republic — 0.3%
	1,710	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23 (e) (m)	1,757

		Georgia — 0.4%
	2,300	Georgian Railway JSC, 7.750%, 07/11/22 (e)	2,657

		India — 0.2%
	1,380	ICICI Bank Ltd., Reg. S., 4.700%, 02/21/18	1,448

		Indonesia — 3.4%
		Pertamina Persero PT,
	4,070	5.250%, 05/23/21 (e)	4,233
	1,940	5.625%, 05/20/43 (e)	1,751
	9,498	6.000%, 05/03/42 (e)	9,118
	3,227	6.500%, 05/27/41 (e)	3,292
	1,450	Reg. S., 4.875%, 05/03/22	1,464
	1,000	Reg. S., 6.000%, 05/03/42	960
	1,276	Theta Capital Pte Ltd., Reg. S., 6.125%, 11/14/20	1,304

			22,122

		Ireland — 2.6%
	1,370	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,534
	745	EDC Finance Ltd., 4.875%, 04/17/20 (e)	738
RUB	99,700	Federal Grid Co. OJS via Federal Grid Finance Ltd., Reg. S., 8.446%, 03/13/19	3,138
	1,350	Metalloinvest Finance Ltd., 5.625%, 04/17/20 (e)	1,326
		Vnesheconombank Via VEB Finance plc,
	4,850	5.375%, 02/13/17 (e)	5,178
	2,520	Reg. S., 6.800%, 11/22/25	2,857
	1,842	Reg. S., 6.902%, 07/09/20	2,126

			16,897

		Kazakhstan — 2.0%
		Development Bank of Kazakhstan JSC,
	1,009	4.125%, 12/10/22 (e)	960
	450	6.000%, 03/23/26	470
	279	Reg. S., 5.500%, 12/20/15	297
		KazMunayGas National Co. JSC,
	3,790	5.750%, 04/30/43 (e)	3,638
	822	6.375%, 04/09/21 (e)	924
	3,760	Reg. S., 7.000%, 05/05/20	4,394
	1,300	Reg. S., 9.125%, 07/02/18	1,622
	900	Samruk-Energy JSC, Reg. S., 3.750%, 12/20/17	891

			13,196

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Luxembourg — 0.7%
	1,750	QGOG Constellation S.A., 6.250%, 11/09/19 (e)	1,813
	820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 7.750%, 05/29/18	947
	1,360	VTB Bank OJSC Via VTB Capital S.A., 6.950%, 10/17/22 (e)	1,415

			4,175

		Malaysia — 0.2%
	970	Malayan Banking Bhd, Reg. S., VAR, 3.250%, 09/20/22	970

		Mexico — 5.7%
MXN	5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	359
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e)	1,574
	1,100	Mexichem S.A.B de C.V., 6.750%, 09/19/42 (e)	1,207
		Petroleos Mexicanos,
	2,650	4.875%, 01/24/22	2,822
	12,155	5.500%, 01/21/21	13,553
	10,160	5.500%, 06/27/44	9,932
	2,690	6.000%, 03/05/20	3,080
MXN	29,000	7.650%, 11/24/21 (e)	2,509
MXN	23,690	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., 9.000%, 06/10/28 (e)	1,833

			36,869

		Netherlands — 1.9%
	1,320	Bharti Airtel International Netherlands B.V., 5.125%, 03/11/23 (e) (m)	1,307
		Kazakhstan Temir Zholy Finance B.V.,
	1,908	6.950%, 07/10/42 (e)	2,156
	3,010	Reg. S., 6.950%, 07/10/42	3,401
	1,780	Majapahit Holding B.V., Reg. S., 7.750%, 01/20/20	2,152
	1,979	WPE International Cooperatief UA, 10.375%, 09/30/20 (e)	1,563
	1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,564

			12,143

		Paraguay — 0.2%
	890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	983

		Peru — 0.7%
	811	Alicorp SAA, 3.875%, 03/20/23 (e) (m)	794
	770	BBVA Banco Continental S.A., 3.250%, 04/08/18 (e) (m)	764
	920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	886
	720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	699
	570	Corp. Lindley S.A., 4.625%, 04/12/23 (e)	570
	1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	1,023

			4,736

		Philippines — 0.7%
		Power Sector Assets & Liabilities Management Corp.,
	691	7.250%, 05/27/19 (e)	856
	2,930	7.390%, 12/02/24 (e)	3,860

			4,716

		Singapore — 0.2%
	1,000	Ottawa Holdings Pte Ltd., 5.875%, 05/16/18 (e)	925
	550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	539

			1,464

		South Africa — 0.6%
	3,751	Eskom Holdings SOC Ltd., Reg. S., 5.750%, 01/26/21	3,967

		Sri Lanka — 0.3%
	1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,799

		Thailand — 0.3%
	1,730	PTT Global Chemical PCL, 4.250%, 09/19/22 (e)	1,765

		Turkey — 0.2%
	1,630	KOC Holding A.S., 3.500%, 04/24/20 (e)	1,561

		United Arab Emirates — 0.4%
	1,310	Dolphin Energy Ltd., Reg. S., 5.500%, 12/15/21	1,487
	670	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (e)	808

			2,295

		United Kingdom — 0.9%
	1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e)	960
	1,510	DTEK Finance plc, 7.875%, 04/04/18 (e)	1,499
	745	Oschadbank Via SSB #1 plc, 8.250%, 03/10/16	738
	2,230	Vedanta Resources plc, Reg. S., 8.250%, 06/07/21	2,408

			5,605

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		United States — 1.4%
		Pemex Project Funding Master Trust,
	458	5.750%, 03/01/18	517
	7,625	6.625%, 06/15/35	8,731

			9,248

		Venezuela — 4.7%
		Petroleos de Venezuela S.A.,
	9,500	4.900%, 10/28/14	9,143
	14,928	Reg. S., 5.375%, 04/12/27	9,703
	9,040	Reg. S., 8.500%, 11/02/17	8,543
	1,007	Reg. S., 9.000%, 11/17/21	896
	2,262	Reg. S., 9.750%, 05/17/35	1,945

			30,230

		Total Corporate Bonds (Cost $197,963)	200,437

	Foreign Government Securities — 64.5%
		Argentina — 1.0%
		Provincia de Buenos Aires,
	3,940	Reg. S., 10.875%, 01/26/21	2,716
	1,205	Reg. S., 11.750%, 10/05/15	1,012
		Republic of Argentina,
	656	7.000%, 10/03/15	571
	2,270	8.280%, 12/31/33 (m)	1,334
	2,743	SUB, 2.500%, 12/31/38 (m)	933

			6,566

		Bahrain — 0.2%
	1,370	Kingdom of Bahrain, 6.125%, 07/05/22 (e) (m)	1,538

		Belarus — 0.3%
		Republic of Belarus,
	285	Reg. S., 8.750%, 08/03/15	296
	1,614	Reg. S., 8.950%, 01/26/18	1,753

			2,049

		Belize — 0.0% (g)
	302	Republic of Belize, SUB, 5.000%, 02/20/38 (e) (m)	205

		Brazil — 7.1%
	1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	1,643
BRL	3,410	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17	1,679
	1,239	Citigroup, Inc., CLN, 10.000%, 01/03/17 (linked to Federal Republic of Brazil, 10.000%, 01/03/17; credit rating BBB) (e) (i)	1,134
		Federal Republic of Brazil,
	3,350	2.625%, 01/05/23	3,102
	9,455	5.625%, 01/07/41 (m)	10,495
	6,511	8.000%, 01/15/18 (m)	7,488
	6,099	8.250%, 01/20/34 (m)	8,859
BRL	7,010	8.500%, 01/05/24	3,453
BRL	2,960	10.000%, 01/01/15	1,458
BRL	3,290	10.250%, 01/10/28	1,751
	1,250	11.000%, 08/17/40 (m)	1,503
	1,658	12.250%, 03/06/30 (m)	3,059

			45,624

		Chile — 0.4%
		Republic of Chile,
CLP	19	3.000%, 01/01/22	887
CLP	800,000	6.000%, 01/01/22	1,730

			2,617

		Colombia — 0.9%
		Republic of Colombia,
	2,580	4.375%, 07/12/21	2,786
	1,490	6.125%, 01/18/41	1,773
	673	10.375%, 01/28/33	1,111

			5,670

		Costa Rica — 0.4%
		Republic of Costa Rica,
	1,920	5.625%, 04/30/43 (e)	1,877
	407	Reg. S., 9.995%, 08/01/20	545

			2,422

		Croatia — 0.8%
		Republic of Croatia,
	2,610	5.500%, 04/04/23 (e)	2,656
	790	6.375%, 03/24/21 (e)	858
	1,615	Reg. S., 6.625%, 07/14/20	1,778

			5,292

		Dominican Republic — 1.3%
		Government of Dominican Republic,
DOP	26,100	18.500%, 02/04/28	829
	2,325	Reg. S., 7.500%, 05/06/21	2,627
	790	Reg. S., 8.625%, 04/20/27	964
	1,857	Reg. S., 9.040%, 01/23/18	2,061

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Foreign Government Securities — Continued
		Dominican Republic –– Continued
DOP	72,000	Reg. S., 16.950%, 02/04/22	2,228

			8,709

		Ecuador — 0.6%
	3,407	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	3,586

		Egypt — 0.0% (g)
	318	Arab Republic of Egypt, Reg. S., 5.750%, 04/29/20	280

		El Salvador — 0.6%
		Republic of El Salvador,
	545	5.875%, 01/30/25 (e)	545
	760	8.250%, 04/10/32 (e)	866
	2,340	Reg. S., 7.375%, 12/01/19	2,668

			4,079

		Georgia — 0.0% (g)
	200	Republic of Georgia, Reg. S., 6.875%, 04/12/21	233

		Ghana — 0.7%
	2,610	Citigroup, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 09/30/13; credit rating B) (e) (i)	1,846
	774	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 5-Year Bond, 16.900%, 03/07/16; credit rating B) (e) (i)	732
	690	Citigroup, Inc., CLN, 24.000%, 05/26/15 (linked to Government of Ghana 3-Year Bond, 24.000%, 05/25/15; credit rating B) (e) (i)	581
	360	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B) (e) (i)	353
	540	Standard Bank plc, CLN, 26.000% , 06/07/17 (linked to Government of Ghana 5-Year Bond, 26.000%, 06/05/17; credit rating B) (e) (i)	514
	320	Standard Bank plc, CLN, 26.000% , 06/07/17 (linked to Government of Ghana 5- Year Bond, 26.000%, 06/05/17; credit rating B) (e) (i)	286

			4,312

		Guatemala — 0.1%
	360	Republic of Guatemala, 5.750%, 06/06/22 (e)	389

		Honduras — 0.2%
	1,595	Republic of Honduras, 7.500%, 03/15/24 (e)	1,563

		Hungary — 2.0%
		Republic of Hungary,
	830	4.125%, 02/19/18	822
	1,160	5.375%, 02/21/23	1,144
	3,873	6.250%, 01/29/20	4,159
	1,670	6.375%, 03/29/21	1,797
	4,404	7.625%, 03/29/41	4,828

			12,750

		Iceland — 0.7%
	3,950	Republic of Iceland, 5.875%, 05/11/22 (e)	4,454

		Indonesia — 3.5%
		Republic of Indonesia,
	464	Reg. S., 5.250%, 01/17/42	457
	7,962	Reg. S., 5.875%, 03/13/20	9,097
	2,700	Reg. S., 7.500%, 01/15/16	3,091
	2,295	Reg. S., 8.500%, 10/12/35	3,270
	4,560	Reg. S., 11.625%, 03/04/19	6,544

			22,459

		Iraq — 1.3%
	9,735	Republic of Iraq, Reg. S., 5.800%, 01/15/28	8,542

		Ivory Coast — 0.6%
	4,140	Republic of Ivory Coast, Reg. S., SUB, 5.750%, 12/31/32	3,840

		Kenya — 0.2%
	1,100	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B+)	1,119

		Lebanon — 0.4%
		Republic of Lebanon,
	1,060	9.000%, 03/20/17	1,203
	1,060	Reg. S., 8.250%, 04/12/21	1,177

			2,380

		Lithuania — 1.3%
		Republic of Lithuania,
	810	5.125%, 09/14/17 (e)	887
	1,970	6.625%, 02/01/22 (e)	2,364
	2,575	Reg. S., 6.625%, 02/01/22	3,090
	1,900	Reg. S., 7.375%, 02/11/20	2,335

			8,676

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Foreign Government Securities — Continued
		Mexico — 4.3%
		United Mexican States,
	8,460	3.625%, 03/15/22	8,714
	4,450	5.625%, 01/15/17	5,028
	10,470	5.750%, 10/12/10	10,873
	1,200	6.750%, 09/27/34	1,527
MXN	13,600	10.000%, 12/05/24	1,485

			27,627

		Mongolia — 0.3%
	4	Development Bank of Mongolia LLC, Reg. S., 5.750%, 03/21/17	4
		Government of Mongolia,
	670	4.125%, 01/05/18 (e)	652
	1,340	5.125%, 12/05/22 (e)	1,243

			1,899

		Morocco — 0.5%
		Kingdom of Morocco,
	1,620	Reg. S., 4.250%, 12/11/22	1,576
	1,450	Reg. S., 5.500%, 12/11/42	1,372

			2,948

		Netherlands — 0.7%
	3,950	Republic of Angola Via Northern Lights III B.V., Reg. S., 7.000%, 08/16/19	4,227

		Nigeria — 0.5%
	1,800	Citigroup, Inc., CLN, 16.390%, 01/31/22 (linked to Republic of Nigeria Treasury 10-Year Bond, 16.390%, 01/27/22; credit rating BB-) (e) (i)	1,903
NGN	147,082	Republic of Nigeria, Reg. S., 16.000%, 06/29/19	1,071

			2,974

		Pakistan — 0.4%
	2,932	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	2,785

		Panama — 0.1%
	1,090	Republic of Panama, 4.300%, 04/29/53	976

		Paraguay — 0.4%
	2,580	Republic of Paraguay, 4.625%, 01/25/23 (e)	2,554

		Peru — 1.7%
		Republic of Peru,
	690	6.550%, 03/14/37	883
	1,880	7.125%, 03/30/19	2,345
	2,281	7.350%, 07/21/25	3,085
	3,010	8.750%, 11/21/33	4,711

			11,024

		Philippines — 2.3%
		Republic of Philippines,
	1,540	6.500%, 01/20/20	1,894
	8,575	7.750%, 01/14/31	12,091
	480	8.375%, 06/17/19	636

			14,621

		Qatar — 0.4%
	2,500	State of Qatar, Reg. S., 5.750%, 01/20/42	2,906

		Romania — 1.3%
		Republic of Romania,
	1,530	4.375%, 08/22/23 (e)	1,519
RON	5,150	5.850%, 04/26/23	1,606
	3,330	6.750%, 02/07/22 (e)	3,929
	1,350	Reg. S., 6.750%, 02/07/22	1,593

			8,647

		Russia — 7.2%
		Russian Federation,
	7,800	3.250%, 04/04/17 (e)	8,131
	2,000	5.625%, 04/04/42 (e)	2,195
	1,290	Reg. S., 11.000%, 07/24/18	1,806
	1,560	Reg. S., 12.750%, 06/24/28	2,937
	25,831	Reg. S., SUB, 7.500%, 03/31/30	31,385

			46,454

		Serbia — 0.7%
		Republic of Serbia,
	1,610	4.875%, 02/25/20 (e)	1,584
	1,880	5.250%, 11/21/17 (e)	1,917
	977	Reg. S., SUB, 6.750%, 11/01/24	984

			4,485

		Slovenia — 0.2%
	1,000	Republic of Slovenia, 5.850%, 05/10/23 (e)	990

		South Africa — 0.6%
		Republic of South Africa,
	780	5.500%, 03/09/20	872
	2,475	6.250%, 03/08/41	2,868

			3,740

		Sri Lanka — 0.9%
		Republic of Sri Lanka,
	1,050	5.875%, 07/25/22 (e)	1,050
	680	6.250%, 07/27/21 (e)	694

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Foreign Government Securities — Continued
		Sri Lanka –– Continued
	1,539	6.250%, 10/04/20 (e)	1,589
	2,200	Reg. S., 6.250%, 10/04/20	2,272

			5,605

		Turkey — 9.3%
		Export Credit Bank of Turkey,
	280	5.875%, 04/24/19 (e)	312
	1,010	Reg. S., 5.375%, 11/04/16	1,085
		Republic of Turkey,
TRY	1,176	3.192%, 02/23/22	715
	950	3.250%, 03/23/23	931
	6,120	4.875%, 04/16/43	6,105
	2,710	5.625%, 03/30/21	3,164
	2,190	6.000%, 01/14/41	2,540
	1,600	6.250%, 09/26/22	1,958
	3,980	6.750%, 04/03/18	4,766
	4,255	6.875%, 03/17/36	5,409
	10,690	7.000%, 03/11/19	13,149
	8,307	7.000%, 06/05/20	10,373
	661	7.250%, 03/05/38	883
	2,500	7.500%, 07/14/17	3,019
	1,272	7.500%, 11/07/19	1,620
	1,070	8.000%, 02/14/34	1,511
TRY	1,950	9.500%, 01/12/22	1,217
TRY	1,800	10.500%, 01/15/20	1,164

			59,921

		Ukraine — 1.9%
	2,500	Financing of Infrastructural Projects State Enterprise, Reg. S., 9.000%, 12/07/17	2,600
		Republic of Ukraine,
	2,340	6.250%, 06/17/16 (e)	2,320
	2,409	Reg. S., 6.250%, 06/17/16	2,388
	1,197	Reg. S., 6.580%, 11/21/16	1,189
	2,460	Reg. S., 7.800%, 11/28/22	2,460
	1,205	Reg. S., 7.950%, 02/23/21	1,241

			12,198

		United Arab Emirates — 0.1%
	810	Government of Dubai, Reg. S., 5.591%, 06/22/21	891

		Uruguay — 0.9%
		Republic of Uruguay,
UYU	36,390	4.375%, 12/15/28	2,615
UYU	22,370	6.799%, 04/05/27	2,197
	860	7.625%, 03/21/36	1,195

			6,007

		Venezuela — 4.4%
		Republic of Venezuela,
	1,499	7.650%, 04/21/25	1,192
	5,918	Reg. S., 5.750%, 02/26/16	5,489
	3,506	Reg. S., 6.000%, 12/09/20	2,804
	2,215	Reg. S., 7.000%, 03/31/38	1,639
	2,512	Reg. S., 7.750%, 10/13/19	2,248
	2,410	Reg. S., 8.250%, 10/13/24	2,037
	12,026	Reg. S., 9.000%, 05/07/23	10,703
	1,802	Reg. S., 12.750%, 08/23/22	1,955

			28,067

		Vietnam — 0.8%
	4,323	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	4,847

		Total Foreign Government Securities (Cost $401,216)	415,747

	U.S. Treasury Obligation — 0.1%
	535	U.S. Treasury Note, 0.125%, 09/30/13 (k) (m) (Cost $535)	535

SHARES
	Short-Term Investment — 2.0%
		Investment Company — 2.0%
	12,851	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $12,851)	12,851

		Total Investments — 97.9% (Cost $614,147)	631,224
		Other Assets in Excess of Liabilities — 2.1%	13,313

		NET ASSETS — 100.0%	$644,537

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
46	10 Year U.S. Treasury Note	09/19/13	5,944	4
58	2 Year U.S. Treasury Note	09/30/13	12,768	(1)
	Short Futures Outstanding
(23)	30 Year U.S. Treasury Bond	09/19/13	(3,221)	7
(15)	5 Year U.S. Treasury Note	09/30/13	(1,836)	2

				12

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,447,418	AUD	BNP Paribas	06/19/13	6,320	6,163	(157)
5,955,089	AUD	State Street Bank & Trust	06/19/13	5,867	5,693	(174)

2,975,389,300	CLP	Goldman Sachs International †	06/19/13	6,163	5,923	(240)

39,672,400	CNY	Deutsche Bank AG †	06/19/13	6,316	6,459	143

11,814,877,530	COP	Goldman Sachs International †	06/19/13	6,212	6,198	(14)
11,661,390,000	COP	Union Bank of Switzerland AG †	06/19/13	6,372	6,117	(255)

125,870,028	CZK	Barclays Bank plc	06/19/13	6,319	6,359	40

9,917,933	EUR	Barclays Bank plc	06/19/13	12,966	12,892	(74)
4,560,789	EUR	BNP Paribas	06/19/13	5,896	5,928	32
2,500,000	EUR	Goldman Sachs International	06/28/13	3,216	3,250	34

1,390,675,980	HUF	Deutsche Bank AG	06/19/13	6,036	6,084	48

59,198,526,861	IDR	Credit Suisse International †	06/19/13	6,010	6,033	23

21,641,446	ILS	Deutsche Bank AG	06/19/13	5,977	5,866	(111)

339,352,450	INR	Deutsche Bank AG †	06/19/13	6,210	5,990	(220)

598,201,564	JPY	BNP Paribas	06/19/13	6,073	5,955	(118)
620,883,829	JPY	HSBC Bank, N.A.	06/19/13	6,056	6,181	125

7,013,333,509	KRW	BNP Paribas †	06/19/13	6,415	6,203	(212)
6,927,945,800	KRW	Citibank, N.A. †	06/19/13	6,288	6,128	(160)

75,866,796	MXN	Barclays Bank plc	06/19/13	5,953	5,928	(25)
82,708,485	MXN	BNP Paribas	06/19/13	6,447	6,463	16
77,067,455	MXN	Deutsche Bank AG	06/19/13	6,281	6,022	(259)
76,575,225	MXN	HSBC Bank, N.A.	06/19/13	6,234	5,984	(250)

18,998,000	MYR	Deutsche Bank AG †	06/19/13	6,386	6,124	(262)

258,798,300	PHP	Credit Suisse International †	06/19/13	6,323	6,120	(203)

41,156,644	PLN	Barclays Bank plc	06/19/13	12,850	12,499	(351)

193,529,920	RUB	Credit Suisse International †	06/19/13	6,211	6,045	(166)
102,900,000	RUB	Citibank, N.A. †	06/28/13	3,211	3,209	(2)

8,039,633	SGD	BNP Paribas	06/19/13	6,402	6,361	(41)
1,322,427	SGD	Citibank, N.A.	06/19/13	1,059	1,046	(13)

184,424,449	THB	Deutsche Bank AG	06/19/13	6,265	6,086	(179)

11,205,767	TRY	Citibank, N.A.	06/19/13	6,176	5,972	(204)
11,322,954	TRY	HSBC Bank, N.A.	06/19/13	6,281	6,035	(246)
5,750,000	TRY	Citibank, N.A.	06/28/13	3,118	3,061	(57)
5,750,000	TRY	Goldman Sachs International	06/28/13	3,121	3,061	(60)

56,693,720	ZAR	Barclays Bank plc	06/19/13	6,268	5,622	(646)
54,941,197	ZAR	BNP Paribas	06/19/13	5,928	5,448	(480)
57,553,496	ZAR	Goldman Sachs International	06/19/13	6,268	5,708	(560)

				225,494	220,216	(5,278)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,107,179	AUD	Societe Generale	06/19/13	6,253	5,838	415
6,295,328	AUD	Westpac Banking Corp.	06/19/13	6,417	6,018	399

2,975,389,300	CLP	Royal Bank of Scotland †	06/19/13	6,244	5,922	322

39,672,400	CNY	Credit Suisse International †	06/19/13	6,314	6,459	(145)

23,476,267,530	COP	Credit Suisse International †	06/19/13	12,820	12,315	505

125,870,028	CZK	Barclays Bank plc	06/19/13	6,491	6,359	132

8,850,333	EUR	Barclays Bank plc	06/19/13	11,537	11,505	32
859,518	EUR	Citibank, N.A.	06/19/13	1,113	1,117	(4)
4,768,871	EUR	Deutsche Bank AG	06/19/13	6,202	6,198	4
2,500,000	EUR	Goldman Sachs International	06/28/13	3,252	3,250	2

1,454,948,027	HUF	Barclays Bank plc	06/19/13	6,360	6,364	(4)
1,390,675,980	HUF	BNP Paribas	06/19/13	5,828	6,084	(256)

59,198,526,861	IDR	Union Bank of Switzerland AG †	06/19/13	6,075	6,033	42

21,641,446	ILS	Deutsche Bank AG	06/19/13	5,910	5,866	44

339,352,450	INR	Credit Suisse International †	06/19/13	6,114	5,991	123

598,201,564	JPY	Deutsche Bank AG	06/19/13	6,233	5,956	277
620,883,829	JPY	HSBC Bank, N.A.	06/19/13	6,233	6,180	53

6,927,945,800	KRW	Credit Suisse International †	06/19/13	6,179	6,127	52
7,013,333,509	KRW	Deutsche Bank AG †	06/19/13	6,217	6,203	14

11,730,214	MXN	Citibank, N.A.	06/19/13	938	917	21
147,105,001	MXN	Credit Suisse International	06/19/13	11,934	11,494	440
153,382,746	MXN	Union Bank of Switzerland AG	06/19/13	12,495	11,986	509

18,998,000	MYR	BNP Paribas †	06/19/13	6,294	6,124	170

258,798,300	PHP	Credit Suisse International †	06/19/13	6,271	6,120	151

20,547,247	PLN	Barclays Bank plc	06/19/13	6,390	6,241	149

193,529,920	RUB	Credit Suisse International †	06/19/13	6,088	6,044	44
198,500,000	RUB	Citibank, N.A. †	06/28/13	6,244	6,191	53

1,192,813	SGD	BNP Paribas	06/19/13	971	943	28
8,064,070	SGD	HSBC Bank, N.A.	06/19/13	6,454	6,380	74
7,963,202	SGD	Union Bank of Switzerland AG	06/19/13	6,374	6,301	73

184,424,449	THB	BNP Paribas	06/19/13	6,167	6,087	80

11,322,954	TRY	HSBC Bank, N.A.	06/19/13	6,297	6,035	262
11,205,767	TRY	Societe Generale	06/19/13	6,217	5,972	245
11,500,000	TRY	Goldman Sachs International	06/28/13	6,180	6,122	58

169,188,413	ZAR	Deutsche Bank AG	06/19/13	18,407	16,777	1,630

				235,513	229,519	5,994

JPMorgan Emerging Markets Debt Fund

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	0.438%	790	(21)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DOP	—	Dominican Republic Peso
EDC	—	Economic Development Corp.
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
ZAR	—	South African Rand
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,363
Aggregate gross unrealized depreciation	(12,286)

Net unrealized appreciation/depreciation	$17,077

Federal income tax cost of investments	$614,147

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bonds
Hungary	$—	$1,654	$—	$1,654
Corporate Bonds
Brazil	—	3,847	—	3,847
Canada	—	1,905	—	1,905
Cayman Islands	—	3,657	—	3,657
Chile	—	3,256	—	3,256
Colombia	—	1,573	—	1,573
Costa Rica	—	1,989	—	1,989
Croatia	—	3,607	—	3,607
Dominican Republic	—	1,757	—	1,757
Georgia	—	2,657	—	2,657
India	—	1,448	—	1,448
Indonesia	—	22,122	—	22,122
Ireland	—	16,897	—	16,897
Kazakhstan	—	13,196	—	13,196
Luxembourg	—	4,175	—	4,175
Malaysia	—	970	—	970
Mexico	—	36,869	—	36,869
Netherlands	—	12,143	—	12,143
Paraguay	—	983	—	983
Peru	—	4,736	—	4,736
Philippines	—	4,716	—	4,716
Singapore	—	1,464	—	1,464
South Africa	—	3,967	—	3,967
Sri Lanka	—	1,799	—	1,799
Thailand	—	1,765	—	1,765
Turkey	—	1,561	—	1,561
United Arab Emirates	—	2,295	—	2,295
United Kingdom	—	5,605	—	5,605
United States	—	9,248	—	9,248
Venezuela	—	30,230	—	30,230

Total Corporate Bonds	—	200,437	—	200,437

Foreign Government Securities	—	407,279	8,468	415,747
U.S. Treasury Obligations	—	535	—	535

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investment
Investment Company	12,851	—	—		12,851

Total Investments in Securities	$12,851	$609,905	$8,468	*	$631,224

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,864	$—		$6,864
Futures Contracts	13	—	—		13

Total Appreciation in Other Financial Instruments	$13	$6,864	$—		$6,877

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,148)	$—		$(6,148)
Futures Contracts	(1)	—	—		(1)
Credit Default Swaps	—	(21)	—		(21)

Total Depreciation in Other Financial Instruments	$(1)	$(6,169)	$—		$(6,170)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $8,468,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Emerging Markets Debt Fund

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Foreign Government Securities	$7,547	$—	$(566)	$—	(a)	$1,876	$—	$—	$(389)	$8,468

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(566,000).

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 75.7%
	Federal Farm Credit Bank — 8.7%
31,300	DN, 0.030%, 06/24/13 (n)	31,299
20,000	DN, 0.030%, 07/05/13 (n)	19,999
64,000	DN, 0.080%, 07/26/13 (n)	63,992
25,000	DN, 0.110%, 06/20/13 (m) (n)	24,999
10,000	DN, 0.110%, 07/12/13 (n)	9,999
15,000	DN, 0.110%, 07/17/13 (n)	14,998
25,000	DN, 0.110%, 10/07/13 (n)	24,990
25,000	DN, 0.180%, 09/09/13 (n)	24,987
10,000	DN, 0.200%, 11/01/13 (n)	9,992
20,000	DN, 0.220%, 07/03/13 (n)	19,996
37,800	VAR, 0.226%, 06/22/13	37,801
25,000	VAR, 0.320%, 06/03/13	25,000
50,000	VAR, 0.320%, 06/03/13	50,000

		358,052

	Federal Home Loan Bank — 64.4%
10,000	0.100%, 11/12/13	9,999
7,000	0.140%, 07/08/13	7,000
13,000	0.160%, 12/05/13	12,999
10,000	0.160%, 04/17/14	9,999
10,000	0.170%, 12/18/13	9,999
25,000	0.180%, 06/13/13	25,000
22,000	0.280%, 09/05/13	22,002
20,000	1.625%, 06/14/13	20,010
41,835	DN, 0.000%, 06/03/13 (n)	41,835
10,000	DN, 0.200%, 11/01/13 (n)	9,991
110,000	DN, 0.035%, 06/07/13 (n)	109,999
125,000	DN, 0.035%, 06/14/13 (n)	124,998
453,454	DN, 0.041%, 06/21/13 (n)	453,444
287,285	DN, 0.050%, 06/12/13 (n)	287,281
24,756	DN, 0.050%, 06/26/13 (n)	24,755
134,325	DN, 0.055%, 07/03/13 (n)	134,318
50,000	DN, 0.055%, 07/29/13 (n)	49,996
60,000	DN, 0.055%, 08/07/13 (n)	59,994
165,000	DN, 0.060%, 08/30/13 (n)	164,975
156,000	DN, 0.068%, 08/28/13 (n)	155,974
50,000	DN, 0.075%, 07/19/13 (n)	49,995
60,000	DN, 0.075%, 07/24/13 (n)	59,993
26,000	DN, 0.078%, 07/17/13 (n)	25,997
207,000	DN, 0.079%, 07/31/13 (n)	206,973
75,000	DN, 0.103%, 10/25/13 (n)	74,969
185,850	DN, 0.110%, 06/19/13 (n)	185,840
25,000	DN, 0.110%, 07/12/13 (n)	24,997
50,000	DN, 0.113%, 10/04/13 (n)	49,980
60,000	DN, 0.114%, 10/11/13 (n)	59,975
28,230	DN, 0.120%, 06/05/13 (n)	28,230
25,000	DN, 0.125%, 07/10/13 (n)	24,997
25,000	DN, 0.125%, 10/02/13 (n)	24,989
25,000	VAR, 0.110%, 06/03/13	25,000
35,000	VAR, 0.139%, 06/15/13	35,000
25,000	VAR, 0.195%, 08/04/13	24,997

		2,636,500

	Tennessee Valley Authority — 2.6%
105,000	DN, 0.100%, 06/06/13 (n)	104,998

	Total U.S. Government Agency Securities (Cost $3,099,550 )	3,099,550

U.S. Treasury Obligations — 24.0%
	U.S. Treasury Bills — 13.7% (n)
99,405	0.014%, 06/06/13	99,405
100,000	0.048%, 08/15/13	99,990
100,000	0.051%, 07/25/13	99,992
19,131	0.065%, 06/27/13	19,130
130,000	0.076%, 07/05/13	129,991
100,000	0.085%, 11/07/13	99,963
14,000	0.185%, 10/17/13	13,990

		562,461

	U.S. Treasury Notes — 10.3%
100,000	0.375%, 07/31/13	100,055
15,000	0.500%, 10/15/13	15,017
15,000	0.500%, 11/15/13	15,019
50,000	1.000%, 07/15/13	50,052
10,000	1.250%, 02/15/14	10,075
24,000	1.875%, 04/30/14	24,374
10,000	2.750%, 10/31/13	10,106
50,000	3.375%, 06/30/13	50,130
145,000	3.375%, 07/31/13	145,775

		420,603

	Total U.S. Treasury Obligations (Cost $983,064 )	983,064

	Total Investments — 99.7% (Cost $4,082,614 ) *	4,082,614
	Other Assets in Excess of Liabilities — 0.3%	11,576

	NET ASSETS — 100.0%	$4,094,190

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,082,614	$—	$4,082,614

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.8%
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	99
24	Series 2010-4, Class A3, 0.910%, 11/17/14	24
750	Series 2010-4, Class A4, 1.350%, 12/15/15	755
549	Series 2011-3, Class A3, 0.970%, 08/17/15	550
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,061
889	Series 2012-1, Class A4, 1.210%, 07/15/16	898
829	Series 2012-2, Class A3, 0.740%, 04/15/16	831
693	Series 2012-3, Class A3, 0.850%, 08/15/16	695
795	Series 2012-4, Class A3, 0.590%, 01/17/17	795
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,061
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,184
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,030
	AmeriCredit Automobile Receivables Trust,
558	Series 2011-3, Class A3, 1.170%, 01/08/16	559
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,010
471	Series 2012-1, Class A3, 1.230%, 09/08/16	474
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	490
589	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	591
880	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	879
	CarMax Auto Owner Trust,
412	Series 2012-3, Class A3, 0.520%, 07/17/17	412
906	Series 2013-1, Class A3, 0.600%, 10/16/17	904
	CNH Equipment Trust,
396	Series 2011-A, Class A3, 1.200%, 05/16/16	398
954	Series 2011-B, Class A3, 0.910%, 08/15/16	956
493	Series 2012-A, Class A3, 0.940%, 05/15/17	495
758	Series 2012-C, Class A3, 0.570%, 12/15/17	757
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,339
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,296
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	573
217	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	224
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	409
1,353	Fifth Third Auto Trust, Series 2013-A, Class A3, 0.610%, 09/15/17	1,350
	Ford Credit Auto Owner Trust,
419	Series 2011-B, Class A3, 0.840%, 06/15/15	420
1,052	Series 2012-A, Class A3, 0.840%, 08/15/16	1,056
700	Series 2012-B, Class A3, 0.720%, 12/15/16	702
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
716	Series 2013-B, Class A3, 0.570%, 10/15/17	714
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	794
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	313
337	Series 2012-1, Class A4, 0.970%, 04/16/18	340
413	Series 2012-2, Class A3, 0.700%, 02/16/16	414
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,209
796	Series 2013-2, Class A3, 0.530%, 02/16/17	795
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,025
385	Series 2012-1, Class A3, 0.810%, 09/15/16	386
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,040

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	187
810	Series 2011-B, Class A4, 1.650%, 02/15/17	822
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,325
	John Deere Owner Trust,
232	Series 2011-A, Class A3, 1.290%, 01/15/16	233
957	Series 2012-A, Class A3, 0.750%, 03/15/16	959
741	Series 2012-B, Class A3, 0.530%, 07/15/16	741
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,498
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	715
	Mercedes-Benz Auto Receivables Trust,
1	Series 2010-1, Class A3, 1.420%, 08/15/14	1
389	Series 2011-1, Class A3, 0.850%, 03/16/15	390
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,037
624	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	624
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	923
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,274
2,718	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	2,657
900	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.493%, 03/25/36	844
	Santander Drive Auto Receivables Trust,
1,250	Series 2011-1, Class B, 2.350%, 11/16/15	1,264
395	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	397
822	Series 2012-1, Class A3, 1.490%, 10/15/15	828
155	Series 2012-2, Class A2, 0.910%, 05/15/15	155
132	Series 2012-3, Class A3, 1.080%, 04/15/16	133
612	Series 2012-5, Class A3, 0.830%, 12/15/16	613
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,748
556	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	565
156	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	157
102	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	102
439	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	439
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	1,400
512	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	511
	Volkswagen Auto Loan Enhanced Trust,
1,276	Series 2012-1, Class A3, 0.850%, 08/22/16	1,282
838	Series 2012-2, Class A3, 0.460%, 01/20/17	836
820	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	820

	Total Asset-Backed Securities (Cost $60,253)	60,561

Collateralized Mortgage Obligations — 22.4%
	Agency CMO — 21.5%
226	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	241
	Federal Home Loan Mortgage Corp. REMIC,
63	Series 1578, Class K, 6.900%, 09/15/23	71
323	Series 2110, Class PG, 6.000%, 01/15/29	358
58	Series 2355, Class BP, 6.000%, 09/15/16	61
93	Series 2391, Class QR, 5.500%, 12/15/16	98
71	Series 2427, Class LW, 6.000%, 03/15/17	76
80	Series 2436, Class MC, 7.000%, 04/15/32	91
103	Series 2441, Class GF, 6.500%, 04/15/32	118
199	Series 2505, Class D, 5.500%, 09/15/32	224
179	Series 2525, Class AM, 4.500%, 04/15/32	200
400	Series 2544, Class KE, 5.500%, 12/15/32	446

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
700	Series 2557, Class HL, 5.300%, 01/15/33	765
56	Series 2558, Class BD, 5.000%, 01/15/18	59
299	Series 2564, Class NK, 5.000%, 02/15/18	319
291	Series 2575, Class PE, 5.500%, 02/15/33	321
800	Series 2586, Class WG, 4.000%, 03/15/33	867
38	Series 2594, Class JB, 4.500%, 04/15/18	40
299	Series 2594, Class VU, 5.500%, 03/15/21	304
66	Series 2595, Class HJ, 5.000%, 03/15/23	71
921	Series 2596, Class QD, 4.000%, 03/15/33	977
57	Series 2602, Class BD, 4.000%, 12/15/22	58
912	Series 2611, Class KH, 5.000%, 05/15/18	975
995	Series 2621, Class QH, 5.000%, 05/15/33	1,086
1,290	Series 2624, Class QH, 5.000%, 06/15/33	1,404
1,806	Series 2626, Class JC, 5.000%, 06/15/23	2,024
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,369
55	Series 2648, Class BK, 5.000%, 07/15/33	57
105	Series 2649, Class PJ, 3.500%, 06/15/33	110
110	Series 2649, Class QH, 4.500%, 07/15/18	117
227	Series 2649, Class WB, 3.500%, 07/15/23	239
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,352
350	Series 2687, Class JH, 5.000%, 10/15/23	394
180	Series 2692, Class QD, 5.000%, 12/15/22	187
548	Series 2696, Class DG, 5.500%, 10/15/33	623
49	Series 2698, Class PG, 5.000%, 06/15/32	50
463	Series 2699, Class TC, 4.000%, 11/15/18	489
3,791	Series 2701, Class AC, 5.000%, 11/15/23	4,187
27	Series 2707, Class KJ, 5.000%, 11/15/18	28
84	Series 2709, Class PE, 5.000%, 12/15/22	87
170	Series 2725, Class TA, 4.500%, 12/15/33	191
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,518
182	Series 2744, Class TU, 5.500%, 05/15/32	192
52	Series 2750, Class JB, 4.500%, 02/15/19	54
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,067
301	Series 2760, Class KT, 4.500%, 09/15/32	313
154	Series 2764, Class TE, 5.000%, 10/15/32	157
1,185	Series 2764, Class UE, 5.000%, 10/15/32	1,238
728	Series 2768, Class PK, 5.000%, 03/15/34	768
373	Series 2770, Class EV, 4.500%, 09/15/28	386
89	Series 2772, Class VG, 5.000%, 11/15/22	89
150	Series 2773, Class OC, 5.000%, 04/15/19	170
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,081
196	Series 2827, Class TE, 5.000%, 04/15/33	202
410	Series 2828, Class JE, 4.500%, 07/15/19	437
87	Series 2843, Class BC, 5.000%, 08/15/19	95
6,700	Series 2852, Class NY, 5.000%, 09/15/33	7,016
635	Series 2864, Class NB, 5.500%, 07/15/33	705
584	Series 2875, Class HB, 4.000%, 10/15/19	627
12	Series 2886, Class HE, 5.000%, 01/15/33	12
131	Series 2888, Class CG, 5.000%, 08/15/33	136
162	Series 2890, Class PD, 5.000%, 03/15/33	165
78	Series 2891, Class LD, 5.000%, 08/15/33	80
700	Series 2896, Class VB, 5.000%, 12/15/25	722
73	Series 2898, Class PE, 5.000%, 05/15/33	74
850	Series 2899, Class HB, 4.000%, 12/15/19	925
91	Series 2899, Class KB, 4.500%, 03/15/19	93
116	Series 2904, Class PD, 5.500%, 03/15/33	117
500	Series 2910, Class BE, 4.500%, 12/15/19	531
383	Series 2920, Class KT, 4.500%, 01/15/20	417

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
18	Series 2921, Class MD, 5.000%, 06/15/33	18
117	Series 2928, Class NE, 5.000%, 04/15/33	118
500	Series 2929, Class KG, 4.500%, 02/15/20	537
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,113
36	Series 2948, Class YD, 5.500%, 08/15/33	37
964	Series 2957, Class VW, 5.000%, 08/15/24	1,012
497	Series 2958, Class ME, 5.500%, 10/15/33	511
16	Series 2966, Class XD, 5.500%, 09/15/33	16
427	Series 2968, Class MD, 5.500%, 12/15/33	451
500	Series 2981, Class BC, 4.500%, 05/15/20	539
5,301	Series 2987, Class KG, 5.000%, 12/15/34	5,462
135	Series 2988, Class TY, 5.500%, 06/15/25	150
3,227	Series 2989, Class TG, 5.000%, 06/15/25	3,522
103	Series 2993, Class PM, 4.500%, 05/15/35	109
104	Series 3017, Class MK, 5.000%, 12/15/34	110
541	Series 3028, Class ME, 5.000%, 02/15/34	568
385	Series 3036, Class TE, 5.500%, 12/15/34	406
2,222	Series 3037, Class ND, 5.000%, 01/15/34	2,291
431	Series 3057, Class PE, 5.500%, 11/15/34	449
674	Series 3059, Class CE, 5.000%, 02/15/34	693
3,957	Series 3062, Class HE, 5.000%, 01/15/34	4,081
565	Series 3067, Class PK, 5.500%, 05/15/34	581
97	Series 3077, Class TO, PO, 04/15/35	93
317	Series 3078, Class PD, 5.500%, 07/15/34	329
151	Series 3080, Class VB, 5.000%, 06/15/25	156
222	Series 3082, Class PW, 5.500%, 12/15/35	246
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,060
360	Series 3087, Class KX, 5.500%, 12/15/25	399
13	Series 3095, Class GB, 5.000%, 04/15/24	13
56	Series 3098, Class KE, 5.500%, 09/15/34	58
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,115
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,277
3,662	Series 3117, Class PL, 5.000%, 08/15/34	3,772
159	Series 3121, Class JD, 5.500%, 03/15/26	176
492	Series 3123, Class HT, 5.000%, 03/15/26	543
586	Series 3128, Class BE, 5.000%, 05/15/33	597
110	Series 3130, Class QD, 5.500%, 07/15/34	111
44	Series 3135, Class JC, 6.000%, 08/15/33	45
325	Series 3136, Class CO, PO, 04/15/36	292
286	Series 3145, Class AJ, 5.500%, 04/15/36	311
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,475
29	Series 3151, Class PD, 6.000%, 11/15/34	30
539	Series 3165, Class JD, 5.500%, 08/15/34	549
84	Series 3184, Class PD, 5.500%, 07/15/34	84
403	Series 3200, Class PO, PO, 08/15/36	388
491	Series 3204, Class NV, 5.000%, 08/15/17	516
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,612
424	Series 3270, Class AT, 5.500%, 01/15/37	465
516	Series 3271, Class PB, 6.000%, 12/15/35	545
50	Series 3272, Class PA, 6.000%, 02/15/37	55
1,107	Series 3289, Class ND, 5.500%, 06/15/35	1,136
7,400	Series 3294, Class DB, 4.500%, 03/15/22	7,964
94	Series 3312, Class LB, 5.500%, 11/15/25	97
39	Series 3334, Class CD, 6.000%, 07/15/34	39
288	Series 3337, Class MD, 5.500%, 06/15/27	319
413	Series 3348, Class HT, 6.000%, 07/15/37	461
2,365	Series 3349, Class HE, 5.500%, 07/15/36	2,506
100	Series 3372, Class BD, 4.500%, 10/15/22	109

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
97	Series 3414, Class A, 4.500%, 07/15/22	99
157	Series 3476, Class VB, 5.500%, 02/15/27	158
350	Series 3493, Class LA, 4.000%, 10/15/23	380
114	Series 3508, Class PK, 4.000%, 02/15/39	120
141	Series 3513, Class A, 4.500%, 02/15/39	154
652	Series 3521, Class B, 4.000%, 04/15/24	679
250	Series 3544, Class BC, 4.000%, 06/15/24	268
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,692
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,302
4,752	Series 3563, Class BD, 4.000%, 08/15/24	5,074
175	Series 3563, Class LB, 4.000%, 08/15/29	185
265	Series 3571, Class MY, 4.000%, 09/15/24	288
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,195
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,431
800	Series 3578, Class KB, 4.000%, 09/15/24	859
407	Series 3593, Class PC, 5.000%, 05/15/38	428
2,551	Series 3605, Class NB, 5.500%, 06/15/37	2,706
98	Series 3652, Class A, 4.500%, 11/15/24	102
530	Series 3653, Class B, 4.500%, 04/15/30	582
5,311	Series 3653, Class HJ, 5.000%, 04/15/40	5,702
135	Series 3659, Class BD, 5.000%, 01/15/37	150
530	Series 3659, Class VG, 5.000%, 09/15/34	614
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,329
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,416
182	Series 3688, Class GT, VAR, 7.177%, 11/15/46	222
260	Series 3715, Class PC, 4.500%, 08/15/40	288
353	Series 3730, Class PL, 4.500%, 01/15/33	356
2,544	Series 3740, Class BP, 4.500%, 04/15/38	2,752
723	Series 3747, Class HI, IO, 4.500%, 07/15/37	55
1,532	Series 3747, Class PA, 4.000%, 04/15/38	1,637
368	Series 3755, Class ML, 5.500%, 06/15/29	390
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,374
1,922	Series 3797, Class PA, 4.500%, 08/15/39	2,005
4,326	Series 3819, Class ZQ, 6.000%, 04/15/36	4,764
1,468	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,567
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,106
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,730
971	Series 4085, Class FB, VAR, 0.599%, 01/15/39	974
	Federal Home Loan Mortgage Corp. STRIPS,
2,422	Series 262, Class 35, 3.500%, 07/15/42	2,456
3,908	Series 279, Class F6, VAR, 0.649%, 09/15/42	3,924
	Federal National Mortgage Association REMIC,
606	Series 1997-57, Class PN, 5.000%, 09/18/27	660
252	Series 1999-51, Class PH, 6.000%, 10/25/29	266
310	Series 2001-63, Class TC, 6.000%, 12/25/31	349
744	Series 2001-81, Class HE, 6.500%, 01/25/32	836
36	Series 2002-24, Class AJ, 6.000%, 04/25/17	39
957	Series 2002-75, Class GB, 5.500%, 11/25/32	1,058
223	Series 2002-85, Class PE, 5.500%, 12/25/32	249
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	333
179	Series 2003-21, Class OU, 5.500%, 03/25/33	198
33	Series 2003-22, Class UH, 4.000%, 12/25/32	34
242	Series 2003-23, Class CH, 5.000%, 04/25/33	262
800	Series 2003-26, Class EB, 3.500%, 04/25/33	821
11	Series 2003-32, Class BW, 5.500%, 03/25/32	11
925	Series 2003-41, Class BK, 5.000%, 05/25/18	998
400	Series 2003-48, Class TC, 5.000%, 06/25/23	440
338	Series 2003-55, Class HY, 5.000%, 06/25/23	363

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
699	Series 2003-63, Class YB, 5.000%, 07/25/33	761
49	Series 2003-64, Class VC, 5.000%, 03/25/16	48
813	Series 2003-69, Class N, 5.000%, 07/25/33	887
230	Series 2003-80, Class QG, 5.000%, 08/25/33	254
510	Series 2003-84, Class GE, 4.500%, 09/25/18	540
574	Series 2003-84, Class PG, 5.000%, 03/25/32	588
215	Series 2003-85, Class QD, 5.500%, 09/25/33	249
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,198
125	Series 2003-87, Class TJ, 4.500%, 09/25/18	133
212	Series 2003-94, Class CE, 5.000%, 10/25/33	226
3	Series 2003-109, Class BT, 4.500%, 08/25/22	3
3,488	Series 2003-129, Class ME, 5.000%, 08/25/23	3,700
39	Series 2003-131, Class CG, 5.500%, 05/25/33	41
434	Series 2003-134, Class MH, 5.000%, 06/25/33	458
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,142
488	Series 2004-53, Class NC, 5.500%, 07/25/24	538
1,115	Series 2004-70, Class EB, 5.000%, 10/25/24	1,218
66	Series 2004-81, Class HA, 4.250%, 10/25/24	69
212	Series 2004-91, Class VL, 5.000%, 05/25/23	216
1,076	Series 2005-5, Class CK, 5.000%, 01/25/35	1,151
4,760	Series 2005-22, Class HE, 5.000%, 10/25/33	4,902
2,668	Series 2005-29, Class WC, 4.750%, 04/25/35	2,920
1,334	Series 2005-33, Class QD, 5.000%, 01/25/34	1,386
5,820	Series 2005-44, Class PE, 5.000%, 07/25/33	5,932
382	Series 2005-46, Class CE, 5.000%, 03/25/24	389
169	Series 2005-48, Class TD, 5.500%, 06/25/35	191
373	Series 2005-51, Class ND, 5.500%, 11/25/33	382
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,148
279	Series 2005-58, Class EP, 5.500%, 07/25/35	313
171	Series 2005-62, Class CP, 4.750%, 07/25/35	182
125	Series 2005-68, Class BE, 5.250%, 08/25/35	138
710	Series 2005-68, Class PG, 5.500%, 08/25/35	797
181	Series 2005-84, Class TK, 5.250%, 09/25/35	183
425	Series 2005-86, Class AX, 5.500%, 10/25/35	450
580	Series 2005-86, Class WD, 5.000%, 03/25/34	594
8	Series 2005-91, Class DA, 4.500%, 10/25/20	8
163	Series 2005-99, Class AE, 5.500%, 12/25/35	172
283	Series 2005-101, Class ND, 5.000%, 06/25/34	289
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,532
22	Series 2005-110, Class GJ, 5.500%, 11/25/30	22
223	Series 2005-110, Class GL, 5.500%, 12/25/35	260
97	Series 2005-110, Class MB, 5.500%, 09/25/35	106
73	Series 2005-116, Class PB, 6.000%, 04/25/34	77
235	Series 2005-121, Class V, 4.500%, 06/25/29	240
927	Series 2006-7, Class TD, 6.000%, 04/25/35	977
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,179
120	Series 2006-30, Class GA, 5.500%, 07/25/20	125
325	Series 2006-41, Class MC, 5.500%, 07/25/35	341
3,530	Series 2006-44, Class OG, 5.500%, 12/25/34	3,638
1,602	Series 2006-45, Class NW, 5.500%, 01/25/35	1,654

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO –– Continued
341	Series 2006-49, Class PA, 6.000%, 06/25/36	381
2,752	Series 2006-53, Class CM, 5.000%, 01/25/35	2,835
651	Series 2006-56, Class PF, VAR, 0.543%, 07/25/36	654
925	Series 2006-57, Class PD, 5.500%, 01/25/35	957
1,512	Series 2006-65, Class TE, 5.500%, 05/25/35	1,579
174	Series 2007-33, Class HE, 5.500%, 04/25/37	194
3,439	Series 2007-63, Class PC, 5.500%, 07/25/36	3,581
85	Series 2007-65, Class KI, IF, IO, 6.427%, 07/25/37	10
83	Series 2007-68, Class KA, 6.000%, 12/25/33	84
410	Series 2007-68, Class PB, 5.500%, 06/25/36	419
1,231	Series 2007-71, Class GB, 6.000%, 07/25/37	1,371
600	Series 2007-71, Class KP, 5.500%, 07/25/37	666
4,377	Series 2007-76, Class PK, 6.000%, 06/25/36	4,602
219	Series 2007-77, Class TC, 5.500%, 09/25/34	222
452	Series 2007-77, Class TD, 5.500%, 01/25/36	476
792	Series 2007-80, Class PB, 5.500%, 05/25/34	801
288	Series 2007-113, Class DB, 4.500%, 12/25/22	316
600	Series 2008-65, Class CD, 4.500%, 08/25/23	643
1,266	Series 2008-68, Class VB, 6.000%, 03/25/27	1,295
188	Series 2008-68, Class VJ, 5.500%, 07/25/19	190
825	Series 2008-68, Class VK, 5.500%, 03/25/27	861
2,054	Series 2008-68, Class VN, 5.500%, 03/25/27	2,089
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,826
120	Series 2008-72, Class BX, 5.500%, 08/25/38	132
53	Series 2008-74, Class B, 5.500%, 09/25/38	59
128	Series 2009-37, Class KI, IF, IO, 5.807%, 06/25/39	17
390	Series 2009-39, Class LB, 4.500%, 06/25/29	424
2,657	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,910
370	Series 2009-71, Class MB, 4.500%, 09/25/24	399
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	4,039
310	Series 2009-78, Class J, 5.000%, 09/25/19	334
116	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	14
205	Series 2009-86, Class OT, PO, 10/25/37	192
126	Series 2009-86, Class PC, 5.000%, 03/25/37	130
5,140	Series 2009-92, Class AD, 6.000%, 11/25/39	5,832
203	Series 2009-96, Class CB, 4.000%, 11/25/49	214
675	Series 2009-96, Class DB, 4.000%, 11/25/29	725
849	Series 2009-112, Class ST, IF, IO, 6.057%, 01/25/40	94
120	Series 2010-9, Class MD, 5.000%, 02/25/38	134
1,277	Series 2010-10, Class MA, 4.500%, 04/25/34	1,307
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,373
416	Series 2010-35, Class SB, IF, IO, 6.227%, 04/25/40	58
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,508
700	Series 2010-41, Class DC, 4.500%, 05/25/25	774
230	Series 2010-48, Class UB, 5.000%, 06/25/36	235
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,713
278	Series 2010-54, Class EA, 4.500%, 06/25/40	298
525	Series 2010-56, Class BD, 5.000%, 12/25/38	550
55	Series 2010-64, Class DM, 5.000%, 06/25/40	61
133	Series 2010-64, Class EH, 5.000%, 10/25/35	138

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO –– Continued
897	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,021
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,431
505	Series 2010-111, Class AE, 5.500%, 04/25/38	550
4,245	Series 2010-135, Class HE, 3.000%, 01/25/21	4,402
1,010	Series 2011-22, Class MA, 6.500%, 04/25/38	1,142
3,025	Series 2011-39, Class ZA, 6.000%, 11/25/32	3,396
3,172	Series 2011-61, Class V, 4.500%, 08/25/22	3,361
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,297
1,956	Series 2012-137, Class CF, VAR, 0.493%, 08/25/41	1,960
	Federal National Mortgage Association STRIPS,
119	Series 293, Class 1, PO, 12/01/24	111
215	Series 314, Class 1, PO, 07/01/31	208
	Government National Mortgage Association,
126	Series 2002-44, Class JC, 6.000%, 07/20/32	143
620	Series 2002-79, Class KL, 5.500%, 11/20/32	717
44	Series 2002-88, Class PH, 5.500%, 12/16/31	44
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	271
612	Series 2003-29, Class PD, 5.500%, 04/16/33	708
792	Series 2003-33, Class NE, 5.500%, 04/16/33	893
277	Series 2003-40, Class TD, 5.000%, 03/20/33	289
411	Series 2003-65, Class AP, 5.500%, 08/20/33	464
1,648	Series 2003-77, Class TK, 5.000%, 09/16/33	1,856
1,166	Series 2004-16, Class GC, 5.500%, 02/20/34	1,362
103	Series 2004-54, Class BG, 5.500%, 07/20/34	116
88	Series 2004-75, Class NG, 5.500%, 09/20/33	92
772	Series 2004-93, Class PD, 5.000%, 11/16/34	883
806	Series 2004-101, Class BE, 5.000%, 11/20/34	932
450	Series 2005-11, Class PL, 5.000%, 02/20/35	519
2,369	Series 2005-26, Class XY, 5.500%, 03/20/35	2,636
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,104
297	Series 2005-49, Class B, 5.500%, 06/20/35	337
552	Series 2005-51, Class DC, 5.000%, 07/20/35	627
106	Series 2005-56, Class BD, 5.000%, 07/20/35	121
517	Series 2006-38, Class SG, IF, IO, 6.452%, 09/20/33	33
116	Series 2007-26, Class SW, IF, IO, 6.002%, 05/20/37	17
607	Series 2007-37, Class LB, 5.500%, 06/16/37	671
320	Series 2007-79, Class BL, 5.750%, 08/20/37	370
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	487
815	Series 2008-9, Class PW, 5.250%, 02/20/38	925
174	Series 2008-23, Class YA, 5.250%, 03/20/38	195
41	Series 2008-30, Class AB, 4.200%, 02/20/37	42
86	Series 2008-31, Class PK, 4.000%, 06/20/36	88
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,385
256	Series 2008-34, Class PG, 5.250%, 04/20/38	296
400	Series 2008-35, Class NF, 5.000%, 04/20/38	459
517	Series 2008-38, Class BE, 5.000%, 07/16/36	557
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,116
200	Series 2008-43, Class NB, 5.500%, 05/20/38	233
750	Series 2008-56, Class PX, 5.500%, 06/20/38	852
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,554

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO –– Continued
1,100	Series 2008-58, Class PE, 5.500%, 07/16/38	1,281
15	Series 2008-62, Class SA, IF, IO, 5.952%, 07/20/38	2
529	Series 2008-76, Class US, IF, IO, 5.702%, 09/20/38	72
505	Series 2008-95, Class DS, IF, IO, 7.102%, 12/20/38	76
755	Series 2009-14, Class AG, 4.500%, 03/20/39	814
214	Series 2009-15, Class NA, 5.000%, 12/20/38	228
139	Series 2009-61, Class AP, 4.000%, 08/20/39	148
1,186	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	173
739	Series 2009-106, Class ST, IF, IO, 5.802%, 02/20/38	105
175	Series 2010-7, Class EA, 5.000%, 06/16/38	199
290	Series 2010-14, Class QP, 6.000%, 12/20/39	316
552	Series 2010-130, Class BD, 4.000%, 12/20/39	592
669	Series 2010-157, Class OP, PO, 12/20/40	559
3,883	Series 2011-97, Class WA, VAR, 6.079%, 11/20/38	4,426

		344,195

	Non-Agency CMO — 0.9%
290	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	299
102	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	105
229	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	240
1,459	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,511
	Citigroup Mortgage Loan Trust, Inc.,
98	Series 2003-1, Class 3A4, 5.250%, 09/25/33	104
164	Series 2004-HYB4, Class WA, VAR, 3.014%, 12/25/34	166
98	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	101
	CSMC,
191	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	198
631	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	628
662	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	703
797	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	843
	JP Morgan Mortgage Trust,
1,976	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	2,018
312	Series 2007-A1, Class 5A5, VAR, 3.002%, 07/25/35	324
505	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	520
57	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	58
522	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	545
161	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.677%, 04/25/34	168
277	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	288
35	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	36
66	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	68
1,225	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.498%, 12/20/34	1,190
	Springleaf Mortgage Loan Trust,
166	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	170
396	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	410
1,147	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.247%, 12/25/44	1,155
	WaMu Mortgage Pass-Through Certificates,
584	Series 2003-AR11, Class A6, VAR, 2.465%, 10/25/33	598
26	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	27

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,058	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.617%, 09/25/34	2,115

		14,588

	Total Collateralized Mortgage Obligations (Cost $359,693)	358,783

Commercial Mortgage-Backed Securities — 2.6%
	Banc of America Commercial Mortgage Trust,
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,232
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,268
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	212
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,370
1,081	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,116
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	423
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	55
2,200	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.860%, 07/10/38	2,465
	Federal National Mortgage Association-ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,865
3,220	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,347
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	891
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,806
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,548
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,045
1,000	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,033
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,363
1,400	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.363%, 08/12/37	1,490
1,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,109
	LB-UBS Commercial Mortgage Trust,
1,878	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,918
1,500	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,669
33,309	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.182%, 12/12/49 (e)	412
	Morgan Stanley Capital I Trust,
980	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,011
54,667	Series 2007-HQ11, Class X, IO, VAR, 0.226%, 02/12/44 (e)	303
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	630
	Morgan Stanley Re-REMIC Trust,
611	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	614
58	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	58
1,129	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,143
282	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	295
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	876
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,075
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,491
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.290%, 12/15/44	2,015
806	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	807
	WFRBS Commercial Mortgage Trust,
709	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	721

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,868

	Total Commercial Mortgage-Backed Securities (Cost $41,610)	41,544

Corporate Bonds — 22.7%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,223
40	5.000%, 03/30/20	45

		1,268

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,089
584	2.625%, 09/15/16 (e)	605
450	6.500%, 11/15/13	462
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,161

		4,317

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	91

	Media — 1.1%
	CBS Corp.,
30	7.875%, 07/30/30	39
1,100	8.875%, 05/15/19	1,452
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	575
	Comcast Corp.,
400	5.700%, 07/01/19	484
335	5.900%, 03/15/16	380
335	6.500%, 01/15/17	395
176	COX Communications, Inc., 5.450%, 12/15/14	189
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
941	1.750%, 01/15/18	928
287	5.000%, 03/01/21	317
422	Discovery Communications LLC, 4.375%, 06/15/21	458
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,974
	News America, Inc.,
30	7.250%, 05/18/18	37
600	7.430%, 10/01/26	747
400	7.600%, 10/11/15	458
200	7.700%, 10/30/25	256
500	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	532
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	530
50	8.250%, 04/01/19	64
3,425	8.750%, 02/14/19	4,493
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	679
	Viacom, Inc.,
75	1.250%, 02/27/15	75
500	3.125%, 06/15/22	491
189	3.250%, 03/15/23	185
361	3.875%, 12/15/21	378
200	4.500%, 03/01/21	219
806	Walt Disney Co. (The), 1.100%, 12/01/17	798

		17,133

	Multiline Retail — 0.1%
1,240	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1,506
175	Nordstrom, Inc., 4.000%, 10/15/21	190

		1,696

	Total Consumer Discretionary	24,505

	Consumer Staples — 1.5%
	Beverages — 0.4%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	782
287	Brown-Forman Corp., 2.250%, 01/15/23	273
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	882
1,000	1.800%, 09/01/16	1,030
400	4.875%, 03/15/19	464
1,000	Diageo Investment Corp., 2.875%, 05/11/22	997
	PepsiCo, Inc.,
400	0.800%, 08/25/14	402
1,257	1.250%, 08/13/17	1,251

		6,081

	Food & Staples Retailing — 0.4%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,204
	Kroger Co. (The),
92	5.400%, 07/15/40	98
700	6.150%, 01/15/20	837
1,000	6.400%, 08/15/17	1,175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
469	Walgreen Co., 3.100%, 09/15/22	463
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,585
930	3.625%, 07/08/20	1,006

		6,368

	Food Products — 0.5%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,526
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	913
400	6.000%, 11/27/17 (e)	474
1,000	7.350%, 03/06/19 (e)	1,265
	General Mills, Inc.,
575	3.150%, 12/15/21	590
100	5.650%, 02/15/19	119
300	HJ Heinz Co., 2.850%, 03/01/22	303
	Kellogg Co.,
435	3.125%, 05/17/22	439
513	3.250%, 05/21/18	547
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	441
425	6.875%, 01/26/39	558
50	Mondelez International, Inc., 6.500%, 08/11/17	59

		7,234

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	196
1,800	2.400%, 06/01/23	1,732
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,836

		3,764

	Total Consumer Staples	23,447

	Energy — 1.8%
	Energy Equipment & Services — 0.3%
	Halliburton Co.,
550	6.150%, 09/15/19	681
750	8.750%, 02/15/21	1,034
	Nabors Industries, Inc.,
400	4.625%, 09/15/21	414
500	9.250%, 01/15/19	632
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,450
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	19
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	244
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	116
460	7.375%, 04/15/18	541

		5,131

	Oil, Gas & Consumable Fuels — 1.5%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,059
	Apache Corp.,
769	2.625%, 01/15/23	736
550	6.000%, 09/15/13	558
400	6.900%, 09/15/18	497
	BP Capital Markets plc, (United Kingdom),
317	2.750%, 05/10/23	302
712	3.245%, 05/06/22	717
800	3.875%, 03/10/15	844
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,250
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	922
500	5.900%, 02/01/18	587
1,000	Chevron Corp., 2.355%, 12/05/22	964
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	497
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,481
550	Encana Corp., (Canada), 5.900%, 12/01/17	639
240	EOG Resources, Inc., 2.625%, 03/15/23	231
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	426
	Petrobras International Finance Co.-Pifco, (Cayman Islands),
1,000	3.500%, 02/06/17	1,027
500	7.875%, 03/15/19	604
173	Phillips 66, 4.300%, 04/01/22	186
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
1,555	4.300%, 09/22/19	1,776
40	4.375%, 03/25/20	46
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	490
50	6.200%, 04/15/18	60

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
385	8.000%, 10/01/19	499
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,126
1,200	3.125%, 08/17/17	1,284
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	238
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	798
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.875%, 02/17/22	200
	Total Capital S.A., (France),
240	2.300%, 03/15/16	249
598	4.125%, 01/28/21	661
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	956
500	3.800%, 10/01/20	539
300	7.125%, 01/15/19	376

		23,151

	Total Energy	28,282

	Financials — 8.6%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	84
1,340	4.150%, 02/01/21	1,474
155	4.600%, 01/15/20	175
200	BlackRock, Inc., 6.250%, 09/15/17	239
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	509
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	566
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	40
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	88
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	527
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	320
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	520
90	3.625%, 02/07/16	95
500	3.625%, 01/22/23	493
112	3.700%, 08/01/15	118
196	5.250%, 07/27/21	219
900	5.375%, 03/15/20	1,023
1,195	6.000%, 06/15/20	1,399
5,150	7.500%, 02/15/19	6,383
	Jefferies Group LLC,
150	6.875%, 04/15/21	175
1,600	8.500%, 07/15/19	2,024
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	213
800	7.625%, 08/13/19 (e)	961
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	698
2,000	6.875%, 04/25/18	2,382
	Morgan Stanley,
323	3.450%, 11/02/15	337
1,000	5.450%, 01/09/17	1,110
331	5.500%, 07/24/20	374
2,500	5.625%, 09/23/19	2,832
510	5.750%, 01/25/21	581
1,400	6.000%, 04/28/15	1,519
1,700	7.300%, 05/13/19	2,083
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	291
300	5.000%, 03/04/15	320
419	State Street Corp., 3.100%, 05/15/23	407
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,093

		31,672

	Commercial Banks — 2.3%
400	American Express Centurion Bank, 6.000%, 09/13/17	471
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	500
1,162	1.400%, 09/11/17	1,154
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,485
500	2.550%, 01/12/17	519
400	4.375%, 01/13/21	447
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	498
	BB&T Corp.,
705	3.200%, 03/15/16	746
45	3.375%, 09/25/13	45
60	3.950%, 04/29/16	65
500	5.200%, 12/23/15	550
319	5.700%, 04/30/14	334

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	522
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	574
350	4.500%, 01/11/21	385
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,445
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,487
	HSBC Bank plc, (United Kingdom),
1,246	1.625%, 07/07/14 (e)	1,262
523	3.100%, 05/24/16 (e)	553
1,000	3.500%, 06/28/15 (e)	1,053
1,100	4.750%, 01/19/21 (e)	1,241
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,140
400	KeyCorp, 5.100%, 03/24/21	459
1,000	Macquarie Bank Ltd., (Australia), 3.450%, 07/27/15 (e)	1,041
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,203
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,057
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	252
	National City Corp.,
400	4.900%, 01/15/15	426
100	6.875%, 05/15/19	123
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	636
	PNC Funding Corp.,
100	3.000%, 05/19/14	102
50	5.125%, 02/08/20	58
50	5.250%, 11/15/15	55
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	905
1,302	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	1,295
1,500	SunTrust Bank, 2.750%, 05/01/23	1,436
800	SunTrust Banks, Inc., 3.600%, 04/15/16	853
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	748
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	407
1,041	2.500%, 07/14/16	1,087
	U.S. Bancorp,
307	1.650%, 05/15/17	311
60	2.450%, 07/27/15	62
215	2.950%, 07/15/22	210
732	4.125%, 05/24/21	805
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,177
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,155
3,895	5.750%, 02/01/18	4,578

		37,090

	Consumer Finance — 0.9%
	American Express Co.,
200	6.150%, 08/28/17	236
1,820	7.000%, 03/19/18	2,239
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,861
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,315
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	857
	Ford Motor Credit Co. LLC,
627	3.000%, 06/12/17	643
757	3.984%, 06/15/16	803
240	4.207%, 04/15/16	256
460	HSBC Finance Corp., 5.000%, 06/30/15	495
	John Deere Capital Corp.,
65	1.700%, 01/15/20	63
250	3.150%, 10/15/21	258
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	406
591	1.600%, 03/15/17	593
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	425
1,700	2.000%, 09/15/16	1,753
800	2.625%, 01/10/23	774

		14,977

	Diversified Financial Services — 2.0%
	Bank of America Corp.,
53	3.300%, 01/11/23	51
360	3.625%, 03/17/16	381
780	5.000%, 05/13/21	864
865	5.625%, 07/01/20	999
585	5.650%, 05/01/18	670
427	6.500%, 08/01/16	488

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,130	7.375%, 05/15/14	1,199
2,600	7.625%, 06/01/19	3,275
	Citigroup, Inc.,
600	2.250%, 08/07/15	614
619	4.587%, 12/15/15	671
490	4.750%, 05/19/15	524
829	5.375%, 08/09/20	954
5,400	8.500%, 05/22/19	7,074
	CME Group, Inc.,
1,250	3.000%, 09/15/22	1,224
131	5.750%, 02/15/14	136
	General Electric Capital Corp.,
636	1.600%, 11/20/17	635
200	2.100%, 12/11/19	199
337	2.250%, 11/09/15	348
125	4.375%, 09/16/20	137
6,700	4.625%, 01/07/21	7,400
331	5.300%, 02/11/21	373
1,600	5.500%, 01/08/20	1,869
80	5.625%, 09/15/17	93
850	5.625%, 05/01/18	995
70	5.875%, 01/14/38	80
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	468
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	925

		32,646

	Insurance — 0.9%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,844
500	Aflac, Inc., 8.500%, 05/15/19	665
	Aon Corp.,
621	3.125%, 05/27/16	655
94	3.500%, 09/30/15	99
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	320
267	2.450%, 12/15/15	279
2,160	5.400%, 05/15/18	2,540
61	Chubb Corp. (The), 5.750%, 05/15/18	73
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	1,007
420	6.500%, 08/15/16	479
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	980
	Lincoln National Corp.,
96	4.200%, 03/15/22	102
768	4.850%, 06/24/21	854
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	723
1,600	3.000%, 01/10/23 (e)	1,576
400	3.125%, 01/11/16 (e)	420
426	3.875%, 04/11/22 (e)	450
	New York Life Global Funding,
500	3.000%, 05/04/15 (e)	523
800	5.375%, 09/15/13 (e)	811
471	Principal Financial Group, Inc., 3.125%, 05/15/23	463
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	201

		15,118

	Real Estate Investment Trusts (REITs) — 0.4%
600	CommonWealth REIT, 6.650%, 01/15/18	665
1,272	ERP Operating LP, 4.625%, 12/15/21	1,400
	HCP, Inc.,
662	2.625%, 02/01/20	633
50	3.750%, 02/01/19	53
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,329
200	6.125%, 05/30/18	241
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	528
700	6.750%, 09/02/19 (e)	859

		5,708

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	444
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	436

		880

	Total Financials	138,091

	Health Care — 0.8%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,461
700	Celgene Corp., 3.950%, 10/15/20	745

		2,206

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	536

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	382
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,536
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	111
1,500	2.875%, 03/15/23	1,460
187	3.375%, 11/15/21	194
400	4.700%, 02/15/21	453
	WellPoint, Inc.,
100	2.375%, 02/15/17	103
700	3.300%, 01/15/23	695

		5,030

	Pharmaceuticals — 0.4%
1,304	AbbVie, Inc., 2.900%, 11/06/22 (e)	1,268
250	Actavis, Inc., 3.250%, 10/01/22	246
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	371
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,025
1,400	Merck & Co., Inc., 6.000%, 09/15/17	1,665
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	388
731	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	721
174	Zoetis, Inc., 1.875%, 02/01/18 (e)	174

		5,858

	Total Health Care	13,630

	Industrials — 2.2%
	Aerospace & Defense — 0.6%
750	Boeing Co. (The), 7.950%, 08/15/24	1,063
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,884
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,354
850	Lockheed Martin Corp., 4.250%, 11/15/19	950
325	Northrop Grumman Corp., 5.050%, 08/01/19	374
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,449
1,550	United Technologies Corp., 6.125%, 02/01/19	1,892

		8,966

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	152

	Airlines — 0.2%
441	Air Canada, 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	452
98	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	107
635	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	670
351	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	398
297	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	311
49	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	54
84	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	94
516	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	562

		2,648

	Commercial Services & Supplies — 0.3%
1,180	ADT Corp. (The), 4.125%, 06/15/23	1,179
	Republic Services, Inc.,
417	3.550%, 06/01/22	425
1,200	5.500%, 09/15/19	1,391
	Waste Management, Inc.,
862	2.900%, 09/15/22	831
242	4.600%, 03/01/21	268
150	4.750%, 06/30/20	168

		4,262

	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	349
526	Fluor Corp., 3.375%, 09/15/21	543

		892

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17 (e)	269

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	855
500	5.400%, 03/01/19	593
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,259
480	5.750%, 03/11/18	566

		3,273

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	977
30	7.900%, 12/15/18	39
	Deere & Co.,
298	2.600%, 06/08/22	295
700	4.375%, 10/16/19	798

		2,109

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	133
2,000	4.100%, 06/01/21	2,176
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	754
	CSX Corp.,
3,000	6.250%, 03/15/18	3,585
230	7.375%, 02/01/19	290
	ERAC USA Finance LLC,
1,500	3.300%, 10/15/22 (e)	1,479
315	4.500%, 08/16/21 (e)	340
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	353
829	3.250%, 12/01/21	852
	Ryder System, Inc.,
290	2.500%, 03/01/17	295
535	3.500%, 06/01/17	564
100	3.600%, 03/01/16	105
1,931	Union Pacific Corp., 4.163%, 07/15/22	2,116

		13,042

	Total Industrials	35,613

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	204
250	5.500%, 02/22/16	281

		485

	Computers & Peripherals — 0.1%
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	944
1,100	4.750%, 06/02/14 (m)	1,142
30	6.125%, 03/01/14 (m)	31

		2,117

	Electronic Equipment, Instruments & Components — 0.2%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	404
155	6.000%, 04/01/20	172
1,350	7.500%, 01/15/27	1,612

		2,188

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	90
1,250	3.250%, 10/15/20	1,308

		1,398

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	252
1,000	1.875%, 05/15/19	1,008
629	1.950%, 07/22/16	649
40	8.375%, 11/01/19	55

		1,964

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,872

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,554
837	Texas Instruments, Inc., 2.375%, 05/16/16	875

		2,429

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,063
	Microsoft Corp.,
486	2.375%, 05/01/23	467
1,500	4.200%, 06/01/19	1,698
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,232
720	5.750%, 04/15/18	857
50	6.500%, 04/15/38	66

		5,383

	Total Information Technology	17,836

	Materials — 1.1%
	Chemicals — 0.7%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	525
89	4.250%, 11/15/20	97
325	5.900%, 02/15/15	353
32	8.550%, 05/15/19	43

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	240
1,500	6.000%, 07/15/18	1,816
	Ecolab, Inc.,
792	1.000%, 08/09/15	794
279	1.450%, 12/08/17	275
1,160	Mosaic Co. (The), 3.750%, 11/15/21	1,203
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	797
	PPG Industries, Inc.,
550	3.600%, 11/15/20	583
1,325	6.650%, 03/15/18	1,606
25	7.400%, 08/15/19	31
	Praxair, Inc.,
250	2.200%, 08/15/22	237
1,000	3.000%, 09/01/21	1,019
100	4.625%, 03/30/15	107
240	5.200%, 03/15/17	274
315	Rohm & Haas Co., 7.850%, 07/15/29	424
400	Union Carbide Corp., 7.500%, 06/01/25	486

		10,910

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	351

	Metals & Mining — 0.4%
	Barrick Gold Corp., (Canada),
900	2.900%, 05/30/16	927
500	6.950%, 04/01/19	591
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	678
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	352
352	2.150%, 03/01/17	356
1,600	3.875%, 03/15/23 (e)	1,557
172	Nucor Corp., 5.850%, 06/01/18	204
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	39
800	4.125%, 05/20/21	847
650	6.500%, 07/15/18	791
120	8.950%, 05/01/14	129

		6,471

	Total Materials	17,732

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
1,800	1.400%, 12/01/17	1,786
850	3.875%, 08/15/21	910
1,500	4.450%, 05/15/21	1,674
1,000	5.500%, 02/01/18	1,171
256	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	262
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,287
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,105
	France Telecom S.A., (France),
525	2.750%, 09/14/16	546
50	8.500%, 03/01/31	71
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,120
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	266
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	418
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	422
114	5.462%, 02/16/21	123
400	6.221%, 07/03/17	450
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,033
245	5.550%, 02/15/16	274
1,334	8.750%, 11/01/18	1,778

		15,696

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	363
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,035
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,310
500	5.625%, 02/27/17	570

		3,278

	Total Telecommunication Services	18,974

	Utilities — 2.9%
	Electric Utilities — 2.1%
800	Appalachian Power Co., 4.600%, 03/30/21	891
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	259
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,164

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	DTE Electric Co.,
197	2.650%, 06/15/22	196
200	3.900%, 06/01/21	219
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,376
50	6.450%, 10/15/32	64
233	Duke Energy Corp., 3.550%, 09/15/21	243
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	173
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	462
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	433
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	758
3,700	Georgia Power Co., 4.250%, 12/01/19	4,200
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,817
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,402
25	Indiana Michigan Power Co., 7.000%, 03/15/19	31
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,231
1,000	7.125%, 03/15/19	1,266
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
200	6.000%, 03/01/19	236
40	7.875%, 12/15/15	47
	Nisource Finance Corp.,
300	3.850%, 02/15/23	306
500	5.450%, 09/15/20	572
100	6.800%, 01/15/19	121
300	NSTAR Electric Co., 2.375%, 10/15/22	287
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	387
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	768
424	3.250%, 09/15/21	439
50	6.050%, 03/01/34	62
200	PacifiCorp, 5.650%, 07/15/18	239
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,742
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	783
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	218
490	Progress Energy, Inc., 4.400%, 01/15/21	541
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	242
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,056
650	5.500%, 08/15/18	778
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,240
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	1,970
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,589
429	2.950%, 01/15/22	441

		32,570

	Gas Utilities — 0.3%
939	AGL Capital Corp., 3.500%, 09/15/21	989
	Atmos Energy Corp.,
380	4.950%, 10/15/14	401
1,365	8.500%, 03/15/19	1,813
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	942
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,118

		5,263

	Independent Power Producers & Energy Traders — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	188
	PSEG Power LLC,
500	4.150%, 09/15/21	528
350	5.125%, 04/15/20	392

		1,108

	Multi-Utilities — 0.3%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	604
	Consumers Energy Co.,
137	2.850%, 05/15/22	138
1,060	5.650%, 04/15/20	1,281
350	Dominion Resources, Inc., 5.200%, 08/15/19	410
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
	Sempra Energy,
500	2.000%, 03/15/14	505
1,400	9.800%, 02/15/19	1,939

		4,884

	Water Utilities — 0.1%
1,700	American Water Capital Corp., 6.085%, 10/15/17	1,996

	Total Utilities	45,821

	Total Corporate Bonds (Cost $349,129)	363,931

Foreign Government Security — 0.1%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15 (Cost $1,600)	1,615

Mortgage Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,653	5.500%, 01/01/24 - 02/01/24	7,186
457	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	493
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,379	4.500%, 05/01/41	3,586
542	5.000%, 10/01/33	600
13	6.000%, 12/01/36	14
2,416	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,491
	Federal National Mortgage Association, 15 Year, Single Family,
204	6.000%, 10/01/19 - 01/01/24	217
2,500	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,608
	Federal National Mortgage Association, 30 Year, Single Family,
2,928	5.000%, 03/01/36 - 08/01/40	3,254
427	5.500%, 02/01/38	465
1,768	6.000%, 12/01/32 - 04/01/35	1,966
2,881	6.500%, 10/01/36 - 10/01/38	3,251
1,791	7.000%, 04/01/37 - 11/01/38	2,010
	Federal National Mortgage Association, Other,
2,681	VAR, 0.554%, 01/01/23	2,692
3,000	1.400%, 07/01/17	3,031
2,400	1.730%, 05/01/20	2,348
2,000	1.940%, 07/01/19	2,024
4,800	2.010%, 06/01/20	4,746
1,500	2.140%, 04/01/19	1,543
992	2.190%, 12/01/22	968
2,683	2.340%, 12/01/22	2,639
2,550	2.350%, 05/01/23	2,500
1,600	2.400%, 12/01/22	1,583
3,978	2.410%, 01/01/23	3,931
1,333	2.490%, 10/01/17	1,397
3,000	2.520%, 05/01/23	2,910
2,194	2.530%, 03/01/23	2,184
2,000	2.650%, 08/01/22	2,000
2,000	2.670%, 07/01/22	2,006
2,750	2.700%, 04/01/23	2,757
1,181	2.900%, 06/01/22	1,201
1,368	3.030%, 12/01/21	1,428
1,500	3.370%, 11/01/20	1,605
3,500	3.380%, 01/01/18	3,786
1,000	3.480%, 12/01/20	1,075
7,194	3.500%, 05/01/43 - 06/01/43	7,496
2,499	3.540%, 10/01/20	2,699
1,750	3.590%, 10/01/20	1,896
4,922	3.730%, 06/01/18	5,444
3,400	3.770%, 09/01/21	3,724
2,493	3.772%, 05/01/22	2,716
1,692	3.810%, 01/01/19	1,843
1,266	3.860%, 07/01/21	1,392
1,000	4.260%, 07/01/21	1,126
1,949	4.330%, 04/01/21	2,201
770	4.369%, 02/01/20	872
975	4.640%, 01/01/21	1,116
950	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	1,031

	Total Mortgage Pass-Through Securities (Cost $111,142)	112,051

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $644)	680

U.S. Government Agency Securities — 19.7%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,426
	Federal Home Loan Mortgage Corp.,
50,000	0.750%, 01/12/18	49,219
74,000	1.000%, 06/29/17	74,003

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
20,000	1.750%, 05/30/19	20,298
18,800	2.875%, 02/09/15	19,603
28,700	3.750%, 03/27/19	32,443
20,000	4.500%, 01/15/14	20,531
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,459
14,000	1.500%, 06/26/13 (m)	14,013
12,600	1.625%, 10/26/15	12,957
21,500	5.000%, 02/13/17	24,814

	Total U.S. Government Agency Securities (Cost $312,543)	314,766

U.S. Treasury Obligations — 17.7%
	U.S. Treasury Inflation Indexed Notes,
82,500	0.125%, 01/15/22	87,419
20,000	0.125%, 07/15/22	20,853
91,400	1.875%, 07/15/15	116,960
16,000	2.125%, 01/15/19	20,223
30,000	2.500%, 07/15/16	38,679

	Total U.S. Treasury Obligations (Cost $286,876)	284,134

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
81,057	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% † (b) (l) (m) (Cost $81,057)	81,057

	Total Investments — 101.1% (Cost $1,604,547)	1,619,122
	Liabilities in Excess of Other Assets — (1.1)%	(17,084)

	NET ASSETS — 100.0%	$1,602,038

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$185
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	(29)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	17,000	(477)
BNP Paribas S.A.	1.970% at termination	CPI-U at termination	01/31/14	47,000	310
BNP Paribas S.A.	2.125% at termination	CPI-U at termination	01/25/15	4,000	(4)
BNP Paribas S.A.	2.530% at termination	CPI-U at termination	02/22/18	53,000	(1,136)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	1,378
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	(246)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	34,000	(128)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	7
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/16	120,000	(3,074)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	23,000	(455)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/18	49,000	(942)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/16	104,000	(3,410)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/16	75,000	(387)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/18	28,000	(156)
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/14	50,000	103
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/15	20,000	(81)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/15	77,000	(1,839)
UBS Warburg	1.840% at termination	CPI-U at termination	06/24/13	25,000	(37)
UBS Warburg	1.770% at termination	CPI-U at termination	06/27/13	25,000	(20)
UBS Warburg	2.438% at termination	CPI-U at termination	03/02/16	20,000	(419)

					$(10,857)

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CPI-U	—	Consumer Price Index for All Urban Customers
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $9,420,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,870
Aggregate gross unrealized depreciation	(13,295)

Net unrealized appreciation/depreciation	$14,575

Federal income tax cost of investments	$1,604,547

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$55,772	$4,789		$60,561
Collateralized Mortgage Obligations
Agency CMO	—	344,051	144		344,195
Non-Agency CMO	—	14,588	—		14,588

Total Collateralized Mortgage Obligations	—	358,639	144		358,783

Commercial Mortgage-Backed Securities	—	38,265	3,279		41,544

Corporate Bonds
Consumer Discretionary	—	24,505	—		24,505
Consumer Staples	—	23,447	—		23,447
Energy	—	28,282	—		28,282
Financials	—	138,091	—		138,091
Health Care	—	13,630	—		13,630
Industrials	—	33,019	2,594		35,613
Information Technology	—	17,836	—		17,836
Materials	—	17,732	—		17,732
Telecommunication Services	—	18,974	—		18,974
Utilities	—	45,821	—		45,821

Total Corporate Bonds	—	361,337	2,594		363,931

Foreign Government Securities	—	1,615	—		1,615
Mortgage Pass-Through Securities	—	112,051	—		112,051
Supranational	—	680	—		680
U.S. Government Agency Securities	—	314,766	—		314,766
U.S. Treasury Obligations	—	284,134	—		284,134
Short-Term Investment
Investment Company	81,057	—	—		81,057

Total Investments in Securities	$81,057	$1,527,259	$10,806	*	$1,619,122

Appreciation in Other Financial Instruments
Swaps	$—	$1,983	$—		$1,983

Depreciation in Other Financial Instruments
Swaps	$—	$(12,840)	$—		$(12,840)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $10,806,000.The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged pricing review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Inflation Managed Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$3,346	$—	$13	$3	$—	$(237)	$1,664	$—	$4,789
Collateralized Mortgage Obligations-Agency CMO	525	—	1	—	—	(16)	—	(366)	144
Collateralized Mortgage Obligations-Non-Agency CMO	429	—	—	—	—	—	—	(429)	—
Commercial Mortgage-Backed Securities	6,091	—	16	(2)	—	(832)	—	(1,994)	3,279
Corporate Bonds - Industrials	2,238	—	26	—	441	(54)	—	(57)	2,594
Corporate Bonds - Telecommunication Services	1,148	—	—	—	—	—	—	(1,148)	—

Total	$13,777	$—	$56	$1	$441	$(1,139)	$1,664	$(3,994)	$10,806

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $56,000.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.2% (t)
	Alabama — 0.3%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,476

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Warrants, Series A, GO, 5.000%, 09/01/22	2,098
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,172
1,000	Series B, GO, 5.000%, 09/01/26	1,172

		4,442

	Total Alabama	15,918

	Alaska — 0.5%
	Certificate of Participation/Lease — 0.3%
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,745

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,277

	Utility — 0.0% (g)
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,174
1,000	Series 1, Rev., 5.375%, 09/01/25	1,173
1,000	Series 1, Rev., 5.500%, 09/01/27	1,158

		3,505

	Total Alaska	28,527

	Arizona — 2.2%
	Certificate of Participation/Lease — 0.5%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	18,122
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,493
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,846
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,121

		26,582

	General Obligation — 0.1%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,401
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,098
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,473

		6,972

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/14	3,079
2,500	Series D, Rev., 5.000%, 01/01/23	2,792
5,000	Series D, Rev., 5.000%, 01/01/24	5,508
10,000	Series D, Rev., 5.500%, 01/01/19	11,603
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,077

		24,059

	Other Revenue — 0.0% (g)
2,150	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/22	2,533

	Prerefunded — 0.4%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	15,202
5,540	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,507
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	995

		21,704

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14 (p)	5,175
15,250	Series A, Rev., 7.000%, 01/01/14 (p)	15,852

		21,027

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,636
4,675	Series B, Rev., 5.000%, 07/01/16	5,194

		10,830

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,160
500	Series A, Rev., 5.000%, 01/01/21	592
1,000	Series A, Rev., 5.000%, 01/01/22	1,155

		2,907

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,165

	Total Arizona	117,779

	Arkansas — 0.0% (g)
	Other Revenue — 0.0% (g)
1,000	University of Arkansas, Various Facilities, UAMS Campus, Rev., 5.000%, 11/01/26	1,188

	California — 14.2%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,187
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,386
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., XLCA, 5.000%, 06/01/14 (p)	1,938
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,967
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,229
2,310	Series C, Rev., AGM, 5.000%, 04/01/26	2,436
1,000	California State Public Works Board, Department of General Services, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.000%, 06/01/13	2,400
2,330	Series A, Rev., 5.000%, 06/01/14	2,439
3,500	Series A, Rev., 5.000%, 06/01/19	3,786
1,750	Series A, Rev., 5.000%, 06/01/20	1,889
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,378
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,504
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,647
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,761

		36,951

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,257
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,826
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	534
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	936
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	12,121
5,000	Series O, Rev., 5.750%, 05/15/30	5,976
10,000	Series O, Rev., 5.750%, 05/15/34	11,928

		37,578

	General Obligation — 7.3%
2,370	California State University, Systemwide, Unrefunded Balance, Series A, Rev., AGM, 4.750%, 11/01/23	2,460
	Carlsbad Unified School District,
1,000	Series B, GO, Zero Coupon, 05/01/15	987
2,000	Series B, GO, Zero Coupon, 05/01/18	1,825
10,735	City of Los Angeles, Series A, GO, 5.000%, 09/01/21	13,042
	County of Santa Clara, Election of 2008,
9,825	Series B, GO, 5.000%, 08/01/20	12,023
5,975	Series B, GO, 5.000%, 08/01/25	7,136
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	11,648
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,760
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,486
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,971
	Los Angeles Unified School District,
25,000	Series A-2, GO, 5.000%, 07/01/21	30,782

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,669
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,681
6,120	Series I, GO, 5.250%, 07/01/23	7,229
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	30,309
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	11,322
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,373
	Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,473
1,000	Series C, GO, Zero Coupon, 08/01/26	642
1,000	Series C, GO, Zero Coupon, 08/01/27	609
	Mt. Diablo Unified School District, Contra Costa County Election 2002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,258
4,255	Series B-2, GO, 5.000%, 07/01/26	4,960
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16 (p)	2,374
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,247
14,180	San Diego Community College District, GO, 5.000%, 08/01/24	17,304
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,574
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	2,918
3,545	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	3,963
1,000	San Ramon Valley Unified School District, GO, 4.000%, 08/01/20	1,163
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	294
5,450	State Center Community College District, GO, 5.250%, 08/01/28	6,398
675	State of California, GO, 5.000%, 08/01/13 (p)	680
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	7,916
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	27,163
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,324
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	26
6,875	GO, 5.000%, 11/01/15	7,597
5,000	GO, 5.000%, 08/01/16	5,654
14,100	GO, 5.000%, 04/01/17	16,230
1,000	GO, 5.000%, 09/01/19	1,199
8,250	GO, 5.000%, 10/01/24	9,376
5,000	GO, 5.000%, 10/01/25	5,658
2,500	GO, 5.000%, 09/01/27	2,816
3,000	GO, 5.000%, 09/01/28	3,358
12,000	GO, 5.000%, 10/01/29	13,265
5,000	GO, 5.125%, 04/01/23	5,187
6,790	GO, 5.500%, 04/01/18	8,141
6,800	GO, 5.500%, 04/01/21	8,111
15,000	GO, 5.625%, 04/01/26	17,589
6,685	GO, 6.500%, 04/01/33	8,230
1,565	GO, AMBAC, 5.000%, 02/01/27	1,877
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,248
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 08/01/13 (p)	5,042
4,655	Series 2, GO, 5.000%, 09/01/20	5,172
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,000
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,850
	West Valley-Mission Community College District, Election of 2004,
455	Series A, GO, AGM, 5.000%, 08/01/23	511
910	Series A, GO, AGM, 5.000%, 08/01/25	1,015

		386,115

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,397
2,450	Series C, Rev., 6.500%, 10/01/33	2,936
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14 (p)	6,314

		11,647

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 2.6%
2,065	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,534
	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program,
700	Series A, Rev., 4.000%, 10/01/20	810
1,500	Series A, Rev., 5.000%, 10/01/21	1,851
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	933
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,745
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series D, Rev., 5.000%, 08/15/24	1,770
2,000	Series D, Rev., 5.000%, 08/15/25	2,336
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,355
1,500	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., 5.000%, 10/01/21	1,869
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E-1, Rev., VAR, 5.000%, 05/01/17	1,151
2,000	City of Los Angeles, Wastewater System, Subseries C, Rev., 5.000%, 06/01/26	2,345
1,000	Los Angeles County Metropolitan Transportation Authority, Proposition C, Series B, Rev., 5.000%, 07/01/23	1,219
5,000	Los Angeles Department of Water & Power Waterworks, Series C, Rev., 5.000%, 07/01/25	5,947
	Metropolitan Water District of Southern California,
2,125	Series C, Rev., 5.000%, 10/01/27	2,674
8,750	Series G, Rev., 5.000%, 07/01/28	10,323
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,771
1,600	Series A, Rev., 4.750%, 11/01/22	1,924
	San Diego County Water Authority,
17,745	Rev., 5.000%, 05/01/28	20,812
17,645	Rev., 5.000%, 05/01/29	20,600
14,000	Rev., 5.000%, 05/01/30	16,269
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,129
1,000	San Diego Public Facilities Financing Authority, Subseries A, Rev., 5.000%, 08/01/20	1,219
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,437
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,469
2,000	Rev., AGM, 5.000%, 08/01/20	2,322
23,500	University of California, Series AF, Rev., 5.000%, 05/15/25	28,408

		137,222

	Prerefunded — 1.7%
35	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	45
4,120	California State University, Systemwide, Series A, Rev., AGM, 4.750%, 05/01/14 (p)	4,288
	Golden State Tobacco Securitization Corp., Asset-Backed,
22,205	Series A-1, Rev., 6.750%, 06/01/13 (p)	22,205
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	7,350
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,305
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,000
2,000	Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,000
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,636
11,755	Los Angeles Unified School District, Election of 1997, Series F, GO, FGIC, 5.000%, 07/01/13 (p)	11,801
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,138
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	927
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,603

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
7,870	State of California, GO, 5.000%, 08/01/13 (p)	7,932
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,482
2,065	State of California, Various Purpose, GO, 5.000%, 02/01/14 (p)	2,130
7,170	West Valley-Mission Community College District, Election of 2004, Series A, GO, AGM, 5.000%, 08/01/16 (p)	8,164

		90,006

	Transportation — 0.1%
690	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	692
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,250

		2,942

	Utility — 0.3%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,902
9,545	Series A, Rev., 5.250%, 11/15/22	11,165

		14,067

	Water & Sewer — 0.6%
540	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	576
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,462
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,189
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,331
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,484
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,652
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,146
2,165	Series A, Rev., 5.000%, 05/15/22	2,539
6,200	Series A, Rev., 5.000%, 05/15/23	7,237
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,134

		32,750

	Total California	749,278

	Colorado — 3.3%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,867

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	613
1,480	Series A, Rev., 5.500%, 06/01/26	1,776
750	Series A, Rev., 5.750%, 06/01/28	908

		3,297

	General Obligation — 1.5%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18 (p)	29,946
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,302
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
1,610	GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,743
4,750	Series B, GO, Zero Coupon, 12/15/14 (p)	4,721
	Jefferson County School District R-001, Jeffeco Public Schools,
18,325	GO, 5.000%, 12/15/20	22,293
9,500	GO, 5.000%, 12/15/22	11,654

		78,659

	Hospital — 0.0% (g)
	Colorado Health Facilities Authority, Boulder Hospital,
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	840
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	625

		1,465

	Other Revenue — 0.1%
5,000	Denver City & County, Airport System, Series B, Rev., 5.500%, 11/15/13 (p)	5,119

	Prerefunded — 1.4%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	41,774
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,275
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,026

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,736
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,000

		73,811

	Transportation — 0.1%
	Denver City & County, Airport System,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,092
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,328

		8,420

	Total Colorado	176,638

	Connecticut — 0.9%
	General Obligation — 0.5%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	8,104
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,232
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,386
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,119
2,175	Town of Fairfield, GO, 5.000%, 07/01/19	2,640
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,205

		28,686

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	837
1,200	Rev., AGM, 5.000%, 06/15/16	1,354
1,260	Rev., AGM, 5.000%, 06/15/17	1,461
1,320	Rev., AGM, 5.000%, 06/15/18	1,514

		5,166

	Other Revenue — 0.2%
2,055	Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,422
8,225	State of Connecticut, Series A, Rev., 5.000%, 01/01/26	9,737

		12,159

	Prerefunded — 0.1%
3,355	State of Connecticut, Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,417

	Total Connecticut	49,428

	Delaware — 0.4%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,524
1,250	Series B, Rev., 4.000%, 11/01/14	1,316

		2,840

	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,402
2,000	GO, 5.000%, 07/01/23	2,394
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,279
4,000	Series B, GO, 5.000%, 07/01/22	4,996
3,710	Series B, GO, 5.000%, 07/01/23	4,672

		15,743

	Total Delaware	18,583

	District of Columbia — 0.4%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,141
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,776

		4,917

	Other Revenue — 0.3%
5,000	District of Columbia, Series A, Rev., 5.000%, 12/01/22	5,974
1,490	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,505
8,575	District of Columbia Water & Sewer Authority, Public Utility, Sub Lien, Series C, Rev., 5.000%, 10/01/24	10,265

		17,744

	Total District of Columbia	22,661

	Florida — 4.3%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 02/01/14 (p)	5,156
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.000%, 10/01/15	6,238

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease –– Continued
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,282

		15,676

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,614

	General Obligation — 2.1%
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,332
1,250	Series A, GO, 5.000%, 06/01/25	1,472
5,000	Series B, GO, 4.750%, 06/01/21	5,453
34,600	Series D, GO, 5.000%, 06/01/24	41,138
25,000	Series D, GO, 5.000%, 06/01/25	29,493
1,260	Series D, GO, 5.500%, 06/01/18	1,528
4,515	Series E, GO, 5.000%, 06/01/19	5,431
4,740	Series E, GO, 5.000%, 06/01/20	5,759
5,800	Series F, GO, 5.000%, 06/01/20	6,573
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,415
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,778
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,704

		111,076

	Housing — 0.2%
2,665	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,866
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,420	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,518
4,170	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	4,518

		8,902

	Other Revenue — 0.9%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,607
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	597
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,975
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,365
12,975	Florida State Department of Environmental Protection, Series B, Rev., 5.000%, 07/01/20	15,562
14,000	Orlando Utilities Commission, Series A, Rev., 5.000%, 10/01/24	17,377
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,167

		49,650

	Special Tax — 0.2%
	City of Port St. Lucie,
2,730	Rev., AGC, 5.000%, 09/01/17	3,158
2,770	Rev., AGC, 5.000%, 09/01/19	3,219
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,746
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,421

		10,544

	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	1,014
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,264
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/14 (p)	2,770

		8,048

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	4,962
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,368

		14,330

	Total Florida	228,840

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — 2.7%
	General Obligation — 1.0%
	Barrow County, School District,
2,500	GO, 5.000%, 02/01/25	2,950
2,000	GO, 5.000%, 02/01/26	2,342
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,728
5,000	GO, 5.000%, 02/01/18 (p)	5,915
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,302
10,000	Series B, GO, 5.000%, 01/01/20	11,815
6,585	Series C, GO, 5.500%, 07/01/14	6,961
4,825	Series C, GO, 5.500%, 07/01/15	5,086
7,515	Series G, GO, 5.000%, 10/01/16	8,615

		54,714

	Other Revenue — 0.7%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,201
1,960	Rev., 5.000%, 12/01/22	2,313
1,000	Rev., 5.000%, 12/01/23	1,166
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,327
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	2,088
2,000	Columbus Water & Sewerage, Series A, Rev., 5.000%, 05/01/22	2,442
5,500	De Kalb County, Water & Sewer Authority, Series B, Rev., 5.250%, 10/01/26	6,896
7,000	Fulton County Water & Sewerage, Rev., 5.000%, 01/01/22	8,357

		35,790

	Prerefunded — 0.1%
	State of Georgia,
1,350	Series B, GO, 5.000%, 07/01/13 (p)	1,355
1,175	Series C, GO, 5.500%, 07/01/14 (p)	1,241

		2,596

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,869
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,832
1,860	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,099

		10,800

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,746

	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,379
6,565	Rev., 5.000%, 07/01/21	7,848
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,914
8,660	Series B, Rev., 5.250%, 10/01/23	10,754
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,334

		38,229

	Total Georgia	143,875

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	3,513
1,000	Series DK, GO, 5.000%, 05/01/21	1,168
11,810	Series DR, GO, 5.000%, 06/01/15	12,894
5,000	Series DY, GO, 5.000%, 02/01/19	5,976

		23,551

	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,228
5,915	Rev., 5.000%, 01/01/20	6,947
520	Rev., 5.250%, 01/01/18	616
5,120	Rev., 5.250%, 01/01/21	6,007
2,450	Rev., 6.000%, 01/01/29	2,904

		17,702

	Total Hawaii	41,253

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,391

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — 2.4%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,844
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,868
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,139
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,708

		11,559

	General Obligation — 1.0%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	6,915
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,985
1,400	City of Elgin, Kane & Cook Counties, GO, 4.000%, 12/15/21	1,576
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,201
1,000	GO, AGC, 5.500%, 12/01/19	1,181
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,183
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,777
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,258
1,080	Lake County Community High School District No. 124, Grant School Building, GO, 5.000%, 12/01/16	1,231
485	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	543
8,885	State of Illinois, Series A, GO, 5.000%, 03/01/19	9,149
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,542
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,047
725	GO, 5.750%, 06/01/26	839
830	GO, 5.750%, 06/01/27	961
620	GO, 5.750%, 06/01/28	718
4,320	Winnebago County, Public Safety, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,810

		52,916

	Hospital — 0.0% (g)
2,795	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,897

	Other Revenue — 0.2%
6,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	6,860
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	2,004

		8,864

	Prerefunded — 0.3%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,302
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,591
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,436

		14,329

	Special Tax — 0.0% (g)
460	State of Illinois, Series P, Rev., 6.500%, 06/15/13	461

	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,513
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	13,173
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,145

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,620

		35,451

	Total Illinois	126,477

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.1%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., AGM, 5.000%, 07/15/20	3,277
1,630	Series B, Rev., AGM, 5.000%, 07/15/22	1,777
	East Chicago Multi School Building Corp., First Mortgage,
585	Rev., 5.000%, 07/15/13	588
990	Rev., 5.000%, 07/15/14	1,028

		6,670

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,029

	Other Revenue — 1.2%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,251
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,794
5,205	Series A, Rev., 5.000%, 02/01/30	5,990
1,525	Series B, Rev., 5.000%, 02/01/21	1,839
18,805	Series C, Rev., 5.000%, 02/01/21	22,410
10,000	Series C, Rev., 5.000%, 02/01/31	11,676
7,000	Series C, Rev., 5.000%, 02/01/32	8,141
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,669
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,339
1,000	Series A, Rev., 5.000%, 06/01/32	1,148
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,828

		62,085

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	3,935

	Transportation — 0.0% (g)
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,373

	Total Indiana	81,092

	Iowa — 0.6%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,998
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,235
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	617

		9,850

	Housing — 0.0% (g)
955	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	992

	Other Revenue — 0.4%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,499
12,905	Rev., 5.000%, 08/01/29	15,222

		21,721

	Total Iowa	32,563

	Kansas — 2.3%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,812
1,000	City of Wichita, Series A, GO, 4.000%, 09/01/20	1,150
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,510
1,625	Junction City, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,782
	Shawnee County, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	770
1,000	Series A, GO, 5.000%, 09/01/25	1,177

		14,201

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Series C, Rev., 5.000%, 06/01/14	5,232

	Other Revenue — 0.8%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,404
3,800	Series A, Rev., 5.000%, 09/01/22	4,509
	State of Kansas, Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,164
2,500	Series A, Rev., 5.000%, 09/01/18	3,001
7,000	Series A, Rev., 5.000%, 09/01/19	8,523
7,000	Series A, Rev., 5.000%, 09/01/20	8,608
5,750	Series C, Rev., 5.000%, 09/01/24	7,057

		45,266

	Prerefunded — 1.1%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,450
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,207
24,250	Reno County, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	23,872
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,455

		56,984

	Total Kansas	121,683

	Kentucky — 1.3%
	Certificate of Participation/Lease — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,087
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,797
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,205
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,416
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,144
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,425
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,751
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,181

		11,006

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,413
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,656
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,738

		5,807

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,095

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,156

	Other Revenue — 0.2%
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,680
2,130	Series A, Rev., 5.000%, 07/01/25	2,541
5,145	Series A, Rev., 5.000%, 07/01/27	5,961

		11,182

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., NATL-RE, 5.250%, 08/01/13 (p)	1,008
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., NATL-RE, 5.125%, 10/01/13 (p)	6,606
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	549

		8,163

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,133
	Louisville Regional Airport Authority, Airport System,
1,000	Series A, Rev., AMBAC, 5.000%, 07/01/20	1,082
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,080

		3,295

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,358

	Water & Sewer — 0.4%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,716
12,720	Series A, Rev., 4.000%, 11/15/13	12,939
4,170	Series A, Rev., 5.000%, 11/15/19	5,085
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,751
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,124

		22,615

	Total Kentucky	67,677

	Louisiana — 1.8%
	General Obligation — 0.2%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,473
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,129
	State of Louisiana,
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,532
1,500	Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,689
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,177

		9,000

	Hospital — 0.0% (g)
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,084

	Housing — 0.0% (g)
443	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	464
1,325	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,387

		1,851

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,690	Rev., AMBAC, 5.250%, 12/01/18	1,740
3,130	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,475
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,985
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,108
6,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	6,195

		14,503

	Prerefunded — 0.7%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,237
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,074
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	15,951
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,344

		37,606

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.6%
4,500	Jefferson Sales Tax District, Parish of Jefferson, Rev., AMBAC, 5.000%, 12/01/19	4,971
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,078
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,774
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,825
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,689
	Parish of East Baton Rouge, Road and Street Improvement, Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	5,077
2,125	Rev., AGC, 5.000%, 08/01/21	2,500
2,000	Rev., AGC, 5.000%, 08/01/22	2,348
3,490	Rev., AGC, 5.250%, 08/01/19	4,250

		31,512

	Transportation — 0.0% (g)
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	909
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,499

		2,408

	Total Louisiana	97,964

	Maryland — 3.0%
	Certificate of Participation/Lease — 0.0% (g)
2,690	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	2,726

	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,780

	General Obligation — 2.3%
	Anne Arundel County, Consolidated General Improvement,
5,960	GO, 5.000%, 04/01/19	7,184
4,060	GO, 5.000%, 04/01/20	4,950
	Montgomery County,
8,175	Series A, GO, 5.000%, 05/01/14	8,535
15,570	Series A, GO, 5.000%, 11/01/16	17,900
10,000	State of Maryland, State & Local Facilities Loan of 2005, First Series, Series A, GO, 5.250%, 02/15/14	10,357
12,945	State of Maryland, State & Local Facilities Loan of 2006, Second Series, GO, 5.000%, 08/01/15	14,246
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	6,033
1,500	State of Maryland, State & Local Facilities Loan of 2010, Second Series, Series B, GO, 5.000%, 08/01/13	1,512
4,000	State of Maryland, State & Local Facilities Loan of 2011, Second Series, Series E, GO, 5.000%, 08/01/18	4,801
	State of Maryland, State & Local Facilities Loan of 2012, Second Series,
7,000	Series B, GO, 5.000%, 08/01/17	8,215
29,900	Series B, GO, 5.000%, 08/01/19	36,429

		120,162

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan of 2003, Second Series, GO, 5.000%, 08/01/13 (p)	8,064

	Transportation — 0.4%
	Maryland State Department of Transportation, County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,044
2,915	Rev., 5.000%, 06/15/16	3,305
3,060	Rev., 5.000%, 06/15/17	3,573
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,447

		21,369

	Total Maryland	158,101

	Massachusetts — 2.9%
	Certificate of Participation/Lease — 0.4%
	Massachusetts Bay Transportation Authority, Assessment,
10,530	Series A, Rev., 5.250%, 07/01/27	13,207
5,000	Series A, Rev., 5.250%, 07/01/29	6,202

		19,409

	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,746

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,224
2,100	Series M, Rev., 5.250%, 07/01/29	2,759

		9,729

	General Obligation — 0.7%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,551
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,132
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,191
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,170
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,274
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Consolidated Loan of 2002, Series C, GO, AGM, 5.500%, 11/01/15	1,683

		37,001

	Other Revenue — 0.4%
1,925	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/21	2,362
	Massachusetts Port Authority,
750	Series B, Rev., 5.000%, 07/01/19	899
1,500	Series B, Rev., 5.000%, 07/01/21	1,826
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,730
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,879

		20,696

	Prerefunded — 0.9%
	Commonwealth of Massachusetts, Consolidated Loan of 2003,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,227
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,110
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,653
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,732
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,137
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,018
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,836
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	12,441

		49,154

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,826
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,159

		4,985

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,763
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,125

		5,888

	Water & Sewer — 0.1%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,761
2,190	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	2,335

		8,096

	Total Massachusetts	154,958

	Michigan — 1.4%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,634

	General Obligation — 0.4%
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,639

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	349
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,917
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,049
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,805
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,048
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,054
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,046
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,274
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,159

		21,340

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,339
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,357
610	Rev., 5.000%, 11/15/26	716
1,035	Rev., 5.000%, 11/15/27	1,208

		10,620

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line Fund, Series A, Rev., 5.250%, 11/01/13	10,975

	Utility — 0.1%
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,678

	Water & Sewer — 0.4%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,096
8,000	Detroit Sewage Disposal, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	9,233
10,400	Michigan Municipal Bond Authority, Rev., 5.500%, 10/01/14	11,131

		22,460

	Total Michigan	71,707

	Minnesota — 1.4%
	General Obligation — 1.0%
4,745	Olmsted County, Series A, GO, 4.000%, 02/01/20	5,490
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	5,836
6,585	Series C, GO, 5.000%, 08/01/14	6,951
10,000	Series C, GO, 5.000%, 08/01/15	11,005
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,298
10,000	Series H, GO, 5.000%, 11/01/19	12,234

		53,814

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,829

	Transportation — 0.1%
6,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,311

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,060
3,415	State of Minnesota, Public Safety Radio Communications System Project, Rev., NATL-RE, 5.000%, 06/01/15	3,724

		4,784

	Total Minnesota	73,738

	Mississippi — 1.0%
	General Obligation — 0.2%
6,000	State of Mississippi, Series F, GO, 5.000%, 11/01/21	7,374

	Other Revenue — 0.0% (g)
1,465	Mississippi Development Bank, Special Obligation, Rev., 5.000%, 01/01/14	1,503

	Prerefunded — 0.8%
165	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA, 5.000%, 12/01/39	178
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,658
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,854

		41,690

	Total Mississippi	50,567

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — 1.9%
	General Obligation — 0.3%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,779
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	534
400	GO, AGM, 5.250%, 03/01/23	414
	Kansas City,
1,075	Series A, GO, 4.500%, 02/01/24	1,244
2,500	Series A, GO, 4.500%, 02/01/25	2,868
620	Series A, GO, 5.000%, 02/01/23	737
7,000	Series A, GO, 5.000%, 02/01/23	8,467
1,000	St. Louis County, Rockwood School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,032

		17,075

	Housing — 0.0% (g)
545	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	582
730	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	784

		1,366

	Other Revenue — 0.9%
3,140	Kansas City, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,648
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,855
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,934
3,645	Series B, Rev., 5.000%, 07/01/22	4,467
3,740	Series B, Rev., 5.000%, 07/01/24	4,557
3,905	Series B, Rev., 5.000%, 07/01/29	4,656
2,050	Series B, Rev., 5.000%, 07/01/30	2,438

		46,555

	Prerefunded — 0.1%
4,785	Clay County Public School District No.53 Liberty, Direct Deposit Program, GO, AGM, 5.250%, 03/01/14 (p)	4,965

		4,965

	Transportation — 0.4%
	Missouri Highways & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,209
4,065	Series A, Rev., 5.000%, 05/01/20	4,824
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/19	3,412
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,131

		21,576

	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,749

	Total Missouri	101,286

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,873
1,500	Rev., GAN, 5.000%, 06/01/23	1,737

	Total Montana	3,610

	Nebraska — 0.3%
	General Obligation — 0.1%
4,075	Douglas County School District No. 17, Millard Public Schools, GO, 5.500%, 06/15/15	4,500

	Other Revenue — 0.2%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25	1,658
1,100	Rev., 5.000%, 11/15/26	1,302
1,035	Rev., 5.000%, 11/15/27	1,218
5,715	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,940

		10,118

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.0% (g)
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,768

	Total Nebraska	17,386

	Nevada — 0.1%
	Prerefunded — 0.0% (g)
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	2,820

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,156

	Total Nevada	7,976

	New Jersey — 3.8%
	Certificate of Participation/Lease — 0.3%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,232
	New Jersey State, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,857
3,300	Series A, COP, 5.000%, 06/15/21	3,738

		16,827

	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14 (p)	7,939
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,323
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,590
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,314
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,903

		31,069

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	4,211

	Other Revenue — 1.6%
32,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	36,096
14,895	New Jersey EDA, Motor Vehicle Surcharges, Series A, Rev., NATL-RE, 5.250%, 07/01/16	15,666
	New Jersey EDA, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,796
3,500	Series NN, Rev., 5.000%, 03/01/24	4,088
5,100	Series NN, Rev., 5.000%, 03/01/25	5,912
10,000	Series NN, Rev., 5.000%, 03/01/26	11,494
7,500	Series NN, Rev., 5.000%, 03/01/29	8,422
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	58
1,000	New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series D, Rev., AMBAC, 5.000%, 06/15/15 (p)	1,093

		84,625

	Prerefunded — 0.6%
5,735	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	6,069
3,755	New Jersey State Turnpike Authority, Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	4,025
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,068
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	11,108
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,825

		32,095

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	10,754

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	6,063
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	7,289

		13,352

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,270

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,302
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,426
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,477
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,631

		7,106

	Total New Jersey	200,039

	New Mexico — 0.8%
	Education — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,566

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
685	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	746
1,975	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,084
2,340	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	2,455

		5,285

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,272

	Other Revenue — 0.4%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	2,052
1,645	Series B, Rev., 5.000%, 06/01/21	1,905
1,890	Series B, Rev., 5.000%, 06/01/26	2,128
2,050	Series B, Rev., 5.000%, 06/01/28	2,294
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	12,208
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,795

		22,382

	Total New Mexico	41,505

	New York — 12.2%
	Certificate of Participation/Lease — 0.2%
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 08/01/13 (p)	6,642
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 01/01/25	5,774
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	726

		13,142

	Education — 0.8%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,314
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	9,255
5,035	New York State Dormitory Authority, City University System, Fourth General Resolution, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,056
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,826
10,000	Series D, Rev., 5.000%, 03/15/17	11,429
5,000	Series F, Rev., AGM, 5.000%, 03/15/14	5,191
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	2,042
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,843

		43,956

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	120
	Chester Union Free School District, Orange County, New York School District,
1,290	GO, AGM, 5.000%, 04/15/22	1,489
1,360	GO, AGM, 5.000%, 04/15/23	1,562
1,555	GO, AGM, 5.000%, 04/15/27	1,737
420	Farmingdale Union Free School District, GO, 4.000%, 07/15/14	437
	New York City,
5,000	Series E, GO, 5.000%, 08/01/23	5,857
5,000	Series G, GO, 5.000%, 08/01/14	5,276
7,500	Series I, GO, 5.000%, 08/01/22	9,133

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,494
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,603
	New York City, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,689
4,195	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	4,417

		41,814

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,294
1,500	New York State Dormitory Authority, North Shore Health System Obligated Group, Rev., NATL-RE, 5.500%, 11/01/14	1,605

		4,899

	Housing — 0.1%
4,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	4,000

	Other Revenue — 7.3%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	12,663
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	14,865
1,000	Series D, Rev., 4.000%, 11/15/20	1,126
1,300	Series D, Rev., 5.000%, 11/15/19	1,548
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,887
6,585	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,681
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,481
1,000	Series FF, Rev., 5.000%, 06/15/21	1,226
3,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013, Series BB, Rev., 5.000%, 06/15/47	3,268
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,444
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	8,002
	New York City Transitional Finance Authority, Future Tax Secured,
12,660	Series B, Rev., 5.000%, 11/01/22	15,277
16,100	Series B, Rev., 5.000%, 02/01/16	18,781
1,230	Series B, Rev., 5.000%, 02/01/24	1,450
1,000	Subseries A-3, Rev., 5.000%, 08/01/19	1,212
3,000	Subseries E-1, Rev., 5.000%, 02/01/25	3,539
120	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	120
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,694
1,310	New York Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/20	1,588
24,000	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.000%, 10/01/22	30,032
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,865
	New York State Dormitory Authority, Personal Income Tax,
5,000	Series A, Rev., 5.000%, 12/15/27	5,883
20,000	Series A, Rev., 5.000%, 12/15/28	23,351
2,000	New York State Dormitory Authority, Personal Income Tax, Unrefunded Balance, Rev., 5.000%, 12/15/21	2,456
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,363

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,363
2,000	Series A, Rev., 5.000%, 05/15/28	2,319
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Second Resolution,
4,345	Series B, Rev., 5.000%, 06/15/27	5,104
7,280	Series D, Rev., 5.000%, 06/15/25	8,765
5,325	Series D, Rev., 5.000%, 06/15/27	6,330
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,250	Series A, Rev., 4.000%, 04/01/20	1,429
7,425	Series B, Rev., 5.000%, 04/01/23	8,469
14,050	Series B, Rev., AMBAC, 5.000%, 04/01/21	15,439
11,025	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/26	13,204
	New York State Urban Development Corp.,
2,340	Series A, Rev., 5.000%, 03/15/31	2,637
7,820	Series D, Rev., 5.500%, 01/01/19	9,438
17,770	New York State Urban Development Corp., State Facilities, Rev., NATL-RE, 5.500%, 03/15/21	22,270
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,645
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,592
995	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/13 (p)	995
	Triborough Bridge & Tunnel Authority,
25,730	Series A, Rev., 5.000%, 01/01/26	30,215
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,355
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,271
1,500	Series B, Rev., 4.000%, 11/15/20	1,729
11,830	Series B, Rev., 5.000%, 11/15/21	14,482
2,000	Series B, Rev., 5.000%, 11/15/22	2,456
2,500	Series B, Rev., 5.000%, 11/15/30	2,893
7,340	Series C, Rev., 5.000%, 11/15/32	8,479

		384,681

	Prerefunded — 0.4%
1,500	Long Island Power Authority, Electric System, Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,539
3,805	New York City, Series H, GO, NATL-RE-IBC, 5.000%, 08/01/14 (p)	4,013
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	6,766
1,850	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/19 (p)	2,253
5,000	Westchester Tobacco Asset Securitization Corp., Asset-Backed, Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,277

		20,848

	Special Tax — 1.7%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,656
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	5,946
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,314
1,000	Series A, Rev., 5.000%, 04/01/20	1,173
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,933
2,050	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/17	2,372
17,000	New York State Thruway Authority, State Personal Income Tax, Series A, Rev., 5.250%, 03/15/19	20,570
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,184
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,766
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,644
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,090
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,865
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,180

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax –– Continued
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,089

		88,782

	Transportation — 0.4%
5,420	Metropolitan Transportation Authority, Series A, Rev., AMBAC, 5.500%, 11/15/14	5,830
2,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	2,986
	Triborough Bridge & Tunnel Authority,
5,700	Series A, Rev., 5.250%, 11/15/13 (p)	5,830
5,440	Series B, Rev., 5.250%, 11/15/15	6,083

		20,729

	Utility — 0.3%
	Long Island Power Authority, Electric System,
10,000	Series A, Rev., 5.250%, 04/01/21	11,686
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,775

		18,461

	Water & Sewer — 0.1%
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	451
2,055	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Second Resolution, Subseries B, Rev., 5.000%, 06/15/14	2,159

		2,610

	Total New York	643,922

	North Carolina — 3.6%
	General Obligation — 2.6%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,455
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	25,603
15,000	Series B, GO, 5.000%, 06/01/19	18,216
5,000	Series C, GO, 4.000%, 05/01/22	5,804
11,000	Series D, GO, 4.000%, 06/01/20	12,784
13,000	Series D, GO, 4.000%, 06/01/21	15,124
6,000	Series D, GO, 4.000%, 06/01/22	6,968
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,156
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	14,364
10,675	Series A, GO, 5.000%, 05/01/16	12,059
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,467
3,000	Series A, GO, 5.000%, 03/01/21	3,686
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	6,092
3,500	Rev., 5.000%, 06/01/19	4,184

		135,962

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,509

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13 (p)	6,060

	Other Revenue — 0.4%
4,000	City of Raleigh, Combined Enterprise System, Series A, Rev., 5.000%, 03/01/26	4,844
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,476
	North Carolina Turnkpike Authority,
1,000	Rev., 5.000%, 07/01/15	1,094
1,525	Rev., 5.000%, 07/01/16	1,725
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,264
5,000	Series A, Rev., 5.000%, 05/01/24	5,833

		23,236

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,818
15,000	North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, Rev., 5.250%, 01/01/14	15,443

		21,261

	Total North Carolina	189,028

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — 1.9%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,148
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,806

		4,954

	General Obligation — 0.8%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16 (p)	8,335
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,486
	State of Ohio, Higher Education,
6,650	Series B, GO, 5.000%, 08/01/15	7,303
5,275	Series B, GO, 5.000%, 08/01/16	5,993
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	9,708
8,090	Series D, GO, 5.000%, 03/01/14 (p)	8,379

		41,204

	Housing — 0.0% (g)
50	Ohio Capital Corp. for Housing, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Series M, Rev., FHA, 5.900%, 02/01/14	50
785	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	824

		874

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	RiverSouth Authority, RiverFront Area Redevelopment,
500	Series A, Rev., 5.250%, 06/01/14 (p)	525
2,490	Series A, Rev., 5.250%, 06/01/14 (p)	2,614

		3,139

	Other Revenue — 0.6%
	Hamilton County, Sewer System, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,900
4,210	Series A, Rev., 5.000%, 12/01/21	5,041
	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Tax-Exempt,
2,400	Series A, Rev., 5.000%, 01/01/21	2,878
2,500	Series A, Rev., 5.000%, 01/01/22	2,999
5,205	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/38	5,884
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,902
2,000	Series B, Rev., 5.000%, 10/01/24	2,298
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,280
3,900	State of Ohio, Water Development Authority, Waste Management, Inc. Project, Rev., 1.750%, 06/01/13	3,900

		31,082

	Prerefunded — 0.0% (g)
760	Painesville City Local School District, School Construction, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	845

	Transportation — 0.4%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,178
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,213
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,465

		20,856

	Total Ohio	102,954

	Oklahoma — 0.6%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,367
5,790	Rev., 5.500%, 09/01/16	6,677
7,345	Rev., 5.500%, 09/01/17	8,732

		16,776

	Housing — 0.0% (g)
460	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	495

	Other Revenue — 0.2%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,766
5,000	Series A, Rev., 5.000%, 01/01/25	5,866

		10,632

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.1%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,656

	Total Oklahoma	29,559

	Oregon — 0.3%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
5,000	Series A, COP, 5.000%, 05/01/15	5,437
1,685	Series A, COP, 5.000%, 05/01/24	1,909
2,200	Series A, COP, 5.000%, 05/01/25	2,472

		9,818

	General Obligation — 0.1%
2,560	State of Oregon, Tax-Exempt, Series F, GO, 5.000%, 05/01/25	3,133
2,000	Washington & Multnomah Counties, Beaverton School District No. 48J, Series B, GO, 4.000%, 06/15/19	2,283

		5,416

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,910

	Total Oregon	18,144

	Pennsylvania — 2.3%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,041
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,601
1,065	Rev., AGM, 5.000%, 10/01/25	1,164
1,000	Rev., AGM, 5.000%, 10/01/26	1,085

		9,891

	General Obligation — 1.6%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	614
900	GO, AGM, 4.125%, 12/01/15 (p)	982
	Commonwealth of Pennsylvania, First Series,
3,725	GO, 5.000%, 06/01/20	4,526
33,040	GO, 5.000%, 04/01/28	39,093
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	10,958
2,430	GO, 5.000%, 01/01/16 (p)	2,706
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,525
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,217
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,889
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	233
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,628
2,360	GO, AGM, 5.000%, 05/01/22	2,712
1,000	GO, AGM, 5.000%, 05/01/24	1,142
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,371
2,000	GO, AGM, 5.000%, 04/01/26	2,265
2,000	GO, AGM, 5.375%, 04/01/27	2,297
500	GO, AGM, 5.500%, 04/01/24	585

		83,743

	Hospital — 0.3%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,691
5,000	Series B, Rev., 5.000%, 06/15/18	5,214
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.972%, 12/01/24	4,649

		15,554

	Other Revenue — 0.2%
8,500	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/19	10,279

	Total Pennsylvania	119,467

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	1,943
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,723

		15,666

	Special Tax — 0.0% (g)
1,770	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,490

	Total Puerto Rico	17,156

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,361

1,750	Series A, Rev., 5.000%, 10/01/23	2,130

	Total Rhode Island	3,491
	South Carolina — 1.8%
	Education — 0.3%
11,000	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.000%, 12/01/14 (p)	11,764
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,502

		16,266

	General Obligation — 1.0%
10,010	Charleston County, School District, Series A, GO, SCSDE, 5.000%, 02/01/23	12,382
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,656
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/16 (p)	6,743
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,853
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	12,138
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,124
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,347
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,789

		53,032

	Other Revenue — 0.2%
4,000	South Carolina Jobs & EDA, Various Waste Management, Rev., 2.875%, 02/01/15	4,073
960	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,040
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14 (p)	4,928

		10,041

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,427

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,129

	Total South Carolina	94,895

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
512	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	559

	Tennessee — 0.6%
	General Obligation — 0.3%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,560
4,000	Series D, GO, 5.000%, 07/01/23	4,770
7,330	Montgomery County, GO, 5.000%, 04/01/22	9,029

		18,359

	Utility — 0.3%
1,685	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	1,897
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,138
1,000	Series C, Rev., 5.000%, 02/01/17	1,106

		15,141

	Total Tennessee	33,500

	Texas — 7.2%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 02/01/16	3,160

	Education — 0.6%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,803
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,836

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,585
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,523
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,319
2,000	Series A, Rev., 5.250%, 08/15/20	2,373

		30,439

	General Obligation — 3.1%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,835
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,150
8,120	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	10,059
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,210
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,146
1,055	GO, AGM, 4.250%, 02/15/21	1,158
755	GO, AGM, 4.375%, 02/15/22	830
1,175	GO, AGM, 4.500%, 02/15/24	1,281
1,055	GO, AGM, 4.700%, 02/15/26	1,141
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,325
1,535	Series A, GO, 5.000%, 02/15/18	1,807
3,245	Series A, GO, 5.000%, 02/15/19	3,876
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,077
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,428
1,460	Decatur Independent School District, Unlimited Tax, GO, PSF-GTD, 4.000%, 08/15/17	1,651
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,117
10,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	10,246
	El Paso County,
3,815	GO, 5.000%, 02/15/25	4,302
2,950	GO, 5.000%, 02/15/26	3,285
1,975	GO, NATL-RE, 5.000%, 08/15/25	2,160
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,305
3,500	Fort Bend Independent School District, GO, 5.000%, 02/15/19	4,170
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,641
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	6,025
5,000	Series A, GO, 5.000%, 10/01/24	6,110
5,000	Series B, GO, 5.500%, 10/01/17	5,995
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,266
5,140	Houston Community College System, GO, 5.000%, 02/15/25	6,014
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	2,125
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,167
1,000	GO, 5.000%, 08/15/19	1,199
3,000	GO, 5.000%, 08/15/20	3,594
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,955
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,731
10,000	Midlothian Independent School District, Series B, GO, VAR, PSF-GTD, 2.250%, 08/01/14	10,217
	North East Independent School District, Capital Appreciation, School Building,
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,998
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,755
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,127
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,468
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,276
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,691
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14 (p)	2,589
	State of Texas, Public Finance Authority,
8,925	Series A, GO, 5.000%, 10/01/15	9,888
4,000	Series A, GO, 5.000%, 10/01/17	4,711
3,475	Series A, GO, 5.000%, 10/01/18	4,182
2,000	Series A, GO, 5.000%, 10/01/20	2,400

		166,683

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.4%
12,345	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14 (p)	13,604
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	4,023
2,690	Series A, Rev., 5.000%, 02/15/18	3,060

		20,687

	Other Revenue — 1.1%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,576
2,695	Rev., 5.000%, 11/15/21	3,297
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,747
5,115	Rev., 5.000%, 12/15/25	5,898
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,327
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,578
1,765	El Paso County, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,100
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,989
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,161
3,000	Series A, Rev., 5.500%, 09/01/41	3,461
3,000	Series A, Rev., 6.000%, 09/01/41	3,600
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	16,105

		57,839

	Prerefunded — 0.6%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,850
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,575
1,100	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.929%, 11/15/13 (p)	1,128
	Harris County Flood Control District,
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,037
10,000	Series B, GO, 5.250%, 10/01/13 (p)	10,167
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,256

		34,013

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,391

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,415
5,000	Rev., 5.000%, 12/01/21	5,889
6,825	Series A, Rev., 5.000%, 12/01/17	8,056
8,950	Series A, Rev., 5.000%, 12/01/18	10,756
5,000	Series A, Rev., 5.000%, 12/01/21	5,854
	Dallas-Fort Worth International Airport,
3,500	Series A, Rev., 4.000%, 11/01/13	3,555
3,500	Series A, Rev., 5.000%, 11/01/13	3,569
1,000	Series A, Rev., 5.000%, 11/01/22	1,123

		40,217

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,207

	Water & Sewer — 0.3%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,172
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,170
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,144
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,403
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,658

		14,547

	Total Texas	380,183

	Utah — 0.6%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,231
3,950	Series C, GO, 5.000%, 04/01/20	4,779

		6,010

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
1,000	Central Utah Water Conservancy District, Series B, Rev., 5.000%, 10/01/20	1,207
	Metropolitan Water District of Salt Lake & Sandy,
6,650	Series A, Rev., 5.000%, 07/01/24	7,990
2,000	Series A, Rev., 5.000%, 07/01/29	2,321
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,705
1,000	Series A, Rev., 5.000%, 08/15/17	1,168
1,000	Series A, Rev., 5.000%, 08/15/18	1,191

		15,582

	Prerefunded — 0.0% (g)
1,575	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	1,639

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,662

	Total Utah	33,893

	Virginia — 2.4%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	5
1,000	Series A, Rev., 5.000%, 09/01/15	1,102
500	Series A, Rev., 5.000%, 09/01/16	570
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,187

		7,864

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,121
3,575	Series A, GO, 5.000%, 01/01/18	4,228
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,204
1,495	City of Portsmouth, Public Improvement, Series C, GO, 4.000%, 07/15/23	1,685
2,585	City of Richmond, Refunding and Improvement, Series B, GO, 5.000%, 07/15/20	3,142
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	12,035
3,305	County of Henrico, GO, 5.000%, 08/01/19	4,029
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,704

		33,148

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,276

	Other Revenue — 1.1%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,502
1,955	Hampton Roads Sanitation District, Wastewater, Series A, Rev., 5.000%, 01/01/21	2,398
1,825	Spotsylvania County EDA, Rev., 5.000%, 06/01/19	2,177
	Virginia Public Building Authority, Public Facilities,
2,870	Series A, Rev., 5.000%, 08/01/19	3,464
2,985	Series A, Rev., 5.000%, 08/01/20	3,635
6,975	Series B, Rev., 5.000%, 08/01/20	8,494
7,700	Series B, Rev., 5.000%, 08/01/21	9,438
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,307
	Virginia Public Building Authority, School Financing, 1997 Resolution,
8,865	Series A, Rev., 5.000%, 08/01/27	10,566
1,825	Series D, Rev., 5.000%, 08/01/22	2,239
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,244

		57,464

	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,642
1,495	Series A, Rev., 5.000%, 05/15/18	1,674
1,835	Series A, Rev., 5.000%, 05/15/19	2,054
1,520	Series A, Rev., 5.000%, 05/15/20	1,702
2,015	Series A, Rev., 5.000%, 05/15/21	2,256
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,461
1,260	Series B, Rev., 5.000%, 05/15/19	1,411

		12,200

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,706
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,516

		13,222

	Total Virginia	126,174

	Washington — 2.6%
	General Obligation — 1.2%
1,050	City of Seattle, GO, 5.000%, 09/01/21	1,299
7,050	King County, Sewer, GO, NATL-RE, FGIC, 5.000%, 01/01/15 (p)	7,565
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21	3,918
	State of Washington,
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,111
4,100	Series D, GO, AGM, 5.000%, 01/01/15 (p)	4,400
	State of Washington, Various Purpose,
7,010	GO, 5.000%, 01/01/22	8,428
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,638
5,015	Series C, GO, 5.000%, 02/01/30	5,788
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,694
4,750	Series R-2012C, GO, 5.000%, 07/01/25	5,658

		62,499

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,868

	Other Revenue — 1.3%
	Central Puget Sound Regional Transit Authority. Sales Tax & Motor Vehicle Excise Tax,
1,020	Series P-1, Rev., 5.000%, 02/01/18	1,201
2,000	Series P-1, Rev., 5.000%, 02/01/19	2,388
1,500	Series P-1, Rev., 5.000%, 02/01/20	1,811
5,455	Series P-1, Rev., 5.000%, 02/01/21	6,638
1,290	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-1, Rev., 5.000%, 02/01/18	1,543
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	17,001
	City of Seattle, Municipal Light & Power,
7,000	Series A, Rev., 5.000%, 06/01/21	8,535
5,000	Series B, Rev., 5.000%, 02/01/24	5,795
12,695	City of Seattle, Water System, Rev., 5.000%, 09/01/20	15,495
	King County, Sewer,
1,000	Series A, Rev., 5.000%, 01/01/21	1,215
1,825	Series A, Rev., 5.000%, 01/01/22	2,226
1,150	Series A, Rev., 5.000%, 01/01/23	1,409
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., 4.000%, 10/01/21	2,235
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,981

		70,473

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,487

	Total Washington	138,327

	West Virginia — 0.8%
	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14 (p)	1,091
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,132
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	968
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	942
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	917
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,062
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	159

		6,271

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,190
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	999
2,000	State of West Virginia, Infrastructure, GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,134

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,088

		6,411

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,133
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,292
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,288

		5,713

	Prerefunded — 0.3%
3,260	Kanawha Mercer Nicholas Counties, Single Family Mortgage, Series A, Rev., Zero Coupon, 02/01/14 (p)	2,923
12,400	Kanawha Putnam County, City of Huntington-Charleston, Single Family Mortgage, Compound Interest-1984, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,086
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,012
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,233

		17,254

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	529
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,099
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,131

		2,759

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	707

	Water & Sewer — 0.1%
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,241
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,019
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,567

		3,827

	Total West Virginia	42,942

	Wisconsin — 2.0%
	General Obligation — 1.9%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	26,528
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,267
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,467
5,000	Series 2, GO, 5.000%, 11/01/19	6,059
5,000	Series 2, GO, 5.000%, 05/01/23	6,066
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,219
16,050	Series A, GO, 5.000%, 05/01/23	19,226
13,190	Series A, GO, 5.250%, 05/01/25	15,851
5,000	Series B, GO, 5.000%, 05/01/23	5,989

		98,672

	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement,
1,250	Series C, Rev., 5.700%, 05/01/14 (i)	1,277
6,250	Series D, Rev., 5.950%, 05/01/19 (i)	6,796

		8,073

	Total Wisconsin	106,745

	Total Municipal Bonds (Cost $4,787,288)	5,097,627

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
161,911	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003%, (b) (l) (m) (Cost $161,911)	161,911

	Total Investments — 99.3% (Cost $4,949,199)	5,259,538
	Other Assets in Excess of Liabilities — 0.7%	34,423

	NET ASSETS — 100.0%	$5,293,961

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	—	Filed for bankruptcy on November 8, 2010.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,216
Aggregate gross unrealized depreciation	(15,877)

Net unrealized appreciation/depreciation	$310,339

Federal income tax cost of investments	$4,949,199

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,476	$—	$11,476
General Obligation	—	4,442	—	4,442

Total Alabama	—	15,918	—	15,918

Alaska
Certificate of Participation/Lease	—	14,745	—	14,745
Other Revenue	—	10,277	—	10,277
Utility	—	3,505	—	3,505

Total Alaska	—	28,527	—	28,527

Arizona
Certificate of Participation/Lease	—	26,582	—	26,582
General Obligation	—	6,972	—	6,972
Hospital	—	24,059	—	24,059
Other Revenue	—	2,533	—	2,533
Prerefunded	—	21,704	—	21,704
Special Tax	—	21,027	—	21,027
Transportation	—	10,830	—	10,830
Utility	—	2,907	—	2,907
Water & Sewer	—	1,165	—	1,165

Total Arizona	—	117,779	—	117,779

Arkansas
Other Revenue	—	1,188	—	1,188
California
Certificate of Participation/Lease	—	36,951	—	36,951
Education	—	37,578	—	37,578
General Obligation	—	386,115	—	386,115
Hospital	—	11,647	—	11,647
Other Revenue	—	137,222	—	137,222
Prerefunded	—	90,006	—	90,006
Transportation	—	2,942	—	2,942
Utility	—	14,067	—	14,067
Water & Sewer	—	32,750	—	32,750

Total California	—	749,278	—	749,278

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$5,867	$—	$5,867
Education	—	3,297	—	3,297
General Obligation	—	78,659	—	78,659
Hospital	—	1,465	—	1,465
Other Revenue	—	5,119	—	5,119
Prerefunded	—	73,811	—	73,811
Transportation	—	8,420	—	8,420

Total Colorado	—	176,638	—	176,638

Connecticut
General Obligation	—	28,686	—	28,686
Housing	—	5,166	—	5,166
Other Revenue	—	12,159	—	12,159
Prerefunded	—	3,417	—	3,417

Total Connecticut	—	49,428	—	49,428

Delaware
Education	—	2,840	—	2,840
General Obligation	—	15,743	—	15,743

Total Delaware	—	18,583	—	18,583

District of Columbia
Certificate of Participation/Lease	—	4,917	—	4,917
Other Revenue	—	17,744	—	17,744

Total District of Columbia	—	22,661	—	22,661

Florida
Certificate of Participation/Lease	—	15,676	—	15,676
Education	—	10,614	—	10,614
General Obligation	—	111,076	—	111,076
Housing	—	8,902	—	8,902
Other Revenue	—	49,650	—	49,650
Special Tax	—	10,544	—	10,544
Transportation	—	8,048	—	8,048
Water & Sewer	—	14,330	—	14,330

Total Florida	—	228,840	—	228,840

Georgia
General Obligation	—	54,714	—	54,714
Other Revenue	—	35,790	—	35,790
Prerefunded	—	2,596	—	2,596
Special Tax	—	10,800	—	10,800
Utility	—	1,746	—	1,746
Water & Sewer	—	38,229	—	38,229

Total Georgia	—	143,875	—	143,875

Hawaii
General Obligation	—	23,551	—	23,551
Transportation	—	17,702	—	17,702

Total Hawaii	—	41,253	—	41,253

Idaho
Hospital	—	14,391	—	14,391
Illinois
Education	—	11,559	—	11,559
General Obligation	—	52,916	—	52,916

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)
(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$2,897	$—	$2,897
Other Revenue	—	8,864	—	8,864
Prerefunded	—	14,329	—	14,329
Special Tax	—	461	—	461
Transportation	—	35,451	—	35,451

Total Illinois	—	126,477	—	126,477

Indiana
Certificate of Participation/Lease	—	6,670	—	6,670
Education	—	5,029	—	5,029
Other Revenue	—	62,085	—	62,085
Prerefunded	—	3,935	—	3,935
Transportation	—	3,373	—	3,373

Total Indiana	—	81,092	—	81,092

Iowa
General Obligation	—	9,850	—	9,850
Housing	—	992	—	992
Other Revenue	—	21,721	—	21,721

Total Iowa	—	32,563	—	32,563

Kansas
General Obligation	—	14,201	—	14,201
Industrial Development
Revenue/Pollution Control
Revenue	—	5,232	—	5,232
Other Revenue	—	45,266	—	45,266
Prerefunded	—	56,984	—	56,984

Total Kansas	—	121,683	—	121,683

Kentucky
Certificate of Participation/Lease	—	11,006	—	11,006
Education	—	5,807	—	5,807
General Obligation	—	1,095	—	1,095
Hospital	—	1,156	—	1,156
Other Revenue	—	11,182	—	11,182
Prerefunded	—	8,163	—	8,163
Transportation	—	3,295	—	3,295
Utility	—	3,358	—	3,358
Water & Sewer	—	22,615	—	22,615

Total Kentucky	—	67,677	—	67,677

Louisiana
General Obligation	—	7,527	1,473	9,000
Hospital	—	1,084	—	1,084
Housing	—	1,851	—	1,851
Other Revenue	—	14,503	—	14,503
Prerefunded	—	37,606	—	37,606
Special Tax	—	31,512	—	31,512
Transportation	—	2,408	—	2,408

Total Louisiana	—	96,491	1,473	97,964

Maryland
Certificate of Participation/Lease	—	—	2,726	2,726
Education	—	5,780	—	5,780
General Obligation	—	120,162	—	120,162

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$8,064	$—	$8,064
Transportation	—	21,369	—	21,369

Total Maryland	—	155,375	2,726	158,101

Massachusetts
Certificate of Participation/Lease	—	19,409	—	19,409
Education	—	9,729	—	9,729
General Obligation	—	37,001	—	37,001
Other Revenue	—	20,696	—	20,696
Prerefunded	—	49,154	—	49,154
Special Tax	—	4,985	—	4,985
Transportation	—	5,888	—	5,888
Water & Sewer	—	8,096	—	8,096

Total Massachusetts	—	154,958	—	154,958

Michigan
Education	—	4,634	—	4,634
General Obligation	—	21,340	—	21,340
Other Revenue	—	10,620	—	10,620
Special Tax	—	10,975	—	10,975
Utility	—	1,678	—	1,678
Water & Sewer	—	22,460	—	22,460

Total Michigan	—	71,707	—	71,707

Minnesota
General Obligation	—	53,814	—	53,814
Prerefunded	—	8,829	—	8,829
Transportation	—	6,311	—	6,311
Utility	—	4,784	—	4,784

Total Minnesota	—	73,738	—	73,738

Mississippi
General Obligation	—	7,374	—	7,374
Other Revenue	—	1,503	—	1,503
Prerefunded	—	41,690	—	41,690

Total Mississippi	—	50,567	—	50,567

Missouri
General Obligation	—	17,075	—	17,075
Housing	—	1,366	—	1,366
Other Revenue	—	46,555	—	46,555
Prerefunded	—	4,965	—	4,965
Transportation	—	21,576	—	21,576
Water & Sewer	—	9,749	—	9,749

Total Missouri	—	101,286	—	101,286

Montana
Transportation	—	3,610	—	3,610
Nebraska
General Obligation	—	4,500	—	4,500
Other Revenue	—	10,118	—	10,118
Utility	—	2,768	—	2,768

Total Nebraska	—	17,386	—	17,386

Nevada
Prerefunded	—	2,820	—	2,820
Water & Sewer	—	5,156	—	5,156

Total Nevada	—	7,976	—	7,976

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$16,827	$—	$16,827
Education	—	31,069	—	31,069
Industrial Development
Revenue/Pollution Control
Revenue	—	4,211	—	4,211
Other Revenue	—	84,625	—	84,625
Prerefunded	—	32,095	—	32,095
Special Tax	—	10,754	—	10,754
Transportation	—	13,352	—	13,352
Water & Sewer	—	7,106	—	7,106

Total New Jersey	—	200,039	—	200,039

New Mexico
Education	—	12,566	—	12,566
Housing	—	5,285	—	5,285
Industrial Development
Revenue/Pollution Control
Revenue	—	1,272	—	1,272
Other Revenue	—	22,382	—	22,382

Total New Mexico	—	41,505	—	41,505

New York
Certificate of Participation/Lease	—	13,142	—	13,142
Education	—	43,956	—	43,956
General Obligation	—	41,814	—	41,814
Hospital	—	4,899	—	4,899
Housing	—	4,000	—	4,000
Other Revenue	—	384,681	—	384,681
Prerefunded	—	20,848	—	20,848
Special Tax	—	88,782	—	88,782
Transportation	—	20,729	—	20,729
Utility	—	18,461	—	18,461
Water & Sewer	—	2,610	—	2,610

Total New York	—	643,922	—	643,922

North Carolina
General Obligation	—	135,962	—	135,962
Hospital	—	2,509	—	2,509
Industrial Development
Revenue/Pollution Control
Revenue	—	6,060	—	6,060
Other Revenue	—	23,236	—	23,236
Utility	—	21,261	—	21,261

Total North Carolina	—	189,028	—	189,028

Ohio
Certificate of Participation/Lease	—	4,954	—	4,954
General Obligation	—	41,204	—	41,204
Housing	—	874	—	874
Industrial Development
Revenue/Pollution Control
Revenue	—	3,139	—	3,139
Other Revenue	—	31,082	—	31,082

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$845	$—	$845
Transportation	—	20,856	—	20,856

Total Ohio	—	102,954	—	102,954

Oklahoma
Education	—	16,776	—	16,776
Housing	—	495	—	495
Other Revenue	—	10,632	—	10,632
Utility	—	1,656	—	1,656

Total Oklahoma	—	29,559	—	29,559

Oregon
Certificate of Participation/Lease	—	9,818	—	9,818
General Obligation	—	5,416	—	5,416
Water & Sewer	—	2,910	—	2,910

Total Oregon	—	18,144	—	18,144

Pennsylvania
Education	—	9,891	—	9,891
General Obligation	—	83,743	—	83,743
Hospital	—	15,554	—	15,554
Other Revenue	—	10,279	—	10,279

Total Pennsylvania	—	119,467	—	119,467

Puerto Rico
Prerefunded	—	15,666	—	15,666
Special Tax	—	1,490	—	1,490

Total Puerto Rico	—	17,156	—	17,156

Rhode Island
Other Revenue	—	3,491	—	3,491
South Carolina
Education	—	16,266	—	16,266
General Obligation	—	53,032	—	53,032
Other Revenue	—	10,041	—	10,041
Utility	—	10,427	—	10,427
Water & Sewer	—	5,129	—	5,129

Total South Carolina	—	94,895	—	94,895

South Dakota
Prerefunded	—	559	—	559
Tennessee
General Obligation	—	18,359	—	18,359
Utility	—	15,141	—	15,141

Total Tennessee	—	33,500	—	33,500

Texas
Certificate of Participation/Lease	—	3,160	—	3,160
Education	—	30,439	—	30,439
General Obligation	—	166,683	—	166,683
Hospital	—	20,687	—	20,687
Other Revenue	—	57,839	—	57,839
Prerefunded	—	34,013	—	34,013
Special Tax	—	11,391	—	11,391
Transportation	—	40,217	—	40,217
Utility	—	1,207	—	1,207

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Water & Sewer	$—	$14,547	$—		$14,547

Total Texas	—	380,183	—		380,183

Utah
General Obligation	—	6,010	—		6,010
Other Revenue	—	15,582	—		15,582
Prerefunded	—	1,639	—		1,639
Water & Sewer	—	10,662	—		10,662

Total Utah	—	33,893	—		33,893

Virginia
Education	—	7,864	—		7,864
General Obligation	—	33,148	—		33,148
Industrial Development
Revenue/Pollution Control
Revenue	—	2,276	—		2,276
Other Revenue	—	57,464	—		57,464
Transportation	—	12,200	—		12,200
Water & Sewer	—	13,222	—		13,222

Total Virginia	—	126,174	—		126,174

Washington
General Obligation	—	62,499	—		62,499
Hospital	—	3,868	—		3,868
Other Revenue	—	70,473	—		70,473
Water & Sewer	—	1,487	—		1,487

Total Washington	—	138,327	—		138,327

West Virginia
Education	—	6,271	—		6,271
General Obligation	—	6,411	—		6,411
Other Revenue	—	5,713	—		5,713
Prerefunded	—	17,254	—		17,254
Transportation	—	2,759	—		2,759
Utility	—	707	—		707
Water & Sewer	—	3,827	—		3,827

Total West Virginia	—	42,942	—		42,942

Wisconsin
General Obligation	—	98,672	—		98,672
Hospital	—	—	8,073		8,073

Total Wisconsin	—	98,672	8,073		106,745

Total Municipal Bonds	—	5,085,355	12,272		5,097,627

Short-Term Investment
Investment Company	161,911	—	—		161,911

Total Investments in Securities	$161,911	$5,085,355	$12,272	*	$5,259,538

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $12,272,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 66.5%
Asset-Backed Securities — 16.2%
	AmeriCredit Automobile Receivables Trust,
137	Series 2011-4, Class A2, 0.920%, 03/09/15	137
363	Series 2011-5, Class A2, 1.190%, 08/08/15	364
2,062	Series 2012-1, Class A2, 0.910%, 10/08/15	2,065
1,139	Series 2012-2, Class A2, 0.760%, 10/08/15	1,140
2,931	Series 2012-3, Class A2, 0.710%, 12/08/15	2,934
10,161	Series 2012-4, Class A2, 0.490%, 04/08/16	10,165
10,400	Series 2012-5, Class A2, 0.510%, 01/08/16	10,401
5,160	Series 2013-1, Class A2, 0.490%, 06/08/16	5,160
14,200	Series 2013-2, Class A2, 0.530%, 11/08/16	14,206
2,144	Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 11/17/14	2,145
8,000	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	8,018
	CarMax Auto Owner Trust,
6,620	Series 2013-1, Class A2, 0.420%, 03/15/16	6,622
15,400	Series 2013-2, Class A2, 0.420%, 06/15/16	15,392
	CNH Equipment Trust,
371	Series 2012-A, Class A2, 0.650%, 07/15/15	371
5,445	Series 2012-B, Class A2, 0.650%, 10/15/15	5,452
7,500	Series 2013-A, Class A2, 0.440%, 07/15/16	7,500
6,600	Series 2013-B, Class A2, 0.440%, 10/17/16	6,600
16,600	Ford Credit Auto Lease Trust, Series 2013-A, Class A2, 0.460%, 05/15/15	16,598
	Ford Credit Auto Owner Trust,
988	Series 2011-A, Class A3, 0.970%, 01/15/15	989
1,770	Series 2012-B, Class A2, 0.570%, 01/15/15	1,771
1,093	Series 2012-C, Class A2, 0.470%, 04/15/15	1,093
13,200	Series 2013-A, Class A2, 0.380%, 11/15/15	13,195
19,250	Series 2013-B, Class A2, 0.380%, 02/15/16	19,241
	Harley-Davidson Motorcycle Trust,
3,710	Series 2012-1, Class A2, 0.500%, 08/15/15	3,712
8,900	Series 2013-1, Class A2, 0.450%, 08/15/16	8,898
	Honda Auto Receivables Owner Trust,
1,962	Series 2012-1, Class A2, 0.570%, 08/15/14	1,962
2,438	Series 2012-2, Class A2, 0.560%, 11/17/14	2,440
12,000	Series 2012-4, Class A2, 0.400%, 04/20/15	12,007
8,000	Series 2013-2, Class A2, 0.370%, 10/16/15	7,998
	Huntington Auto Trust,
5,369	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	5,390
12,900	Series 2012-2, Class A2, 0.380%, 09/15/15	12,902
21,850	Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.510%, 09/15/15 (e)	21,849
	Hyundai Auto Receivables Trust,
25	Series 2011-C, Class A2, 0.620%, 07/15/14	25
212	Series 2012-A, Class A2, 0.550%, 06/16/14	212
1,950	Series 2013-A, Class A2, 0.400%, 12/15/15	1,950
4,343	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	4,345
8,400	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2, 0.490%, 06/15/15	8,397
7,179	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	7,183
	Nissan Auto Receivables Owner Trust,
480	Series 2011-B, Class A2, 0.740%, 09/15/14	481
2,359	Series 2012-A, Class A2, 0.540%, 10/15/14	2,360
5,800	Series 2013-A, Class A2, 0.370%, 09/15/15	5,800
725	Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.840%, 01/16/15 (e)	726
3,003	Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2, 0.440%, 02/23/15 (e)	3,005

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
Asset-Backed Securities — Continued
	– (h) Toyota Auto Receivables Owner Trust,
	Series 2012-A, Class A2, 0.570%, 10/15/14	— (h	)
3,861	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	3,859
	– (h) Volkswagen Auto Lease Trust, Series 2012-A, Class A2, 0.660%, 11/20/14	— (h	)
	Volkswagen Auto Loan Enhanced Trust,
1,081	Series 2012-1, Class A2, 0.610%, 10/20/14	1,081
26,300	Series 2013-1, Class A2, 0.370%, 01/20/16	26,280
16,100	Volvo Financial Equipment LLC, Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	16,103
	World Omni Auto Receivables Trust,
997	Series 2011-A, Class A3, 1.110%, 05/15/15	1,000
3,796	Series 2012-A, Class A2, 0.520%, 06/15/15	3,798
5,500	Series 2012-B, Class A2, 0.430%, 11/16/15	5,501

	Total Asset-Backed Securities (Cost $320,804)	320,823

Corporate Bonds — 44.0%
	Consumer Discretionary — 2.7%
	Auto Components — 0.1%
1,000	Johnson Controls, Inc., 1.750%, 03/01/14	1,009

	Automobiles — 1.2%
10,623	Daimler Finance North America LLC, 1.650%, 04/10/15 (e)	10,751
	Volkswagen International Finance N.V., (Netherlands),
2,300	1.625%, 03/22/15 (e)	2,327
10,000	VAR, 0.874%, 11/20/14 (e)	10,040
500	VAR, 0.894%, 04/01/14 (e)	501

		23,619

	Media — 1.4%
11,412	Comcast Corp., 5.300%, 01/15/14	11,744
1,500	NBCUniversal Media LLC, 2.100%, 04/01/14	1,519
	Thomson Reuters Corp., (Canada),
1,140	5.250%, 08/15/13	1,150
3,228	5.950%, 07/15/13	3,248
9,600	Time Warner Cable, Inc., 7.500%, 04/01/14	10,137

		27,798

	Total Consumer Discretionary	52,426

	Consumer Staples — 1.8%
	Beverages — 0.3%
	Anheuser-Busch InBev Worldwide, Inc.,
3,405	0.800%, 07/15/15	3,409
1,000	3.625%, 04/15/15	1,054
2,300	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	2,322

		6,785

	Food & Staples Retailing — 1.3%
4,940	Kroger Co. (The), 7.500%, 01/15/14	5,145
	Walgreen Co.,
9,500	4.875%, 08/01/13	9,563
11,000	VAR, 0.780%, 03/13/14	11,022

		25,730

	Food Products — 0.2%
4,000	Kellogg Co., VAR, 0.505%, 02/13/15	4,008

	Total Consumer Staples	36,523

	Energy — 1.4%
	Energy Equipment & Services — 0.1%
2,000	Schlumberger S.A., (France), 2.650%, 01/15/16 (e)	2,087

	Oil, Gas & Consumable Fuels — 1.3%
	BP Capital Markets plc, (United Kingdom),
3,000	3.125%, 10/01/15	3,162
4,100	3.625%, 05/08/14	4,219
11,025	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	11,529
500	EOG Resources Canada, Inc., (Canada), 4.750%, 03/15/14 (e)	517
6,900	Petro-Canada, (Canada), 4.000%, 07/15/13	6,927

		26,354

	Total Energy	28,441

	Financials — 27.8%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
6,550	0.700%, 03/04/16	6,522
7,395	VAR, 0.546%, 07/28/14	7,409
11,100	CDP Financial, Inc., (Canada), 3.000%, 11/25/14 (e)	11,495
	Goldman Sachs Group, Inc. (The),
4,778	5.250%, 10/15/13	4,857
17,000	VAR, 1.276%, 07/29/13	17,028
2,130	Northern Trust Corp., 4.625%, 05/01/14	2,213
2,673	UBS AG, (Switzerland), 2.250%, 08/12/13	2,681

		52,205

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 15.9%
5,150	ABN AMRO Bank N.V., (Netherlands), 3.000%, 01/31/14 (e) (m)	5,225
	Bank of Nova Scotia, (Canada),
13,855	0.750%, 10/09/15	13,861
1,100	2.375%, 12/17/13	1,112
1,550	3.400%, 01/22/15	1,619
4,877	VAR, 1.317%, 01/12/15	4,937
	BB&T Corp.,
3,082	3.375%, 09/25/13	3,110
10,870	5.700%, 04/30/14	11,380
6,575	VAR, 0.976%, 04/28/14	6,607
	Canadian Imperial Bank of Commerce,
4,196	0.900%, 10/01/15	4,205
3,962	2.350%, 12/11/15	4,115
10,000	Commonwealth Bank of Australia, (Australia), VAR, 0.556%, 01/29/15 (e)	10,017
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
9,120	1.850%, 01/10/14	9,200
33,727	4.200%, 05/13/14 (e)	34,902
1,600	VAR, 0.627%, 04/14/14	1,605
2,600	Credit Suisse, (Switzerland), 2.200%, 01/14/14	2,629
	HSBC Bank plc, (United Kingdom),
8,887	1.625%, 08/12/13 (e)	8,908
2,700	VAR, 0.925%, 08/12/13 (e)	2,703
14,020	VAR, 1.078%, 01/17/14 (e)	14,086
3,200	HSBC Bank USA N.A., 4.625%, 04/01/14	3,305
10,400	ING Bank N.V., (Netherlands), VAR, 1.681%, 06/09/14 (e)	10,507
5,600	Mellon Funding Corp., VAR, 0.425%, 05/15/14	5,602
	National Australia Bank Ltd., (Australia),
1,000	3.750%, 03/02/15 (e)	1,052
10,950	VAR, 0.576%, 01/22/15 (e)	10,959
6,600	National Bank of Canada, (Canada), 1.500%, 06/26/15	6,689
	PNC Funding Corp.,
11,150	3.000%, 05/19/14	11,417
4,811	3.625%, 02/08/15	5,041
1,000	5.400%, 06/10/14	1,050
	Royal Bank of Canada, (Canada),
11,100	1.450%, 10/30/14	11,244
16,000	VAR, 0.510%, 01/06/15	16,008
11,000	VAR, 0.650%, 03/08/16	11,021
2,850	VAR, 0.976%, 10/30/14	2,874
	Standard Chartered plc, (United Kingdom),
9,518	3.850%, 04/27/15 (e)	9,998
3,134	5.500%, 11/18/14 (e)	3,329
20,000	Toronto-Dominion Bank (The), (Canada), VAR, 0.453%, 05/01/15	20,004
550	U.S. Bancorp, 3.150%, 03/04/15	575
750	U.S. Bank N.A., 6.300%, 02/04/14	779
3,500	Wachovia Bank N.A., VAR, 0.653%, 11/03/14	3,508
	Wells Fargo & Co.,
15,012	1.250%, 02/13/15	15,153
5,337	3.750%, 10/01/14	5,556
8,290	VAR, 1.205%, 06/26/15	8,404
11,100	Westpac Banking Corp., (Australia), VAR, 0.526%, 01/29/15 (e)	11,097

		315,393

	Consumer Finance — 3.1%
	American Express Co.,
1,200	4.875%, 07/15/13	1,206
10,700	7.250%, 05/20/14	11,388
6,488	American Express Credit Corp., 5.125%, 08/25/14	6,846
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,767
10,200	VAR, 0.648%, 05/26/16 (e)	10,211
3,700	John Deere Capital Corp., VAR, 0.814%, 09/22/14	3,723
	PACCAR Financial Corp.,
2,100	0.750%, 05/16/16	2,089
4,000	1.550%, 09/29/14	4,055
	Toyota Motor Credit Corp.,
2,250	0.875%, 07/17/15	2,260
6,150	VAR, 0.430%, 03/10/15	6,155
8,200	VAR, 0.564%, 05/17/16	8,202

		61,902

	Diversified Financial Services — 1.7%
	General Electric Capital Corp.,
16,900	2.150%, 01/09/15	17,296
12,950	4.750%, 09/15/14	13,616
500	VAR, 0.400%, 12/20/13	500
1,100	VAR, 0.880%, 01/08/16	1,106

		32,518

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 3.2%
2,000	Berkshire Hathaway, Inc., VAR, 0.975%, 08/15/14	2,016
3,150	Jackson National Life Global Funding, VAR, 0.470%, 03/17/14 (e)	3,143
	MetLife Institutional Funding II,
1,000	1.625%, 04/02/15 (e)	1,014
7,900	VAR, 0.668%, 01/06/15 (e)	7,915
11,680	VAR, 1.182%, 04/04/14 (e)	11,763
	Metropolitan Life Global Funding I,
2,565	5.200%, 09/18/13 (e)	2,601
1,250	VAR, 0.680%, 12/12/13 (e)	1,252
5,400	New York Life Global Funding, 3.000%, 05/04/15 (e)	5,646
	Pricoa Global Funding I,
11,399	5.450%, 06/11/14 (e)	11,969
7,600	VAR, 0.483%, 09/27/13 (e)	7,602
8,300	Principal Life Global Funding II, VAR, 0.440%, 09/19/14 (e)	8,298

		63,219

	Real Estate Investment Trusts (REITs) — 1.3%
1,000	Boston Properties LP, 5.625%, 04/15/15	1,086
	HCP, Inc.,
7,094	2.700%, 02/01/14	7,185
3,375	5.650%, 12/15/13	3,465
	Simon Property Group LP,
3,172	5.100%, 06/15/15	3,449
10,100	6.750%, 05/15/14	10,522

		25,707

	Total Financials	550,944

	Health Care — 2.2%
	Biotechnology — 0.5%
8,872	Gilead Sciences, Inc., 2.400%, 12/01/14	9,088

	Health Care Equipment & Supplies — 1.0%
7,886	Covidien International Finance S.A., (Luxembourg), 1.875%, 06/15/13	7,891
10,462	St. Jude Medical, Inc., 2.200%, 09/15/13	10,511
2,360	Zimmer Holdings, Inc., 1.400%, 11/30/14	2,381

		20,783

	Health Care Providers & Services — 0.1%
1,050	Cardinal Health, Inc., 5.500%, 06/15/13	1,052

	Pharmaceuticals — 0.6%
11,500	Takeda Pharmaceutical Co., Ltd, (Japan), 1.031%, 03/17/15 (e)	11,560

	Total Health Care	42,483

	Industrials — 1.5%
	Aerospace & Defense — 0.2%
3,200	BAE Systems Holdings, Inc., 4.950%, 06/01/14 (e)	3,324

	Electrical Equipment — 0.4%
	Eaton Corp.,
2,250	5.950%, 03/20/14	2,346
5,485	VAR, 0.610%, 06/16/14	5,498

		7,844

	Industrial Conglomerates — 0.5%
9,200	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 9.500%, 04/15/14	9,875

	Machinery — 0.1%
2,000	Caterpillar, Inc., 7.000%, 12/15/13	2,070

	Road & Rail — 0.3%
5,150	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	5,159
1,616	Ryder System, Inc., 5.850%, 03/01/14	1,677

		6,836

	Total Industrials	29,949

	Materials — 0.3%
	Metals & Mining — 0.3%
6,055	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	6,503

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.0%
	AT&T, Inc.,
2,727	0.875%, 02/13/15	2,734
11,860	5.100%, 09/15/14	12,532
	BellSouth Corp.,
4,000	4.117%, 04/26/14 (e)	4,123
1,149	5.200%, 09/15/14	1,215
2,000	British Telecommunications plc, (United Kingdom), VAR, 1.405%, 12/20/13	2,011
	Deutsche Telekom International Finance B.V., (Netherlands),
4,000	5.250%, 07/22/13	4,024
11,966	5.875%, 08/20/13	12,100
2,395	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	2,552
	Verizon Communications, Inc.,
2,180	1.250%, 11/03/14	2,199
15,400	1.950%, 03/28/14	15,586

		59,076

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Wireless Telecommunication Services — 0.7%
	America Movil S.A.B. de C.V., (Mexico),
8,678	5.500%, 03/01/14 (m)	8,957
4,300	5.750%, 01/15/15	4,615
1,300	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	1,343

		14,915

	Total Telecommunication Services	73,991

	Utilities — 2.6%
	Electric Utilities — 1.2%
800	Indiana Michigan Power Co., 5.050%, 11/15/14	846
5,725	NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	5,774
3,085	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	3,200
3,705	Northeast Utilities, VAR, 1.030%, 09/20/13	3,710
10,273	Progress Energy, Inc., 6.050%, 03/15/14	10,698

		24,228

	Independent Power Producers & Energy Traders — 0.6%
10,350	Exelon Generation Co. LLC, 5.350%, 01/15/14	10,644

	Multi-Utilities — 0.8%
10,860	Dominion Resources, Inc., 1.800%, 03/15/14	10,961
5,300	Sempra Energy, 2.000%, 03/15/14	5,353

		16,314

	Total Utilities	51,186

	Total Corporate Bonds (Cost $872,254)	872,446

	Municipal Bond — 0.4%
	Wisconsin — 0.4%
8,200	Wisconsin Housing & Economic Development Authority, Series B, Rev., VAR, LOC: Fortis Bank S.A., 0.450%, 06/11/13 (Cost $8,200)	8,200

	U.S. Government Agency Securities — 4.4%
5,000	Federal Farm Credit Banks, VAR, 0.178%, 10/20/14	5,001
	Federal Home Loan Banks,
20,000	0.350%, 06/24/15	19,974
20,000	0.550%, 06/03/16	19,933
5,000	0.750%, 06/17/16	4,996
4,500	2.375%, 03/14/14	4,577
17,400	Federal Home Loan Mortgage Corp., 0.500%, 09/25/15	17,416
16,300	Federal National Mortgage Association, 0.600%, 03/04/16	16,273

	Total U.S. Government Agency Securities (Cost $88,271)	88,170

	U.S. Treasury Obligation — 1.5%
30,700	U.S. Treasury Note, 0.250%, 09/30/14 (m) (Cost $30,680)	30,720

	Total Long-Term Investments (Cost $1,320,209)	1,320,359

	Short-Term Investments — 37.0%
	Certificates of Deposit — 15.5%
11,000	Australia & New Zealand Banking Group Ltd., 0.526%, 01/29/15	11,002
	Banco del Estado de Chile
4,500	0.360%, 06/14/13	4,500
4,500	0.630%, 11/27/13	4,508
5,000	0.650%, 10/18/13	5,007
10,500	0.760%, 09/20/13	10,517
6,500	0.850%, 07/26/13	6,507
	Bank of Montreal
3,500	0.440%, 03/19/14	3,504
22,100	0.455%, 07/24/14	22,123
1,000	0.733%, 10/03/13	1,002
	Bank of Tokyo-Mitsubishi UFJ Ltd.
3,000	0.400%, 03/07/14	3,001
20,000	0.420%, 02/11/14	20,016
10,000	0.540%, 11/13/13	10,013
	Barclays Bank plc
7,700	0.750%, 02/14/14	7,716
18,000	0.780%, 02/03/14	18,041
4,000	0.790%, 10/29/13	4,009
2,000	0.810%, 11/14/13	2,005
	BNP Paribas
10,800	0.650%, 06/03/14	10,835
20,000	0.690%, 04/17/14	20,014
3,000	Branch Banking & Trust Co., 0.480%, 07/26/13	3,002
	Canadian Imperial Bank of Commerce
12,800	0.415%, 08/11/14	12,799
8,200	0.636%, 07/31/14	8,223
5,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.456%, 07/25/14	5,503

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Certificates of Deposit — Continued
	Deutsche Bank AG
6,000	0.600%, 04/17/14	6,001
5,000	0.630%, 03/14/14	5,003
14,100	0.720%, 01/08/14	14,122
5,000	0.750%, 10/16/13	5,008
	Landesbank Hessen-Thueringen Girozentrale
10,000	0.410%, 11/15/13	10,001
10,000	0.420%, 10/11/13	10,006
10,000	Lloyds TSB Bank plc, 0.340%, 10/15/13	10,002
3,300	Mizuho Corporate Bank, 0.270%, 10/09/13	3,300
7,400	National Bank of Canada, 0.490%, 08/21/13	7,404
10,000	Norinchukin Bank, 0.320%, 10/15/13	10,001
2,000	Skandinaviska Enskilda Banken AB, 0.280%, 11/20/13	2,000
	Sumitomo Mitsui Banking Corp.
5,000	0.600%, 10/22/13	5,006
2,400	0.630%, 09/20/13	2,403
4,000	0.680%, 09/06/13	4,004
3,600	0.740%, 08/15/13	3,604
6,500	0.810%, 07/05/13	6,504
10,000	UBS AG, 0.515%, 05/30/14	10,001

	Total Certificates of Deposit (Cost $307,900)	308,217

	Commercial Paper — 10.8%
4,500	BP Capital Markets plc, 0.563%, 08/15/13 (e) (n)	4,499
10,000	British Telecommunications plc, 0.756%, 03/27/14 (e) (n)	9,949
3,000	Daimler Finance North America LLC, 1.010%, 09/10/13 (e) (n)	2,997
12,300	DIRECTV Holdings LLC, 0.602%, 06/04/13 (e) (n)	12,299
	Electricite de France S.A.,
10,300	0.603%, 01/15/14 (e) (n)	10,271
14,200	0.807%, 01/10/14 (e) (n)	14,162
16,900	HSBC Bank plc, 0.466%, 09/13/13 (e) (n)	16,913
10,500	ING U.S. Funding LLC, 0.552%, 11/08/13 (n)	10,484
30,000	Natixis U.S. Finance Co. LLC, 0.140%, 06/03/13 (n)	29,999
30,000	Newport Funding Corp., 0.120%, 06/03/13 (e) (n)	30,000
	Reckitt Benckiser Treasury Services plc,
22,750	0.402%, 04/07/14 (e) (n)	22,686
7,950	0.432%, 03/04/14 (e) (n)	7,932
4,300	0.523%, 01/17/14 (e) (n)	4,293
3,000	0.654%, 10/11/13 (e) (n)	2,998
5,200	0.705%, 09/06/13 (e) (n)	5,197
5,000	Starbird Funding Corp., 0.100%, 06/03/13 (e) (n)	5,000
	Tesco Treasury Services plc,
7,250	0.401%, 08/16/13 (e) (n)	7,245
9,500	1.215%, 06/21/13 (e) (n)	9,498
	Vodafone Group plc,
3,400	0.807%, 01/02/14 (e) (n)	3,389
5,400	0.959%, 09/09/13 (e) (n)	5,395

	Total Commercial Paper (Cost $215,059)	215,206

	Repurchase Agreements — 8.4%
47,000	Citigroup Global Markets Holdings, Inc., 1.030%, dated 05/31/13, due 11/08/13, repurchase price $47,217, collateralized by Corporate Notes and Bonds, 0.000% — 5.046%, due 09/25/35 —12/11/49, with a value of $50,814. (i)	47,000
30,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/20/13, repurchase price $30,046, collateralized by Corporate Notes and Bonds, 0.000% — 8.736%, due 12/26/35 — 05/25/47, with a value of $31,500. (i)	30,000
55,000	Morgan Stanley & Co., Inc., 1.280%, dated 05/31/13, due 12/12/13, repurchase price $55,381, collateralized by Corporate Notes and Bonds, 0.000% — 11.875%, due 12/20/13 — 12/31/99, with a value of $57,750. (i)	55,000
33,850	RBS Securities, Inc., 1.330%, dated 05/31/13, due 11/26/13, repurchase price $34,074, collateralized by Corporate Notes and Bonds, 0.000% — 5.366%, due 08/01/16 — 01/12/45, with a value of $36,220. (i)	33,850

	Total Repurchase Agreements (Cost $165,850)	165,850

	Weekly Demand Notes — 2.2%
	Alabama — 0.8%
16,000	Tuscaloosa County Industrial Development Authority, Series A, Rev., VRDO, 0.390%, 06/10/13	16,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Indiana — 0.5%
10,000	Indiana Development Finance Authority, Series B, Rev., VRDO, 0.330%, 06/10/13	10,000

	Pennsylvania — 0.9%
17,570	Sports & Exhibition Authority of Pittsburgh and Allegheny County, Rev., VRDO, 0.580%, 06/10/13	17,570

	Total Weekly Demand Notes (Cost $43,570)	43,570

SHARES
	Investment Company — 0.1%
1,103	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010%, (b) (l) (Cost $1,103)	1,103

	Total Short-Term Investments (Cost $733,482)	733,946

	Total Investments — 103.5% (Cost $2,053,691)	2,054,305

	Liabilities in Excess of Other Assets — (3.5)%	(69,684)

	NET ASSETS — 100.0%	$1,984,621

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275
Aggregate gross unrealized depreciation	(661)

Net unrealized appreciation/depreciation	$614

Federal income tax cost of investments	$2,053,691

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2	Level 3
		Other significant observable inputs	Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,103	$2,053,202	$—	$2,054,305

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.5%
988	ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.943%, 09/25/33 (m)	953
2,601	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.093%, 09/25/33 (m)	2,435
452	Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.563%, 08/25/35 (m)	449
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
2,455	Series 2003-12, Class M1, VAR, 1.318%, 01/25/34 (m)	2,325
1,001	Series 2003-13, Class M1, VAR, 1.213%, 01/25/34 (m)	916
1,070	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.093%, 05/25/34 (m)	998
	Asset-Backed Securities Corp. Home Equity Loan Trust,
629	Series 2004-HE7, Class M2, VAR, 1.768%, 10/25/34 (m)	593
684	Series 2005-HE6, Class M1, VAR, 0.683%, 07/25/35 (m)	683
1,380	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41 (m)	1,412
240	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.573%, 06/25/36 (m)	225
2,427	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.693%, 06/25/34 (m)	2,310
1,900	Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33 (m)	1,866
1,568	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.693%, 07/25/34 (m)	1,504
	Citigroup Mortgage Loan Trust, Inc.,
1,391	Series 2006-WFH2, Class A2A, VAR, 0.343%, 08/25/36 (m)	1,327
485	Series 2007-WFH2, Class A2, VAR, 0.343%, 03/25/37 (m)	484
	Countrywide Asset-Backed Certificates,
811	Series 2002-3, Class M1, VAR, 1.318%, 03/25/32 (m)	753
1,373	Series 2003-3, Class 3A, VAR, 0.733%, 11/25/33 (m)	1,246
617	Series 2004-1, Class M2, VAR, 1.018%, 03/25/34 (m)	595
2,667	Series 2004-3, Class M1, VAR, 0.943%, 06/25/34 (m)	2,482
2,153	Series 2004-5, Class M2, VAR, 1.198%, 07/25/34 (m)	2,049
2,331	Series 2004-ECC2, Class M2, VAR, 1.168%, 12/25/34 (m)	2,198
870	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34 (m)	849
983	First Franklin Mortgage Loan Trust, Series 2005-FF11, Class A2D, VAR, 0.533%, 11/25/35	954
1,199	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.443%, 06/20/33	1,214
463	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1, VAR, 0.913%, 12/25/35	463
	Morgan Stanley ABS Capital I, Inc. Trust,
4,070	Series 2004-HE3, Class M1, VAR, 1.048%, 03/25/34	3,801
1,000	Series 2004-HE7, Class M2, VAR, 1.138%, 08/25/34	953
392	Series 2004-HE7, Class M3, VAR, 1.213%, 08/25/34	368
1,725	Series 2004-HE8, Class M2, VAR, 1.213%, 09/25/34	1,632
571	Series 2004-NC7, Class M3, VAR, 1.168%, 07/25/34	570
1,450	Series 2004-OP1, Class M2, VAR, 1.108%, 11/25/34	1,410
627	Series 2005-NC1, Class M3, VAR, 0.703%, 01/25/35	572
	New Century Home Equity Loan Trust,
296	Series 2004-2, Class M2, VAR, 1.123%, 08/25/34	277
2,226	Series 2004-4, Class M2, VAR, 0.988%, 02/25/35	2,081
902	Series 2005-4, Class A2B, VAR, 0.463%, 09/25/35	896
574	NovaStar Mortgage Funding Trust, Series 2005-3, Class A2C, VAR, 0.473%, 01/25/36	568
	Option Mortgage Loan Trust,
4,240	Series 2004-3, Class M2, VAR, 0.763%, 11/25/34	4,114
65	Series 2004-3, Class M3, VAR, 0.843%, 11/25/34	62
	RAMP Trust,
4,657	Series 2005-EFC4, Class M1, VAR, 0.603%, 09/25/35	4,580
4,775	Series 2005-RS4, Class M1, VAR, 0.623%, 04/25/35	4,680

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Renaissance Home Equity Loan Trust,
931	Series 2003-3, Class M1, VAR, 0.923%, 12/25/33	891
4,049	Series 2005-2, Class AV3, VAR, 0.563%, 08/25/35	3,836
1,006	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	926
393	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.343%, 09/25/36	353
	Structured Asset Investment Loan Trust,
4,504	Series 2004-1, Class M1, VAR, 1.168%, 02/25/34	4,333
7,751	Series 2004-6, Class A3, VAR, 0.993%, 07/25/34	7,328
4,634	Series 2004-7, Class M1, VAR, 1.243%, 08/25/34	4,353
1,491	Series 2004-8, Class M2, VAR, 1.123%, 09/25/34	1,418
	Structured Asset Securities Corp. Mortgage Loan Trust,
169	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	173
535	Series 2005-WF2, Class M2, VAR, 0.613%, 05/25/35	507
	Wells Fargo Home Equity Asset-Backed Securities,
2,000	Series 2005-3, Class M2, VAR, 0.623%, 11/25/35	1,867
7	Series 2006-1, Class A3, VAR, 0.343%, 05/25/36	7

	Total Asset-Backed Securities
	(Cost $76,914)	83,839

Collateralized Mortgage Obligations — 6.7%
	Agency CMO — 1.9%
	Federal Home Loan Mortgage Corp. REMIC,
1,644	Series 2936, Class AS, IF, IO, 5.901%, 02/15/35	228
2,931	Series 3203, Class SH, IF, IO, 6.941%, 08/15/36	457
4,078	Series 4056, Class BI, IO, 3.000%, 05/15/27	551
17,624	Series 4091, Class CI, IO, 3.500%, 06/15/27	2,566
9,351	Series 4097, Class CI, IO, 3.000%, 08/15/27	1,241
2,995	Series 4136, Class IN, IO, 3.000%, 11/15/27	372
6,481	Series 4146, Class AI, IO, 3.000%, 12/15/27	815
	Federal National Mortgage Association REMIC,
3,160	Series 2003-130, Class NS, IF, IO, 6.807%, 01/25/34	498
3,609	Series 2005-13, Class SQ, IF, IO, 5.907%, 03/25/35	540
2,370	Series 2005-67, Class SI, IF, IO, 6.507%, 08/25/35	389
621	Series 2005-69, Class AS, IF, IO, 6.507%, 08/25/35	100
2,390	Series 2006-24, Class QS, IF, IO, 7.007%, 04/25/36	429
1,786	Series 2010-68, Class SJ, IF, IO, 6.357%, 07/25/40	286
4,752	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	403
6,057	Series 2012-25, Class AI, IO, 3.500%, 03/25/27 (m)	879
20,996	Series 2012-98, Class GI, IO, 3.500%, 07/25/27 (m)	3,122
2,982	Series 2012-99, Class ES, IF, IO, 6.507%, 02/25/41 (m)	693
10,703	Series 2012-107, Class GI, IO, 3.500%, 09/25/27 (m)	1,654
19,823	Series 2012-128, Class KI, IO, 3.000%, 11/25/27 (m)	2,668
6,057	Series 2012-144, Class EI, IO, 3.000%, 01/25/28 (m)	796
13,552	Series 2012-145, Class EI, IO, 3.000%, 01/25/28 (m)	1,785
8,817	Series 2012-149, Class MI, IO, 3.000%, 01/25/28 (m)	1,251
10,116	Series 2012-150, Class BI, IO, 3.000%, 01/25/28 (m)	1,337
20,881	Series 2013-5, Class YI, IO, 3.000%, 02/25/28 (m)	2,735
5,375	Series 2013-9, Class IO, IO, 3.000%, 02/25/28 (m)	727
6,523	Series 2013-9, Class YI, IO, 3.500%, 02/25/28 (m)	1,011
7,735	Series 2013-10, Class YI, IO, 3.000%, 02/25/28 (m)	1,084
5,396	Series 2013-15, Class QI, IO, 3.000%, 03/25/28 (m)	723
12,947	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,711
29,063	Series 2013-31, Class YI, IO, 3.500%, 04/25/28 (m)	4,441

		35,492

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 4.8%
	Alternative Loan Trust,
560	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34 (m)	561
811	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35 (m)	784
1,488	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,449
82	Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	73
253	Series 2007-25, Class 2A1, 6.000%, 11/25/22 (m)	248
3,578	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.383%, 12/25/46 (m)	2,501
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S., VAR, 1.191%, 10/01/41	1,379
	Banc of America Alternative Loan Trust,
2,037	Series 2004-9, Class 4A1, 5.500%, 10/25/19 (m)	2,071
683	Series 2006-2, Class 7A1, 6.000%, 03/25/21 (m)	708
1,294	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.916%, 02/25/34 (m)	1,299
EUR 5,003	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S., VAR, 0.470%, 10/16/38	6,072
958	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33 (m)	1,012
EUR 2,245	Berica 8 Residential, (Italy), Series 8, Class A, Reg. S., VAR, 0.537%, 03/31/48	2,688
59	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	59
900	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35 (m)	939
1,905	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37 (m)	1,674
	First Horizon Alternative Mortgage Securities Trust,
982	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	1,005
1,424	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,470
	First Horizon Mortgage Pass-Through Trust,
3,400	Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,445
52	Series 2005-6, Class 1A1, 5.500%, 11/25/35	52
109	Series 2005-8, Class 2A1, 5.250%, 02/25/21	110
2,553	Series 2006-1, Class 1A2, 6.000%, 05/25/36	2,627
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S., VAR, 0.712%, 12/20/54	2,093
EUR 2,250	Series 2007-1, Class 3M1, Reg. S., VAR, 0.652%, 12/20/54	2,690
	GSR Mortgage Loan Trust,
2,206	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	2,305
3,930	Series 2005-5F, Class 4A8, 5.500%, 06/25/35	4,121
5,287	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.508%, 08/19/45	4,757
2,617	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.453%, 06/25/35	2,404
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S., VAR, 0.407%, 10/30/33	1,345
	JP Morgan Mortgage Trust,
112	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	113
1,646	Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,551
1,320	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,289
	Morgan Stanley Mortgage Loan Trust,
1,412	Series 2004-4, Class 2A, VAR, 6.361%, 09/25/34	1,482
381	Series 2004-9, Class 1A, VAR, 5.732%, 11/25/34	370
208	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-3, Class A1B, VAR, 0.453%, 07/25/35	208
GBP 1,736	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S., VAR, 0.926%, 05/15/34	2,422
130	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	110

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Residential Asset Securitization Trust,
5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,477
729	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	677
	RFMSI Trust,
711	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	732
1,904	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	1,926
	Sequoia Mortgage Trust,
1,991	Series 2003-8, Class A1, VAR, 0.838%, 01/20/34	1,944
11,650	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	11,282
2,493	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.633%, 03/25/46	1,896
4,032	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,971
712	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.545%, 12/25/33	588
EUR 2,797	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S., VAR, 0.305%, 06/26/39	3,158
627	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	611
90	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	87

		90,835

	Total Collateralized Mortgage Obligations
	(Cost $122,834)	126,327

Commercial Mortgage-Backed Securities — 5.8%
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45 (m)	2,149
4,050	Series 2006-2, Class AJ, VAR, 5.764%, 05/10/45	4,260
1,900	Series 2006-4, Class AM, 5.675%, 07/10/46 (m)	2,126
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,315	Series 2005-4, Class A5B, VAR, 4.997%, 07/10/45 (m)	6,800
1,300	Series 2005-4, Class B, VAR, 5.118%, 07/10/45 (m)	1,303
	Bear Stearns Commercial Mortgage Securities Trust,
1,150	Series 2006-PW11, Class AJ, VAR, 5.447%, 03/11/39 (m)	1,196
6,495	Series 2006-PW13, Class AM, VAR, 5.582%, 09/11/41 (m)	7,251
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38 (m)	4,096
2,180	Series 2007-PW16, Class AM, VAR, 5.714%, 06/11/40 (m)	2,470
3,600	Series 2007-PW17, Class AJ, VAR, 5.888%, 06/13/50 (m)	3,576
	CD Mortgage Trust,
650	Series 2006-CD3, Class AJ, 5.688%, 10/15/48 (m)	625
6,600	Series 2007-CD5, Class AJ, VAR, 6.120%, 11/15/44 (m)	7,167
2,500	Series 2007-CD5, Class AM, VAR, 6.120%, 11/15/44 (m)	2,889
1,000	Citigroup Commercial Mortgage Trust, Series 2013-GCJ11, Class D, VAR, 3.716%, 04/12/46 (m)	925
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	790
700	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, VAR, 5.100%, 08/15/38 (m)	750
7,900	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, VAR, 5.788%, 08/10/45	8,951
4,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, VAR, 5.449%, 12/12/44	4,385
1,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,548
2,710	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, 5.378%, 11/15/38	2,973
	Merrill Lynch Mortgage Trust,
1,600	Series 2005-CIP1, Class AM, VAR, 5.107%, 07/12/38	1,717
3,375	Series 2005-CKI1, Class B, VAR, 5.281%, 11/12/37	3,430
	ML-CFC Commercial Mortgage Trust,
2,575	Series 2006-4, Class AJ, VAR, 5.239%, 12/12/49	2,538

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Commercial Mortgage-Backed Securities — Continued
	5,395	Series 2006-4, Class AM, VAR, 5.204%, 12/12/49	5,953
	1,400	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, VAR, 4.300%, 05/15/46 (e)	1,274
		Morgan Stanley Capital I Trust,
	750	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	830
	3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,345
		Wachovia Bank Commercial Mortgage Trust,
	3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,752
	3,477	Series 2005-C21, Class F, VAR, 5.239%, 10/15/44 (e)	3,400
	3,852	Series 2006-C26, Class AM, VAR, 5.968%, 06/15/45	4,322
	5,050	Series 2006-C27, Class AM, VAR, 5.795%, 07/15/45	5,625
	3,250	Series 2007-C34, Class AJ, VAR, 5.970%, 05/15/46	3,286
		WFRBS Commercial Mortgage Trust,
	840	Series 2011-C5, Class D, VAR, 5.636%, 11/15/44 (e)	925
	1,500	Series 2013-C12, Class AS, 3.560%, 03/15/48	1,521

		Total Commercial Mortgage-Backed Securities (Cost $108,962)	108,148

	Convertible Bonds — 1.8%
		Consumer Discretionary — 1.0%
		Auto Components — 0.3%
	2,456	TRW Automotive, Inc., 3.500%, 12/01/15	5,356

		Hotels, Restaurants & Leisure — 0.2%
	3,580	MGM Resorts International, 4.250%, 04/15/15	4,070

		Household Durables — 0.3%
	3,790	Jarden Corp., 1.875%, 09/15/18 (e)	4,538

		Textiles, Apparel & Luxury Goods — 0.2%
	3,640	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	4,213

		Total Consumer Discretionary	18,177

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
	2,550	Chesapeake Energy Corp., 2.750%, 11/15/35 (m)	2,601

		Financials — 0.2%
		Diversified Financial Services — 0.2%
	3,000	Billion Express Investments Ltd., (United Kingdom), 0.750%, 10/18/15	3,068

		Industrials — 0.2%
		Electrical Equipment — 0.2%
	3,058	General Cable Corp., SUB, 4.500%, 11/15/29	3,792

		Information Technology — 0.3%
		Software — 0.3%
	5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,631

		Total Convertible Bonds (Cost $32,562)	33,269

	Corporate Bonds — 63.1%
		Consumer Discretionary — 10.0%
		Auto Components — 1.3%
	4,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e) (m)	4,871
		American Axle & Manufacturing, Inc.,
	2,500	6.250%, 03/15/21 (m)	2,603
	2,100	7.750%, 11/15/19 (m)	2,394
		Goodyear Tire & Rubber Co. (The),
	3,750	8.250%, 08/15/20	4,177
	2,015	8.750%, 08/15/20	2,352
EUR	1,800	Schaeffler Finance B.V., (Netherlands), Reg. S., 7.750%, 02/15/17	2,674
	1,085	UCI International, Inc., 8.625%, 02/15/19	1,123
	3,902	Visteon Corp., 6.750%, 04/15/19	4,165

			24,359

		Automobiles — 1.0%
	5,460	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	6,170
	7,685	Daimler Finance North America LLC, 1.300%, 07/31/15 (e) (m)	7,730
EUR	1,500	Fiat Industrial Finance Europe S.A., (Luxembourg), Reg. S., 6.250%, 03/09/18	2,194
	3,100	Ford Motor Co., 4.750%, 01/15/43	2,884

			18,978

		Distributors — 0.3%
		HD Supply, Inc.,
	1,995	8.125%, 04/15/19	2,214
	2,000	11.000%, 04/15/20	2,403

			4,617

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Consumer Services — 0.2%
	2,480	Service Corp. International, 7.000%, 05/15/19	2,678
	980	ServiceMaster Co., 7.000%, 08/15/20	972

			3,650

		Hotels, Restaurants & Leisure — 1.2%
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (m)	2,486
	1,660	11.250%, 06/01/17	1,735
	1,830	Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.000%, 02/15/20 (e) (m)	1,761
	3,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	3,221
	4,810	MGM Resorts International, 8.625%, 02/01/19	5,688
	5,620	Sabre, Inc., 8.500%, 05/15/19 (e)	6,196
	2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,194

			23,281

		Household Durables — 0.2%
		Jarden Corp.,
	2,812	7.500%, 05/01/17	3,199
	1,000	7.500%, 01/15/20	1,080

			4,279

		Internet & Catalog Retail — 0.1%
	2,655	Amazon.com, Inc., 2.500%, 11/29/22 (m)	2,519

		Media — 4.1%
		AMC Entertainment, Inc.,
	1,810	8.750%, 06/01/19 (m)	1,986
	1,250	9.750%, 12/01/20 (m)	1,444
	1,655	CC Holdings GS V LLC, 2.381%, 12/15/17 (e) (m)	1,662
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	4,050	7.375%, 06/01/20 (m)	4,521
	1,710	7.875%, 04/30/18 (m)	1,811
	6,585	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e) (m)	6,947
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
	5,355	5.000%, 03/01/21 (m)	5,922
	3,280	5.150%, 03/15/42 (m)	3,187
		DISH DBS Corp.,
	575	5.875%, 07/15/22 (m)	577
	1,610	6.250%, 05/15/23 (e) (m)	1,610
	2,180	6.750%, 06/01/21 (m)	2,305
	150	7.125%, 02/01/16 (m)	164
	3,965	7.875%, 09/01/19 (m)	4,446
	1,500	Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,639
		Intelsat Jackson Holdings S.A., (Luxembourg),
	2,880	6.625%, 12/15/22 (e)	2,999
	2,400	7.250%, 10/15/20	2,604
	450	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17	476
EUR	1,200	Kabel Deutschland Vertrieb und Service GmbH, (Germany), Reg. S., 6.500%, 06/29/18	1,661
	3,765	NBCUniversal Media LLC, 4.375%, 04/01/21	4,201
	1,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	1,065
	3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	3,480
		Sinclair Television Group, Inc.,
	2,300	5.375%, 04/01/21 (e)	2,289
	1,700	8.375%, 10/15/18	1,878
	5,685	Time Warner Cable, Inc., 5.500%, 09/01/41	5,771
EUR	1,800	TVN Finance Corp. III AB, (Sweden), Reg. S., 7.875%, 11/15/18	2,456
EUR	1,500	Unitymedia KabelBW GmbH, (Germany), Reg. S., 9.500%, 03/15/21	2,246
	3,420	Viacom, Inc., 4.375%, 03/15/43 (e)	3,088
	3,475	WPP Finance 2010, (United Kingdom), 3.625%, 09/07/22	3,420
	EUR 800	Ziggo Bond Co. B.V., (Netherlands), Reg. S., 8.000%, 05/15/18	1,127

			76,982

		Multiline Retail — 0.4%
		JC Penney Corp., Inc.,
	1,715	5.750%, 02/15/18	1,535
	1,940	6.375%, 10/15/36	1,615
	1,200	7.950%, 04/01/17	1,185
		Macy’s Retail Holdings, Inc.,
	2,650	4.300%, 02/15/43	2,401
	727	5.125%, 01/15/42	741

			7,477

		Specialty Retail — 1.1%
	4,065	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	4,573
	2,375	J. Crew Group, Inc., 8.125%, 03/01/19	2,530
	1,250	Michael’s Stores, Inc., 7.750%, 11/01/18	1,356

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Specialty Retail — Continued
	4,507	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	5,059
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,517
	4,005	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	4,235

			20,270

		Textiles, Apparel & Luxury Goods — 0.1%
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,102

		Total Consumer Discretionary	187,514

		Consumer Staples — 3.5%
		Beverages — 0.5%
		Constellation Brands, Inc.,
	2,000	3.750%, 05/01/21	1,950
	2,000	4.250%, 05/01/23	1,965
	2,290	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,261
	2,900	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	3,048

			9,224

		Food & Staples Retailing — 0.2%
	1,970	CVS Caremark Corp., 5.750%, 05/15/41 (m)	2,320
	1,415	Rite Aid Corp., 9.250%, 03/15/20	1,597

			3,917

		Food Products — 1.4%
	4,559	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	5,004
	1,815	ConAgra Foods, Inc., 4.650%, 01/25/43 (m)	1,777
	4,695	Del Monte Corp., 7.625%, 02/15/19 (m)	4,865
EUR	1,800	Foodcorp Pty Ltd., (South Africa), Reg. S., 8.750%, 03/01/18	2,597
	5,995	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	5,950
	4,200	Kraft Foods Group, Inc., 2.250%, 06/05/17	4,299
	1,725	Post Holdings, Inc., 7.375%, 02/15/22	1,921

			26,413

		Household Products — 0.9%
	4,760	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	4,962
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	1,160	5.750%, 10/15/20	1,177
	6,560	9.000%, 04/15/19	6,888
	500	9.875%, 08/15/19	545
	2,050	Spectrum Brands, Inc., 9.500%, 06/15/18	2,268
			15,840
		Tobacco — 0.5%
		Altria Group, Inc.,
	5,900	2.850%, 08/09/22 (m)	5,619
	1,805	4.250%, 08/09/42 (m)	1,592
	2,700	Philip Morris International, Inc., 3.875%, 08/21/42	2,430
			9,641
		Total Consumer Staples	65,035
		Energy — 4.6%
		Oil, Gas & Consumable Fuels — 4.6%
		Arch Coal, Inc.,
	2,250	7.250%, 06/15/21 (m)	1,991
	100	8.750%, 08/01/16 (m)	103
		BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
	580	7.875%, 04/15/22 (m)	629
	3,114	8.625%, 10/15/20 (m)	3,426
	3,310	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22 (m)	3,255
	3,080	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	3,450
	4,175	Dolphin Energy Ltd., (United Arab Emirates), Reg. S., 5.500%, 12/15/21	4,739
		Energy Transfer Partners LP,
	3,070	4.650%, 06/01/21 (m)	3,288
	515	6.050%, 06/01/41 (m)	551
	2,890	6.500%, 02/01/42 (m)	3,254
	5,475	EOG Resources, Inc., 2.625%, 03/15/23 (m)	5,275
	3,370	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	3,821
	1,550	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19 (m)	1,674
		Kinder Morgan Energy Partners LP,
	1,900	3.950%, 09/01/22	1,964
	3,550	5.000%, 03/01/43	3,499
		Linn Energy LLC/Linn Energy Finance Corp.,
	965	6.250%, 11/01/19 (e)	972
	3,996	7.750%, 02/01/21	4,236
	3,835	Marathon Petroleum Corp., 6.500%, 03/01/41	4,611
	2,870	Peabody Energy Corp., 6.250%, 11/15/21	2,999

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	3,085	Petrohawk Energy Corp., 7.875%, 06/01/15	3,153
	4,720	Phillips 66, 4.300%, 04/01/22	5,090
	5,635	Plains Exploration & Production Co., 6.500%, 11/15/20	6,241
	4,280	Reliance Holdings USA, Inc., Reg. S., 5.400%, 02/14/22	4,665
EUR	6,300	Repsol International Finance B.V., (Netherlands), Reg. S., 4.375%, 02/20/18	8,942
	1,450	SandRidge Energy, Inc., 7.500%, 03/15/21	1,493
	3,610	Total Capital International S.A., (France), 2.700%, 01/25/23	3,520

		Total Energy	86,841

		Financials — 22.8%
		Capital Markets — 2.6%
EUR	4,250	Credit Agricole Home Loan SFH, (France), Reg. S., 2.500%, 06/24/15	5,758
	4,135	Deutsche Bank AG, (Germany), VAR, 4.296%, 05/24/28 (m)	3,988
		Goldman Sachs Group, Inc. (The),
	7,340	2.375%, 01/22/18	7,378
	6,435	3.625%, 01/22/23	6,345
		Morgan Stanley,
	7,590	3.750%, 02/25/23	7,528
	2,715	5.500%, 07/28/21	3,062
	1,265	6.375%, 07/24/42	1,486
		UBS AG, (Switzerland),
	5,985	7.625%, 08/17/22	6,823
EUR	4,600	VAR, 4.280%, 04/15/15 (x)	6,000
GBP	787	VAR, 5.250%, 06/21/21	1,284

			49,652

		Commercial Banks — 8.8%
EUR	4,200	Abbey National Treasury Services plc, (United Kingdom), 3.375%, 06/08/15	5,776
EUR	6,100	Barclays Bank plc, (United Kingdom), Reg. S., 6.000%, 01/14/21	9,069
	3,737	BBVA Bancomer S.A., (Mexico), Reg. S., 6.750%, 09/30/22	4,214
EUR	4,000	BNZ International Funding Ltd., (New Zealand), Reg. S., 3.125%, 11/23/17	5,707
EUR	1,400	BPCE S.A., (France), VAR, 9.000%, 03/17/15 (x)	1,897
		CIT Group, Inc.,
	1,075	4.250%, 08/15/17 (m)	1,107
	2,880	5.250%, 03/15/18 (m)	3,096
EUR	4,000	Commonwealth Bank of Australia, (Australia), Reg. S., 2.625%, 01/12/17	5,558
EUR	2,850	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), Reg. S., 6.875%, 03/19/20	4,134
	7,196	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	8,141
		Danske Bank A/S, (Denmark),
GBP	1,600	4.000%, 12/09/15	2,583
GBP	1,000	VAR, 5.375%, 09/29/21	1,565
GBP	1,650	DNB Bank ASA, (Norway), Reg. S., VAR, 6.012%, 03/29/17 (x)	2,620
GBP	3,398	HSBC Bank Capital Funding Sterling LP, (United Kingdom), VAR, 5.844%, 11/05/31 (x)	5,215
GBP	2,400	HSBC Holdings plc, (United Kingdom), 5.750%, 12/20/27	4,083
EUR	400	Intesa Sanpaolo S.p.A., (Italy), Reg. S., 4.375%, 10/15/19	538
EUR	2,200	LBG Capital No.2 plc, (United Kingdom), Reg. S., 6.385%, 05/12/20	2,964
		Lloyds TSB Bank plc, (United Kingdom),
EUR	5,950	6.500%, 03/24/20	8,850
GBP	1,871	VAR, 5.750%, 07/09/25	2,912
GBP	1,160	National Westminster Bank plc, (United Kingdom), 6.500%, 09/07/21	1,936
	650	Natixis, (France), VAR, 0.527%, 01/15/19	628
EUR	4,300	Nordea Bank AB, (Sweden), VAR, 4.625%, 02/15/22	6,106
	4,273	PNC Financial Services Group, Inc., VAR, 6.750%, 08/01/21 (x)	4,898
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	2,000	Reg. S., 3.375%, 11/23/16	2,835
EUR	3,150	Reg. S., 4.000%, 03/15/16	4,478
	6,770	Reg. S., VAR, 9.500%, 03/16/22	7,989
EUR	3,400	Santander International Debt S.A.U., (Spain), Reg. S., 4.625%, 03/21/16	4,646
		Skandinaviska Enskilda Banken AB, (Sweden),
EUR	3,465	Reg. S., VAR, 4.000%, 09/12/22	4,849
EUR	2,700	VAR, 7.092%, 12/21/17 (x)	3,913
		Societe Generale S.A., (France),
	2,461	2.750%, 10/12/17	2,526
	1,585	Reg. S., VAR, 6.625%, 06/11/18 (x)	1,633
EUR	2,550	VAR, 6.999%, 12/19/17 (x)	3,440
GBP	2,350	Standard Chartered Bank, (United Kingdom), VAR, 8.103%, 05/11/16 (x)	3,910

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Commercial Banks — Continued
		Standard Chartered plc, (United Kingdom),
	1,300	3.950%, 01/11/23 (e)	1,259
	2,900	Reg. S., 5.700%, 01/25/22	3,176
		Swedbank AB, (Sweden),
	3,235	2.125%, 09/29/17 (e)	3,276
EUR	4,203	Reg. S., VAR, 3.000%, 12/05/22	5,665
	1,909	Turkiye Garanti Bankasi AS, (Turkey), Reg. S., 5.250%, 09/13/22	2,014
		Wells Fargo & Co.,
	2,080	Series M, 3.450%, 02/13/23	2,036
	5,725	Series K, VAR, 7.980%, 03/15/18 (x)	6,706
	1,555	Wells Fargo Bank N.A., VAR, 0.484%, 05/16/16	1,537
EUR	3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S., 3.500%, 06/16/16	5,154

			164,639

		Consumer Finance — 1.7%
		Ally Financial, Inc.,
	2,645	5.500%, 02/15/17 (m)	2,830
	4,755	6.250%, 12/01/17 (m)	5,233
	7,450	Capital One Bank USA N.A., 3.375%, 02/15/23 (m)	7,350
	1,735	Discover Financial Services, 6.450%, 06/12/17 (m)	2,011
		Ford Motor Credit Co. LLC,
	650	5.000%, 05/15/18	716
	9,500	5.750%, 02/01/21	10,747
	1,200	6.625%, 08/15/17	1,396
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18 (e)	1,244
	750	4.250%, 05/15/23 (e)	731

			32,258

		Diversified Financial Services — 3.8%
		Bank of America Corp.,
	12,405	3.300%, 01/11/23 (m)	12,017
	6,375	Series K, VAR, 8.000%, 01/30/18 (m) (x)	7,267
GBP	1,200	Boparan Finance plc, (United Kingdom), Reg. S., 9.875%, 04/30/18	2,033
GBP	1,000	Cabot Financial Luxembourg S.A., (Luxembourg), Reg. S., 10.375%, 10/01/19	1,724
		Citigroup, Inc.,
	7,675	4.500%, 01/14/22 (m)	8,312
	7,875	Series D, VAR, 5.350%, 05/15/23 (m) (x)	7,777
	2,645	Deutsche Bank Capital Funding Trust VII, VAR, 5.628%, 01/19/16 (e) (m) (x)	2,592
GBP	2,300	Gatwick Funding Ltd., (United Kingdom), Reg. S., 5.250%, 01/23/24	3,970
		General Electric Capital Corp.,
	3,550	1.625%, 04/02/18	3,522
	3,240	5.875%, 01/14/38	3,697
	9,325	VAR, 6.375%, 11/15/67	9,943
	3,655	ING U.S., Inc., VAR, 5.650%, 05/15/53 (e)	3,673
EUR	650	KION Finance S.A., (Luxembourg), Reg. S., 7.875%, 04/15/18	908
GBP	1,000	Lowell Group Financing plc, (United Kingdom), Reg. S., 10.750%, 04/01/19	1,711
GBP	1,000	Thames Water Kemble Finance plc, (United Kingdom), Reg. S., 7.750%, 04/01/19	1,694

			70,840

		Insurance — 2.9%
GBP	770	Aegon N.V., (Netherlands), 6.625%, 12/16/39	1,453
EUR	2,500	Allianz SE, (Germany), Reg. S., VAR, 5.625%, 10/17/42	3,661
		American International Group, Inc.,
	1,370	6.250%, 03/15/37 (m)	1,507
	5,580	6.400%, 12/15/20 (m)	6,745
EUR	1,800	AXA S.A., (France), Reg. S., VAR, 5.125%, 07/04/43	2,388
GBP	700	Direct Line Insurance Group plc, (United Kingdom), Reg. S., VAR, 9.250%, 04/27/42	1,345
EUR	2,900	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.000%, 06/30/43	4,081
		Hartford Financial Services Group, Inc.,
	5,385	5.125%, 04/15/22	6,139
	297	6.625%, 03/30/40	375
	2,320	MetLife, Inc., 6.400%, 12/15/36	2,622
GBP	2,200	Muenchener Rueckversicherungs AG, (Germany), Reg. S., VAR, 6.625%, 05/26/42	3,967
GBP	2,300	Old Mutual plc, (United Kingdom), Reg. S., 8.000%, 06/03/21	3,855
	2,345	Prudential Financial, Inc., VAR, 5.875%, 09/15/42	2,536
		Standard Life plc, (United Kingdom),
GBP	2,195	Reg. S., VAR, 5.500%, 12/04/42	3,531
GBP	759	VAR, 6.750%, 07/12/27 (x)	1,278

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Insurance — Continued
	1,225	Swiss RE Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (x)	1,314
	900	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	850
GBP	2,400	Swiss Reinsurance Co. via ELM B.V., (Netherlands), Reg. S., VAR, 6.302%, 05/25/19 (x)	3,884
GBP	1,600	Zurich Finance UK plc, (United Kingdom), VAR, 6.625%, 10/02/22 (x)	2,723
			54,254

		Real Estate Investment Trusts (REITs) — 2.2%
	3,715	American Tower Corp., 3.500%, 01/31/23 (m)	3,602
	3,000	AvalonBay Communities, Inc., 2.950%, 09/15/22 (m)	2,910
	3,095	Boston Properties LP, 3.125%, 09/01/23 (m)	2,998
	920	Camden Property Trust, 4.625%, 06/15/21 (m)	1,011
		DDR Corp.,
	3,865	4.625%, 07/15/22 (m)	4,130
	1,640	7.875%, 09/01/20 (m)	2,088
		ERP Operating LP,
	2,075	3.000%, 04/15/23 (m)	1,999
	350	4.625%, 12/15/21 (m)	385
	3,040	Geo Group, Inc. (The), 6.625%, 02/15/21	3,314
		HCP, Inc.,
	1,250	3.150%, 08/01/22	1,217
	3,350	5.375%, 02/01/21	3,848
	2,810	Liberty Property LP, 3.375%, 06/15/23	2,727
		Ventas Realty LP/Ventas Capital Corp.,
	4,370	3.250%, 08/15/22	4,277
	2,215	4.000%, 04/30/19	2,393
	1,330	4.250%, 03/01/22	1,408
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22	3,207

			41,514

		Real Estate Management & Development — 0.1%
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e)	1,937

		Thrifts & Mortgage Finance — 0.7%
EUR	3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15	4,311
		Nationwide Building Society, (United Kingdom),
	1,645	4.650%, 02/25/15 (e)	1,736
EUR	5,000	Reg. S., VAR, 4.125%, 03/20/23	6,498

			12,545

		Total Financials	427,639

		Health Care — 5.5%
		Biotechnology — 0.1%
	2,200	Gilead Sciences, Inc., 4.400%, 12/01/21	2,435

		Health Care Equipment & Supplies — 0.7%
	2,355	Accellent, Inc., 8.375%, 02/01/17 (m)	2,479
	4,695	Biomet, Inc., 6.500%, 08/01/20 (e) (m)	4,941
		DJO Finance LLC/DJO Finance Corp.,
	1,500	7.750%, 04/15/18 (m)	1,553
	1,545	8.750%, 03/15/18 (m)	1,707
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,706

			13,386

		Health Care Providers & Services — 2.9%
	2,115	Aetna, Inc., 2.750%, 11/15/22 (m)	2,025
	3,610	Cigna Corp., 4.375%, 12/15/20 (m)	3,963
	2,290	Coventry Health Care, Inc., 5.450%, 06/15/21 (m)	2,654
	2,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	2,669
		Express Scripts Holding Co.,
	4,975	3.900%, 02/15/22 (m)	5,257
	3,615	4.750%, 11/15/21 (m)	4,041
	750	HCA Holdings, Inc., 7.750%, 05/15/21	829
		HCA, Inc.,
	940	6.500%, 02/15/20	1,060
	5,457	7.500%, 02/15/22	6,357
	4,710	Health Management Associates, Inc., 7.375%, 01/15/20	5,140
		HealthSouth Corp.,
	1,260	7.250%, 10/01/18	1,359
	1,449	7.750%, 09/15/22	1,601
	500	8.125%, 02/15/20	554
		Humana, Inc.,
	1,610	3.150%, 12/01/22	1,562
	2,450	4.625%, 12/01/42	2,333
GBP	1,400	Priory Group No. 3 plc, (United Kingdom), Reg. S., 8.875%, 02/15/19	2,180
	1,700	Radiation Therapy Services, Inc., 8.875%, 01/15/17	1,619
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20 (e)	2,670
	4,335	8.000%, 08/01/20	4,757

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Health Care Providers & Services — Continued
	860	UnitedHealth Group, Inc., 5.700%, 10/15/40	997

			53,627

		Pharmaceuticals — 1.8%
		AbbVie, Inc.,
	9,460	1.200%, 11/06/15 (e) (m)	9,498
	1,090	4.400%, 11/06/42 (e) (m)	1,065
EUR	1,500	Capsugel FinanceCo S.C.A., (Luxembourg), Reg. S., 9.875%, 08/01/19	2,208
	4,635	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	4,624
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e)	4,178
		Teva Pharmaceutical Finance Co. B.V., (Netherlands),
	4,050	2.400%, 11/10/16	4,214
	2,420	2.950%, 12/18/22	2,363
		Valeant Pharmaceuticals International,
	2,670	6.750%, 08/15/21 (e)	2,843
	2,630	7.000%, 10/01/20 (e)	2,834
	750	7.250%, 07/15/22 (e)	814

			34,641

		Total Health Care	104,089

		Industrials — 3.6%
		Airlines — 0.6%
	3,465	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	3,493
	145	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	169
	669	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	735
	2,065	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	2,163
	276	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	324
	3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,874

			10,758

		Building Products — 0.2%
EUR	1,200	Grohe Holding GmbH, (Germany), Reg. S., VAR, 8.750%, 12/15/17	1,630
EUR	1,800	Spie BondCo 3 SCA, (Luxembourg), Reg. S., 11.000%, 08/15/19	2,530

			4,160

		Construction & Engineering — 0.0% (g)
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	717

		Electrical Equipment — 0.2%
	800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	822
	2,355	Eaton Corp., 4.150%, 11/02/42 (e)	2,231
	500	General Cable Corp., 5.750%, 10/01/22 (e)	515

			3,568

		Industrial Conglomerates — 0.2%
	1,615	General Electric Co., 4.125%, 10/09/42	1,541
	1,955	Pentair Finance S.A., (Luxembourg), 3.150%, 09/15/22	1,879
	500	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	541

			3,961

		Machinery — 0.5%
	1,605	Case New Holland, Inc., 7.875%, 12/01/17 (m)	1,886
	2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,310
	3,715	Terex Corp., 6.500%, 04/01/20	3,984

			9,180

		Road & Rail — 1.1%
	3,955	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19 (m)	4,306
EUR	1,500	EC Finance plc, (United Kingdom), Reg. S., 9.750%, 08/01/17	2,116
		Hertz Corp. (The),
	5,085	5.875%, 10/15/20	5,364
	1,000	7.375%, 01/15/21	1,105
	780	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	864
		United Rentals North America, Inc.,
	2,750	7.375%, 05/15/20	3,018
	3,300	7.625%, 04/15/22	3,655

			20,428

		Trading Companies & Distributors — 0.7%
		Aircastle Ltd., (Bermuda),
	1,360	6.750%, 04/15/17 (m)	1,496
	1,805	7.625%, 04/15/20 (m)	2,071
	680	9.750%, 08/01/18 (m)	768
		International Lease Finance Corp.,
	900	5.875%, 04/01/19	965
	2,450	8.625%, 09/15/15	2,759
	1,810	8.750%, 03/15/17	2,143

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Trading Companies & Distributors — Continued
		Rexel S.A., (France),
EUR	1,000	Reg. S., 5.125%, 06/15/20	1,359
EUR	800	Reg. S., 7.000%, 12/17/18	1,157

			12,718

		Transportation Infrastructure — 0.1%
GBP	1,700	Heathrow Finance plc, (United Kingdom), Reg. S., 7.125%, 03/01/17	2,841

		Total Industrials	68,331

		Information Technology — 2.7%
		Communications Equipment — 0.4%
	3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,407
	4,000	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	3,730
	985	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	1,160

			7,297

		IT Services — 0.7%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,401
		First Data Corp.,
	4,415	6.750%, 11/01/20 (e)	4,614
	900	8.875%, 08/15/20 (e)	994
	2,600	PIK, 8.750%, 01/15/22 (e)	2,789
		SunGard Data Systems, Inc.,
	1,020	6.625%, 11/01/19 (e)	1,073
	1,000	7.375%, 11/15/18	1,065
	1,500	7.625%, 11/15/20	1,650

			13,586

		Office Electronics — 0.2%
	4,545	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	5,028

		Semiconductors & Semiconductor Equipment — 0.9%
		Amkor Technology, Inc.,
	2,350	6.375%, 10/01/22 (e) (m)	2,374
	2,895	7.375%, 05/01/18 (m)	3,061
		Freescale Semiconductor, Inc.,
	3,300	9.250%, 04/15/18 (e)	3,589
	1,000	10.125%, 03/15/18 (e)	1,117
		NXP B.V./NXP Funding LLC, (Netherlands),
	1,000	3.750%, 06/01/18 (e)	985
	3,000	5.750%, 02/15/21 (e)	3,150
	2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	2,268

			16,544

		Software — 0.5%
	1,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	1,088
	3,065	Infor U.S., Inc., 9.375%, 04/01/19	3,456
	4,490	Oracle Corp., 2.500%, 10/15/22	4,304

			8,848

		Total Information Technology	51,303

		Materials — 3.4%
		Chemicals — 1.0%
	5,065	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	5,287
		Huntsman International LLC,
	800	4.875%, 11/15/20	808
	1,000	8.625%, 03/15/21	1,117
		Ineos Finance plc, (United Kingdom),
	1,255	7.500%, 05/01/20 (e)	1,377
	3,675	8.375%, 02/15/19 (e)	4,098
EUR	1,350	Orion Engineered Carbons Bondco GmbH, (Germany), Reg. S., 10.000%, 06/15/18	1,948
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,909
	2,080	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	2,072

			18,616

		Construction Materials — 0.4%
EUR	5,300	Lafarge SA, (France), Reg. S., 5.875%, 07/09/19	7,717

		Containers & Packaging — 0.6%
		Ardagh Packaging Finance plc, (Ireland),
	3,000	9.125%, 10/15/20 (e) (m)	3,300
EUR	2,000	Reg. S., 9.250%, 10/15/20	2,834
	1,500	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 7.375%, 10/15/17 (e) (m)	1,629
	3,735	Sealed Air Corp., 8.375%, 09/15/21 (e)	4,314

			12,077

		Metals & Mining — 1.1%
EUR	500	ArcelorMittal, (Luxembourg), 9.375%, 06/03/16	789
	2,995	Barrick North America Finance LLC, 4.400%, 05/30/21 (m)	3,009
		FMG Resources August 2006 Pty Ltd., (Australia),
	275	6.875%, 02/01/18 (e) (m)	280
	5,819	8.250%, 11/01/19 (e) (m)	6,139

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Metals & Mining — Continued
	3,630	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20	3,778
	1,940	Vale S.A., (Brazil), 5.625%, 09/11/42	1,808
		Xstrata Finance Canada Ltd., (Canada),
	1,950	4.000%, 10/25/22 (e)	1,933
	1,835	6.000%, 11/15/41 (e)	1,862

			19,598

		Paper & Forest Products — 0.3%
	2,445	International Paper Co., 6.000%, 11/15/41	2,825
EUR	1,800	Smurfit Kappa Acquisitions, (Ireland), Reg. S., 5.125%, 09/15/18	2,492

			5,317

		Total Materials	63,325

		Telecommunication Services — 4.0%
		Diversified Telecommunication Services — 3.2%
		AT&T, Inc.,
	3,930	1.700%, 06/01/17 (m)	3,950
	1,595	2.625%, 12/01/22 (m)	1,516
	3,640	4.300%, 12/15/42 (e) (m)	3,401
		CenturyLink, Inc.,
	2,060	Series V, 5.625%, 04/01/20 (m)	2,130
	1,650	Series T, 5.800%, 03/15/22 (m)	1,687
	1,000	Frontier Communications Corp., 8.500%, 04/15/20	1,145
	3,000	GCI, Inc., 8.625%, 11/15/19	3,202
	3,740	Koninklijke KPN N.V., (Netherlands), VAR, 7.000%, 03/28/73 (e)	3,721
		Level 3 Financing, Inc.,
	3,145	8.125%, 07/01/19	3,404
	3,000	8.625%, 07/15/20	3,300
	250	9.375%, 04/01/19	276
	1,175	PAETEC Holding Corp., 9.875%, 12/01/18	1,336
	5,720	Sprint Capital Corp., 8.750%, 03/15/32	6,664
		Telefonica Emisiones S.A.U., (Spain),
EUR	2,350	4.693%, 11/11/19	3,336
EUR	4,600	Reg. S., 3.987%, 01/23/23	5,975
EUR	1,800	Telenet Finance III Luxembourg SCA, (Luxembourg), Reg. S., 6.625%, 02/15/21	2,492
EUR	1,200	UPC Holding B.V., (Netherlands), Reg. S., 6.375%, 09/15/22	1,606
	1,750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,864
	1,530	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,687
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,890
	2,005	Verizon Communications, Inc., 3.850%, 11/01/42	1,728
		Windstream Corp.,
	3,980	7.750%, 10/01/21	4,279
	250	8.125%, 09/01/18	271

			60,860

		Wireless Telecommunication Services — 0.8%
	5,705	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	5,463
	3,000	Crown Castle International Corp., 5.250%, 01/15/23 (m)	3,038
EUR	1,800	Matterhorn Mobile Holdings S.A., (Luxembourg), Reg. S., 8.250%, 02/15/20	2,509
	2,305	MetroPCS Wireless, Inc., 7.875%, 09/01/18	2,512
	450	Sprint Nextel Corp., 9.000%, 11/15/18 (e)	546

			14,068

		Total Telecommunication Services	74,928

		Utilities — 3.0%
		Electric Utilities — 1.2%
	1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,158
	3,340	Electricite de France S.A., (France), VAR, 5.250%, 01/29/23 (e) (m) (x)	3,352
		Enel Finance International N.V., (Netherlands),
EUR	3,570	5.000%, 09/14/22	5,163
EUR	1,421	Reg. S., 3.625%, 04/17/18	1,959
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	800
		Nisource Finance Corp.,
	1,905	4.800%, 02/15/44	1,856
	1,235	5.800%, 02/01/42	1,367
	485	Oglethorpe Power Corp., 5.375%, 11/01/40	536
		PPL Capital Funding, Inc.,
	1,710	3.500%, 12/01/22	1,702
	3,060	4.700%, 06/01/43	2,934
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	821

			21,648

		Gas Utilities — 1.0%
	2,455	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18 (m)	2,639

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Gas Utilities — Continued
	1,090	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	1,070
	755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42 (m)	715
		Enterprise Products Operating LLC,
	500	5.200%, 09/01/20 (m)	578
	2,785	5.700%, 02/15/42 (m)	3,124
	1,960	Series L, 6.300%, 09/15/17 (m)	2,326
EUR	3,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S., 3.875%, 01/17/23	4,224
	2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	2,507
	1,330	Transportadora de Gas del Peru S.A., (Peru), 4.250%, 04/30/28 (e)	1,260

			18,443

		Independent Power Producers & Energy Traders — 0.6%
		AES Corp.,
	238	8.000%, 10/15/17 (m)	279
	2,060	8.000%, 06/01/20 (m)	2,472
		Calpine Corp.,
	2,000	7.500%, 02/15/21 (e) (m)	2,170
	1,458	7.875%, 07/31/20 (e) (m)	1,604
		NRG Energy, Inc.,
	1,800	7.625%, 01/15/18	2,030
	2,000	8.250%, 09/01/20	2,242

			10,797

		Multi-Utilities — 0.1%
	2,360	Sempra Energy, 2.875%, 10/01/22	2,302

		Water Utilities — 0.1%
GBP	1,400	Anglian Water Osprey Financing plc, (United Kingdom), 7.000%, 01/31/18	2,340

		Total Utilities	55,530

		Total Corporate Bonds (Cost $1,168,358)	1,184,535

	Foreign Government Securities — 3.1%
RUB	876,500	Russian Federation, (Russia), 7.600%, 07/20/22	28,342
MXN	335,900	United Mexican States, (Mexico), 7.750%, 12/14/17	29,656

		Total Foreign Government Securities (Cost $61,050)	57,998

	Municipal Bond — 0.0% (g) (t)
		New Jersey — 0.0% (g)
	145	New Jersey Economic Development Authority, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (Cost $145)	172

	U.S. Treasury Obligation — 0.2%
	3,730	U.S. Treasury Inflation Indexed Bond, 0.750%, 02/15/42 (Cost $4,135)	3,641

SHARES
	Preferred Stocks — 0.3%
		Financials — 0.3%
		Capital Markets — 0.2%
	174	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 (a) @	4,465

		Real Estate Investment Trusts (REITs) — 0.1%
	55	DDR Corp., Series K, 6.250% (a) (m) @	1,375

		Total Preferred Stocks (Cost $5,788)	5,840

PRINCIPAL AMOUNT
	Short-Term Investments— 13.8%
		U.S. Treasury Bill — 0.1%
	2,210	U.S. Treasury Bill, 0.088%, 06/13/13 (k) (m) (n)	2,210

SHARES
	Investment Company — 13.7%
	257,525	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.037% (b) (l) (m)	257,525

		Total Short-Term Investments (Cost $259,735)	259,735

		Total Investments — 99.3% (Cost $1,840,483)	1,863,504
		Other Assets in Excess of Liabilities — 0.7%	13,603

		NET ASSETS — 100.0%	$1,877,107

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
248	Long Gilt	09/26/13	43,639	(524)
	Short Futures Outstanding
(504)	Euro Bund	06/06/13	(94,141)	158
(153)	Euro Bobl	06/06/13	(25,063)	98
(2,989)	10 Year U.S. Treasury Note	09/19/13	(386,235)	382
(99)	30 Year U.S. Treasury Bond	09/19/13	(13,863)	(30)
(36)	Ultra U.S. Treasury Bond	09/19/13	(5,476)	23

				107

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,644,404	BRL	Union Bank of Switzerland AG††	07/12/13	17,103	16,049	(1,054)

15,945,343	CNY	Goldman Sachs International††	07/12/13	2,571	2,592	21
211,607,812	CNY	Westpac Banking Corp.††	07/12/13	34,092	34,397	305

1,657,630	EUR	Goldman Sachs International	07/12/13	2,185	2,155	(30)

934,047,031	INR	BNP Paribas††	07/12/13	17,303	16,415	(888)
115,654,004	INR	Goldman Sachs International††	07/12/13	2,043	2,033	(10)

33,715,917	MXN	Credit Suisse International	07/12/13	2,753	2,629	(124)
32,067,962	MXN	Goldman Sachs International	07/12/13	2,593	2,500	(93)

52,735,973	MYR	Merrill Lynch International††	07/12/13	17,339	16,970	(369)

712,353,313	PHP	Royal Bank of Scotland††	07/12/13	17,454	16,834	(620)

23,900,670	TRY	Citibank, N.A.	07/12/13	12,885	12,699	(186)
7,354,546	TRY	Societe Generale	07/12/13	4,074	3,907	(167)

				132,395	129,180	(3,215)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,644,404	BRL	Goldman Sachs International††	07/12/13	17,083	16,049	1,034

227,553,155	CNY	Westpac Banking Corp.††	07/12/13	36,776	36,989	(213)
4,226,800	EUR	Barclays Bank plc	07/12/13	5,547	5,495	52
13,570,205	EUR	Citibank, N.A.	07/12/13	17,681	17,642	39
5,445,031	EUR	Credit Suisse International	07/12/13	7,103	7,078	25
3,517,602	EUR	Goldman Sachs International	07/12/13	4,530	4,573	(43)
134,124,241	EUR	HSBC Bank, N.A.	07/12/13	175,994	174,364	1,630
1,710,472	EUR	Morgan Stanley	07/12/13	2,219	2,224	(5)
9,285,128	EUR	State Street Corp.	07/12/13	12,028	12,071	(43)

43,978,483	GBP	Credit Suisse International	07/12/13	68,394	66,803	1,591
3,140,285	GBP	State Street Corp.	07/12/13	4,742	4,770	(28)

1,049,701,035	INR	State Street Bank & Trust††	07/12/13	18,438	18,447	(9)

452,757,647	MXN	BNP Paribas	07/12/13	35,374	35,302	72

52,735,973	MYR	Westpac Banking Corp.††	07/12/13	17,108	16,970	138

712,353,313	PHP	Goldman Sachs International††	07/12/13	16,819	16,834	(15)

930,670,497	RUB	Citibank, N.A.††	07/12/13	29,609	28,949	660

30,799,975	TRY	Goldman Sachs International	07/12/13	16,737	16,365	372

				486,182	480,925	5,257

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.491%	4,000	(476)	455
Credit Suisse International:
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	9/20/14	3.363	980	(31)	44
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	9/20/14	3.363	975	(30)	52
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	4.447	1,000	(32)	(142)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	1.622	2,825	71	(215)

					(498)	194

Credit Default Swaps—Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Citibank, N.A.:
CDX.NA.HY.19-V1	5.000% quarterly	12/20/17	3.465%	9,000	652	(109)
Credit Suisse International:
CDX.NA.HY.19-V1	5.000% quarterly	12/20/17	3.465	48,000	3,477	(1,415)
Deutsche Bank AG, New York:
CDX.NA.HY.19-V1	5.000% quarterly	12/20/17	3.465	3,000	217	(30)
CDX.NA.HY.19-V1	5.000% quarterly	12/20/17	3.465	38,000	2,753	(1,127)

					7,099	(2,681)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CDX	—	Credit Default Swap Index
CMO	—	Collateralized Mortgage Obligation
CNY	—	China Yuan
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PIK	—	Payment-in-Kind
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2013.
††	—	Non-deliverable forward foreign currency exchange contract.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	40,317
Aggregate gross unrealized depreciation	(17,296)

Net unrealized appreciation/depreciation	23,021

Federal income tax cost of investments	1,840,483

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Financials	$5,840	$—	$—		$5,840
Debt Securities
Asset-Backed Securities	—	—	83,839		83,839
Collateralized Mortgage Obligations
Agency CMO	—	30,958	4,534		35,492
Non-Agency CMO	—	82,740	8,095		90,835

Total Collateralized Mortgage Obligations	—	113,698	12,629		126,327

Commercial Mortgage-Backed Securities	—	92,404	15,744		108,148
Convertible Bonds
Consumer Discretionary	—	18,177	—		18,177
Energy	—	2,601	—		2,601
Financials	—	3,068	—		3,068
Industrials	—	3,792	—		3,792
Information Technology	—	5,631	—		5,631

Total Convertible Bonds	—	33,269	—		33,269

Corporate Bonds
Consumer Discretionary	—	187,514	—		187,514
Consumer Staples	—	65,035	—		65,035
Energy	—	86,841	—		86,841
Financials	—	427,639	—		427,639
Health Care	—	104,089	—		104,089
Industrials	—	61,066	7,265		68,331
Information Technology	—	51,303	—		51,303
Materials	—	63,325	—		63,325
Telecommunication Services	—	74,928	—		74,928
Utilities	—	55,530	—		55,530

Total Corporate Bonds	—	1,177,270	7,265		1,184,535

Foreign Government Securities	—	57,998	—		57,998
Municipal Bonds	—	172	—		172
U.S. Treasury Obligations	—	3,641	—		3,641
Short-Term Investments
Investment Company	257,525	—	—		257,525
U.S. Treasury Obligation	—	2,210	—		2,210

Total Investments in Securities	$263,365	$1,480,662	$119,477	*	$1,863,504

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,939	$—	$5,939
Futures Contracts	661	—	—	661
Swaps	—	4,453	—	4,453

Total Appreciation in Other Financial Instruments	$661	$10,392	$—	$11,053

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,897)	$—	$(3,897)
Futures Contracts	(554)	—	—	(554)
Swaps	—	(339)	—	(339)

Total Depreciation in Other Financial Instruments	$(554)	$(4,236)	$—	$(4,790)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $119,477,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

Multi Sector Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 5/31/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
	112,210,528	Discounted Cash Flow	Prepayment Speed	0.00 - 398.00 (15.49)
			Constant Default Rate	0.00 - 15.00 (5.33)
			Yield (Discount Rate of Cash Flows)	(9.23%) - 13.01% (3.53%)

Asset-backed securities	112,210,528

Total	112,210,528

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At 5/31/13, the value of these securities was $7,265,251. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

Significant increases (decreases) in default rate and yield may decrease (increase) the fair value measurement. A significant change in prepayment speeds could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Multi-Sector Income Fund

	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$63,636	$—	(a)	$386	$112	$—	$(5,545)	$25,250	$—	$83,839
Collateralized Mortgage Obligations
Agency CMO	6,470	—		386	(131)	3,482	—	—	(5,673)	4,534
Non-Agency CMO	5,373	—		86	6	2,644	(14)	—	—	8,095
Commercial Mortgage-Backed Securities	19,455	—		(142)	—	15,887	—	—	(19,456)	15,744
Corporate Bonds-Industrials	3,369	—		57	(1)	3,845	(5)	—	—	7,265

Total	$98,303	$—	(a)	$773	$(14)	$25,858	$(5,564)	$25,250	$(25,129)	$119,477

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $773,000.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Annual Demand Note — 1.5%
	New York — 1.5%
20,000	New York Liberty Development Corp., World Trade Center, Series A, Rev., VRDO, 0.230%, 03/19/14 (Cost $20,000)	20,000

Commercial Paper — 3.6% (n)
	New York — 3.6%
20,000	Metropolitan Transportation Authority, Series C, LOC: Royal Bank of Canada, 0.160%, 06/18/13 (m)	20,000
	New York City Municipal Water Finance Authority,
17,000	0.180%, 06/26/13	17,000
10,000	0.180%, 06/27/13	10,000

	Total Commercial Paper (Cost $47,000)	47,000

Daily Demand Notes — 2.1%
	New York — 2.1%
3,900	Long Island Power Authority, Electric Systems, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.110%, 06/03/13	3,900
	New York City,
2,665	Series G, GO, VRDO, LOC: Mizuho Corporate Bank, 0.070%, 06/03/13	2,665
1,700	Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.060%, 06/03/13	1,700
2,550	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.070%, 06/03/13	2,550
1,000	Subseries G-7, GO, VRDO, LOC: The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.080%, 06/03/13	1,000
2,350	Subseries L-3, GO, VRDO, 0.110%, 06/03/13	2,350
5,050	Subseries L-6, GO, VRDO, 0.060%, 06/03/13	5,050
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Subseries FF-1, Rev., VRDO, 0.110%, 06/03/13	700
	New York City Transitional Finance Authority, Future Tax Secured,
3,200	Subseries A-6, Rev., VRDO, 0.090%, 06/03/13	3,200
3,650	Subseries C-4, Rev., VRDO, LOC: Helaba, 0.100%, 06/03/13	3,650
1,000	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.060%, 06/03/13	1,000

	Total Daily Demand Notes (Cost $27,765)	27,765

Municipal Bonds — 6.3%
	New York — 6.3%
10,250	Afton Central School District, Refunding, GO, BAN, 1.000%, 06/28/13	10,253
10,000	Campbell-Savona Central School District, GO, BAN, 1.250%, 04/15/14	10,062
8,300	City of Dunkirk, GO, BAN, 1.500%, 03/27/14	8,359
2,500	Depew New York, GO, BAN, 1.250%, 08/29/13	2,504
6,000	Maine-Endwell Central School District, GO, RAN, 1.000%, 10/17/13	6,013
9,331	Mexico Central School District, GO, 1.500%, 07/19/13	9,341
4,078	Newstead New York, GO, 1.500%, 07/24/13	4,083
2,212	Ontario New York, GO, BAN, 0.700%, 08/22/13	2,212
4,089	Rome New York, GO, BAN, 0.800%, 08/15/13	4,089
	Schenectady City School District,
9,000	GO, 1.500%, 01/17/14	9,045
9,501	Series B, GO, BAN, 1.000%, 07/05/13	9,504
7,496	Town of Watertown, GO, BAN, 1.500%, 04/24/14	7,544

	Total Municipal Bonds (Cost $83,009)	83,009

Semi-Annual Demand Note — 0.2%
	New York — 0.2%
2,500	Wells Fargo Stage Trust, Floater Certificates, Series 39C, GO, VRDO, 0.270%, 06/13/13 (e) (Cost $2,500)	2,500

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 79.4%
	New York — 79.4%
2,950	Albany Industrial Development Agency, Civic Facility Revenue, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.140%, 06/07/13	2,950
5,610	Albany Industrial Development Agency, Civic Facility Revenue, Holland Suites II, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/13	5,610
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.160%, 06/07/13	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.170%, 06/07/13	8,955
2,475	Series 2008-3506, Rev., VRDO, FSA-CR, LIQ: Bank of America N.A., 0.140%, 06/07/13	2,475
	Deutsche Bank Spears/Lifers Trust Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.140%, 06/07/13 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.140%, 06/07/13 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.140%, 06/07/13 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, 0.130%, 06/07/13 (e)	16,295
21,725	Series DBE-1029X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.170%, 06/07/13 (e)	21,725
11,980	Series DBE-1090X, Rev., VRDO, 0.140%, 06/07/13 (e)	11,980
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.120%, 06/07/13	225
2,390	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.120%, 06/07/13	2,390
6,035	Erie County Industrial Development Agency (The), Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.140%, 06/07/13	6,035
1,415	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.190%, 06/07/13	1,415
2,100	Long Island Power Authority, Electric Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/13	2,100
	Metropolitan Transportation Authority, Dedicated Tax Fund,
21,200	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.120%, 06/07/13	21,200
10,950	Series A-2, Rev., VRDO, LOC: The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.090%, 06/07/13	10,950
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.100%, 06/07/13	6,525
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.120%, 06/07/13 (e)	11,250
12,700	Series 3062X, GO, VRDO, AGC, LIQ: Credit Suisse, 0.120%, 06/07/13 (e)	12,700
8,000	Series A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.120%, 06/07/13	8,000
10,230	Series B2, Subseries B-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/07/13	10,230
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	2,000
3,500	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.150%, 06/07/13	3,500
20,550	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.120%, 06/07/13	20,550
12,250	Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/07/13	12,250
3,500	Subseries A-5, GO, VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/07/13	3,500
11,910	Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 06/07/13	11,910
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.150%, 06/07/13	3,550

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
14,100	Subseries F-3, GO., VRDO, LOC: Sumitomo Mitsui Banking, 0.120%, 06/07/13	14,100
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/13	1,225
	New York City Housing Development Corp., Multi-Family Housing,
4,035	Series A, Rev., VRDO, FNMA, 0.120%, 06/07/13	4,035
7,190	Series ROCS RR II R-11699, Rev., VRDO, 0.180%, 06/07/13 (e)	7,190
1,440	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13 (e)	1,440
26,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/07/13	26,000
4,050	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Non AMT, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 06/07/13	4,050
10,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	10,000
6,665	New York City Housing Development Corp., Multi-Family Housing, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/13	6,665
9,300	New York City Housing Development Corp., Multi-Family Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, 0.100%, 06/07/13	9,300
3,470	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/13	3,470
1,590	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/07/13	1,590
10,000	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	10,000
4,730	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue, Series A, LOC-Wells Fargo Bank N.A., 0.100%, 06/07/13	4,730
6,000	New York City Industrial Development Agency, 1997 Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.130%, 06/07/13	6,000
13,500	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.180%, 06/07/13	13,500
45,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 06/07/13	45,800
3,700	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.130%, 06/07/13	3,700
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB-3, Rev., VRDO, 0.100%, 06/07/13	5,050
52,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.120%, 06/07/13	52,000
5,235	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LOC: Bayerische Landesbank, 0.130%, 06/07/13	5,235
	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History,
3,100	Series B1, Rev., VRDO, 0.100%, 06/07/13	3,100
6,835	Series B3, Rev., VRDO, 0.100%, 06/07/13	6,835
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13 (e)	10,000
27,270	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13 (e)	27,270

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
16,000	Series 41TP, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/13	16,000
5,425	Series DBE-1060X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.170%, 06/07/13 (e)	5,425
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/13 (e)	15,525
9,200	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/13 (e)	9,200
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/13 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.130%, 06/07/13	17,700
6,600	Series 129, Rev., VRDO, AMT, 0.130%, 06/07/13	6,600
12,100	Series 153, Rev., VRDO, AMT, 0.130%, 06/07/13	12,100
	New York State Dormitory Authority,
5,900	Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13	5,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.140%, 06/07/13	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13 (e)	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.150%, 06/07/13	15,830
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/13	550
12,965	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.100%, 06/07/13	12,965
39,125	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.130%, 06/07/13	39,125
4,000	New York State Dormitory Authority, Eagle, Series 2006-0138, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13	4,000
	New York State Dormitory Authority, Fordham University,
9,500	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/07/13	9,500
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/07/13	6,955
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/07/13	17,050
2,800	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.100%, 06/07/13	2,800
3,050	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.110%, 06/07/13	3,050
	New York State Dormitory Authority, St. Johns University,
1,785	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/07/13	1,785
6,500	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/07/13	6,500
17,370	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: M&T Bank, 0.170%, 06/07/13	17,370
2,275	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/07/13	2,275
	New York State Energy Research & Development Authority, Consolidated Edison Co.,
6,150	Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.110%, 06/07/13	6,150
10,000	Subseries C-2, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.110%, 06/07/13	10,000
15,215	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/07/13	15,215
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	1,150
13,770	New York State Housing Finance Agency, 160 West 62nd Street Housing, Series 2011 A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/07/13	13,770

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, LOC: FNMA, 0.120%, 06/07/13	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/07/13	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/07/13	400
5,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, AMT, FNMA, 0.120%, 06/07/13	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/13	6,900
5,300	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.130%, 06/07/13	5,300
1,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	1,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 06/07/13	4,085
22,000	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/13	22,000
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/07/13	15,750
9,185	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 06/07/13	9,185
7,300	New York State Housing Finance Agency, Related West 29th Street Housing, Series 2012 A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/07/13	7,300
10,245	New York State Housing Finance Agency, Related West 30th Street Housing, Series A, LOC: Wells Fargo Bank N.A., 0.120%, 06/07/13	10,245
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LOC: Bayerische Landesbank, 0.130%, 06/07/13	3,400
37,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.130%, 06/07/13	37,210
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, FHLMC, 0.130%, 06/07/13	1,500
5,000	Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 06/07/13	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	6,700
6,700	New York State Housing Finance Agency, West Haverstraw, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	6,700
1,600	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	1,600
4,800	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, 0.140%, 06/07/13 (e)	4,800
4,800	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/07/13	4,800
2,695	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/07/13	2,695
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, 0.180%, 06/07/13 (e)	9,505
	Puttable Floating Option Tax-Exempt Receipts,
17,645	Series PT-4623, Rev., VRDO, LIQ: PB Capital Corp., 0.170%, 06/07/13	17,645

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,545	Series PT-4725, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/07/13 (e)	2,545
2,100	Ramapo State Housing Authority, Spring VY Homes Project, Series A, Rev., VRDO, FNMA, 0.130%, 06/07/13	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/07/13	5,000
7,010	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.150%, 06/07/13	7,010
8,000	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	8,000

	Total Weekly Demand Notes (Cost $1,047,990)	1,047,990

SHARES
Variable Rate Demand Preferred Shares — 6.9%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.330%, 06/07/13 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.220%, 06/07/13 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank A.G., 0.230%, 06/07/13 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 100.0% (Cost $1,319,264)*	1,319,264
	Other Assets in Excess of Liabilities — 0.0% (g)	543

	NET ASSETS — 100.0%	$1,319,807

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CR	—	Custodial Receipts
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,319,264	$—	$1,319,264

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.4% (t)
	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,651

	Florida — 0.2%
	Water & Sewer — 0.2%
960	City of Sunrise, Utility System, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	1,002

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	886

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,716

	New Jersey — 0.9%
	Other Revenue — 0.9%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,010
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,270
3,500	New Jersey EDA, Motor Vehicle Surcharges, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,682

	Total New Jersey	5,962

	New York — 96.3%
	Certificate of Participation/Lease — 5.2%
1,175	New York State Dormitory Authority, City University System, Consolidated System, Series B, Rev., 6.000%, 07/01/14	1,203
	New York State Dormitory Authority, Consolidated City University System,
975	Series A, Rev., AGM-CR, 5.750%, 07/01/13	980
2,160	Series A, Rev., NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,664
1,230	New York State Dormitory Authority, Facilities Issue, Lease, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,235
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,189
2,070	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	2,237
620	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	721
	New York State Dormitory Authority, State University Educational Facilities,
5,000	Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	5,285
1,050	Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,241
1,070	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., AGM, 5.250%, 01/01/14	1,102
420	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.500%, 01/01/14	433
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,317
3,000	Series B, Rev., 5.250%, 01/01/25	3,464
7,000	Series C, Rev., 5.000%, 01/01/25	7,921
1,500	Series D, Rev., 5.375%, 01/01/21	1,756
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	726

		34,474

	Education — 5.4%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,294
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,781
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,781
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,048
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	529

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,774
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,173
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,263
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,653
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	2,001
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,911
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,111
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,053
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,144
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,115
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	161

		35,792

	General Obligation — 20.0%
2,500	City of New York, Series P, GO, NATL-RE, 5.000%, 08/01/16	2,740
105	City of New York, Fiscal Year 2004, Series J, GO, NATL-RE, 5.250%, 05/15/18	110
3,285	City of New York, Fiscal Year 2005, Series E, GO, AGM, 5.000%, 11/01/17	3,495
	City of New York, Fiscal Year 2006,
3,000	Series G, GO, 5.000%, 08/01/20	3,334
1,000	Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/20	1,124
3,535	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	3,883
	City of New York, Fiscal Year 2007,
3,000	Series C, GO, 5.000%, 01/01/20	3,414
5,000	Series D, GO, 5.000%, 02/01/17	5,730
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,628
3,000	Subseries L-1, GO, 5.000%, 04/01/22	3,487
	City of New York, Fiscal Year 2009,
2,000	Series H-1, GO, 5.125%, 03/01/24	2,335
3,000	Subseries A-1, GO, 5.250%, 08/15/23	3,538
3,000	Subseries B-1, GO, 5.250%, 09/01/24	3,534
2,000	Subseries B-1, GO, 5.250%, 09/01/25	2,350
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,164
2,000	City of New York, Fiscal Year 2010, Series C, GO, 5.000%, 08/01/19	2,392
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,705
	City of New York, Unrefunded Balance,
1,325	Series G, GO, 5.000%, 12/01/19	1,414
1,585	Series H, GO, 5.000%, 08/01/16	1,669
2,000	County of Nassau, Series F, GO, 5.000%, 10/01/20	2,365
440	County of Niagara, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	466
	County of Onondaga,
3,050	Series A, GO, 5.000%, 03/01/24	3,493
785	Series A, GO, 5.250%, 05/15/16 (p)	860
870	County of Orange, Various Purposes, GO, 3.000%, 07/01/14	895
	County of Suffolk, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,209
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,555
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,220
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,787
1,000	Genesee Country, Public Improvement Refunding, GO, 4.000%, 04/15/15	1,061
1,085	Monroe & Wayne Counties, Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,143
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,025
565	Series B, GO, 5.000%, 12/15/19	675
460	Series B, GO, 5.000%, 12/15/20	552
765	Series B, GO, 5.000%, 12/15/22	922
500	Series B, GO, 5.000%, 12/15/23	597
	Monroe County, Public Improvement Refunding,
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	361
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,164

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Monroe, Orleans & Genesee Counties, Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,663
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,154
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,812
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	802
	Nassau County,
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,157
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,133
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,634
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,861
1,000	Nassau County, Hempstead Town, Public Improvement, GO, 4.000%, 08/15/21	1,144
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,560
1,500	New York City, GO, 5.000%, 08/01/23 (w)	1,832
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,186
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,219
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,199
280	Orange County, Monroe-Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	290
	Rensselaer & Columbia Counties, East Greenbush Central School District,
1,500	GO, 4.000%, 09/15/15	1,616
1,500	GO, 4.000%, 09/15/17	1,673
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	21
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,775
6,260	Series C, GO, 5.000%, 04/15/16	6,806
4,000	Series C, GO, 5.000%, 04/15/17	4,331
1,240	Suffolk County, Half Hollow Hills Central School District of Hundtington & Babylon, GO, XLCA, 5.000%, 06/15/18	1,477
1,100	Westchester County, New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,222
1,230	Westchester County, School District, GO, 5.000%, 08/15/20	1,521

		133,690

	Hospital — 2.5%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,590
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,258
370	Rev., NATL-RE, 5.750%, 07/01/19	457
4,875	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series A2, Rev., 5.000%, 07/01/26	5,490
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,409
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,440

		16,644

	Housing — 0.5%
2,000	New York City Housing Development Corp., Capital Fund Program, New York City Housing Authority Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,160
910	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	956

		3,116

	Industrial Development Revenue/Pollution Control Revenue — 2.3%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,835

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — Continued
	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate,
1,000	Series G, Subseries G-2, Rev., 5.000%, 11/01/17	1,181
1,400	Series G, Subseries G-2, Rev., 5.000%, 11/01/26	1,637
85	New York State Environmental Facilities Corp., State Water Pollution Control, Revolving Fund, Series B, Rev., 5.200%, 05/15/14	87
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,058
1,000	Series C, Rev., 4.000%, 12/15/15	1,091
2,400	Series C, Rev., 4.000%, 12/15/16	2,686
1,100	Series C, Rev., 5.000%, 12/15/15	1,228
1,350	Series C, Rev., 5.000%, 12/15/16	1,558

		15,361

	Other Revenue — 14.6%
1,500	Albany County Airport Authority, Airport, Tax-Exempt, Series A, Rev., AGM, 3.000%, 12/15/14	1,553
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,391
	New York City Industrial Development Agency, Civic Facility, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,646
750	Series A, Rev., AGM, 5.000%, 11/15/19	753
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
4,000	Series EE, Rev., 5.000%, 06/15/28	4,647
6,600	Series HH, Rev., 5.000%, 06/15/26	7,698
1,000	New York City Transitional Finance
	Authority, Future Tax Secured, Subseries D-1, Rev., 5.000%, 11/01/26	1,180
	New York City Transitional Finance Authority, Future Tax Secured Subordinate,
215	Series D, Rev., 5.000%, 11/01/15 (p)	237
1,785	Series D, Rev., 5.000%, 11/01/15	1,983
2,000	Series D, Rev., 5.000%, 11/01/16	2,299
2,500	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,894
1,000	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,171
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	275
2,275	Series B, Rev., 5.000%, 11/01/20	2,614
670	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured Subordinate, Rev., 5.000%, 11/01/18	774
1,695	New York City Trust for Cultural Resources, American Museum of Natural History, Refunding, Series A, Rev., 5.000%, 04/01/18	2,004
1,000	New York City, The Museum of Modern Art, Series A, Rev., 5.000%, 04/01/23	1,228
1,000	New York State Dormitory Authority, 3rd General Resolution, State University Educational Facilities, Series A, Rev., 5.000%, 05/15/27	1,165
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,262
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,817
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,557
2,000	Series A, Rev., 5.000%, 07/01/26	2,222
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,954
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,343
1,000	New York State Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/21	1,216
1,000	New York State Power Authority, Series A, Rev., 5.000%, 11/15/21	1,240
780	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/20	942

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,000	New York State Thruway Authority, State Personal Income Tax, Series A, Rev., 5.000%, 03/15/28	2,324
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,043
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,361
5,000	State of New York, Tobacco Settlement Financing Corp., Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,020
1,395	Suffolk County Water Authority, Water System, Series A, Rev., 5.000%, 06/01/15	1,524
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,319
2,500	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., 5.000%, 11/15/21	3,060
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,092
1,010	Series C, Rev., 5.000%, 11/15/21	1,188
1,455	Series C, Rev., 5.000%, 11/15/23	1,700
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,162
1,285	TSASC, Inc., Tobacco Settlement Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,288
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,272
1,000	Series A, Rev., 5.000%, 07/01/23	1,125

		97,543

	Prerefunded — 5.3%
4,895	City of New York, Fiscal Year 2004, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	5,127
	City of New York, Fiscal Year 2005,
1,715	Series E, GO, AGM, 5.000%, 11/01/14 (p)	1,829
1,175	Series G, GO, 5.000%, 12/01/14 (p)	1,257
1,415	Series H, GO, 5.000%, 08/01/14 (p)	1,492
1,875	Long Island Power Authority, Electric System, Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,924
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	11,933
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,153
725	Series B, Rev., 5.000%, 05/01/17 (p)	841
330	New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured Subordinate, Rev., 5.000%, 05/01/17 (p)	383
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
235	Rockland County, Clarkstown Central School District, GO, AGM, 5.250%, 04/15/14 (p)	245
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	687
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,842
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,748
100	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 4.750%, 01/01/16 (p)	111

		35,578

	Special Tax — 14.0%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,192
1,000	Series A, Rev., 5.000%, 11/15/21	1,184
	New York City Transitional Finance Authority, Building Aid,
3,000	Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,378
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,751
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,761
5,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-1, Rev., 5.000%, 05/01/19	5,829
3,250	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D, Rev., 5.000%, 11/01/25	3,835
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,825

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
2,000	New York City Transitional Finance Authority, Recovery, Subseries 3B-1, Rev., 5.000%, 11/01/16	2,299
675	New York Local Government Assistance Corp., Series E, Rev., AGM-CR, 6.000%, 04/01/14	707
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,465
2,500	Series A, Rev., 5.000%, 04/01/20	2,931
5,000	Series C, Rev., 5.000%, 04/01/14	5,202
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,927
3,700	Series A, Rev., 5.250%, 03/15/19	4,477
4,000	Series A, Rev., 5.250%, 02/15/23	4,774
2,000	Series B, Rev., 5.000%, 03/15/20	2,391
3,455	Series B, Rev., 5.250%, 02/15/21	4,114
3,100	Series C, Rev., 5.000%, 03/15/24	3,583
	New York State Environmental Facilities Corp., State Personal Income Tax,
1,725	Series A, Rev., 5.000%, 12/15/17	1,986
1,000	Series A, Rev., 5.000%, 12/15/22	1,180
1,000	Series A, Rev., 5.250%, 12/15/17	1,196
2,000	Series A, Rev., 5.250%, 12/15/18	2,437
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,529
2,890	Series A, Rev., 5.000%, 03/15/26	3,380
2,705	Series A, Rev., 5.000%, 03/15/27	3,146
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,539
2,455	Series A, Rev., 5.000%, 03/15/22	2,838
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,863
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,775
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,836

		93,330

	Transportation — 19.3%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,165
1,000	Series A, Rev., 5.125%, 11/15/24	1,162
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,186
1,000	Series B, Rev., 5.250%, 11/15/22	1,198
2,000	Series B, Rev., 5.250%, 11/15/24	2,375
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16	19,485
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,685
	Metropolitan Transportation Authority, Transportation,
2,000	Series C, Rev., 6.250%, 11/15/23	2,446
1,000	Series F, Rev., 5.000%, 11/15/15	1,109
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,452
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,311
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,877
1,500	Series A, Rev., 5.000%, 04/01/22	1,750
6,000	Series A, Rev., 5.000%, 04/01/26	6,843
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,794
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,082
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,390
2,500	Series B, Rev., 5.000%, 04/01/22	2,891
8,695	Series B, Rev., 5.000%, 04/01/22	10,251
5,000	Series B, Rev., 5.000%, 04/01/24	5,683
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,423
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,180
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,508
	New York State Thruway Authority, Local Highway & Bridge Service Contract,
2,000	Rev., 5.000%, 04/01/17	2,310
2,000	Rev., 5.000%, 04/01/19	2,391
	New York State Thruway Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/17	5,785
1,550	Series A, Rev., 5.000%, 03/15/20	1,837

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
755	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	779
	Port Authority of New York & New Jersey, CONS,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,386
4,000	Series 151, Rev., 5.250%, 09/15/23	4,540
5,000	Series 152, Rev., 5.000%, 11/01/22	5,672
1,500	Series 194, Rev., 5.000%, 11/15/18	1,751
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,481

		129,178

	Utility — 2.7%
	Long Island Power Authority, Electric System,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,758
2,000	Series B, Rev., 5.625%, 04/01/24	2,366
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,121
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,726
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,126
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,174
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,916

		18,187

	Water & Sewer — 4.5%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	917
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	737
	New York City Municipal Water Finance Authority, Water & Sewer System,
1,500	Series B, Rev., 5.000%, 06/15/18	1,570
7,355	Series B, Rev., 5.000%, 06/15/19	7,698
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
5,330	Series BB, Rev., 5.000%, 06/15/19	5,997
1,000	Series FF, Rev., 5.000%, 06/15/25	1,178
3,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Series AA, Rev., 5.000%, 06/15/22	3,502
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Rev., 5.500%, 10/15/25	5,442
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,138

		30,179

	Total New York	643,072

	Ohio — 0.1%
	Housing — 0.1%
610	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, 4.300%, 09/01/16	649

	Puerto Rico — 0.4%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,355
55	Series Z, Rev., AGM, 6.250%, 07/01/16 (p)	65

		2,420

	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	476

	Total Puerto Rico	2,896

	Texas — 0.7%
	General Obligation — 0.7%
1,750	Dallas County, Grand Prairie Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, Series A, GO, Zero Coupon, 02/15/17	1,687
3,000	Denton County, Lewisville Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, GO, Zero Coupon, 08/15/15	2,962

	Total Texas	4,649

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — 0.2%
	Education — 0.2%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,295

	Total Municipal Bonds (Cost $604,472)	663,778

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
1,034	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003%, 12/31/49 (b) (l) (m) (Cost $1,034)	1,034

	Total Investments — 99.6% (Cost $605,506)	664,812
	Other Assets in Excess of Liabilities — 0.4%	2,682

	NET ASSETS — 100.0%	$667,494

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

†	Filed for bankruptcy on November 8, 2010.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,443
Aggregate gross unrealized depreciation	(137)

Net unrealized appreciation/depreciation	$59,306

Federal income tax cost of investments	$605,506

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,651	$—	$1,651
Florida
Water & Sewer	—	—	1,002	1,002
Hawaii
Water & Sewer	—	886	—	886
Louisiana
General Obligation	—	1,716	—	1,716
New Jersey
Other Revenue	—	5,962	—	5,962
New York
Certificate of
Participation/Lease	—	34,474	—	34,474
Education	—	35,792	—	35,792
General Obligation	—	133,690	—	133,690
Hospital	—	16,644	—	16,644
Housing	—	3,116	—	3,116
Industrial Development
Revenue/Pollution Control
Revenue	—	15,361	—	15,361
Other Revenue	—	97,543	—	97,543
Prerefunded	—	35,578	—	35,578
Special Tax	—	93,330	—	93,330
Transportation	—	129,178	—	129,178
Utility	—	18,187	—	18,187
Water & Sewer	—	30,179	—	30,179

Total New York	—	643,072	—	643,072

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
Housing	—	649	—	649
Puerto Rico
Other Revenue	—	2,420	—	2,420
Utility	—	476	—	476

Total Puerto Rico	—	2,896	—	2,896

Texas
General Obligation	—	4,649	—	4,649

Wisconsin
Education	—	—	1,295	1,295

Total Municipal Bonds	—	661,481	2,297	663,778

Short-Term Investment
Investment Company	1,034	—	—	1,034

Total Investments in Securities	$1,034	$661,481	$2,297	$664,812

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 43.3%
	ABN Amro Bank N.V.,
258,000	0.315%, 08/08/13	257,847
526,000	0.320%, 06/19/13	526,001
247,000	0.330%, 08/07/13	246,848
	Banco Del Estado De Chile,
75,000	0.220%, 08/09/13	75,000
60,000	0.220%, 08/29/13	60,000
65,000	0.230%, 06/14/13	65,000
	Bank of Nova Scotia,
486,000	0.253%, 06/27/13	486,000
450,000	0.268%, 06/16/13	450,000
284,300	0.268%, 06/08/13	284,300
582,000	0.272%, 06/21/13	582,000
822,000	0.299%, 06/09/13	822,000
520,000	0.318%, 06/30/13	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
111,000	0.250%, 09/09/13	111,000
187,000	0.250%, 09/26/13	187,000
333,000	0.250%, 10/02/13	333,000
90,000	0.260%, 09/11/13	90,000
170,000	0.280%, 08/02/13	170,000
245,000	0.285%, 08/14/13	244,857
408,000	0.285%, 08/06/13	408,000
286,000	0.300%, 07/30/13	285,859
100,000	0.300%, 08/22/13	99,932
52,000	0.410%, 10/22/13	51,915
600,000	Banque Federative du Credit Mutuel, 0.240%, 06/07/13	600,000
766,000	Barclays Bank plc, 0.210%, 08/01/13	766,000
	BNP Paribas,
354,000	0.270%, 10/02/13	354,000
750,000	0.280%, 09/13/13	750,000
967,000	0.300%, 09/05/13	967,000
306,000	0.360%, 06/03/13	306,000
	Branch Banking & Trust Co.,
230,000	0.200%, 07/24/13	230,000
277,000	0.200%, 08/02/13	277,000
	Chiba Bank Ltd.,
50,000	0.230%, 07/19/13	50,000
50,000	0.240%, 07/16/13	50,000
	Credit Agricole Corporate and Investment Bank,
443,000	0.230%, 06/28/13	443,000
900,000	0.240%, 06/28/13	900,000
668,000	Credit Industriel et Commercial, 0.230%, 07/18/13	668,004
	Credit Suisse,
650,000	0.230%, 09/25/13	650,000
532,200	0.240%, 08/01/13	532,200
355,000	0.263%, 06/07/13	355,000
812,000	0.283%, 06/26/13	812,000
	Deutsche Bank AG,
482,000	0.253%, 06/30/13	482,000
805,000	0.260%, 06/18/13	805,000
198,000	0.290%, 07/10/13	198,000
220,000	0.290%, 08/19/13	220,000
830,000	0.326%, 07/19/13	830,000
	DNB Bank ASA,
665,000	0.223%, 06/28/13	664,983
504,000	0.225%, 06/03/13	504,000
512,000	0.240%, 11/27/13	511,390
	DZ Bank AG,
180,000	0.220%, 09/26/13	179,872
140,000	0.233%, 10/02/13	139,892
386,000	0.240%, 08/08/13	385,825
265,000	0.250%, 06/03/13	264,996
	HSBC Bank plc,
205,000	0.300%, 01/10/14	205,000
260,000	0.310%, 12/13/13	260,000
130,000	0.320%, 11/29/13	130,000
266,000	0.325%, 10/31/13	266,006
152,000	0.350%, 10/18/13	152,000
98,000	0.390%, 04/29/14	98,000
255,000	0.390%, 05/22/14	255,000
473,000	Landesbank Hessen-Thueringen Girozentrale, 0.170%, 06/12/13	473,000
	Lloyds TSB Bank plc,
290,000	0.160%, 06/17/13	290,000
1,000,000	0.160%, 06/20/13	1,000,000
	Mitsubishi UFJ Trust & Banking Corp.,
103,000	0.260%, 10/18/13	102,897
169,500	0.270%, 10/01/13	169,500
55,000	0.270%, 10/16/13	55,000
300,000	0.270%, 11/20/13	300,000
211,000	0.270%, 11/22/13	211,000
31,000	0.280%, 09/03/13	31,000
315,000	0.280%, 10/10/13	315,000
200,000	0.290%, 08/22/13	199,868
	Mizuho Corporate Bank Ltd.,
983,000	0.240%, 07/12/13	983,000
127,000	0.260%, 08/22/13	126,925
90,000	0.270%, 07/16/13	89,970

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
80,000	0.275%, 08/30/13	79,946
103,000	0.280%, 07/11/13	102,968
103,000	0.280%, 07/18/13	103,000
550,000	National Australia Bank Ltd., 0.236%, 06/22/13	549,946
	Natixis,
488,000	0.210%, 08/02/13	488,000
475,000	0.250%, 06/03/13	475,000
724,000	0.250%, 06/04/13	724,000
	Nordea Bank Finland plc,
480,000	0.240%, 11/22/13	480,000
522,000	0.260%, 09/19/13	521,586
75,000	0.290%, 06/13/13	75,002
200,000	0.290%, 06/25/13	200,000
150,000	0.290%, 11/25/13	149,996
480,000	0.300%, 06/21/13	480,000
	Norinchukin Bank,
38,000	0.240%, 07/25/13	38,000
308,000	0.240%, 07/26/13	308,000
200,000	0.240%, 08/07/13	200,000
421,000	0.240%, 08/12/13	421,000
153,000	0.240%, 08/14/13	152,998
300,000	0.240%, 08/19/13	300,000
496,000	0.240%, 08/20/13	496,000
154,000	0.245%, 07/16/13	153,953
114,000	0.250%, 07/11/13	114,000
253,000	0.250%, 07/12/13	253,000
30,000	0.380%, 07/12/13	30,004
	Oversea-Chinese Banking Corp., Ltd.,
76,000	0.180%, 07/22/13	76,000
77,000	0.270%, 10/09/13	76,925
	Rabobank Nederland N.V.,
529,000	0.279%, 06/17/13	529,000
260,000	0.290%, 07/08/13	260,000
521,000	0.296%, 07/22/13	521,000
577,000	0.298%, 07/17/13	577,000
103,000	0.313%, 08/30/13	103,000
229,000	0.315%, 06/03/13	229,000
253,300	0.324%, 08/24/13	253,300
227,000	0.360%, 05/20/14	226,202
635,000	Royal Bank of Canada, 0.303%, 06/29/13	635,000
	Shizuoka Bank,
100,000	0.220%, 06/12/13	100,000
30,000	0.240%, 07/19/13	30,000
	Skandinaviska Enskilda Banken AB,
460,000	0.205%, 06/14/13	460,000
595,000	0.210%, 08/16/13	595,000
	Societe Generale,
125,000	0.200%, 07/19/13	125,000
424,000	0.220%, 07/12/13	423,894
687,000	0.240%, 08/01/13	687,000
244,000	0.245%, 06/12/13	244,000
	Sumitomo Mitsui Banking Corp.,
224,000	0.260%, 10/08/13	224,000
83,000	0.260%, 10/10/13	83,000
251,000	0.260%, 10/15/13	251,000
241,000	0.260%, 10/25/13	241,000
165,000	0.270%, 07/29/13	165,000
120,000	0.270%, 08/02/13	120,000
485,000	0.270%, 08/06/13	485,000
248,000	0.270%, 08/12/13	248,000
227,000	0.270%, 08/19/13	227,000
104,000	0.270%, 09/03/13	104,000
140,000	0.270%, 09/10/13	140,000
313,000	0.270%, 09/20/13	313,000
103,000	0.270%, 09/25/13	103,000
226,000	0.270%, 11/26/13	226,000
249,000	0.310%, 07/12/13	249,000
	Sumitomo Mitsui Trust Bank Ltd.,
101,000	0.225%, 08/23/13	101,000
129,000	0.230%, 07/11/13	129,000
63,000	0.240%, 07/15/13	63,001
100,000	0.255%, 06/28/13	99,981
175,000	0.270%, 08/12/13	174,905
	Svenska Handelsbanken AB,
90,000	0.210%, 09/23/13	90,001
300,000	0.255%, 09/25/13	300,005
263,000	0.260%, 06/28/13	263,001
	Swedbank AB,
421,000	0.180%, 06/26/13	421,000
60,000	0.240%, 06/17/13	59,994
	Toronto-Dominion Bank,
362,000	0.250%, 10/03/13	362,000
305,000	0.253%, 06/25/13	305,000
	UBS AG,
250,000	0.190%, 08/23/13	249,891
130,000	0.220%, 06/18/13	130,000
	Westpac Banking Corp.,
250,000	0.245%, 06/21/13	250,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
123,000	0.248%, 06/03/13	123,000

	Total Certificates of Deposit (Cost $45,314,386)	45,314,386

Commercial Paper — 24.7% (n)
95,000	ANZ New Zealand International Ltd., 0.229%, 06/15/13 (e) (m)	95,000
35,000	ASB Finance Ltd., 0.240%, 11/04/13 (e) (m)	34,964
15,019	Aspen Funding Corp., 0.250%, 08/12/13 (e) (m)	15,012
	Atlantic Asset Securitization LLC,
49,665	0.200%, 07/16/13 (e) (m)	49,653
37,000	0.200%, 07/17/13 (e) (m)	36,991
15,000	0.230%, 06/28/13 (e) (m)	14,997
	Atlantis One Funding Corp.,
79,900	0.210%, 06/19/13 (e) (m)	79,892
328,451	0.210%, 06/20/13 (e)	328,414
185,395	0.210%, 06/25/13 (e)	185,369
659,400	Australia & New Zealand Banking Group
	Ltd., 0.314%, 06/03/13 (e)	659,400
97,500	Bank of Tokyo-Mitsubishi UFJ Ltd.,
	0.270%, 07/23/13	97,462
	Banque et Caisse d’Epargne de L’Etat,
50,000	0.220%, 06/07/13	49,998
73,000	0.250%, 11/21/13	72,912
100,000	Barclays U.S. Funding Corp., 0.208%, 08/01/13	99,965
36,650	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	36,581
	BPCE S.A.,
130,000	0.220%, 08/01/13 (e)	129,952
112,000	0.250%, 06/06/13 (e)	111,996
	Caisse des Depots et Consignations,
163,000	0.230%, 07/24/13 (e)	162,945
300,000	0.230%, 07/26/13 (e)	299,894
250,000	0.285%, 08/28/13 (e)	249,826
	Cancara Asset Securitisation LLC,
80,000	0.170%, 06/24/13 (e)	79,991
250,000	0.170%, 06/25/13 (e)	249,972
	Commonwealth Bank of Australia,
115,000	0.236%, 06/23/13 (e)	114,991
251,000	0.245%, 10/02/13 (e)	250,790
289,500	0.248%, 06/03/13 (e)	289,500
250,000	0.248%, 06/05/13 (e)	250,000
150,000	0.248%, 06/07/13 (e)	150,000
203,000	0.283%, 08/23/13 (e)	203,000
250,000	0.285%, 06/03/13 (e)	250,000
499,300	0.286%, 07/29/13 (e)	499,300
254,000	Credit Agricole North America, Inc., 0.232%, 06/28/13	253,956
	DBS Bank Ltd.,
134,300	0.240%, 11/25/13 (e)	134,141
127,000	0.250%, 09/12/13 (e)	126,909
84,500	0.250%, 09/13/13 (e)	84,439
65,000	0.250%, 09/16/13 (e)	64,952
48,000	0.264%, 10/04/13 (e)	47,956
250,000	0.331%, 01/03/14 (e)	249,505
34,000	Deutsche Bank Financial LLC, 0.290%, 08/19/13	33,978
	DNB Bank ASA,
318,000	0.230%, 06/06/13 (e)	317,990
266,000	0.240%, 11/18/13 (e)	265,698
72,000	Electricite de France S.A., 0.250%, 06/05/13 (e)	71,998
	Erste Abwicklungsanstalt,
68,000	0.230%, 09/09/13 (e)	67,957
100,000	0.230%, 10/18/13 (e)	99,911
100,000	0.250%, 10/25/13 (e)	99,899
111,000	0.250%, 11/04/13 (e)	110,880
205,000	0.502%, 06/07/13 (e)	204,983
100,000	0.502%, 06/10/13 (e)	99,987
65,000	0.507%, 06/04/13 (e)	64,997
28,870	Fairway Finance LLC, 0.200%, 07/19/13 (e)	28,862
100,000	Gemini Securitization Corp. LLC, 0.100%, 06/03/13 (e)	99,999
	General Electric Capital Corp.,
175,000	0.190%, 09/20/13	174,897
91,000	0.240%, 10/23/13	90,913
250,000	0.240%, 11/12/13	249,727
235,000	0.240%, 11/19/13	234,732
234,500	0.250%, 08/06/13	234,393
265,000	0.250%, 08/12/13	264,867
243,000	0.250%, 09/23/13	242,808
69,000	Gotham Funding Corp., 0.250%, 10/09/13 (e)	68,938
	HSBC Bank plc,
276,000	0.314%, 08/17/13 (e)	276,000
255,000	0.315%, 08/15/13 (e)	255,000
	ING U.S. Funding LLC,
90,000	0.260%, 08/26/13	89,944
100,000	0.260%, 08/27/13	99,937
51,000	0.260%, 08/30/13	50,967
300,000	0.270%, 08/16/13	299,829
19,000	0.280%, 06/12/13	18,998
161,900	0.280%, 06/14/13	161,884

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Kells Funding LLC,
75,000	0.230%, 09/18/13	74,948
63,000	0.249%, 06/17/13 (e)	63,000
75,000	0.249%, 06/18/13 (e)	75,000
133,000	0.250%, 09/04/13	132,912
50,000	0.250%, 09/06/13	49,966
100,000	0.250%, 09/17/13	99,925
50,000	0.260%, 08/06/13	49,976
165,000	0.280%, 07/22/13	164,935
120,000	0.300%, 07/08/13	119,963
304,000	0.300%, 07/09/13	303,904
78,000	0.300%, 07/18/13	77,969
156,000	0.348%, 06/03/13 (e)	156,000
285,000	0.507%, 06/21/13	284,920
366,000	0.507%, 06/25/13	365,877
	Liberty Street Funding LLC,
87,000	0.170%, 06/11/13 (e)	86,996
46,000	0.180%, 08/21/13 (e)	45,982
200,000	0.200%, 06/25/13 (e)	199,973
	Macquarie Bank Ltd.,
90,000	0.250%, 07/11/13 (e)	89,975
35,000	0.250%, 07/12/13 (e)	34,990
150,000	0.250%, 08/08/13 (e)	149,929
78,000	0.250%, 08/20/13 (e)	77,957
30,000	0.260%, 08/21/13 (e)	29,982
65,000	0.260%, 08/26/13 (e)	64,960
63,950	Market Street Funding LLC, 0.195%, 07/19/13 (e)	63,933
	MetLife Short Term Funding LLC,
129,649	0.200%, 07/25/13 (e)	129,610
52,000	0.230%, 09/05/13 (e)	51,968
65,000	0.230%, 09/16/13 (e)	64,956
55,000	0.270%, 10/15/13 (e)	54,944
65,000	0.270%, 10/16/13 (e)	64,933
25,000	0.270%, 10/21/13 (e)	24,973
	Mont Blanc Capital Corp.,
39,858	0.220%, 07/09/13 (e)	39,849
27,882	0.280%, 07/19/13 (e)	27,872
42,000	0.280%, 08/09/13 (e)	41,977
157,750	Natixis U.S. Finance Co. LLC, 0.250%, 06/03/13	157,748
	Nederlandse Waterschapsbank N.V.,
191,500	0.210%, 07/08/13 (e)	191,459
100,000	0.210%, 07/09/13 (e)	99,978
150,000	0.210%, 07/11/13 (e)	149,965
	Nordea Bank AB,
145,000	0.235%, 11/22/13 (e)	144,835
27,600	0.240%, 11/18/13 (e)	27,569
	Nordea North America, Inc.,
75,300	0.265%, 07/19/13	75,273
123,000	0.270%, 07/17/13	122,958
55,600	0.270%, 07/18/13	55,580
197,000	0.305%, 06/03/13	196,997
200,000	0.305%, 06/06/13	199,992
112,000	Northern Pines Funding LLC, 0.310%, 08/05/13 (e)	111,937
	NRW Bank,
892,000	0.200%, 06/03/13 (e)	891,990
865,000	0.200%, 07/25/13 (e)	864,741
200,000	0.200%, 07/26/13 (e)	199,939
30,000	Old Line Funding LLC, 0.260%, 09/05/13 (e)	29,979
	Oversea-Chinese Banking Corp., Ltd.,
137,000	0.220%, 06/26/13	136,979
50,000	0.220%, 06/27/13	49,992
20,000	Private Export Funding Corp., 0.341%, 06/03/13 (e)	20,000
	Rabobank USA Financial Corp.,
118,000	0.290%, 07/08/13	117,965
383,000	0.311%, 11/01/13	382,495
	Regency Markets No. 1 LLC,
125,445	0.170%, 06/17/13 (e)	125,435
111,000	0.170%, 06/18/13 (e)	110,991
170,172	0.170%, 06/20/13 (e)	170,157
45,000	Salisbury Receivables Co. LLC, 0.190%, 08/05/13 (e)	44,985
	Scaldis Capital LLC,
150,000	0.180%, 06/20/13 (e)	149,986
65,000	0.240%, 07/25/13 (e)	64,976
	Sheffield Receivables Corp.,
30,000	0.230%, 07/19/13 (e)	29,991
50,000	0.240%, 07/15/13 (e)	49,985
49,000	0.245%, 08/15/13 (e)	48,975
	Skandinaviska Enskilda Banken AB,
70,000	0.200%, 06/19/13 (e)	69,993
285,000	0.210%, 08/07/13 (e)	284,888
200,000	0.210%, 08/14/13 (e)	199,914
174,000	0.210%, 08/16/13 (e)	173,923
	Societe Generale North America, Inc.,
23,000	0.200%, 07/19/13	22,994
234,000	0.245%, 06/12/13	233,982

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Sumitomo Mitsui Banking Corp.,
202,090	0.265%, 08/05/13 (e)	201,993
131,400	0.270%, 07/23/13 (e)	131,349
248,000	0.270%, 08/01/13 (e)	247,887
500,000	0.270%, 08/02/13 (e)	499,767
235,400	0.270%, 08/26/13 (e)	235,248
352,000	0.270%, 09/06/13 (e)	351,744
45,000	Suncorp Group Ltd., 0.250%, 06/11/13 (e)	44,997
	Swedbank AB,
88,000	0.200%, 06/14/13	87,994
75,000	0.210%, 08/08/13	74,970
140,000	0.210%, 08/15/13	139,939
84,000	0.215%, 08/16/13	83,962
177,400	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	177,246
	Toyota Credit Canada, Inc.,
46,000	0.250%, 10/10/13	45,958
10,000	0.250%, 10/15/13	9,991
43,000	Toyota Financial Services de Puerto Rico, Inc., 0.240%, 08/26/13	42,975
	UBS Finance Delaware LLC,
780,000	0.190%, 08/30/13	779,630
500,000	0.210%, 08/16/13	499,778
38,000	0.210%, 08/20/13	37,982
205,000	0.220%, 06/18/13	204,979
100,000	Versailles Commercial Paper LLC, 0.250%, 06/12/13 (e)	99,992
	Westpac Banking Corp.,
250,000	0.245%, 06/24/13 (e)	250,000
360,500	0.248%, 06/04/13 (e)	360,500
171,000	0.248%, 06/07/13 (e)	171,000
153,000	0.273%, 06/30/13 (e)	153,000
153,000	0.273%, 06/30/13 (e)	153,000
250,000	0.284%, 08/01/13 (e)	250,000
132,000	0.284%, 08/02/13 (e)	132,000
273,400	0.285%, 08/10/13 (e)	273,400
175,000	0.286%, 07/29/13 (e)	175,000
	Working Capital Management Co.,
60,920	0.210%, 07/17/13 (e)	60,904
50,000	0.210%, 07/18/13 (e)	49,986

	Total Commercial Paper (Cost $25,893,369)	25,893,369

Corporate Notes — 2.1%
Financials — 2.1%
	Commercial Banks — 1.3%
100,000	Bank of America N.A., 0.200%, 06/18/13	100,000
770,000	ING Bank N.V., 0.244%, 06/28/13 (e)	770,000
434,000	Svenska Handelsbanken AB, 0.283%, 06/22/13 (e)	434,000

		1,304,000

	Insurance — 0.8%
	Metropolitan Life Global Funding I
337,000	0.479%, 07/07/13 (e)	337,000
525,650	0.480%, 06/10/13 (e)	525,650

		862,650

	Total Corporate Notes (Cost $2,166,650)	2,166,650

Foreign Government Securities — 0.4%
	Export Development Canada
53,000	0.110%, 06/03/13 (e)	52,985
55,800	0.120%, 06/03/13 (e)	55,792
279,700	Kommunalbanken A.S., 0.150%, 06/03/13 (e)	279,700

	Total Foreign Government Securities (Cost $388,477)	388,477

Repurchase Agreements — 5.5%
40,000	BNP Paribas Securities Corp., 0.280%, dated 05/31/13, due 06/20/13, repurchase price $40,006, collateralized by Corporate Notes and Bonds, 0.000% - 9.875%, due 10/25/13 - 05/04/43, with a value of $42,000. (i)	40,000
170,000	BNP Paribas Securities Corp., 0.290%, dated 05/31/13, due 07/02/13, repurchase price $170,044, collateralized by Corporate Notes and Bonds, 0.000% - 12.250%, due 09/16/13 - 01/15/43, with a value of $178,500. (i)	170,000
520,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/20/13, repurchase price $520,796, collateralized by Corporate Notes and Bonds, 0.000% - 7.330%, due 10/20/18 - 06/25/58, with a value of $546,002. (i)	520,000
450,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/23/13, repurchase price $450,714, collateralized by Corporate Notes and Bonds, 0.000% - 18.812%, due 04/05/21 - 06/25/58, with a value of $472,500. (i)	450,000
215,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/13/13, repurchase price $215,301, collateralized by Corporate Notes and Bonds, 0.000% - 19.338%, due 04/05/21 - 06/25/58, with a value of $225,750. (i)	215,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
200,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 07/01/13, repurchase price $200,117, collateralized by Corporate Notes and Bonds, 0.000% - 15.363%, due 04/05/21 - 07/25/57, with a value of $210,000. (i)	200,000
141,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 07/15/13, repurchase price $141,120, collateralized by Corporate Notes and Bonds, 0.000% - 7.935%, due 12/16/19 - 06/25/58, with a value of $148,050. (i)	141,000
39,626	Deutsche Bank Securities, Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $39,626, collateralized by Federal National Mortgage Association, 5.907% - 6.407%, due 07/25/32 - 02/25/43, with a value of $40,815.	39,626
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/13, due 08/04/13, repurchase price $275,169, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 05/15/14 - 12/31/99, Federal National Mortgage Association, 0.000% - 7.153%, due 10/25/23 - 08/25/44 and Municipal Debt Securities, 0.000% - 6.000%, due 08/01/14 - 12/01/47, with a value of $288,729. (i)	275,000
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/13, due 08/19/13, repurchase price $275,208, collateralized by Corporate Notes and Bonds, 0.000% - 54.223%, due 09/15/13 - 12/31/99, Federal Home Loan Mortgage Corporation, 1.838% - 2.662%, due 08/25/20 - 08/25/44 and Municipal Debt Securities, 4.000% - 8.200%, due 12/01/22 - 07/01/40, with a value of $288,655. (i)	275,000
400,000	HSBC Securities USA, Inc., 0.200%, dated 05/31/13, due 06/03/13, repurchase price $400,007, collateralized by Corporate Notes and Bonds, 0.000% - 6.875%, due 03/10/14 - 05/01/30, with a value of $422,363.	400,000
25,000	HSBC Securities USA, Inc., 0.330%, dated 05/31/13, due 06/03/13, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.636% - 10.000%, due 07/31/14 - 11/15/22, with a value of $26,961.	25,000
500,000	Merrill Lynch PFS, Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 4.625%, due 02/06/14 - 12/31/19, with a value of $510,000.	500,000
644,500	Merrill Lynch PFS, Inc., 0.580%, dated 05/31/13, due 06/03/13, repurchase price $644,531, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 06/05/13 - 11/19/52, Federal Home Loan Mortgage Corporation, 1.210% - 6.000%, due 01/25/20 - 07/25/44 and Municipal Debt Securities, 6.300%, due 07/01/32, with a value of $676,725.	644,500
100,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/31/13, due 07/05/13, repurchase price $100,071, collateralized by Corporate Notes and Bonds, 0.000% - 6.907%, due 04/30/16 - 11/25/51, with a value of $105,000. (i)	100,000
250,000	Morgan Stanley & Co., Inc., 0.150%, dated 05/31/13, due 06/03/13, repurchase price $250,003, collateralized by Federal National Mortgage Association, 2.500%, due 10/01/27 - 04/01/28, with a value of $257,500.	250,000
326,600	RBS Securities, Inc., 0.380%, dated 05/31/13, due 06/03/13, repurchase price $326,610, collateralized by Corporate Notes and Bonds, 0.000% - 13.875%, due 06/25/13 - 11/15/96, Federal National Mortgage Association, 2.298% - 5.274%, due 06/03/27 - 05/01/43, with a value of $336,723.	326,600
450,000	Royal Bank of Scotland, 0.930%, dated 05/31/13, due 07/04/13, repurchase price $450,395, collateralized by Corporate Notes and Bonds, 0.000% - 21.315%, due 08/01/14 - 05/27/47, with a value of $481,501. (i)	450,000
470,000	Royal Bank of Scotland, 0.930%, dated 05/31/13, due 07/04/13, repurchase price $470,413, collateralized by Corporate Notes and Bonds, 0.000% - 13.341%, due 10/14/15 - 04/27/52, with a value of $506,890. (i)	470,000
300,000	Societe Generale, 0.090%, dated 05/31/13, due 06/03/13, repurchase price $300,002, collateralized by Federal National Mortgage Association, 3.500% - 5.500%, due 02/01/38 - 08/01/42, with a value of $306,000.	300,000

	Total Repurchase Agreements (Cost $5,791,726)	5,791,726

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — 14.7%
500,000	Australia & New Zealand Banking Group Ltd., 0.090%, 06/06/13	500,000
943,053	BNP Paribas, 0.100%, 06/03/13	943,053
	Citibank N.A.,
1,034,000	0.140%, 06/05/13	1,034,000
	Credit Agricole S.A.,
890,704	0.100%, 06/03/13	890,704
350,000	0.120%, 06/03/13	350,000
	DNB Bank ASA,
400,000	0.080%, 06/03/13	400,000
2,500,000	0.090%, 06/03/13	2,500,000
309,625	DZ Bank AG, 0.080%, 06/03/13	309,625
474,700	ING Bank N.V., 0.150%, 06/06/13	474,700
550,000	Landesbank Hessen-Thueringen Girozentrale, 0.130%, 06/03/13	550,000
1,712,775	Lloyds TSB Bank plc, 0.090%, 06/03/13	1,712,775
1,400,000	National Australia Bank Ltd., 0.090%, 06/03/13	1,400,000
755,000	Natixis, 0.130%, 06/03/13	755,000
1,000,000	Nordea Bank Finland plc, 0.080%, 06/03/13	1,000,000
	Skandinaviska Enskilda Banken AB,
1,770,437	0.090%, 06/03/13	1,770,437
782,900	Societe Generale, 0.245%, 06/03/13	782,900

	Total Time Deposits (Cost $15,373,194)	15,373,194

U.S. Government Agency Securities — 3.0%
	Federal Home Loan Bank,
38,000	0.120%, 02/20/14	37,994
100,000	0.125%, 04/11/14	99,959
58,400	0.160%, 03/28/14	58,389
37,305	0.170%, 03/21/14	37,304
114,450	0.170%, 04/01/14	114,448
282,500	VAR, 0.195%, 08/04/13	282,470
	Federal Home Loan Mortgage Corp.,
100,000	VAR, 0.139%, 06/13/13	99,983
1,895,000	VAR, 0.300%, 06/03/13	1,894,886
	Federal National Mortgage Association,
27,866	1.250%, 08/20/13	27,930
18,539	2.750%, 03/13/14	18,913
185,000	VAR, 0.158%, 06/03/13	184,975
303,400	VAR, 0.179%, 06/11/13	303,321

	Total U.S. Government Agency Securities (Cost $3,160,572)	3,160,572

U.S. Treasury Obligations — 6.9%
	U.S. Treasury Notes — 6.9%
1,142,470	0.125%, 09/30/13	1,142,191
665,000	0.250%, 11/30/13	665,114
75,000	0.250%, 04/30/14	75,057
500,000	0.500%, 11/15/13	500,647
150,000	0.750%, 09/15/13	150,241
393,000	1.000%, 07/15/13	393,380
300,000	1.000%, 01/15/14	301,511
121,900	1.125%, 06/15/13	121,942
225,000	1.250%, 03/15/14	226,868
279,000	1.250%, 04/15/14	281,662
556,000	1.875%, 02/28/14	562,970
535,000	1.875%, 04/30/14	543,317
833,700	2.000%, 11/30/13	841,138
201,000	2.750%, 10/31/13	203,120
781,000	3.125%, 08/31/13	786,690
162,000	3.125%, 09/30/13	163,564
298,000	3.375%, 06/30/13	298,737

	Total U.S. Treasury Obligations (Cost $7,258,149)	7,258,149

	Total Investments — 100.6% (Cost $105,346,523) *	105,346,523
	Liabilities in Excess of Other Assets — (0.6)%	(607,022)

	NET ASSETS — 100.0%	$104,739,501

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$105,346,523	$—	$105,346,523

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Asset-Backed Security — 0.0% (g)
	18	RASC Trust, Series 2005-KS10, Class 1A2, VAR, 0.443%, 11/25/35 (m) (Cost $18)	18

	Collateralized Mortgage Obligations — 0.2%
		Non-Agency CMO — 0.2%
	99	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.443%, 03/25/36 (m)	67
	211	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.508%, 08/19/45 (m)	190

		Total Collateralized Mortgage Obligations (Cost $310)	257

	Foreign Government Securities — 3.0%
		Italy Buoni Poliennali Del Tesoro, (Italy),
EUR	2,268	1.688%, 09/15/18	2,914
EUR	193	2.573%, 09/15/19	257
GBP	1,062	United Kingdom Gilt Inflation Linked, (United Kingdom), 2.313%, 11/22/22	2,091

		Total Foreign Government Securities (Cost $5,263)	5,262

	U.S. Treasury Obligations — 96.4%
		U.S. Treasury Inflation Indexed Bonds,
	2,135	0.625%, 02/15/43	1,963
	4,889	0.750%, 02/15/42	4,773
	3,821	1.750%, 01/15/28	5,059
	2,940	2.000%, 01/15/26	4,211
	2,280	2.120%, 02/15/40	3,191
	2,410	2.125%, 02/15/41	3,335
	5,445	2.375%, 01/15/25 (m)	8,464
	2,785	2.375%, 01/15/27	4,104
	2,116	2.500%, 01/15/29	2,999
	1,240	3.375%, 04/15/32 (m)	2,431
	1,940	3.625%, 04/15/28 (m)	4,095
	3,277	3.875%, 04/15/29 (m)	7,073
		U.S. Treasury Inflation Indexed Notes,
	8,866	0.125%, 04/15/16	9,671
	8,184	0.125%, 04/15/17	8,741
	195	0.125%, 04/15/18	206
	4,517	0.125%, 01/15/22	4,786
	6,144	0.125%, 07/15/22	6,406
	11,185	0.125%, 01/15/23	11,480
	4,425	0.500%, 04/15/15 (k)	4,888
	7,449	0.625%, 07/15/21	8,335
	9,170	1.125%, 01/15/21	10,922
	4,940	1.250%, 07/15/20	5,975
	2,631	1.375%, 07/15/18	3,188
	4,289	1.375%, 01/15/20	5,228
	4,152	1.625%, 01/15/15	5,279
	2,111	1.625%, 01/15/18	2,629
	3,401	1.875%, 07/15/15	4,352
	2,461	1.875%, 07/15/19	3,130
	3,744	2.000%, 07/15/14	4,786
	3,170	2.000%, 01/15/16	4,025
	2,917	2.125%, 01/15/19	3,687
	1,180	2.375%, 01/15/17	1,533
	3,779	2.500%, 07/15/16	4,872
	2,472	2.625%, 07/15/17	3,213

		Total U.S. Treasury Obligations (Cost $159,672)	169,030

SHARES
	Short-Term Investment — 1.2%
		Investment Company — 1.2%
	2,079	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $2,079)	2,079

		Total Investments — 100.8% (Cost $167,342)	176,646
		Liabilities in Excess of Other Assets — (0.8)%	(1,348)

		NET ASSETS — 100.0%	$175,298

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	10 Year U.S. Treasury Note	09/19/13	517	(2)
	Short Futures Outstanding
(27)	Ultra U.S. Treasury Bond	09/19/13	(4,107)	17
(11)	Long Gilt	09/26/13	(1,936)	23
(64)	5 Year U.S. Treasury Note	09/30/13	(7,835)	5

				43

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 05/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,128	GBP
8,439	for EUR	Societe Generale	06/05/13	11	#	11	#	—	(h)
3,771	GBP
4,414	for EUR	Deutsche Bank AG	07/03/13	6	#	6	#	—	(h)

5,061	EUR	BNP Paribas	06/05/13	7		7		—	(h)
2,442	EUR	Credit Suisse International	06/05/13	3		3		—	(h)
7,216	EUR	Deutsche Bank AG	06/05/13	9		9		—	(h)
4,775	EUR	Royal Bank of Canada	06/05/13	6		6		—	(h)
5,898	EUR	Societe Generale	06/05/13	8		8		—	(h)
5,343	EUR	State Street Corp.	06/05/13	7		7		—	(h)
16,679	EUR	Westpac Banking Corp.	06/05/13	22		22		—	(h)
6,581	EUR	Citibank, N.A.	07/03/13	9		9		—	(h)
12,709	EUR	Deutsche Bank AG	07/03/13	16		16		—	(h)
17,921	EUR	Westpac Banking Corp.	07/03/13	23		23		—	(h)

2,817	GBP	Citibank, N.A.	06/05/13	4		4		—	(h)
705,179	GBP	Deutsche Bank AG	06/05/13	1,082		1,071		(11)
3,007	GBP	Royal Bank of Canada	06/05/13	5		5		—	(h)
6,027	GBP	State Street Corp.	06/05/13	9		9		—	(h)

				1,227		1,216		(11)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,627,537	EUR	BNP Paribas	06/05/13	2,124	2,115	9
10,834	EUR	Royal Bank of Canada	06/05/13	14	14	—	(h)
21,453	EUR	Societe Generale	06/05/13	28	28	—	(h)
5,174	EUR	State Street Corp.	06/05/13	7	7	—	(h)
504,792	EUR	Westpac Banking Corp.	06/05/13	662	657	5
10,856	EUR	BNP Paribas	07/03/13	14	14	—	(h)
319,682	EUR	Credit Suisse International	07/03/13	413	415	(2)
2,130,815	EUR	Royal Bank of Canada	07/03/13	2,766	2,770	(4)
5,872	EUR	TD Bank Financial Group	07/03/13	8	8	—	(h)

6,396	GBP	BNP Paribas	06/05/13	10	10	—	(h)
5,336	GBP	Credit Suisse International	06/05/13	8	8	—	(h)
2,137,136	GBP	Royal Bank of Canada	06/05/13	3,310	3,246	64
3,066	GBP	TD Bank Financial Group	06/05/13	5	5	—	(h)
1,427,777	GBP	Credit Suisse International	07/03/13	2,170	2,169	1
11,925	GBP	Westpac Banking Corp.	07/03/13	18	18	—	(h)

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Price Locks

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Note, 0.125%, 04/15/18	$105.37	4/15/2018	$9,750	$(58)

(†)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
				11,557	11,484	73

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 05/31/13 of the currency being sold, and the value at 05/31/13 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,077
Aggregate gross unrealized depreciation	(1,773)

Net unrealized appreciation/depreciation	$9,304

Federal income tax cost of investments	$167,342

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Price Locks — The Funds enter into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Funds to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Funds with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and thenotional amount.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights,

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amount in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$18		$18
Collateralized Mortgage Obligations Non-Agency CMO	—	257	—		257

Total Collateralized Mortgage Obligations	—	257	—		257

Foreign Government Securities	—	5,262	—		5,262
U.S. Treasury Obligations	—	169,030	—		169,030
Short-Term Investment
Investment Company	2,079	—	—		2,079

Total Investments in Securities	$2,079	$174,549	$18	*	$176,646

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$79	$—		$79
Futures	46	—	—		46
Swaps	—	— (a)	—		— (a)

Total Appreciation in Other Financial Instruments	$46	$79	$—		$125

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(17)	$—		$(17)
Futures	(3)	—	—		(3)
Swaps	—	(58)	—		(58)

Total Depreciation in Other Financial Instruments	$(3)	$(75)	$—		$(78)

(a)	Amount rounds to less than $1,000.

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $18,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.7%
12,951	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 09/08/15	12,978
14,424	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 05/15/15	14,459

	Total Asset-Backed Securities (Cost $27,480)	27,437

Corporate Bonds — 17.8%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,530

	Automobiles — 0.2%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,548

	Media — 0.8%
5,000	CBS Corp., 3.375%, 03/01/22	5,006
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,529
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,579
4,000	News America, Inc., 8.875%, 04/26/23	5,400
5,000	Time Warner Entertainment Co. LP, 8.375%, 03/15/23	6,669
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,583

		33,766

	Multiline Retail — 0.2%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,747

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,360

	Total Consumer Discretionary	57,951

	Consumer Staples — 1.3%
	Beverages — 0.4%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,480
4,000	Beam, Inc., 1.875%, 05/15/17	4,030
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,860

		16,370

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,292
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,343

		11,635

	Food Products — 0.4%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,399
5,000	ConAgra Foods, Inc., 7.000%, 04/15/19	6,208
5,000	Mondelez International, Inc., 6.125%, 08/23/18	5,958

		18,565

	Household Products — 0.2%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,502

	Total Consumer Staples	53,072

	Energy — 1.7%
	Energy Equipment & Services — 0.1%
5,000	Halliburton Co., 3.250%, 11/15/21	5,246

	Oil, Gas & Consumable Fuels — 1.6%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,621
2,000	Apache Corp., 6.900%, 09/15/18	2,487
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,632
5,000	ConocoPhillips, 5.750%, 02/01/19	6,005
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,924
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,218
5,000	Petrobras International Finance Co. - Pifco, (Cayman Islands), 5.375%, 01/27/21	5,287
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,670
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,896
5,000	Total Capital S.A., (France), 2.300%, 03/15/16	5,192
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,273

		63,205

	Total Energy	68,451

	Financials — 7.8%
	Capital Markets — 1.8%
5,000	BlackRock, Inc., 5.000%, 12/10/19	5,856
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,168
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,955
5,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	5,329
5,000	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	5,192
	Goldman Sachs Group, Inc. (The),
5,000	6.125%, 02/15/33	5,717
10,000	7.500%, 02/15/19	12,394
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,325

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
10,000	4.750%, 03/22/17	10,937
5,000	5.500%, 07/28/21	5,639
2,000	State Street Corp., 3.100%, 05/15/23	1,945
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,961

		73,418

	Commercial Banks — 1.9%
5,000	Abbey National Treasury Services plc/London, (United Kingdom), VAR, 1.856%, 04/25/14	5,044
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	4,966
5,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	5,222
5,000	BB&T Corp., 3.200%, 03/15/16	5,287
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
5,000	2.125%, 10/13/15	5,151
5,000	4.500%, 01/11/21	5,495
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,602
4,000	KeyCorp, 5.100%, 03/24/21	4,592
5,000	National City Corp., 4.900%, 01/15/15	5,328
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,979
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,813
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,063
5,000	Wachovia Corp., 5.750%, 06/15/17	5,777
5,000	Wells Fargo & Co., Series M, 3.450%, 02/13/23	4,895
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,779

		77,993

	Consumer Finance — 0.9%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,177
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,675
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,352
5,000	HSBC Finance Corp., 5.000%, 06/30/15	5,382
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,965
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,021
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,125

		37,697

	Diversified Financial Services — 1.8%
15,000	Bank of America Corp., 7.625%, 06/01/19 Citigroup, Inc.,	18,893
5,000	6.125%, 11/21/17	5,849
10,000	6.875%, 03/05/38	12,806
5,000	CME Group, Inc., 3.000%, 09/15/22	4,897
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,783
10,000	6.750%, 03/15/32	12,460
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	7,114
5,000	NYSE Euronext, 2.000%, 10/05/17	5,057

		72,859

	Insurance — 0.8%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	6,116
5,000	Aflac, Inc., 8.500%, 05/15/19	6,655
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	5,880
5,000	MetLife, Inc., 5.700%, 06/15/35	5,822
4,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	4,363
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	6,126

		34,962

	Real Estate Investment Trusts (REITs) — 0.6%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,777
5,000	HCP, Inc., 5.375%, 02/01/21	5,744
5,000	ProLogis LP, 6.875%, 03/15/20	6,046
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,454

		23,021

	Total Financials	319,950

	Health Care — 0.9%
	Biotechnology — 0.1%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,901

	Health Care Providers & Services — 0.4%
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,276
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,219

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,176

		15,671

	Pharmaceuticals — 0.4%
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,865
5,000	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,203
5,000	Wyeth LLC, 5.500%, 02/15/16	5,624

		16,692

	Total Health Care	38,264

	Industrials — 1.2%
	Aerospace & Defense — 0.3%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,170
5,000	United Technologies Corp., 6.125%, 02/01/19	6,105

		12,275

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	4,986

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	6,161

	Road & Rail — 0.7%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,105
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,287
5,000	CSX Corp., 5.600%, 05/01/17	5,732
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,838
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,960

		27,922

	Total Industrials	51,344

	Information Technology — 1.1%
	Communications Equipment — 0.1%
5,000	Cisco Systems, Inc., 5.500%, 02/22/16	5,626

	Computers & Peripherals — 0.1%
5,000	Hewlett-Packard Co., 4.375%, 09/15/21	5,039

	Electronic Equipment, Instruments & Components — 0.2%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	5,970

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 3.250%, 10/15/20	5,233

	IT Services — 0.2%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,852

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,177

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,642
5,000	Oracle Corp., 5.750%, 04/15/18	5,955

		11,597

	Total Information Technology	45,494

	Materials — 0.7%
	Chemicals — 0.3%
5,000	Dow Chemical Co. (The), 5.700%, 05/15/18	5,807
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	6,052

		11,859

	Metals & Mining — 0.4%
5,000	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	5,149
5,000	Nucor Corp., 5.750%, 12/01/17	5,851
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,410

		16,410

	Total Materials	28,269

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
7,000	AT&T, Inc., 4.300%, 12/15/42 (e)	6,541
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	7,217
5,000	Verizon Communications, Inc., 5.550%, 02/15/16	5,584

		19,342

	Wireless Telecommunication Services — 0.3%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,752
5,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	5,467

		11,219

	Total Telecommunication Services	30,561

	Utilities — 1.0%
	Electric Utilities — 0.6%
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,547
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,981
3,000	Kansas City Power & Light Co., 7.150%, 04/01/19	3,838

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,286
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,734

		25,386

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,640
5,000	Southern California Gas Co., 5.750%, 11/15/35	6,242

		12,882

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,816

	Total Utilities	42,084

	Total Corporate Bonds (Cost $739,489)	735,440

SHARES
Investment Companies — 65.5%
	Fixed Income — 65.5%
1,713	iShares Core Total U.S. Bond Market ETF	186,905
33,200	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	326,691
26,898	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	235,354
8,651	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	86,337
80,261	JPMorgan High Yield Fund, Class R6 Shares (b)	663,759
104,768	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,203,789

	Total Investment Companies (Cost $2,687,710)	2,702,835

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 14.8%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	80,438
30,000	6.000%, 02/15/26 (m)	41,550
	U.S. Treasury Notes,
120,000	1.750%, 10/31/18	123,797
150,000	1.875%, 08/31/17	156,352
70,000	2.000%, 02/15/22	70,344
135,000	2.125%, 05/31/15	139,841

	Total U.S. Treasury Obligations (Cost $627,936)	612,322

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
43,502	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $43,502)	43,502

	Total Investments — 99.9% (Cost $4,126,117)	4,121,536
	Other Assets in Excess of Liabilities — 0.1%	4,961

	NET ASSETS — 100.0%	$4,126,497

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,094
Aggregate gross unrealized depreciation	(43,675)

Net unrealized appreciation/depreciation	$(4,581)

Federal income tax cost of investments	$4,126,117

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,746,337	$1,375,199	$—	$4,121,536

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 64.2%
	Consumer Discretionary — 19.1%
	Distributors — 1.1%
260	Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17	276

	Hotels, Restaurants & Leisure — 5.6%
160	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14 (m)	160
75	Burger King Corp., 9.875%, 10/15/18 (m)	85
160	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	167
100	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17 (m)	109
50	DineEquity, Inc., 9.500%, 10/30/18 (m)	56
135	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	146
	MGM Resorts International,
50	10.000%, 11/01/16	60
200	11.375%, 03/01/18	259
60	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	60
300	Vail Resorts, Inc., 6.500%, 05/01/19	321

		1,423

	Household Durables — 1.7%
50	KB Home, 9.100%, 09/15/17	60
80	Lennar Corp., 12.250%, 06/01/17	105
55	M/I Homes, Inc., 8.625%, 11/15/18	61
25	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	26
140	Standard Pacific Corp., 10.750%, 09/15/16	173

		425

	Media — 9.6%
110	Allbritton Communications Co., 8.000%, 05/15/18 (m)	119
200	AMC Entertainment, Inc., 8.750%, 06/01/19	220
225	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	262
280	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 04/30/20	313
150	Cinemark USA, Inc., 8.625%, 06/15/19	168
125	DISH DBS Corp., 4.625%, 07/15/17 (m)	125
360	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	387
66	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17	70
360	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	391
210	Regal Cinemas Corp., 8.625%, 07/15/19	233
110	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	115

		2,403

	Specialty Retail — 0.2%
60	Toys R Us-Delaware, Inc., 7.375%, 09/01/16 (e)	62

	Textiles, Apparel & Luxury Goods — 0.9%
230	Quiksilver, Inc., 6.875%, 04/15/15	230

	Total Consumer Discretionary	4,819

	Consumer Staples — 2.6%
	Food & Staples Retailing — 2.5%
280	Rite Aid Corp., 7.500%, 03/01/17	288
97	SUPERVALU, Inc., 8.000%, 05/01/16	107
220	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	242

		637

	Food Products — 0.1%
20	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	22

	Total Consumer Staples	659

	Energy — 8.4%
	Energy Equipment & Services — 3.4%
200	Bluewater Holding B.V., (Netherlands), VAR, 3.278%, 07/17/14	197
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	222
400	SESI LLC, 7.125%, 12/15/21	449

		868

	Oil, Gas & Consumable Fuels — 5.0%
110	Arch Coal, Inc., 8.750%, 08/01/16 (m)	113
200	Chesapeake Energy Corp., 3.250%, 03/15/16	198
100	Comstock Resources, Inc., 8.375%, 10/15/17 (m)	106

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
110	CONSOL Energy, Inc., 8.000%, 04/01/17 (m)	118
50	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	56
50	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	54
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	54
110	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	117
100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	110
50	Stone Energy Corp., 8.625%, 02/01/17	54
110	Swift Energy Co., 7.125%, 06/01/17	112
60	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	60
95	WPX Energy, Inc., 5.250%, 01/15/17	101

		1,253

	Total Energy	2,121

	Financials — 8.1%
	Capital Markets — 0.5%
110	E*TRADE Financial Corp., 6.000%, 11/15/17	115

	Commercial Banks — 4.0%
210	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	235
350	CIT Group, Inc., 5.000%, 05/15/17	374
200	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 1.024%, 09/29/15	192
230	Wachovia Capital Trust III, VAR, 5.570%, 07/05/13 (x)	230

		1,031

	Consumer Finance — 3.1%
445	Ally Financial, Inc., 6.250%, 12/01/17	489
	General Motors Financial Co., Inc.,
30	2.750%, 05/15/16	30
28	3.250%, 05/15/18 (e)	28
270	ILFC E-Capital Trust I, VAR, 4.680%, 12/21/65 (e)	243

		790

	Diversified Financial Services — 0.2%
60	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	59

	Real Estate Investment Trusts (REITs) — 0.3%
60	Felcor Lodging LP, 6.750%, 06/01/19	64

	Total Financials	2,059

	Health Care — 3.0%
	Health Care Providers & Services — 1.7%
110	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	120
250	Surgical Care Affiliates, Inc., 9.625%, 07/15/15 (e)	251
50	Universal Health Services, Inc., 7.000%, 10/01/18	54

		425

	Pharmaceuticals — 1.3%
110	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	118
210	Valeant Pharmaceuticals International, 6.875%, 12/01/18 (e)	224

		342

	Total Health Care	767

	Industrials — 6.0%
	Aerospace & Defense — 0.7%
40	Moog, Inc., 7.250%, 06/15/18	41
60	TransDigm, Inc., 7.750%, 12/15/18	66
60	Triumph Group, Inc., 8.625%, 07/15/18	65

		172

	Airlines — 0.1%
13	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	14

	Building Products — 0.2%
50	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	56

	Commercial Services & Supplies — 2.0%
76	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	80
60	Cenveo Corp., 8.875%, 02/01/18 (m)	60
225	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	241

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
100	R.R. Donnelley & Sons Co., 8.600%, 08/15/16 (m)	116

		497

	Construction & Engineering — 0.2%
50	Tutor Perini Corp., 7.625%, 11/01/18	53

	Machinery — 1.0%
25	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	26
50	SPX Corp., 6.875%, 09/01/17	56
165	Victor Technologies Group, Inc., 9.000%, 12/15/17	179

		261

	Marine — 0.1%
35	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	35

	Road & Rail — 0.5%
50	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.875%, 11/15/17 (e)	52
75	Hertz Corp. (The), 7.500%, 10/15/18	81

		133

	Trading Companies & Distributors — 1.2%
50	Aircastle Ltd., (Bermuda), 6.750%, 04/15/17	55
	International Lease Finance Corp.,
190	8.875%, 09/01/17	229
19	VAR, 2.224%, 06/15/16	19

		303

	Total Industrials	1,524

	Information Technology — 0.9%
	IT Services — 0.9%
220	iGATE Corp., 9.000%, 05/01/16	237

	Materials — 11.0%
	Chemicals — 1.6%
70	Ashland, Inc., 3.000%, 03/15/16 (e) (m)	71
110	Celanese US Holdings LLC, 6.625%, 10/15/18 (m)	118
50	Chemtura Corp., 7.875%, 09/01/18 (m)	55
100	PolyOne Corp., 7.375%, 09/15/20	110
50	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	53

		407

	Construction Materials — 2.3%
450	Cemex S.A.B. de C.V., (Mexico), VAR, 5.284%, 09/30/15 (e) (m)	462
100	Vulcan Materials Co., 6.400%, 11/30/17	111

		573

	Containers & Packaging — 3.5%
210	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	228
400	Berry Plastics Corp., 9.750%, 01/15/21(m)	463
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	110
100	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	113

		914

	Metals & Mining — 3.1%
	ArcelorMittal, (Luxembourg),
220	5.000%, 02/25/17 (m)	229
230	9.850%, 06/01/19 (m)	285
35	Commercial Metals Co., 6.500%, 07/15/17	38
170	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	175
50	Novelis, Inc., (Canada), 8.375%, 12/15/17	54

		781

	Paper & Forest Products — 0.5%
115	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	121

	Total Materials	2,796

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	138
207	Level 3 Financing, Inc., 10.000%, 02/01/18	225
220	Sprint Capital Corp., 6.900%, 05/01/19	237
50	Windstream Corp., 7.875%, 11/01/17	58

	Total Telecommunication Services	658

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 2.5%
	Electric Utilities — 0.7%
150	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	171

	Independent Power Producers & Energy Traders — 1.8%
210	Calpine Corp., 7.875%, 07/31/20 (e) (m)	231
210	GenOn Energy, Inc., 7.875%, 06/15/17	236

		467

	Total Utilities	638

	Total Corporate Bonds (Cost $16,318)	16,278

SHARES
Preferred Stock — 1.0%
	Financials — 1.0%
	Insurance — 1.0%
— (h)	XLIT Ltd., (Cayman Islands), VAR, 3.397%, 10/29/49 (Cost $255)	260

PRINCIPAL AMOUNT ($)
Loan Assignments — 32.5%
	Consumer Discretionary — 6.1%
	Hotels, Restaurants & Leisure — 1.7%
104	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	93
110	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	111
	Mohegan Tribal Gaming Authority, Term A Loan,
109	VAR, 5.500%, 03/31/15	110
— (h)	VAR, 5.500%, 03/31/15	—	(h)
110	Station Casinos, Term Loan, VAR, 5.000%, 03/01/20	111

		425

	Household Durables — 0.4%
90	Tempur-Pedic, Term B Loan, VAR, 3.500%, 03/18/20 ^	90

Internet & Catalog Retail — 0.7%
178	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	173

	Media — 1.5%
	Cequel Communications LLC, Term Loan,
50	VAR, 3.500%, 02/14/19	50
— (h)	VAR, 3.500%, 02/14/19	—	(h)
340	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	339

		389

	Specialty Retail — 1.8%
75	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	73
	J. Crew Group Inc., Term Loan B,
70	VAR, 4.000%, 03/07/18	71
76	VAR, 4.000%, 03/07/18	76
153	VAR, 4.000%, 03/07/18	153
	Party City Holdings Inc., Term Loan,
31	VAR, 4.250%, 07/27/19	31
4	VAR, 4.250%, 07/27/19	4
32	VAR, 4.250%, 07/27/19	33
28	VAR, 4.250%, 07/27/19	28
4	VAR, 4.250%, 07/27/19	4

		473

	Total Consumer Discretionary	1,550

	Consumer Staples — 3.9%
	Food & Staples Retailing — 3.3%
176	Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	177
274	Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	275
401	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	399

		851

	Food Products — 0.6%
145	New HB Acquisition, LLC, Term B Loan, VAR, 6.750%, 04/09/20	149

	Total Consumer Staples	1,000

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
100	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/13/18	104
110	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	110
83	Rice Energy, Term Loan, VAR, 8.500%, 10/25/18	84
110	Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	113

	Total Energy	411

	Health Care — 3.1%
	Health Care Equipment & Supplies — 0.4%
110	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	111

	Health Care Providers & Services — 2.7%
	CHG Healthcare Services, Inc., Term Loan,
4	VAR, 5.000%, 11/19/19 ^	4
106	VAR, 5.000%, 11/19/19 ^	107
125	inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	123
299	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	304
125	Vanguard Health Systems, Term Loan B, VAR, 3.750%, 01/29/16	126

		664

	Total Health Care	775

	Industrials — 6.0%
	Airlines — 1.6%
399	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	400

	Commercial Services & Supplies — 1.1%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
44	VAR, 5.444%, 06/30/17 ^	43
122	VAR, 5.444%, 06/30/17 ^	120
78	VAR, 5.444%, 06/30/17 ^	77
33	VAR, 5.444%, 06/30/17 ^	33

		273

	Machinery — 2.0%
170	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	171
120	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	121
224	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	226

		518

	Marine — 0.5%
120	American Petroleum Tanker, Term Loan B, VAR, 4.750%, 10/02/19	121

	Road & Rail — 0.4%
110	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	110

	Trading Companies & Distributors — 0.4%
100	Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	100

	Total Industrials	1,522

	Information Technology — 7.7%
	Communications Equipment — 2.8%
229	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	232
230	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	230
249	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.773%, 10/26/17	224

		686

	Electronic Equipment, Instruments & Components — 0.9%
229	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	234

	Internet Software & Services — 0.9%
229	Go Daddy Group, Inc., Term Loan, VAR, 4.250%, 12/17/18	230

	IT Services — 1.8%
230	CDW Corp., Term Loan, VAR, 3.500%, 04/29/20 ^	229
230	First Data Corp., 2017 Term Loan, VAR, 4.199%, 03/24/17	230

		459

	Semiconductors & Semiconductor Equipment — 0.9%
230	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	231

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Software — 0.4%
100	Flexera Software, Term Loan B, VAR, 5.000%, 03/13/19	101

	Total Information Technology	1,941

	Materials — 2.0%
	Chemicals — 1.3%
60	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	60
60	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	60
200	Tronox, Term Loan, VAR, 4.500%, 03/19/20	202

		322

	Metals & Mining — 0.7%
150	Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17	151
30	Firth Rixson, Inc., 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	30

		181

	Total Materials	503

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.2%
	Integra Telecom Holdings, Term Loan B,
30	VAR, 6.000%, 02/22/19	31
30	VAR, 6.000%, 02/22/19	30
70	Level 3 Financing, Term Loan B, VAR, 5.250%, 08/01/19	71
110	UPC Holdings B.V., Facility AH, VAR, 3.250%, 06/30/21	110
60	Zayo Group, Term Loan, VAR, 4.750%, 07/02/19	60

		302

	Wireless Telecommunication Services — 0.9%
230	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	231

	Total Telecommunication Services	533

	Total Loan Assignments (Cost $8,265)	8,235

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
1,151	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.037% (b) (l) (m) (Cost $1,151)	1,151
	Total Investments — 102.2% (Cost $25,989)	25,924
	Liabilities in Excess of Other Assets — (2.2)%	(550)

	NET ASSETS — 100.0%	$25,374

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
^	—	All or a portion of the security is unsettled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84
Aggregate gross unrealized depreciation	(149)

Net unrealized appreciation/depreciation	$(65)

Federal income tax cost of investments	$25,989

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$4,819	$—		$4,819
Consumer Staples	—	659	—		659
Energy	—	2,121	—		2,121
Financials	—	2,059	—		2,059
Health Care	—	767	—		767
Industrials	—	1,510	14		1,524
Information Technology	—	237	—		237
Materials	—	2,796	—		2,796
Telecommunication Services	—	658	—		658
Utilities	—	638	—		638

Total Corporate Bonds	—	16,264	14		16,278

Preferred Stock
Financials	—	260	—		260

Total Preferred Stocks	—	260	—		260

Loan Assignments
Consumer Discretionary	—	1,550	—		1,550
Consumer Staples	—	1,000	—		1,000
Energy	—	411	—		411
Health Care	—	775	—		775
Industrials	—	1,522	—		1,522
Information Technology	—	1,941	—		1,941
Materials	—	503	—		503
Telecommunication Services	—	533	—		533

Total Loan Assignments	—	8,235	—		8,235

Short-Term Investment
Investment Company	1,151	—	—		1,151

Total Investments in Securities	$1,151	$24,759	$14	*	$25,924

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $14,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.2%
	ABFC Trust,
196	Series 2005-HE2, Class M1, VAR, 0.913%, 06/25/35	196
1,815	Series 2005-OPT1, Class A2C, VAR, 0.553%, 07/25/35	1,769
	Accredited Mortgage Loan Trust,
5,112	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,874
8,159	Series 2006-2, Class A3, VAR, 0.343%, 09/25/36	7,985
	ACE Securities Corp. Home Equity Loan Trust,
4,024	Series 2005-HE4, Class M1, VAR, 0.693%, 07/25/35	3,970
4,231	Series 2005-HE7, Class A1B2, VAR, 0.493%, 11/25/35	3,947
4,386	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.468%, 08/25/33	4,289
1,951	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.824%, 12/15/33	1,866
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.438%, 01/25/35	8,784
4,357	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,711
	Centex Home Equity Loan Trust,
6,482	Series 2005-A, Class M2, VAR, 0.693%, 01/25/35	5,769
1,293	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,272
2,625	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,618
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.523%, 01/25/36	4,864
1,663	Series 2007-AMC1, Class A2A, VAR, 0.243%, 12/25/36	840
532	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	532
2,590	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.018%, 03/25/34	2,499
1,783	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	1,771
11,383	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.373%, 02/25/36	10,871
2,500	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,602
1,361	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.913%, 07/25/35	1,333
4,852	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 1.318%, 11/25/34	4,535
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.048%, 07/25/34	3,728
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 0.000%, 05/18/23 (e) (i)	23,911
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.063%, 11/25/34	7,861
1,970	Series 2005-WMC5, Class M4, VAR, 1.153%, 06/25/35	1,784
1,483	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.363%, 02/25/36	1,448
	New Century Home Equity Loan Trust,
151	Series 2003-5, Class AI7, VAR, 5.069%, 11/25/33	156
6,400	Series 2005-3, Class M1, VAR, 0.673%, 07/25/35	6,298
3,430	Series 2005-4, Class M2, VAR, 0.703%, 09/25/35	2,978
8,966	Series 2005-C, Class A2C, VAR, 0.443%, 12/25/35	8,411
5,397	Option Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.763%, 11/25/34	5,237
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
7,276	Series 2004-WHQ2, Class M2, VAR, 0.823%, 02/25/35	7,265
3,172	Series 2005-WHQ3, Class M1, VAR, 0.613%, 06/25/35	3,151
15,041	Series 2005-WHQ3, Class M2, VAR, 0.643%, 06/25/35	14,371
	RASC Trust,
1,956	Series 2005-KS6, Class M2, VAR, 0.643%, 07/25/35	1,930
4,886	Series 2006-KS1, Class A4, VAR, 0.493%, 02/25/36	4,680

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Renaissance Home Equity Loan Trust,
3,311	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	3,366
596	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	548
	Saxon Asset Securities Trust,
2,490	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,431
3,277	Series 2006-2, Class A3C, VAR, 0.343%, 09/25/36	2,945
7,972	Stanwich Mortgage Loan Trust, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	7,972
8,741	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.553%, 11/25/35	8,703
5,261	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	5,395
3,585	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	3,683

	Total Asset-Backed Securities (Cost $190,405)	209,149

Collateralized Mortgage Obligations — 8.0%
	Agency CMO — 4.7%
	Federal Home Loan Mortgage Corp. REMIC,
5,724	Series 2906, Class SW, IF, IO, 6.501%, 11/15/34	341
37,547	Series 3045, Class DI, IF, IO, 6.531%, 10/15/35	7,513
13,525	Series 3155, Class PS, IF, IO, 6.951%, 05/15/36	2,220
792	Series 3171, Class OJ, PO, 06/15/36	727
4,586	Series 3218, Class AS, IF, IO, 6.381%, 09/15/36	918
8,126	Series 3236, Class IS, IF, IO, 6.451%, 11/15/36	1,462
19,600	Series 3240, Class S, IF, IO, 6.421%, 11/15/36	3,857
5,558	Series 3244, Class SB, IF, IO, 6.461%, 11/15/36	1,150
2,271	Series 3279, Class SD, IF, IO, 6.231%, 02/15/37	379
3,981	Series 3370, Class SH, IF, IO, 6.251%, 10/15/37	644
11,398	Series 3387, Class SB, IF, IO, 6.221%, 11/15/37	1,608
11,507	Series 3628, Class A, 5.000%, 06/15/38	11,811
6,797	Series 3673, Class SA, IF, IO, 6.221%, 05/15/40	770
12,237	Series 3692, Class PS, IF, IO, 6.401%, 05/15/38	1,356
20,631	Series 3737, Class LI, IO, 4.500%, 05/15/24	1,892
11,372	Series 3751, Class MI, IO, 4.000%, 02/15/34	221
9,172	Series 3762, Class JS, IF, IO, 6.501%, 04/15/35	559
17,134	Series 3819, Class SH, IF, IO, 6.271%, 06/15/40	2,540
11,512	Series 3827, Class H, 4.000%, 09/15/37	11,666
14,326	Series 3835, Class KA, 4.000%, 05/15/37	14,584
15,691	Series 3845, Class KP, 4.000%, 04/15/38	15,877
10,579	Series 3877, Class EL, 4.000%, 08/15/38	10,720
2,860	Series 3877, Class EM, 4.000%, 08/15/38	2,889
19,642	Series 3884, Class AD, 4.000%, 08/15/38	19,914
25,580	Series 3907, Class ST, IF, IO, 6.301%, 08/15/41	5,623
28,542	Series 3919, Class SA, IF, IO, 6.301%, 09/15/41	6,225
3,352	Series 3939, Class JA, 4.000%, 12/15/37	3,397
9,868	Series 3960, Class SJ, IF, IO, 6.451%, 08/15/40	2,368
19,381	Series 3973, Class SG, IF, IO, 6.451%, 04/15/30	2,446
6,472	Series 3976, Class AI, IO, 3.500%, 08/15/29	602
16,023	Series 3984, Class NS, IF, IO, 6.401%, 01/15/40	2,649
22,610	Series 3989, Class SJ, IF, IO, 5.751%, 01/15/42	4,819
34,111	Series 3997, Class HS, IF, IO, 6.351%, 03/15/38	6,988
11,536	Series 4001, Class SD, IF, IO, 7.001%, 02/15/36	2,683
12,009	Series 4002, Class DI, IO, 3.500%, 03/15/30	1,037
16,694	Series 4006, Class BI, IO, 3.500%, 01/15/32	2,241
9,082	Series 4010, Class JS, IF, IO, 6.401%, 03/15/32	1,656
45,689	Series 4019, Class SC, IF, IO, 6.251%, 03/15/42	11,287

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
74,097	Series 4027, Class SL, IF, IO, 5.721%, 04/15/42	18,282
31,031	Series 4027, Class SW, IF, IO, 5.721%, 04/15/42	6,492
24,638	Series 4047, Class SC, IF, IO, 6.501%, 04/15/31	4,324
25,468	Series 4055, Class BI, IO, 3.500%, 05/15/31	3,192
180,269	Series 4057, Class SA, IF, IO, 5.851%, 04/15/39	36,323
79,460	Series 4059, Class SP, IF, IO, 6.351%, 06/15/42	21,718
16,081	Series 4061, Class HS, IF, IO, 6.501%, 08/15/31	3,584
38,617	Series 4061, Class SA, IF, IO, 6.351%, 06/15/42	7,902
50,979	Series 4070, Class S, IF, IO, 5.901%, 06/15/32	9,152
10,068	Series 4077, Class SM, IF, IO, 6.501%, 08/15/40	2,026
14,232	Series 4080, Class SA, IF, IO, 5.801%, 07/15/42	3,272
37,319	Series 4084, Class GS, IF, IO, 5.851%, 04/15/39	7,698
25,817	Series 4086, Class TS, IF, IO, 5.901%, 04/15/37	4,081
24,582	Series 4097, Class SL, IF, IO, 5.951%, 06/15/41	4,589
2,263	Series 4100, Class KJ, 3.500%, 08/15/42	2,259
18,510	Series 4104, Class SC, IF, IO, 5.851%, 09/15/42	4,195
62,874	Series 4119, Class SC, IF, IO, 5.951%, 10/15/42	13,700
68,245	Series 4152, Class SG, IF, IO, 6.301%, 02/15/42	17,138
6,113	Series 4165, Class ZA, 3.500%, 02/15/43	6,112
	Federal National Mortgage Association REMIC,
924	Series 2004-17, Class DS, IF, IO, 6.957%, 11/25/32	40
55	Series 2004-41, Class SA, IF, IO, 6.957%, 02/25/32	1
1,529	Series 2004-52, Class SX, IF, IO, 6.857%, 09/25/32	110
2,771	Series 2004-61, Class NS, IF, IO, 7.507%, 08/25/34	684
7,632	Series 2004-72, Class S, IF, IO, 6.307%, 09/25/34	1,620
5,646	Series 2004-92, Class SQ, IF, IO, 6.457%, 05/25/34	978
3,499	Series 2005-13, Class AS, IF, IO, 5.907%, 03/25/35	603
8,086	Series 2005-23, Class SG, IF, IO, 6.507%, 04/25/35	1,294
9,861	Series 2005-57, Class DI, IF, IO, 6.507%, 03/25/35	1,258
25,002	Series 2005-74, Class SE, IF, IO, 5.907%, 09/25/35	4,584
16,855	Series 2005-82, Class SY, IF, IO, 6.537%, 09/25/35	3,413
7,426	Series 2006-3, Class SB, IF, IO, 6.507%, 07/25/35	1,033
5,777	Series 2006-20, Class IG, IF, IO, 6.457%, 04/25/36	816
19,162	Series 2006-43, Class SD, IF, IO, 6.407%, 06/25/36	2,748
13,188	Series 2006-56, Class SA, IF, IO, 5.297%, 11/25/35	1,719
32,815	Series 2006-58, Class SI, IF, IO, 6.347%, 07/25/36	5,943
14,351	Series 2006-70, Class JI, IF, IO, 6.407%, 06/25/36	2,143
2,806	Series 2006-72, Class XI, IF, IO, 6.307%, 08/25/36	472
3,978	Series 2006-106, Class CS, IF, IO, 6.397%, 11/25/36	753
4,407	Series 2006-108, Class S, IF, IO, 7.007%, 11/25/36	1,025
5,987	Series 2006-109, Class SG, IF, IO, 6.437%, 11/25/36	1,317
10,590	Series 2006-124, Class SI, IF, IO, 6.082%, 01/25/37	1,847
10,494	Series 2006-125, Class SA, IF, IO, 6.527%, 01/25/37	1,480
28,350	Series 2007-33, Class SD, IF, IO, 5.917%, 04/25/37	5,661
6,222	Series 2007-37, Class SA, IF, IO, 5.927%, 05/25/37	1,196
16,979	Series 2007-55, Class S, IF, IO, 6.567%, 06/25/37	3,455
3,935	Series 2007-88, Class MI, IF, IO, 6.327%, 09/25/37	654
2,152	Series 2007-88, Class XI, IF, IO, 6.347%, 06/25/37	330
12,066	Series 2007-91, Class AS, IF, IO, 6.207%, 10/25/37	2,387
8,467	Series 2007-109, Class GI, IF, IO, 5.877%, 12/25/37	1,688

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
26,232	Series 2008-2, Class SA, IF, IO, 6.077%, 02/25/38	5,365
8,718	Series 2008-17, Class KS, IF, IO, 6.157%, 11/25/37	1,393
17,024	Series 2008-28, Class SQ, IF, IO, 5.887%, 04/25/38	2,439
5,899	Series 2008-34, Class GS, IF, IO, 6.257%, 05/25/38	685
4,030	Series 2008-41, Class S, IF, IO, 6.607%, 11/25/36	739
6,482	Series 2008-71, Class SB, IF, IO, 6.291%, 10/25/29	179
41,247	Series 2008-92, Class SA, IF, IO, 6.257%, 12/25/38	8,940
1,456	Series 2009-65, Class MB, 4.000%, 10/25/37	1,484
43,888	Series 2009-87, Class SG, IF, IO, 6.057%, 11/25/39	8,020
1,343	Series 2009-106, Class EA, 4.500%, 03/25/34	1,354
38,620	Series 2009-110, Class SD, IF, IO, 6.057%, 01/25/40	7,238
721	Series 2010-34, Class JD, 3.000%, 09/25/37	731
15,428	Series 2010-79, Class NA, 4.500%, 05/25/36	15,575
25,991	Series 2010-99, Class SD, IF, IO, 5.907%, 03/25/39	2,699
10,863	Series 2010-102, Class S, IF, IO, 6.357%, 09/25/40	2,259
46,021	Series 2010-107, Class PS, IF, IO, 6.437%, 06/25/40	6,541
21,443	Series 2010-107, Class SP, IF, IO, 6.457%, 06/25/40	3,059
35,192	Series 2010-131, Class SA, IF, IO, 6.407%, 11/25/40	7,148
55,093	Series 2010-139, Class SA, IF, IO, 5.837%, 12/25/40	7,769
30,580	Series 2011-8, Class AK, 4.000%, 09/25/35	30,706
24,384	Series 2011-18, Class UA, 4.000%, 08/25/38	24,907
8,691	Series 2011-32, Class EC, 4.000%, 01/25/36	8,728
2,134	Series 2011-40, Class LJ, 4.500%, 01/25/34	2,163
2,551	Series 2011-70, Class CL, 3.000%, 08/25/26	2,577
48,993	Series 2011-86, Class KS, IF, IO, 5.757%, 09/25/41	5,996
13,382	Series 2011-93, Class ES, IF, IO, 6.307%, 09/25/41	2,164
23,024	Series 2011-101, Class SC, IF, IO, 6.307%, 10/25/40	5,779
28,036	Series 2011-118, Class CS, IF, IO, 6.307%, 10/25/39	4,608
13,139	Series 2011-124, Class DS, IF, IO, 6.357%, 08/25/40	2,749
55,131	Series 2011-145, Class PS, IF, IO, 6.417%, 04/25/30	8,643
13,377	Series 2011-146, Class AI, IO, 3.500%, 10/25/29	1,074
1,554	Series 2012-11, Class PN, 4.000%, 11/25/40	1,552
8,759	Series 2012-14, Class LS, IF, IO, 6.307%, 03/25/42	2,199
36,062	Series 2012-17, Class JS, IF, IO, 6.457%, 11/25/30	7,013
4,086	Series 2012-20, Class JS, IF, IO, 5.807%, 10/25/38	877
14,244	Series 2012-24, Class S, IF, IO, 5.307%, 05/25/30	1,566
37,466	Series 2012-30, Class MS, IF, IO, 6.257%, 04/25/42	8,800
32,128	Series 2012-36, Class SB, IF, IO, 6.257%, 04/25/42	8,142
33,123	Series 2012-36, Class SN, IF, IO, 6.257%, 04/25/42	8,880
16,979	Series 2012-42, Class PS, IF, IO, 6.387%, 08/25/41	2,314
56,677	Series 2012-47, Class SD, IF, IO, 6.257%, 05/25/42	15,367
45,581	Series 2012-58, Class SM, IF, IO, 6.307%, 06/25/42	10,400
57,181	Series 2012-73, Class LS, IF, IO, 5.857%, 06/25/39	12,096
49,997	Series 2012-74, Class AS, IF, IO, 5.857%, 03/25/39	11,122
29,235	Series 2012-83, Class LS, IF, IO, 5.207%, 08/25/42	5,523
64,876	Series 2012-115, Class DS, IF, IO, 5.907%, 10/25/42	15,248
33,728	Series 2012-137, Class SN, IF, IO, 5.907%, 12/25/42	7,928
6,814	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,521
22,089	Series 2012-147, Class SA, IF, IO, 5.907%, 01/25/43	5,492
30,430	Series 2013-2, Class S, IF, IO, 5.957%, 02/25/43	6,992

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,506	Series 2013-5, Class EZ, 2.000%, 08/25/42	9,435
25,767	Series 2013-27, Class UZ, 3.000%, 04/25/43	24,545
16,495	Series 2013-29, Class QZ, 4.000%, 04/25/43	16,500
11,154	Series 2013-31, Class NZ, 3.000%, 04/25/43	10,301
5,066	Series 2013-33, Class DZ, 3.500%, 08/25/42	4,956
6,357	Series 2013-33, Class YZ, 3.000%, 04/25/43	6,031
	Federal National Mortgage Association STRIPS,
2,978	Series 366, Class 18, IO, 4.000%, 11/01/20	243
2,753	Series 377, Class 2, IO, 5.000%, 10/01/36	348
3,972	Series 379, Class 2, IO, 5.500%, 05/01/37	511
12,006	Series 390, Class C7, IO, 4.000%, 07/25/23	828
19,050	Series 390, Class C8, IO, 4.500%, 07/25/23	1,411
	Government National Mortgage Association,
1,412	Series 2005-7, Class NL, IF, IO, 6.552%, 03/17/33	190
8,406	Series 2009-41, Class GS, IF, IO, 5.852%, 06/16/39	1,155
6,961	Series 2012-93, Class MS, IF, IO, 6.452%, 07/20/42	1,243

		791,370

	Non-Agency CMO — 3.3%
3,628	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.902%, 01/25/36	3,168
	Alternative Loan Trust,
5,456	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	5,580
1,588	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,627
3,297	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,296
8,373	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	8,195
2,804	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,769
10,718	Series 2005-70CB, Class A5, 5.500%, 12/25/35	9,476
2,059	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,087
5,474	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	5,597
4,649	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	4,450
3,408	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,943
3,213	Series 2006-24CB, Class A1, 6.000%, 06/25/36	3,036
6,058	Series 2006-24CB, Class A23, 6.000%, 06/25/36	5,348
9,130	Series 2006-25CB, Class A9, 6.000%, 10/25/36	8,366
1,318	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,038
4,745	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,909
1,209	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,046
470	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	460
1,654	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,353
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,175
3,257	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.383%, 09/25/46	2,323
	Banc of America Alternative Loan Trust,
9,326	Series 2004-1, Class 1A1, 6.000%, 02/25/34	9,560
4,550	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,450
3,780	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,795
5,007	Series 2006-4, Class 2A1, 6.000%, 05/25/21	5,132
	Banc of America Funding Trust,
6,129	Series 2005-1, Class 1A1, 5.500%, 02/25/35	6,474
3,170	Series 2006-1, Class 2A1, 5.500%, 01/25/36	3,274
291	Series 2006-3, Class 4A19, 5.750%, 03/25/36	291

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Mortgage Trust,
1,033	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,036
3,788	Series 2005-11, Class 2A1, 5.250%, 12/25/20	3,904
15,235	Series 2007-3, Class 1A1, 6.000%, 09/25/37	14,288
	Chase Mortgage Finance Trust,
5,274	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	5,555
14,981	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	14,161
4,380	Series 2006-S2, Class 2A1, 6.000%, 10/25/36	4,061
	CHL Mortgage Pass-Through Trust,
1,000	Series 2005-10, Class A1, 5.500%, 05/25/35	1,002
6,571	Series 2005-20, Class A7, 5.250%, 12/25/27	6,329
1,901	Series 2005-21, Class A2, 5.500%, 10/25/35	1,931
3,360	Series 2006-15, Class A1, 6.250%, 10/25/36	2,969
2,049	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,864
10,231	Series 2007-16, Class A1, 6.500%, 10/25/37	9,734
13,831	Series 2007-17, Class 1A1, 6.000%, 10/25/37	13,480
	Citicorp Mortgage Securities Trust,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	9,410
1,985	Series 2006-7, Class 2A1, 5.500%, 12/25/21	2,028
433	Series 2007-2, Class 1A5, 5.750%, 02/25/37	441
3,922	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	3,829
	CitiMortgage Alternative Loan Trust,
8,942	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	8,388
6,219	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	5,968
984	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,005
10,928	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	9,546
	Credit Suisse First Boston Mortgage Securities Corp.,
4,001	Series 2003-AR24, Class 2A4, VAR, 2.665%, 10/25/33	4,053
3,922	Series 2004-5, Class 4A1, 6.000%, 09/25/34	4,030
1,455	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,458
731	Series 2005-7, Class 3A1, 5.000%, 08/25/20	744
3,151	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.645%, 02/25/20	3,272
4,574	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,963
6,047	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	5,419
4,711	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.503%, 10/25/45	3,554
	GSR Mortgage Loan Trust,
4,982	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	5,042
732	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	707
1,299	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,289
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.823%, 01/25/35	4,687
5,005	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.973%, 10/25/34	4,860
4,637	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	4,921
	Lehman Mortgage Trust,
5,676	Series 2005-1, Class 7A1, 5.500%, 11/25/20	5,752
3,196	Series 2006-4, Class 3A1, 5.000%, 08/25/21	3,189
	MASTR Alternative Loan Trust,
3,864	Series 2004-7, Class 10A1, 6.000%, 06/25/34	3,975
5,951	Series 2005-5, Class 3A1, 5.750%, 08/25/35	5,554
2,901	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	3,038

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Prime Mortgage Trust,
5,095	Series 2005-2, Class 2A1, VAR, 7.000%, 10/25/32	5,471
1,443	Series 2005-4, Class 2A8, 5.500%, 10/25/35	1,457
1,062	Series 2006-1, Class 2A5, 6.000%, 06/25/36	1,047
	RALI Trust,
7,950	Series 2003-QS16, Class A1, 5.000%, 08/25/18	8,153
4,294	Series 2003-QS20, Class CB, 5.000%, 11/25/18	4,426
2,049	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	2,089
1,333	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,316
1,296	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,318
857	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	881
	RFMSI Trust,
2,356	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	2,432
8,253	Series 2005-SA2, Class 2A2, VAR, 3.051%, 06/25/35	7,642
9,080	Series 2006-S9, Class A1, 6.250%, 09/25/36	8,596
7,896	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	7,472
11,389	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	11,028
3,855	Series 2006-SA4, Class 2A1, VAR, 3.828%, 11/25/36	3,298
3,022	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,902
12,983	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	12,627
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	19,254
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,945
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,536
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,020
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,840
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,040
	Structured Asset Securities Corp. Trust,
1,042	Series 2005-6, Class 5A1, 5.000%, 05/25/35	1,066
2,830	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,965
	Washington Mutual Mortgage Pass- Through Certificates WMALT,
427	Series 2005-8, Class 1A8, 5.500%, 10/25/35	394
1,819	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,593
	Wells Fargo Alternative Loan Trust,
7,208	Series 2005-1, Class 1A2, 5.500%, 02/25/35	7,521
22,616	Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	21,046
	Wells Fargo Mortgage-Backed Securities Trust,
3,244	Series 2005-16, Class A8, 5.750%, 01/25/36	3,468
2,423	Series 2005-16, Class A16, 5.750%, 01/25/36	2,446
4,517	Series 2006-1, Class A3, 5.000%, 03/25/21	4,632
8,180	Series 2006-11, Class A4, 5.000%, 09/25/36	7,908
9,909	Series 2006-11, Class A8, 6.000%, 09/25/36	9,905
19	Series 2006-11, Class A13, 6.000%, 09/25/36	19
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,909
2,119	Series 2006-17, Class A1, 5.500%, 11/25/21	2,146
1,730	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,785
2,609	Series 2007-5, Class 2A3, 5.500%, 05/25/22	2,749
15,023	Series 2007-7, Class A1, 6.000%, 06/25/37	14,990
10,432	Series 2007-7, Class A39, 6.000%, 06/25/37	10,326
16,110	Series 2007-8, Class 2A8, 6.000%, 07/25/37	16,139
3,451	Series 2007-11, Class A85, 6.000%, 08/25/37	3,483

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
695	Series 2007-11, Class A96, 6.000%, 08/25/37	701

		548,635

	Total Collateralized Mortgage Obligations (Cost $1,277,388)	1,340,005

Commercial Mortgage-Backed Securities — 0.1%
	COMM Mortgage Trust,
5,900	Series 2011-THL, Class D, 5.605%, 06/09/28 (e)	5,922
2,000	Series 2011-THL, Class E, 5.949%, 06/09/28 (e)	2,041
8,594	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.599%, 09/15/21 (e)	8,510

	Total Commercial Mortgage-Backed Securities (Cost $15,536)	16,473

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,358	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	–

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,453	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	3,414

	Total Convertible Bonds (Cost $2,811)	3,414

Corporate Bonds — 29.4%
	Consumer Discretionary — 7.2%
	Auto Components — 0.3%
7,295	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	7,842
3,058	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	3,310
	American Axle & Manufacturing, Inc.,
2,100	6.250%, 03/15/21	2,187
1,585	7.750%, 11/15/19	1,807
1,810	Continental Rubber of America Corp., 4.500%, 09/15/19 (e)	1,878
2,515	Dana Holding Corp., 6.500%, 02/15/19	2,678
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,794
7,060	8.250%, 08/15/20	7,863
1,030	8.750%, 08/15/20	1,203
	Schaeffler Finance B.V., (Netherlands),
4,900	4.750%, 05/15/21 (e)	4,814
1,200	8.500%, 02/15/19 (e)	1,350
7,202	UCI International, Inc., 8.625%, 02/15/19	7,454
6,368	Visteon Corp., 6.750%, 04/15/19	6,798

		51,978

	Automobiles — 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
9,336	8.000%, 06/15/19	10,340
18,131	8.250%, 06/15/21	20,488
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,254
325	7.500%, 08/01/26	397
750	8.900%, 01/15/32	992
1,900	9.980%, 02/15/47	2,714
1,350	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	1,380
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	— (h	)
1,533	5.250%, 03/06/32 (i)	— (h	)
1,545	6.250%, 07/15/33 (i)	— (h	)
170	7.250%, 04/15/41 (i)	— (h	)
505	7.250%, 07/15/41 (i)	— (h	)
687	7.250%, 02/15/52 (i)	— (h	)
581	7.375%, 05/15/48 (i)	— (h	)
51	7.375%, 10/01/51 (i)	— (h	)

		37,565

	Distributors — 0.3%
1,050	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21 (e)	1,063
3,410	American Tire Distributors, Inc., 9.750%, 06/01/17	3,623
	HD Supply, Inc.,
8,565	7.500%, 07/15/20 (e)	9,079
12,795	8.125%, 04/15/19	14,202
3,780	10.500%, 01/15/21	3,922
3,640	11.000%, 04/15/20	4,373
4,030	11.500%, 07/15/20	4,735
4,408	INTCOMEX, Inc., 13.250%, 12/15/14 (i)	4,452
2,348	LKQ Corp., 4.750%, 05/15/23 (e)	2,342
	VWR Funding, Inc.,
4,955	7.250%, 09/15/17	5,277
1,000	10.750%, 06/30/17 (e)	1,035

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Distributors — Continued
EUR 1,838	10.750%, 06/30/17 (e)	2,455

		56,558

	Diversified Consumer Services — 0.2%
2,653	Coinstar, Inc., 6.000%, 03/15/19 (e)	2,706
	Service Corp. International,
1,825	6.750%, 04/01/16	2,026
1,270	7.000%, 06/15/17	1,451
3,640	7.000%, 05/15/19	3,931
5,580	7.500%, 04/01/27	6,278
1,585	7.625%, 10/01/18	1,870
5,145	ServiceMaster Co., 7.000%, 08/15/20	5,100
3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,316

		26,678

	Hotels, Restaurants & Leisure — 2.2%
4,072	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	4,077
3,000	Burger King Corp., 9.875%, 10/15/18	3,390
	Caesars Entertainment Operating Co., Inc.,
9,940	8.500%, 02/15/20	9,468
10,440	9.000%, 02/15/20 (e)	10,049
4,120	10.000%, 12/15/18	2,554
10,315	11.250%, 06/01/17	10,779
3,550	Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.000%, 02/15/20 (e)	3,417
3,871	CCM Merger, Inc., 9.125%, 05/01/19 (e)	4,239
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	9,268
	CityCenter Holdings LLC/CityCenter Finance Corp.,
6,990	7.625%, 01/15/16	7,427
42,588	PIK, 10.750%, 01/15/17	46,421
1,658	CKE Restaurants, Inc., 11.375%, 07/15/18	1,726
2,650	DineEquity, Inc., 9.500%, 10/30/18	2,981
10,200	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	11,322
CAD 5,250	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17 (e)	5,444
3,435	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,886
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,291
13,815	Hilton, Mezzanine, 4.198%, 11/12/13 (i)	13,505
28,000	Hotel Waldorf-Astoria Corp. (The), 0.000%, 05/01/15 (i)	28,451
11,980	Isle of Capri Casinos, Inc., 5.875%, 03/15/21 (e)	11,920
9,550	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,254
3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,550
	MGM Resorts International,
2,930	6.625%, 12/15/21	3,175
9,835	6.750%, 10/01/20 (e)	10,720
2,205	7.500%, 06/01/16	2,478
14,875	7.625%, 01/15/17	16,976
31,720	7.750%, 03/15/22	36,161
16,820	8.625%, 02/01/19	19,890
10,250	10.000%, 11/01/16	12,390
1,090	11.375%, 03/01/18	1,411
890	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	971
	Real Mex Restaurants, Inc.,
1,608	11.000%, 03/15/14 (i)	1,608
308	19.000%, 03/21/16 (i)	308
2,790	19.000%, 03/21/16 (i)	1,551
11,205	Sabre, Inc., 8.500%, 05/15/19 (e)	12,354
2,960	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	2,941
11,100	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	11,960
14,620	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	14,657
5,250	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	5,788
	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
815	6.375%, 06/01/21 (e)	819
3,024	8.625%, 04/15/16 (e)	3,221
5,085	Vail Resorts, Inc., 6.500%, 05/01/19	5,441
1,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	1,772
2,550	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	2,856

		376,867

	Household Durables — 0.4%
1,728	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	1,832

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Durables — Continued
5,445	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	5,826
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,513
3,690	7.500%, 01/15/20	3,985
	K. Hovnanian Enterprises, Inc.,
1,816	7.250%, 10/15/20 (e)	2,011
1,448	9.125%, 11/15/20 (e)	1,633
4,500	11.875%, 10/15/15	5,186
	KB Home,
1,440	7.500%, 09/15/22	1,634
240	9.100%, 09/15/17	286
	Lennar Corp.,
1,400	4.750%, 12/15/17	1,487
735	4.750%, 11/15/22 (e)	735
6,355	Series B, 12.250%, 06/01/17	8,373
3,033	Libbey Glass, Inc., 6.875%, 05/15/20	3,283
2,249	M/I Homes, Inc., 8.625%, 11/15/18	2,485
4,208	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	4,366
	Standard Pacific Corp.,
8,705	8.375%, 05/15/18	10,261
1,770	8.375%, 01/15/21	2,124
2,395	10.750%, 09/15/16	2,958
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,146	5.250%, 04/15/21 (e)	3,185
2,587	7.750%, 04/15/20 (e)	2,885
1,520	Tempur-Pedic International, Inc., 6.875%, 12/15/20 (e)	1,640
2,795	Toll Brothers Finance Corp., 5.875%, 02/15/22	3,113

		70,801

	Internet & Catalog Retail — 0.1%
	Sitel LLC/Sitel Finance Corp.,
3,440	11.000%, 08/01/17 (e)	3,698
11,520	11.500%, 04/01/18	8,640

		12,338

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,727
5,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	5,393

		16,120

	Media — 2.4%
	AMC Entertainment, Inc.,
5,365	8.750%, 06/01/19	5,888
6,115	9.750%, 12/01/20	7,063
4,085	Block Communications, Inc., 7.250%, 02/01/20 (e)	4,432
	Cablevision Systems Corp.,
1,900	5.875%, 09/15/22	1,881
6,400	8.000%, 04/15/20	7,248
1,735	8.625%, 09/15/17	2,021
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,374	5.125%, 02/15/23	1,347
8,363	5.250%, 03/15/21 (e)	8,488
2,250	5.750%, 01/15/24	2,272
13,982	6.500%, 04/30/21	15,031
9,748	7.000%, 01/15/19	10,418
9,870	7.375%, 06/01/20	11,017
3,110	7.875%, 04/30/18	3,294
2,250	Cengage Learning Acquisitions, Inc., 11.500%, 04/15/20 (e)	1,811
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
3,000	6.375%, 09/15/20 (e)	3,135
10,013	8.625%, 11/15/17 (e)	10,684
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23 (e)	2,491
1,785	7.375%, 06/15/21	1,995
	Clear Channel Communications, Inc.,
2,189	9.000%, 12/15/19 (e)	2,200
12,915	9.000%, 03/01/21	12,818
2,960	11.250%, 03/01/21 (e)	3,204
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22 (e)	5,775
14,875	6.500%, 11/15/22 (e)	15,693
1,185	Series A, 7.625%, 03/15/20	1,253
22,315	Series B, 7.625%, 03/15/20	23,710
1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,108
5,840	CSC Holdings LLC, 8.625%, 02/15/19	6,964
	DISH DBS Corp.,
9,313	5.000%, 05/15/17 (e)	9,313
6,550	5.000%, 03/15/23	6,190
5,437	5.125%, 05/01/20 (e)	5,301
6,600	5.875%, 07/15/22	6,616
6,897	6.250%, 05/15/23 (e)	6,897

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
7,665	6.750%, 06/01/21	8,106
23,992	7.875%, 09/01/19	26,901
4,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	4,484
3,910	Hughes Satellite Systems Corp., 6.500%, 06/15/19	4,272
	Intelsat Jackson Holdings S.A., (Luxembourg),
5,160	6.625%, 12/15/22 (e)	5,373
18,240	7.250%, 10/15/20	19,790
1,165	7.500%, 04/01/21	1,280
	Intelsat Luxembourg S.A., (Luxembourg),
20,997	7.750%, 06/01/21 (e)	22,073
12,888	8.125%, 06/01/23 (e)	13,790
2,765	11.250%, 02/04/17	2,926
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,538
6,430	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,679
3,200	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	3,328
	Mediacom LLC/Mediacom Capital Corp.,
7,690	7.250%, 02/15/22	8,363
3,290	9.125%, 08/15/19	3,635
1,365	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	1,338
3,450	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	3,674
9,425	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	10,250
	Quebecor Media, Inc., (Canada),
4,490	5.750%, 01/15/23	4,602
3,366	7.750%, 03/15/16	3,425
1,608	Radio One, Inc., 12.500%, 05/24/16	1,636
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21 (e)	5,075
2,195	6.125%, 10/01/22 (e)	2,288
4,445	8.375%, 10/15/18	4,912
1,900	9.250%, 11/01/17 (e)	2,033
1,110	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	1,088
EUR 2,631	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.125%, 01/21/23 (e)	3,411
	Univision Communications, Inc.,
3,000	7.875%, 11/01/20 (e)	3,285
4,900	8.500%, 05/15/21 (e)	5,304
	WMG Acquisition Corp.,
2,050	6.000%, 01/15/21 (e)	2,163
7,891	11.500%, 10/01/18	9,311

		406,891

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	3,227
3,860	6.375%, 10/15/36	3,213
1,665	7.950%, 04/01/17	1,644

		8,084

	Specialty Retail — 0.8%
4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,805
	Claire’s Stores, Inc.,
965	7.750%, 06/01/20 (e)	977
4,455	8.875%, 03/15/19	4,778
23,186	9.000%, 03/15/19 (e)	26,084
5,436	Gymboree Corp., 9.125%, 12/01/18	5,266
	Hillman Group, Inc. (The),
5,110	10.875%, 06/01/18	5,647
715	10.875%, 06/01/18 (e)	790
6,590	J. Crew Group, Inc., 8.125%, 03/01/19	7,018
3,700	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	3,936
1,300	L Brands, Inc., 6.625%, 04/01/21	1,485
	Michael’s Stores, Inc.,
9,405	7.750%, 11/01/18	10,204
5,203	11.375%, 11/01/16	5,444
1,384	Neebo, Inc., 15.000%, 06/30/16 (e)	1,419
	New Look Bondco I plc, (United Kingdom),
GBP 4,358	8.750%, 05/14/18 (e)	6,340
EUR 4,667	VAR, 6.453%, 05/14/18 (e)	5,975
9,572	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	10,745
4,235	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,616
6,950	Radio Systems Corp., 8.375%, 11/01/19 (e)	7,636
	Sally Holdings LLC/Sally Capital, Inc.,
1,270	5.750%, 06/01/22	1,337
3,630	6.875%, 11/15/19	4,025
11,530	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	12,193

		130,720

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
2,000	6.375%, 12/15/20	2,205
978	8.000%, 12/15/16	1,047
5,035	Polymer Group, Inc., 7.750%, 02/01/19	5,425
6,036	Quiksilver, Inc., 6.875%, 04/15/15	6,036
680	Wolverine World Wide, Inc., 6.125%, 10/15/20 (e)	719

		15,432

	Total Consumer Discretionary	1,210,032

	Consumer Staples — 1.8%
	Beverages — 0.1%
	Constellation Brands, Inc.,
3,426	3.750%, 05/01/21	3,340
4,042	4.250%, 05/01/23	3,971
1,651	7.250%, 09/01/16	1,903
2,175	7.250%, 05/15/17	2,542

		11,756

	Food & Staples Retailing — 0.5%
4,100	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	4,110
	New Albertsons, Inc.,
2,731	7.450%, 08/01/29	2,226
8,083	8.000%, 05/01/31	6,709
2,825	8.700%, 05/01/30	2,457
3,700	Pantry, Inc. (The), 8.375%, 08/01/20	4,047
	Rite Aid Corp.,
14,385	7.500%, 03/01/17	14,781
5,480	9.250%, 03/15/20	6,185
44,950	9.500%, 06/15/17	46,523
5,325	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	5,858

		92,896

	Food Products — 0.5%
2,400	ARAMARK Corp., 5.750%, 03/15/20 (e)	2,484
1,505	B&G Foods, Inc., 4.625%, 06/01/21	1,501
14,543	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	15,961
1,755	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (e)	1,887
	Dean Foods Co.,
2,700	7.000%, 06/01/16	3,047
4,215	9.750%, 12/15/18	4,858
12,575	Del Monte Corp., 7.625%, 02/15/19	13,031
1,615	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	1,603
18,910	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	18,768
	JBS USA LLC/JBS USA Finance, Inc.,
2,500	7.250%, 06/01/21 (e)	2,675
2,138	8.250%, 02/01/20 (e)	2,347
6,160	Michael Foods Group, Inc., 9.750%, 07/15/18	6,868
8,860	Pilgrim’s Pride Corp., 7.875%, 12/15/18	9,635
2,000	Post Holdings, Inc., 7.375%, 02/15/22	2,228
2,765	Smithfield Foods, Inc., 7.750%, 07/01/17	3,214
1,278	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,371

		91,478

	Household Products — 0.6%
9,841	Central Garden & Pet Co., 8.250%, 03/01/18	10,259
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
5,525	5.750%, 10/15/20	5,608
20,236	7.875%, 08/15/19	22,158
26,795	9.000%, 04/15/19	28,135
16,272	9.875%, 08/15/19	17,737
	Spectrum Brands Escrow Corp.,
1,550	6.375%, 11/15/20 (e)	1,664
2,850	6.625%, 11/15/22 (e)	3,078
	Spectrum Brands, Inc.,
2,605	6.750%, 03/15/20	2,800
8,230	9.500%, 06/15/18	9,105

		100,544

	Personal Products — 0.1%
4,480	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	4,682
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,540

		9,222

	Total Consumer Staples	305,896

	Energy — 1.9%
	Energy Equipment & Services — 0.3%
	Basic Energy Services, Inc.,
7,500	7.750%, 02/15/19	7,856
192	7.750%, 10/15/22	202
9,500	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.278%, 07/17/14	9,334
1,859	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	1,905

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
3,737	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	3,840
2,450	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	2,670
1,737	Oil States International, Inc., 5.125%, 01/15/23 (e)	1,872
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,698
4,800	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	4,872
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,954
2,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	2,080
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,587

		44,870

	Oil, Gas & Consumable Fuels — 1.6%
	Access Midstream Partners LP/ACMP Finance Corp.,
3,000	4.875%, 05/15/23	2,963
5,461	6.125%, 07/15/22	5,843
2,415	Alpha Natural Resources, Inc., 9.750%, 04/15/18	2,584
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,481
6,525	7.250%, 06/15/21	5,775
1,355	8.750%, 08/01/16	1,397
1,935	9.875%, 06/15/19 (e)	1,993
2,535	Berry Petroleum Co., 6.375%, 09/15/22	2,630
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,690	7.875%, 04/15/22	5,089
3,995	8.625%, 10/15/20	4,394
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,457
715	5.750%, 03/15/23	744
7,250	6.125%, 02/15/21	7,902
3,586	6.500%, 08/15/17	3,944
6,966	6.625%, 08/15/20	7,750
3,414	7.250%, 12/15/18	3,935
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,938
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,395
2,700	9.500%, 06/15/20	2,997
	CONSOL Energy, Inc.,
5,000	6.375%, 03/01/21	5,225
1,000	8.250%, 04/01/20	1,105
2,625	Continental Resources, Inc., 5.000%, 09/15/22	2,717
3,360	Denbury Resources, Inc., 8.250%, 02/15/20	3,763
	El Paso LLC,
440	7.000%, 06/15/17	501
5,010	7.250%, 06/01/18	5,817
8,360	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	9,478
	EP Energy LLC/Everest Acquisition Finance, Inc.,
3,430	6.875%, 05/01/19	3,704
2,780	7.750%, 09/01/22	3,100
2,534	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	2,705
8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,461
5,750	Forest Oil Corp., 7.250%, 06/15/19	5,721
	Halcon Resources Corp.,
7,505	8.875%, 05/15/21 (e)	7,636
345	8.875%, 05/15/21	351
2,350	James River Coal Co., 7.875%, 04/01/19	1,222
	Kodiak Oil & Gas Corp., (Canada),
1,455	5.500%, 01/15/21 (e)	1,510
6,185	8.125%, 12/01/19	6,958
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
2,055	6.625%, 12/01/21 (e)	2,009
4,040	8.000%, 12/01/20 (e)	4,252
	Linn Energy LLC/Linn Energy Finance Corp.,
9,380	6.250%, 11/01/19 (e)	9,450
890	6.500%, 05/15/19	906
5,135	7.750%, 02/01/21	5,443
3,715	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	3,882
3,300	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	3,382
2,970	Memorial Production Partners LP/Memorial Production Finance Corp., 7.625%, 05/01/21 (e)	2,985

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21 (e)	2,652
5,295	10.750%, 10/01/20 (e)	5,665
5,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	5,525
	Peabody Energy Corp.,
4,720	6.000%, 11/15/18	5,051
7,825	6.250%, 11/15/21	8,177
	Plains Exploration & Production Co.,
10,235	6.500%, 11/15/20	11,335
4,925	6.875%, 02/15/23	5,572
4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,765
3,175	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	3,334
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,516
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,735
9,140	Samson Investment Co., 9.750%, 02/15/20 (e)	9,528
	SandRidge Energy, Inc.,
2,230	7.500%, 03/15/21	2,297
1,575	7.500%, 02/15/23	1,622
2,500	8.125%, 10/15/22	2,669
4,631	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	4,631
NOK 25,227	Teekay Offshore Partners LP, Reg. S., VAR, 5.770%, 01/25/16	4,299
2,075	Tesoro Corp., 4.250%, 10/01/17	2,158
5,995	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	6,415
3,333	W&T Offshore, Inc., 8.500%, 06/15/19	3,625
1,580	WPX Energy, Inc., 6.000%, 01/15/22	1,702

		267,767

	Total Energy	312,637

	Financials — 4.2%
	Capital Markets — 0.3%
4,345	E*TRADE Financial Corp., 6.000%, 11/15/17	4,530
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,827
37,066	4.000%, 07/24/15	39,006
5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	5,850

		59,213

	Commercial Banks — 0.7%
1,360	AmSouth Bancorp, 6.750%, 11/01/25	1,528
	Barclays Bank plc, (United Kingdom),
1,270	6.050%, 12/04/17 (e)	1,422
2,825	7.625%, 11/21/22	2,839
1,855	10.179%, 06/12/21 (e)	2,467
	CIT Group, Inc.,
6,695	4.250%, 08/15/17	6,896
28,261	4.750%, 02/15/15 (e)	29,462
5,732	5.000%, 05/15/17	6,105
10,455	5.250%, 03/15/18	11,239
2,520	6.625%, 04/01/18 (e)	2,835
	Royal Bank of Scotland Group plc, (United Kingdom),
2,500	5.000%, 11/12/13	2,540
4,000	5.050%, 01/08/15	4,154
2,610	6.125%, 12/15/22	2,689
1,150	VAR, 7.648%, 09/30/31(x)	1,207
	Royal Bank of Scotland N.V., (Netherlands),
EUR 4,900	VAR, 0.950%, 06/08/15	6,146
3,940	VAR, 0.981%, 03/09/15	3,816
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	6,028
12,760	VAR, 9.500%, 03/16/22	15,057
9,772	Wachovia Capital Trust III, VAR, 5.570%, 07/05/13 (x)	9,784

		116,214

	Consumer Finance — 0.7%
	Ally Financial, Inc.,
12,457	4.625%, 06/26/15	13,015
11,070	5.500%, 02/15/17	11,845
28,486	6.250%, 12/01/17	31,350
3,000	7.500%, 12/31/13	3,097
6,000	7.500%, 09/15/20	7,005
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19	2,049
1,185	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,305
3,084	General Motors Financial Co., Inc., 2.750%, 05/15/16 (e)	3,079

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
1,434	3.250%, 05/15/18 (e)	1,422
2,829	4.250%, 05/15/23 (e)	2,758
EUR 6,500	GMAC International Finance B.V., (Netherlands), Reg. S., 7.500%, 04/21/15	9,238
20,560	ILFC E-Capital Trust I, VAR, 4.680%, 12/21/65 (e)	18,504
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	15,834

		120,501

	Diversified Financial Services — 1.2%
10,890	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,836
835	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17 (e)	862
2,916	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	2,916
	Bank of America Corp.,
45,824	VAR, 8.000%, 01/30/18 (x)	52,239
6,875	VAR, 8.125%, 05/15/18 (x)	7,855
2,820	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	2,919
	Capmark Financial Group, Inc.,
90,609	0.000%, 05/10/10 (d)	1,201
5,201	Citigroup, Inc., VAR, 5.950%, 01/30/23 (x)	5,435
19,596	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	19,498
	CNH Capital LLC,
2,897	3.625%, 04/15/18 (e)	2,919
1,900	3.875%, 11/01/15	1,943
3,595	6.250%, 11/01/16	3,954
	Harland Clarke Holdings Corp.,
10,740	9.500%, 05/15/15	10,767
3,630	9.750%, 08/01/18 (e)	3,966
26,424	VAR, 6.000%, 05/15/15	26,093
2,600	Hartford Life Institutional Funding, VAR, 0.595%, 08/15/13 (e) (m)	2,602
2,470	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	2,519
5,730	Interactive Data Corp., 10.250%, 08/01/18	6,439
2,238	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	2,249
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21 (e)	3,460
2,100	6.500%, 06/01/22	2,100
275	7.875%, 10/01/20 (e)	301
1,221	9.625%, 05/01/19 (e)	1,398
1,500	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	1,650
6,250	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,250
2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,609
9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	9,902
	TransUnion Holding Co., Inc.,
1,919	9.625%, 06/15/18	2,068
2,681	PIK, 8.875%, 06/15/18 (e)	2,848

		200,798

	Insurance — 1.0%
	American International Group, Inc.,
5,000	VAR, 8.175%, 05/15/58	6,550
GBP 13,250	VAR, 8.625%, 05/22/38 (e)	24,400
1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,723
9,450	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	9,875
2,794	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	2,878
2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,402
4,533	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,371
6,223	Hub International Ltd., 8.125%, 10/15/18 (e)	6,690
	Liberty Mutual Group, Inc.,
15,965	7.800%, 03/15/37 (e)	19,078
19,468	VAR, 10.750%, 06/15/58 (e)	30,565
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	3,396
1,400	Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	1,420
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	2,286
13,100	9.375%, 08/15/39 (e)	19,145
8,587	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	8,823
4,921	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,192
	Towergate Finance plc, (United Kingdom),
GBP 2,100	8.500%, 02/15/18 (e)	3,350

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
GBP 8,920	10.500%, 02/15/19 (e)	14,095

		168,239

	Real Estate Investment Trusts (REITs) — 0.2%
5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,350
	Corrections Corp. of America,
3,094	4.125%, 04/01/20 (e)	3,109
1,365	4.625%, 05/01/23 (e)	1,386
6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,405
	Geo Group, Inc. (The),
1,360	6.625%, 02/15/21	1,483
5,141	7.750%, 10/15/17	5,430
5,818	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	5,905

		29,068

	Real Estate Management & Development — 0.1%
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	2,085
CAD 3,600	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	3,464
	Realogy Group LLC,
2,540	7.625%, 01/15/20 (e)	2,876
4,765	7.875%, 02/15/19 (e)	5,230

		13,655

	Thrifts & Mortgage Finance — 0.0% (g)
3,570	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	3,641

	Total Financials	711,329

	Health Care — 2.0%
	Health Care Equipment & Supplies — 0.4%
	Accellent, Inc.,
6,685	8.375%, 02/01/17	7,036
3,535	10.000%, 11/01/17	3,305
3,206	Alere, Inc., 6.500%, 06/15/20 (e)	3,222
11,390	Biomet, Inc., 6.500%, 08/01/20 (e)	11,988
2,308	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,643
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	8,916
2,720	8.750%, 03/15/18	3,006
1,250	9.875%, 04/15/18	1,372
6,045	Hologic, Inc., 6.250%, 08/01/20	6,461
11,460	Kinetic Concepts, Inc./KCI USA, Inc.,
	10.500%, 11/01/18	12,405

		60,354

	Health Care Providers & Services — 1.4%
1,790	Amsurg Corp., 5.625%, 11/30/20 (e)	1,862
1,720	Capella Healthcare, Inc., 9.250%, 07/01/17	1,843
3,265	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	3,404
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	793
1,530	6.375%, 11/01/18	1,626
3,510	6.625%, 11/01/20	3,747
1,920	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	2,107
	HCA Holdings, Inc.,
7,390	6.250%, 02/15/21	7,908
9,955	7.750%, 05/15/21	11,000
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,345
2,816	6.375%, 01/15/15	2,999
1,980	6.500%, 02/15/20	2,232
9,031	7.250%, 09/15/20	9,934
23,665	7.500%, 02/15/22	27,570
13,980	8.000%, 10/01/18	16,461
1,344	8.500%, 04/15/19	1,465
	Health Management Associates, Inc.,
5,635	6.125%, 04/15/16	6,170
3,560	7.375%, 01/15/20	3,885
	HealthSouth Corp.,
1,600	5.750%, 11/01/24	1,656
204	7.250%, 10/01/18	220
3,384	7.750%, 09/15/22	3,739
2,605	8.125%, 02/15/20	2,885
6,198	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	6,477
	inVentiv Health, Inc.,
8,395	9.000%, 01/15/18 (e)	8,941
7,778	10.000%, 08/15/18 (e)	6,845
10,796	10.750%, 08/15/18 (e)	9,500
12,331	MultiPlan, Inc., 9.875%, 09/01/18 (e)	13,811
9,085	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	9,880
4,757	OnCure Holdings, Inc., 11.750%, 05/15/17 (d)	2,283
	Radiation Therapy Services, Inc.,
4,005	8.875%, 01/15/17	3,814
5,015	9.875%, 04/15/17	2,934
2,527	Surgical Care Affiliates, Inc., 9.625%, 07/15/15 (e)	2,540

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Tenet Healthcare Corp.,
9,750	4.750%, 06/01/20 (e)	9,823
465	6.750%, 02/01/20	488
19,236	8.000%, 08/01/20	21,112
6,575	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	255
5,235	United Surgical Partners International, Inc., 9.000%, 04/01/20	5,850
12,150	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	12,894

		233,298

	Pharmaceuticals — 0.2%
2,840	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 06/15/21 (e)	2,854
2,208	Mylan, Inc., 7.875%, 07/15/20 (e)	2,566
1,190	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	1,264
	Valeant Pharmaceuticals International,
9,300	6.500%, 07/15/16 (e)	9,626
3,975	6.750%, 08/15/21 (e)	4,233
1,200	6.875%, 12/01/18 (e)	1,281
5,735	7.000%, 10/01/20 (e)	6,180
7,895	7.250%, 07/15/22 (e)	8,566

		36,570

	Total Health Care	330,222

	Industrials — 3.5%
	Aerospace & Defense — 0.1%
	Bombardier, Inc., (Canada),
1,090	5.750%, 03/15/22 (e)	1,134
3,325	6.125%, 01/15/23 (e)	3,475
2,880	7.750%, 03/15/20 (e)	3,369
6,830	GenCorp, Inc., 7.125%, 03/15/21 (e)	7,308
1,935	Silver II Borrower/Silver II U.S. Holdings LLC, (Luxembourg), 7.750%, 12/15/20 (e)	2,007
3,340	Triumph Group, Inc., 4.875%, 04/01/21 (e)	3,407

		20,700

	Airlines — 0.4%
13,262	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (i)	14,257
11,518	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	12,901
8,529	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	9,851
4,114	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,505
2,722	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	2,859
18,538	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	20,762
295	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	304
1,420	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	1,431
750	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	761
1,205	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,401
767	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	863
1,737	United Airlines 2007-1 Class C Pass-Through Trust, VAR, 2.758%, 07/02/14	1,724

		71,619

	Building Products — 0.2%
3,645	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,855
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,609
2,825	6.875%, 08/15/18 (e)	3,016
5,190	Griffon Corp., 7.125%, 04/01/18	5,579
	Interline Brands, Inc.,
4,080	7.500%, 11/15/18	4,366
1,925	PIK, 10.750%, 11/15/18 (e)	2,132
10,750	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	11,932
1,150	Nortek, Inc., 8.500%, 04/15/21 (e)	1,248
1,050	Ply Gem Industries, Inc., 8.250%, 02/15/18	1,127
390	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	434

		36,298

	Commercial Services & Supplies — 0.6%
4,445	ADS Waste Holdings, Inc., 8.250%, 10/01/20 (e)	4,767
3,125	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	3,250
3,515	APX Group, Inc., 6.375%, 12/01/19 (e)	3,506
3,800	Casella Waste Systems, Inc., 7.750%, 02/15/19	3,648
	Catalent Pharma Solutions, Inc.,
3,743	7.875%, 10/15/18 (e)	3,799

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
EUR 9,000	9.750%, 04/15/17	11,990
8,515	Cenveo Corp., 8.875%, 02/01/18	8,515
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,368
3,175	Clean Harbors, Inc., 5.250%, 08/01/20	3,310
905	Global A&T Electronics Ltd., (Cayman Islands), 10.000%, 02/01/19 (e)	973
1,200	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	1,287
3,315	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	3,481
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d) (i)	26
2,650	6.500%, 08/01/27 (d) (i)	26
1,050	9.750%, 01/15/15 (d) (i)	11
	R.R. Donnelley & Sons Co.,
32,600	7.625%, 06/15/20	34,474
1,500	7.875%, 03/15/21	1,588
2,223	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	2,234
4,305	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	4,456

		93,709

	Construction & Engineering — 0.1%
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,707
1,987	MasTec, Inc., 4.875%, 03/15/23	1,963
	New Enterprise Stone & Lime Co., Inc.,
7,095	11.000%, 09/01/18	5,250
4,319	PIK, 13.000%, 03/15/18 (e)	4,805

		18,725

	Electrical Equipment — 0.1%
1,980	Anixter, Inc., 5.625%, 05/01/19	2,104
5,015	Belden, Inc., 5.500%, 09/01/22 (e)	5,153
3,345	General Cable Corp., 5.750%, 10/01/22 (e)	3,445
3,549	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	3,656
3,660	Polypore International, Inc., 7.500%, 11/15/17	3,916
2,734	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,925

		21,199

	Industrial Conglomerates — 0.1%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,638
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,146
7,975	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,633

		15,417

	Machinery — 0.3%
3,575	Case New Holland, Inc., 7.875%, 12/01/17	4,201
1,123	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	1,221
2,263	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,325
7,080	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,053
4,020	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	4,221
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,122
	Oshkosh Corp.,
5,475	8.250%, 03/01/17	5,886
1,990	8.500%, 03/01/20	2,214
4,450	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	4,227
1,340	SPX Corp., 6.875%, 09/01/17	1,491
	Terex Corp.,
6,580	6.000%, 05/15/21	6,959
3,825	6.500%, 04/01/20	4,102
2,915	Titan International, Inc., 7.875%, 10/01/17 (e)	3,119

		51,141

	Marine — 0.3%
NOK 107,625	Boa Deep C A.S., (Norway), VAR, 7.280%, 04/27/16	18,522
2,200	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	2,275
	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc.,
6,232	9.250%, 04/15/19	6,777
2,500	9.250%, 04/15/19 (e)	2,719
7,750	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	7,886

		38,179

	Road & Rail — 0.6%
2,625	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,835
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,992	4.875%, 11/15/17 (e)	5,167
2,130	5.500%, 04/01/23 (e)	2,151
11,750	8.250%, 01/15/19	12,793

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
2,000	9.750%, 03/15/20	2,335
2,352	VAR, 2.775%, 05/15/14	2,352
7,380	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	7,638
	Hertz Corp. (The),
3,285	5.875%, 10/15/20	3,466
7,900	6.750%, 04/15/19	8,581
11,650	7.500%, 10/15/18	12,670
EUR 5,849	Hertz Holdings Netherlands B.V., (Netherlands), 8.500%, 07/31/15 (e)	8,002
1,350	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	1,343
3,610	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	3,998
	United Rentals North America, Inc.,
3,515	7.375%, 05/15/20	3,858
2,615	7.625%, 04/15/22	2,896
6,535	8.375%, 09/15/20	7,123
3,800	9.250%, 12/15/19	4,280
7,250	10.250%, 11/15/19	8,337
5,072	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	5,338

		105,163

	Trading Companies & Distributors — 0.7%
	Aircastle Ltd., (Bermuda),
10,990	6.750%, 04/15/17	12,089
2,290	7.625%, 04/15/20	2,628
4,665	9.750%, 08/01/18	5,271
6,357	H&E Equipment Services, Inc., 7.000%, 09/01/22	6,866
	International Lease Finance Corp.,
1,257	4.625%, 04/15/21	1,247
2,692	4.875%, 04/01/15	2,806
920	5.750%, 05/15/16	986
14,590	5.875%, 04/01/19	15,648
4,400	6.250%, 05/15/19	4,807
4,615	8.250%, 12/15/20	5,596
2,875	8.625%, 09/15/15	3,238
18,955	8.750%, 03/15/17	22,438
20,387	VAR, 2.224%, 06/15/16	20,489
3,907	Rexel S.A., (France), 5.250%, 06/15/20 (e)	3,985

		108,094

	Total Industrials	580,244

	Information Technology — 1.9%
	Communications Equipment — 0.3%
12,868	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	10,326
	Avaya, Inc.,
6,690	7.000%, 04/01/19 (e)	6,238
3,000	9.000%, 04/01/19 (e)	2,940
11,499	10.500%, 03/01/21 (e)	9,660
7,335	CommScope, Inc., 8.250%, 01/15/19 (e)	8,032
5,771	GNET Escrow Corp., 12.125%, 07/01/18 (e)	6,060
6,500	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	7,004

		50,260

	Computers & Peripherals — 0.1%
22,500	Apple, Inc., 3.850%, 05/04/43	20,648
652	NCR Corp., 5.000%, 07/15/22	657

		21,305

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,316	Jabil Circuit, Inc., 4.700%, 09/15/22	1,333

	Internet Software & Services — 0.0% (g)
1,615	GXS Worldwide, Inc., 9.750%, 06/15/15	1,655

	IT Services — 0.7%
4,175	Audatex North America, Inc., 6.750%, 06/15/18 (e)	4,441
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,159
8,315	7.375%, 06/15/19 (e)	8,772
4,861	8.250%, 01/15/21 (e)	5,153
4,408	8.875%, 08/15/20 (e)	4,871
3,960	10.625%, 06/15/21 (e)	3,980
4,130	11.250%, 01/15/21 (e)	4,223
2,425	11.750%, 08/15/21 (e)	2,346
16,102	12.625%, 01/15/21	17,591
32,670	PIK, 8.750%, 01/15/22 (e)	35,039
3,250	Lender Processing Services, Inc., 5.750%, 04/15/23	3,591
4,910	ManTech International Corp., 7.250%, 04/15/18	5,211
400	Stream Global Services, Inc., 11.250%, 10/01/14	411
	SunGard Data Systems, Inc.,
5,645	6.625%, 11/01/19 (e)	5,941
6,335	7.375%, 11/15/18	6,747

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	IT Services — Continued
1,608	WEX, Inc., 4.750%, 02/01/23 (e)	1,604

		114,080

	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp.,
145	8.000%, 12/15/18	160
12,080	8.500%, 04/01/19	13,363

		13,523

	Semiconductors & Semiconductor Equipment — 0.5%
	Amkor Technology, Inc.,
5,785	6.375%, 10/01/22 (e)	5,843
3,967	7.375%, 05/01/18	4,195
	Freescale Semiconductor, Inc.,
13,380	9.250%, 04/15/18 (e)	14,551
7,120	10.125%, 03/15/18 (e)	7,956
7,157	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	7,927
4,955	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	4,831
	NXP B.V./NXP Funding LLC, (Netherlands),
3,185	3.750%, 06/01/18 (e)	3,137
6,767	5.750%, 02/15/21 (e)	7,105
3,115	5.750%, 03/15/23 (e)	3,240
3,715	9.750%, 08/01/18 (e)	4,198
328	VAR, 3.027%, 10/15/13	328
	Sensata Technologies B.V., (Netherlands),
3,013	4.875%, 10/15/23 (e)	2,998
10,115	6.500%, 05/15/19 (e)	10,924

		77,233

	Software — 0.2%
4,295	Aspect Software, Inc., 10.625%, 05/15/17	4,477
6,910	Epicor Software Corp., 8.625%, 05/01/19	7,515
8,730	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,232
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	5,102
3,590	11.500%, 07/15/18	4,209
5,635	SSI Investments II Ltd./SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,227

		36,762

	Total Information Technology	316,151

	Materials — 3.0%
	Chemicals — 0.9%
	Ashland, Inc.,
3,750	3.000%, 03/15/16 (e)	3,783
7,615	3.875%, 04/15/18 (e)	7,824
5,140	4.750%, 08/15/22 (e)	5,249
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,302
	Hexion U.S. Finance Corp.,
2,170	6.625%, 04/15/20	2,257
5,105	6.625%, 04/15/20 (e)	5,309
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
5,705	8.875%, 02/01/18	5,954
3,080	9.000%, 11/15/20	3,134
	Huntsman International LLC,
2,875	4.875%, 11/15/20	2,904
4,690	8.625%, 03/15/20	5,183
2,250	8.625%, 03/15/21	2,514
	Ineos Finance plc, (United Kingdom),
3,420	7.500%, 05/01/20 (e)	3,753
11,405	8.375%, 02/15/19 (e)	12,717
4,606	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	4,537
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,839
2,187	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	2,242
3,349	Orion Engineered Carbons Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	3,726
2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	2,267
4,700	PolyOne Corp., 7.375%, 09/15/20	5,182
	Rain CII Carbon LLC/CII Carbon Corp.,
7,255	8.000%, 12/01/18 (e)	7,690
4,365	8.250%, 01/15/21 (e)	4,671
8,656	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	6,752
3,965	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	4,015
2,425	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,473
5,226	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	5,513
14,232	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	14,179
5,870	Tronox Finance LLC, 6.375%, 08/15/20 (e)	5,767

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Chemicals — Continued
	3,471	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	3,662

			144,398

		Construction Materials — 0.3%
EUR	2,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	2,950
		Cemex Finance LLC,
	6,248	8.660%, 09/15/17 (i)	6,248
	5,000	9.375%, 10/12/22 (e)	5,600
	7,125	9.500%, 12/14/16 (e)	7,553
EUR	13,463	9.625%, 12/14/17 (e)	18,723
	2,400	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	2,559
	2,750	VAR, 5.284%, 09/30/15 (e)	2,822
	1,820	Grupo Cementos de Chihuahua S.A.B de C.V., (Mexico), 8.125%, 02/08/20 (e)	1,957
	2,344	U.S. Concrete, Inc., 9.500%, 10/01/15	2,349
		Vulcan Materials Co.,
	1,175	7.000%, 06/15/18	1,334
	3,205	7.500%, 06/15/21	3,782

			55,877

		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	8,852	7.375%, 10/15/17 (e)	9,627
EUR	17,720	7.375%, 10/15/17 (e)	24,759
	15,210	9.125%, 10/15/20 (e)	16,731
EUR	5,800	9.250%, 10/15/20 (e)	8,217
		Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
	1,455	7.000%, 11/15/20 (e)	1,492
	200	7.375%, 10/15/17 (e)	217
	4,455	9.125%, 10/15/20 (e)	4,878
		Berry Plastics Corp.,
	11,504	9.500%, 05/15/18	12,597
	8,600	9.750%, 01/15/21	9,933
	1,655	BOE Intermediate Holding Corp., PIK, 9.750%, 11/01/17 (e)	1,630
	1,700	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	1,772
	5,500	BWAY Holding Co., 10.000%, 06/15/18	6,091
		Constar International, Inc.,
	1,236	8.198%, 05/31/15 (i)	1,236
	3,545	11.000%, 12/31/17 (d) (i)	531
	665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	762
	3,975	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,159
		Sealed Air Corp.,
	5,070	6.500%, 12/01/20 (e)	5,640
	3,965	8.375%, 09/15/21 (e)	4,580
		Smurfit-Stone Container Enterprises, Inc.,
	9,462	8.000%, 03/15/17 (d)	23
	5,219	8.250%, 05/01/14 (d)	12
	15,788	8.375%, 07/01/12 (d)	38
	3,252	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	3,642

			118,567

		Metals & Mining — 1.0%
	3,800	AK Steel Corp., 8.750%, 12/01/18 (e)
		APERAM, (Luxembourg),	4,170
	4,945	7.375%, 04/01/16 (e)	4,982
	3,408	7.750%, 04/01/18 (e)	3,391
		ArcelorMittal, (Luxembourg),
	13,000	5.000%, 02/25/17	13,520
	24,400	6.750%, 02/25/22	26,108
	7,500	7.500%, 10/15/39	7,538
	5,485	Atkore International, Inc., 9.875%, 01/01/18	5,910
	1,031	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	1,070
	4,136	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	4,374
	2,735	Commercial Metals Co., 4.875%, 05/15/23	2,605
		FMG Resources August 2006 Pty Ltd., (Australia),
	1,587	6.375%, 02/01/16 (e)	1,619
	7,125	6.875%, 02/01/18 (e)	7,250
	6,350	7.000%, 11/01/15 (e)	6,540
	18,715	8.250%, 11/01/19 (e)	19,744
	5,013	Hecla Mining Co., 6.875%, 05/01/21 (e)	4,850
		Inmet Mining Corp., (Canada),
	3,205	7.500%, 06/01/21 (e)	3,261
	3,325	8.750%, 06/01/20 (e)	3,583
	2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (e)	2,142
		Novelis, Inc., (Canada),
	6,385	8.375%, 12/15/17	6,896
	9,465	8.750%, 12/15/20	10,577
	725	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	799
	3,740	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	4,039

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
	Steel Dynamics, Inc.,
2,900	5.250%, 04/15/23 (e)	3,016
2,560	6.125%, 08/15/19 (e)	2,784
2,560	6.375%, 08/15/22 (e)	2,790
1,650	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	1,683
	United States Steel Corp.,
2,118	6.875%, 04/01/21	2,139
3,207	7.000%, 02/01/18	3,408
1,793	7.375%, 04/01/20	1,824
3,824	Walter Energy, Inc., 8.500%, 04/15/21 (e)	3,843

		166,455

	Paper & Forest Products — 0.1%
	Abitibi-Consolidated, Inc., (Canada),
1,780	6.000%, 12/20/13 (d)	3
300	7.500%, 04/01/28 (d)	— (h	)
14,000	8.375%, 04/01/15	21
15,268	8.500%, 08/01/29	23
1,237	8.550%, 08/01/10 (d)	2
4,169	8.850%, 08/01/30	6
2,300	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	2,484
14,700	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	15,527
1,407	Boise Cascade Co., 6.375%, 11/01/20	1,509
1,700	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	1,887
765	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	740
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	763
650	8.375%, 06/15/19 (e)	717
2,825	Unifrax I LLC/Unifrax Holding Co.,
	7.500%, 02/15/19 (e)	2,938

		26,620

	Total Materials	511,917

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.3%
582	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	644
1,582	Altice Finco S.A., (Luxembourg), 9.875%, 12/15/20 (e)	1,795
1,360	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	1,392
2,755	CenturyLink, Inc.,
	Series V, 5.625%, 04/01/20	2,848
10,605	5.800%, 03/15/22	10,844
14,516	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	15,515
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,512
6,075	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	6,728
3,625	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,259
5,225	Embarq Corp., 7.995%, 06/01/36 Frontier Communications Corp.,	5,661
928	7.625%, 04/15/24	972
565	8.500%, 04/15/20	647
	GCI, Inc.,
2,930	6.750%, 06/01/21	2,864
4,510	8.625%, 11/15/19	4,814
	Level 3 Communications, Inc.,
6,000	8.875%, 06/01/19	6,510
19,795	11.875%, 02/01/19	22,715
	Level 3 Financing, Inc.,
4,000	8.125%, 07/01/19	4,330
15,615	8.625%, 07/15/20	17,177
7,390	9.375%, 04/01/19	8,147
25,230	10.000%, 02/01/18	27,438
4,693	Lynx I Corp., 5.375%, 04/15/21 (e)	4,881
3,059	Lynx II Corp., 6.375%, 04/15/23 (e)	3,189
6,390	PAETEC Holding Corp., 9.875%, 12/01/18	7,269
750	Qwest Capital Funding, Inc., 7.750%, 02/15/31	782
2,137	Qwest Communications International, Inc., 7.125%, 04/01/18	2,217
1,000	Qwest Corp., 7.250%, 09/15/25	1,163
1,168	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,279
	Sprint Capital Corp.,
8,333	6.900%, 05/01/19	9,020
53,837	8.750%, 03/15/32	62,720
23,372	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	24,891
4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,482
8,227	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	8,885
3,400	Virgin Media Finance plc, (United Kingdom), 5.250%, 02/15/22	3,430

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Diversified Telecommunication Services — Continued
		Wind Acquisition Finance S.A., (Luxembourg),
	1,965	6.500%, 04/30/20 (e)	2,019
	4,324	7.250%, 02/15/18 (e)	4,486
	5,305	7.250%, 02/15/18 (e)	5,530
EUR	12,350	7.375%, 02/15/18 (e)	16,895
	10,866	11.750%, 07/15/17 (e)	11,436
EUR	9,096	11.750%, 07/15/17 (e)	12,473
EUR	1,007	VAR, 5.456%, 04/30/19 (e)	1,332
		Wind Acquisition Holdings Finance S.A., (Luxembourg),
	2,510	PIK, 12.250%, 07/15/17 (e)	2,648
EUR	5,114	PIK, 12.250%, 07/15/17 (e)	7,029
		Windstream Corp.,
	3,515	6.375%, 08/01/23	3,471
	9,275	7.500%, 04/01/23	9,739
	5,270	7.750%, 10/15/20	5,626
	4,795	7.750%, 10/01/21	5,154
	1,000	8.125%, 09/01/18	1,085
		Zayo Group LLC/Zayo Capital, Inc.,
	2,455	8.125%, 01/01/20	2,725
	9,025	10.125%, 07/01/20	10,492

			385,160

		Wireless Telecommunication Services — 0.9%
	13,068	Cricket Communications, Inc., 7.750%, 10/15/20	13,035
	5,145	Crown Castle International Corp., 5.250%, 01/15/23	5,209
	1,745	iPCS, Inc., PIK, 3.524%, 05/01/14	1,745
		MetroPCS Wireless, Inc.,
	10,892	6.250%, 04/01/21 (e)	11,409
	2,755	6.625%, 04/01/23 (e)	2,914
	3,410	7.875%, 09/01/18	3,717
		NII Capital Corp.,
	23,653	7.625%, 04/01/21	19,691
	770	10.000%, 08/15/16	778
		NII International Telecom S.C.A., (Luxembourg),
	2,005	7.875%, 08/15/19 (e)	1,950
	4,425	11.375%, 08/15/19 (e)	4,900
	4,801	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	4,872
		Sprint Nextel Corp.,
	6,190	6.000%, 11/15/22	6,376
	2,013	7.000%, 03/01/20 (e)	2,265
	21,200	7.000%, 08/15/20	23,002
	28,798	9.000%, 11/15/18 (e)	34,917
	8,760	11.500%, 11/15/21	12,089

			148,869

		Total Telecommunication Services	534,029

		Utilities — 0.7%
		Electric Utilities — 0.4%
	9,600	AES Eastern Energy LP, 9.000%, 01/02/29 (d) (i)	—
		Edison Mission Energy,
	14,250	7.000%, 05/15/17 (d)	8,158
	12,500	7.200%, 05/15/19 (d)	7,156
		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
	2,095	6.875%, 08/15/17 (e)	2,221
	5,485	10.000%, 12/01/20 (e)	6,219
	22,086	10.000%, 12/01/20	25,150
	3,923	11.750%, 03/01/22 (e)	4,467
		Homer City Generation LP,
	6,672	PIK, 8.137%, 10/01/19	7,022
	4,330	PIK, 8.734%, 10/01/26	4,601

			64,994

		Gas Utilities — 0.1%
	9,350	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	10,051
	3,130	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	3,279
	2,667	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,634
		Sabine Pass Liquefaction LLC,
	3,485	5.625%, 02/01/21 (e)	3,498
	1,355	5.625%, 04/15/23 (e)	1,355
	3,520	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	3,669

			24,486

		Independent Power Producers & Energy Traders — 0.2%
		AES Corp.,
	1,315	4.875%, 05/15/23	1,292
	361	8.000%, 10/15/17	423
		Calpine Corp.,
	3,065	7.250%, 10/15/17 (e)	3,203
	7,852	7.500%, 02/15/21 (e)	8,519
	995	7.875%, 07/31/20 (e)	1,095

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
2,928	7.875%, 01/15/23 (e)	3,221
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d) (i)	4
23,337	7.750%, 06/01/19 (d) (i)	58
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	354
	NRG Energy, Inc.,
9,235	7.625%, 01/15/18	10,413
1,295	7.875%, 05/15/21	1,444
2,855	8.250%, 09/01/20	3,201

		33,227

	Total Utilities	122,707

	Total Corporate Bonds (Cost $4,618,073)	4,935,164

SHARES
Investment Companies — 0.1%
288	Advent Claymore Convertible Securities & Income Fund II	2,071
452	ING Prime Rate Trust	2,859
323	Invesco Senior Income Trust	1,783
619	Nuveen Credit Strategies Income Fund	6,268

	Total Investment Companies (Cost $6,203)	12,981

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 2.8%
150,844	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 06/25/43	151,504
318,747	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 07/25/43	319,195

	Total Mortgage Pass-Through Securities (Cost $473,651)	470,699

Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,411

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,016

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,302
	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,571
5,615	Series B, Rev., 5.000%, 03/01/34	6,142

		12,713

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,117

	Virginia — 0.1%
9,285	Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,232

	Total Municipal Bonds (Cost $39,066)	38,791

Private Placements — 1.7%
	Commercial Loans — 1.3%
50,000	Ace Hotel, 8.168%, 01/31/18 (i)	50,000
40,000	Americana Manhasset (The), 8.210%, 10/01/37 (i)	46,952
42,000	Doubletree Hotel, 8.183%, 07/31/14 (i)	40,312
30,000	Kyo ya Mezzanine, 7.500%, 11/02/17 (i)	30,000
35,000	Raleigh Hotel, 7.980%, 10/01/17 (i)	37,687

		204,951

	Residential Loans — 0.4%
70,000	141 East 88th Street LLC, 7.178%, 08/31/16 (i)	70,000
5,000	141 88th Street LLC, 7.178%, 08/31/16 (i)	5,000

		75,000

	Total Private Placements (Cost $272,000)	279,951

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Bonds,
51,861	2.875%, 05/15/43 (m)	47,655
49,169	3.125%, 02/15/43 (m)	47,602

	Total U.S. Treasury Obligations (Cost $99,710)	95,257

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 0.5%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
843		General Motors Co. (a)	28,568
133		Motors Liquidation Co. GUC Trust (a)	4,187

			32,755

		Hotels, Restaurants & Leisure — 0.0%
3,500		Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

		Media — 0.0% (g)
— (h	)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e) (i)	432

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	558

		Total Consumer Discretionary	33,745

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
7		GMX Resources, Inc. (a)	1

		Financials — 0.1%
		Diversified Financial Services — 0.1%
1,464		Capmark Financial Group, Inc.	12,661
33		Somerset Cayuga Holding Co., Inc. (a) (i)	758

		Total Financials	13,419

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	491

		Information Technology — 0.0%
		Software — 0.0%
165		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.1%
		Chemicals — 0.0% (g)
— (h	)	LyondellBasell Industries N.V., (Netherlands), Class A	13

		Construction Materials — 0.0% (g)
403		U.S. Concrete, Inc. (a)	6,475

		Containers & Packaging — 0.0%
42		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
188		New Holdco (a) (i)	16,422

		Total Materials	22,910

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
800		Dynegy, Inc. (a)	19,496

		Total Common Stocks (Cost $96,169)	90,062

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
350		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value) (m)	17,084

		Financials — 0.4%
		Commercial Banks — 0.1%
160		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,910

		Consumer Finance — 0.2%
29		Ally Financial, Inc., 7.000%, 07/03/13 ($1,000 par value) @ (e) (m)	28,436
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,142

			32,578

		Diversified Financial Services — 0.0% (g)
4		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @ (e)	3,960

		Insurance — 0.1%
16		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.397%, 10/29/49 ($1,000 par value)	13,617

		Total Financials	59,065

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
82		Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value)	4,205

		Information Technology — 0.0%
		Software — 0.0%
38		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) ($50 par value) (a) (i)	—

		Materials — 0.0%
		Containers & Packaging — 0.0%
4		Constar International, Inc., Class A, 11.000% (a) (i)	—

		Total Preferred Stocks (Cost $75,230)	80,354

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 5.1%
	Consumer Discretionary — 1.8%
	Automobiles — 0.1%
15,528	Chrysler Corp., Term Loan B, VAR, 6.000%, 05/24/17	15,703

	Distributors — 0.0% (g)
1,221	American Builders & Contractors Supply Co., Inc., Term Loan, VAR, 3.500%, 04/16/20 ^	1,224

	Hotels, Restaurants & Leisure — 0.8%
6,086	Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18	6,102
8,875	Boyd Gaming Corp., Term Loan, VAR, 3.660%, 12/17/15	8,879
27,428	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	24,486
25,811	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	25,960
	FOCUS Brands, Inc., Term Loan,
3,234	VAR, 4.250%, 02/21/18	3,253
16	VAR, 5.500%, 02/21/18	17
563	Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan B, VAR, 06/06/14 (d)	86
1,127	Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, VAR, 06/06/14 (d)	172
2,175	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	2,285
9,212	Hilton, Mezzanine B Loan, VAR, 3.572%, 11/12/15	9,120
2,000	Horseshoe Baltimore, Term Loan B, VAR, 05/10/20 ^	2,058
	Intrawest, 1st Lien Term Loan,
1,123	VAR, 7.000%, 12/04/17	1,144
2,144	VAR, 7.000%, 12/04/17	2,185
1,674	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	1,682
3,561	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	3,601
13,100	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	13,526
	NPC International, Inc., Term Loan,
147	VAR, 4.500%, 12/28/18	149
440	VAR, 4.500%, 12/28/18	446
464	VAR, 4.500%, 12/28/18	471
29	VAR, 4.500%, 12/28/18	30
4,400	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	4,369
	Six Flags Theme Parks, Inc., Tranche B Term Loans,
2,448	VAR, 4.000%, 12/20/18	2,479
10,242	VAR, 4.000%, 12/20/18	10,370
5	VAR, 5.250%, 12/20/18	5
5,800	Station Casinos, Inc., Term Loan, VAR, 5.000%, 03/01/20	5,854
1,847	Wendy’s International, Inc., Term Loan, VAR, 3.250%, 05/15/18	1,858

		130,587

	Household Durables — 0.1%
	Targus, Inc., 1st Lien Term Loan,
4,900	VAR, 11.000%, 05/24/16	4,753
12	VAR, 11.000%, 05/24/16	12
4,700	Waddington Group, Inc., 1st Lien Term Loan, VAR, 05/23/20 ^	4,712
3,022	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	3,023

		12,500

	Internet & Catalog Retail — 0.0% (g)
1,488	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.028%, 01/30/17 (i)	1,477

	Leisure Equipment & Products — 0.0% (g)
5,312	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,326

	Media — 0.4%
24,766	Clear Channel Communications, Inc., Term Loan B, VAR, 3.844%, 01/29/16	22,986
	Entercom Radio LLC, Term Loan,
288	VAR, 5.000%, 11/23/18	291
4,320	VAR, 5.000%, 11/23/18	4,369
43	VAR, 6.000%, 11/23/18	44
	Gray Television, Inc., 1st Lien Term Loan,
15	VAR, 4.750%, 10/12/19	15
771	VAR, 4.750%, 10/12/19	780
605	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	608
2,482	McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	2,473
	MTL Publishing LLC, Term B Loan,
329	VAR, 4.250%, 06/29/18	331
1,238	VAR, 4.250%, 06/29/18	1,245
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	978

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Media — Continued
	R.H. Donnelley, Inc., Exit Term Loan,
2,469	VAR, 9.750%, 12/31/16 ^	1,915
2,548	VAR, 9.750%, 12/31/16 ^	1,976
5,111	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	5,223
1,900	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20 ^	1,909
8,800	Univision Communications, Inc., 1st Lien Term Loan, VAR, 05/22/20 ^	8,730
10,605	VAR, 4.500%, 03/01/20	10,577
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	721
4,000	Virgin Media, Inc., Term Loan B, VAR, 3.750%, 02/14/20 ^	3,992
1,400	WMG Acquisition Corp., 1st Lien Term Loan, VAR, 3.750%, 05/10/20 ^	1,407

		70,570

	Multiline Retail — 0.2%
	99 Cents Only Stores, Tranche B-1 Loan,
2,688	VAR, 5.250%, 01/13/19	2,724
2,743	VAR, 5.250%, 01/13/19	2,780
27,000	J.C. Penney Corp., Inc., Term Loan, VAR, 05/21/18 ^	27,355

		32,859

	Specialty Retail — 0.2%
925	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	935
4,713	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	4,609
	J. Crew Group, Inc., Term Loan B,
6,674	VAR, 4.000%, 03/07/18	6,696
3,078	VAR, 4.000%, 03/07/18	3,089
3,329	VAR, 4.000%, 03/07/18	3,340
4,937	Petco, New Term Loan, VAR, 4.000%, 11/24/17	4,980

		23,649

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,649	Cole Haan, Inc., Term Loan B, VAR, 5.750%, 01/31/20	4,690

	Total Consumer Discretionary	298,585

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
1,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	1,369
22,960	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	22,874

		24,243

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
52	VAR, 4.750%, 12/19/17	52
2,252	VAR, 4.750%, 12/19/17	2,263
	New HB Acquisition LLC, Term B Loan,
160	VAR, 6.750%, 04/09/20	164
1,840	VAR, 6.750%, 04/09/20	1,887

		4,366

	Household Products — 0.1%
	Reynolds Group Holdings, Inc., U.S. Term Loan,
5,008	VAR, 4.750%, 09/28/18	5,048
3,057	VAR, 4.750%, 09/28/18	3,082
5,834	VAR, 4.750%, 09/28/18	5,881

		14,011

	Total Consumer Staples	42,620

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,269	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/13/18	1,319
13,604	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	13,715
10,441	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	10,495
4,667	Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18	4,772

	Total Energy	30,301

	Financials — 0.4%
	Capital Markets — 0.1%
8,100	Nuveen Investments, Inc., Tranche B 1st Lien Term Loan, VAR, 4.193%, 05/13/17	8,122
7,858	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	7,933

		16,055

	Consumer Finance — 0.1%
24,446	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	24,629

	Diversified Financial Services — 0.1%
108	Aot Holdings International Ltd., 1st Lien Senior Secured Term Loan, VAR, 5.000%, 10/01/19	109

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Diversified Financial Services — Continued
1,122	VAR, 5.000%, 10/01/19	1,128
813	VAR, 5.000%, 10/01/19	817
572	VAR, 5.000%, 10/01/19	575
108	VAR, 5.000%, 10/01/19	109
101	VAR, 5.000%, 10/01/19	102
7	VAR, 5.000%, 10/01/19	7
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
351	VAR, 5.444%, 06/30/17	346
983	VAR, 5.444%, 06/30/17	968
632	VAR, 5.444%, 06/30/17	623
266	VAR, 5.444%, 06/30/17	263
5,655	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	5,655
158	ROC Finance LLC, Incremental 18-Month Delayed Draw term B Loan, VAR, 8.500%, 08/19/17	158
2,900	ROC Finance LLC, Term Loan, VAR, 5.750%, 05/22/19 ^	2,920

		13,780

	Insurance — 0.1%
2,859	Asurion LLC, Term Loan, VAR, 4.750%, 07/23/17	2,872
11,812	USI, Inc., Term Loan, VAR, 5.250%, 12/27/19	11,889

		14,761

	Real Estate Management & Development — 0.0% (g)
660	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	666
76	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	75

		741

	Total Financials	69,966

	Health Care — 0.8%
	Biotechnology — 0.1%
5,642	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	5,674

	Health Care Equipment & Supplies — 0.0% (g)
2,885	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	2,920

	Health Care Providers & Services — 0.4%
530	Alliance Healthcare Services, Inc., Delayed Draw Term Loan, VAR, 05/30/19 ^	530
2,252	Alliance Healthcare Services, Inc., Term Loan, VAR, 0.000%, 05/30/19 ^	2,252
2,125	HCA, Inc., Term Loan B4, VAR, 3.444%, 05/01/18	2,132
13,005	Health Management Associates, Inc., Term Loan B, VAR, 3.500%, 11/16/18	13,084
9,841	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,869
6,535	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16 ^	6,453
19,291	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	19,545
1,886	U.S. Renal Care, Inc., 1st Lien Term Loan, VAR, 6.250%, 07/03/19	1,907
7,567	Vanguard Health Systems, Inc., Term Loan B, VAR, 3.750%, 01/29/16	7,637

		63,409

	Pharmaceuticals — 0.3%
8,217	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	8,241
	Aptalis Pharma, Inc., Term Loan,
28,197	VAR, 5.500%, 02/10/17	28,279
3,040	VAR, 5.500%, 02/10/17	3,049
	Capsugel Holdings U.S., Inc., Term Loan,
1,927	VAR, 4.750%, 08/01/18	1,943
8,902	VAR, 4.750%, 08/01/18	8,975
4,453	Par Pharmaceutical Cos., Inc., Term Loan B, VAR, 4.250%, 09/30/19	4,457

		54,944

	Total Health Care	126,947

	Industrials — 0.4%
	Aerospace & Defense — 0.0% (g)
4,420	Hamilton Sundstrand Industrial, Term Loan, VAR, 4.000%, 12/13/19	4,421

	Airlines — 0.1%
5,786	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	5,800

	Building Products — 0.0% (g)
3,572	Custom Building Products, Inc., Term Loan, VAR, 6.000%, 12/14/19	3,608

	Commercial Services & Supplies — 0.1%
8,250	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	8,288
2,349	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 3.694%, 09/15/16	2,365
2,000	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17 ^	2,018

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Commercial Services & Supplies — Continued
1,522	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.948%, 05/09/17	1,531
	CHG Healthcare Services, Inc., Term Loan,
100	VAR, 5.000%, 11/19/19	101
3,033	VAR, 5.000%, 11/19/19	3,064
1,231	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	1,253
1,731	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	1,733

		20,353

	Electrical Equipment — 0.0% (g)
	Alliance Laundry Systems LLC, 1st Lien Term Loan,
28	VAR, 4.500%, 12/10/18	28
2,178	VAR, 4.500%, 12/10/18	2,193

		2,221

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
1,316	VAR, 6.500%, 07/29/17	1,296
671	VAR, 6.500%, 07/29/17	661

		1,957

	Machinery — 0.1%
3,032	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	3,051
5,637	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,673
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,985
3,030	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	3,045

		16,754

	Road & Rail — 0.1%
4,581	Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	4,613
3,741	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	3,760
1,231	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.750%, 05/22/19	1,223
	Swift Transportation Co., Term Loan B2,
527	VAR, 4.000%, 12/21/17	533
3,074	VAR, 4.000%, 12/21/17	3,110

		13,239

	Total Industrials	68,353

	Information Technology — 0.7%
	Communications Equipment — 0.2%
4,023	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	4,062
4,000	ARRIS Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	3,998
16,541	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.773%, 10/26/17	14,836
3,988	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	3,808

		26,704

	Internet Software & Services — 0.1%
16,330	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	16,387
7,464	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	7,510

		23,897

	IT Services — 0.2%
4,250	CDW Corp., Term Loan, VAR, 3.500%, 04/29/20 ^	4,234
30,000	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.195%, 03/23/18	29,863
3,300	First Data Corp., Term Loan, VAR, 4.199%, 09/24/18	3,283

		37,380

	Semiconductors & Semiconductor Equipment — 0.1%
8,285	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	8,322
5,813	ON Semiconductor Corp., Term Loan, VAR, 2.034%, 01/02/18	5,740

		14,062

	Software — 0.1%
	Attachmate Corp., 1st Lien Term Loan,
132	VAR, 7.250%, 11/22/17	133
4,447	VAR, 7.250%, 11/22/17	4,494
6,911	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	7,004
	Southern Graphics, Inc., Term Loan,
785	VAR, 5.000%, 10/17/19	792
1,535	VAR, 5.000%, 10/17/19	1,548
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,427

		18,398

	Total Information Technology	120,441

	Materials — 0.2%
	Chemicals — 0.1%
1,820	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	1,837

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Chemicals — Continued
1,663	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 6.034%, 11/15/14	1,664
4,432	Dupont Performance, Term Loan, VAR, 4.750%, 02/01/20	4,464
5,381	Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18	5,428
1,593	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	1,607

		15,000

	Metals & Mining — 0.1%
	Essar Steel Algoma, Inc., Term Loan,
3	VAR, 09/20/14 ^	3
995	VAR, 0.000%, 09/20/14 ^	1,008
6,134	Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17	6,168
4,940	FMG Resources August 2006 Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	4,963

		12,142

	Total Materials	27,142

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.0% (g)
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/15/20	4,390
	Integra Telecom Holdings, Inc., Term Loan B,
785	VAR, 6.000%, 02/22/19	793
785	VAR, 6.000%, 02/22/19	793
1,570	UPC Holdings B.V., Facility AH, VAR, 3.250%, 06/30/21	1,568

		7,544

	Wireless Telecommunication Services — 0.1%
5,625	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	5,660
	Syniverse Holdings, Inc., Initial Term Loan,
24	VAR, 5.000%, 04/23/19	24
9,405	VAR, 5.000%, 04/23/19	9,468

		15,152

	Total Telecommunication Services	22,696

	Utilities — 0.3%
	Electric Utilities — 0.2%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
264	VAR, 4.699%, 10/10/17	191
17,331	VAR, 4.699%, 10/10/17	12,534
8,605	VAR, 4.775%, 10/10/17	6,223
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
259	VAR, 3.699%, 10/10/14	200
17,331	VAR, 3.699%, 10/10/14	13,399
8,611	VAR, 3.775%, 10/10/14	6,657

		39,204

	Gas Utilities — 0.1%
6,198	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	6,248

	Independent Power Producers & Energy Traders — 0.0% (g)
1,900	NRG Energy, Inc., Incremental Term Loan, VAR, 07/01/18 ^	1,888

	Total Utilities	47,340

	Total Loan Assignments (Cost $853,635)	854,391

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
481	expiring 07/10/16 (Strike Price $10.00) (a)	11,787
481	expiring 07/10/19 (Strike Price $18.33) (a)	8,085

		19,872

	Specialty Retail — 0.0%
209	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	19,872

	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $17,235)	19,872

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
1	10 Year U.S. Treasury Note, Expiring 08/23/13 @133.000, European Style (r) (Cost $243)	223

	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
103,485	Expiring 08/20/13. If exercised the Fund pays semi-annually 3.550% and receives quarterly floating 3 month LIBOR terminating 08/22/43, European Style. Counterparty: Morgan Stanley Capital Services (r) (Cost $611)	1,487

	Total Options Purchased (Cost $854)	1,710

PRINCIPAL AMOUNT($)
Short-Term Investments — 52.6%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
9,630	0.074%, 08/15/13 (k) (n)	9,630
4,805	0.091%, 06/13/13 (k) (n)	4,805

	Total U.S. Treasury Obligations (Cost $14,434)	14,435

SHARES
	Investment Company — 52.5%
8,803,808	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% † (b) (l) (m)	8,803,808

	Total Short-Term Investments (Cost $8,818,242)	8,818,243

	Total Investments — 102.9% (Cost $16,856,208)	17,266,516
	Liabilities in Excess of Other Assets — (2.9)%	(493,337)

	NET ASSETS — 100.0%	$16,773,179

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except for number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
(301,887)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 06/25/43	(318,184)
(637,776)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 07/25/43	(671,508)

	(Proceeds received of $993,899)	(989,692)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,207	90 Day Eurodollar	09/15/14	300,075	(93)
	Short Futures Outstanding
(1,530)	90 Day Eurodollar	06/17/13	(381,429)	(2,120)
(890)	30 Day Federal Funds	06/28/13	(370,474)	(206)
(526)	30 Day Federal Funds	07/31/13	(218,943)	(170)
(3,681)	90 Day Eurodollar	09/16/13	(917,351)	(750)
(1,722)	10 Year U.S. Treasury Note	09/19/13	(222,515)	214
(678)	30 Year U.S. Treasury Bond	09/19/13	(94,941)	1,582
(1,547)	2 Year U.S. Treasury Note	09/30/13	(340,557)	383
(3,282)	5 Year U.S. Treasury Note	09/30/13	(401,763)	497
(390)	90 Day Eurodollar	12/16/13	(97,144)	(67)
(271)	90 Day Eurodollar	03/17/14	(67,465)	(1)
(100)	90 Day Eurodollar	06/16/14	(24,880)	5
(100)	90 Day Eurodollar	12/15/14	(24,839)	15
(103)	90 Day Eurodollar	03/16/15	(25,556)	33
(103)	90 Day Eurodollar	06/15/15	(25,522)	45
(1,410)	90 Day Eurodollar	09/14/15	(348,852)	231
(1,093)	90 Day Eurodollar	12/14/15	(269,957)	1,324

				922

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except for number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,502,000	EUR	Union Bank of Switzerland AG	06/24/13	8,396	8,452	56
13,472,500	EUR	Union Bank of Switzerland AG	08/27/13	17,502	17,520	18

627,750,000	JPY	Union Bank of Switzerland AG	08/14/13	6,841	6,251	(590)
640,184,000	JPY	Deutsche Bank AG	10/09/13	6,463	6,377	(86)
1,298,710,000	JPY	Union Bank of Switzerland AG	10/09/13	13,207	12,938	(269)

80,093,000	MXN	Goldman Sachs International	06/24/13	6,495	6,255	(240)

288,450,000	NOK	Deutsche Bank AG	06/13/13	50,198	49,135	(1,063)

322,415,000	SEK	Citibank, N.A.	06/13/13	49,954	48,668	(1,286)
55,568,000	SEK	Goldman Sachs International	06/24/13	8,403	8,386	(17)

				167,459	163,982	(3,477)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,548,000	CAD	Union Bank of Switzerland AG	06/20/13	9,492	9,206	286

18,007,000	CHF	Union Bank of Switzerland AG	08/13/13	18,666	18,844	(178)

4,667,000	EUR	Citibank, N.A.	06/20/13	6,061	6,066	(5)
110,064,000	EUR	TD Bank Financial Group	06/20/13	144,077	143,067	1,010
6,502,000	EUR	Goldman Sachs International	06/24/13	8,405	8,452	(47)
6,737,000	EUR	BNP Paribas	08/27/13	8,824	8,761	63
26,942,000	EUR	Deutsche Bank AG	08/27/13	35,852	35,036	816

4,358,000	GBP	Citibank, N.A.	06/20/13	6,699	6,621	78
28,703,000	GBP	Union Bank of Switzerland AG	06/20/13	44,392	43,607	785

627,750,000	JPY	Union Bank of Switzerland AG	08/14/13	6,752	6,252	500
1,600,460,000	JPY	Royal Bank of Scotland	10/09/13	16,664	15,944	720
1,960,500,000	JPY	Union Bank of Switzerland AG	10/09/13	19,922	19,530	392

80,093,000	MXN	Union Bank of Switzerland AG	06/24/13	6,499	6,255	244

288,450,000	NOK	Citibank, N.A.	06/13/13	50,010	49,134	876
134,733,000	NOK	Union Bank of Switzerland AG	06/20/13	23,045	22,945	100

322,415,000	SEK	Deutsche Bank AG	06/13/13	50,169	48,668	1,501
55,568,000	SEK	Union Bank of Switzerland AG	06/24/13	8,386	8,386	— (h)

				463,915	456,774	7,141

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	06/20/18	4.227		500	(23)	14
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	09/20/18	4.362		300	(12)	16
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		3,200	(484)	334
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	06/20/18	1.096	EUR	19,840	69	(238)
Barclays Bank plc:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/18	1.421		33,900	588	(152)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	2.215		19,350	(1,794)	1,742
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	2.215		12,900	(1,196)	1,181
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		3,310	(50)	40
Nordstorm, Inc, 6.950%, 03/15/28	1.000% quarterly	06/20/18	0.584		13,230	(299)	114
NRG Energy, Inc., 8.500%, 06/15/19	5.000% quarterly	06/20/18	3.621		400	(29)	44
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	06/20/16	1.828	EUR	13,200	388	(768)
Telecom Italia S.p.A., 5.375%, 01/29/19	1.000% quarterly	06/20/16	1.828	EUR	13,200	388	(852)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		82,630	(88)	255
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		66,100	(70)	237
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		19,890	(300)	220
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		3,310	(50)	43
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		3,310	(50)	36
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		6,640	(102)	82
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		6,630	(102)	31
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		6,630	(102)	29
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		3,310	(51)	23
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		3,500	(529)	306
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		3,500	(529)	284
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		66,330	(70)	245
Citibank, N.A.:
L Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/18	1.823		16,540	619	(957)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/18	0.857		165,260	(1,494)	2,480
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		10,500	(1,588)	834
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		3,500	(529)	337
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.338		16,250	(387)	177
Credit Suisse International:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	06/20/18	5.069		400	(3)	(10)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		16,360	(17)	133
Deutsche Bank AG, New York:
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.170	EUR	16,250	(66)	(327)
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	06/20/18	0.598		32,250	(704)	850
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	06/20/18	0.598		16,130	(352)	425
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/18	2.601		26,600	1,945	(2,395)
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.191		207,700	(604)	(4,780)
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.170	EUR	32,450	(133)	(720)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.338		16,250	(387)	189

						(8,197)	(498)

Credit Default Swaps - Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859%		16,570	(995)	604
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		9,920	(596)	312
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		320,250	(3,997)	1,686
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		130,590	(1,630)	787
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		64,720	(808)	709
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	16,475	430	(808)
Barclays Bank plc:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		66,100	(7,560)	7,950
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		99,210	(11,348)	12,167
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		16,535	(1,891)	2,028
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		2,000	(120)	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.613		14,100	8,704	(7,999)
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	50,025	1,306	(2,192)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	16,220	424	(568)
iTraxx Europe 19.1	5.000% quarterly	06/20/18	4.237	EUR	35,600	(1,963)	429
Citibank, N.A.:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		30,625	(3,503)	3,684
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.305		10,550	4,891	(8,434)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.305		6,900	3,199	(5,854)
MCDX.NA.20.V1	1.000% quarterly	06/20/18	1.090		66,240	124	(640)
Credit Suisse International:
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	53.827		6,900	3,368	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.674		5,700	70	(1,097)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	16,390	428	(697)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	16,080	420	(435)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.613		7,050	4,352	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.724		17,150	2,287	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.596		17,100	441	(2,773)
iTraxx Europe 9.1	1.750% quarterly	06/20/18	7.264	EUR	16,700	1,986	(2,862)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.025		12,100	842	(3,595)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.025		8,800	612	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.025		1,500	104	(277)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.674		17,700	216	(1,105)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	0.796		22,500	(39)	(767)

						(246)	(24,722)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591%		6,500	370	30
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		1,920	5	71
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497		13,250	625	99
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497		12,950	610	101
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		6,500	82	(42)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		5,400	68	(4)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		3,200	41	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		3,150	40	(34)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		1,960	25	(17)
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		10,450	114	1,210
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		6,950	76	892
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		6,900	97	363
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.342	EUR	25,900	428	2,017
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.342	EUR	12,900	213	990
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		19,350	710	(757)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		12,900	473	(503)
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		3,310	(47)	143
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		13,350	169	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		10,050	127	362
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,150	40	485
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		6,830	243	594
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		2,950	105	213
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	13,200	(1,424)	2,086
Telecom Italia S.p.A., 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	13,200	(1,424)	1,977
BNP Paribas:
Federal Republic of Brazil, 12.250%, 03/06/30*	1.000% quarterly	06/20/18	1.465		66,330	(1,353)	1,159
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		19,890	(284)	530
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		6,640	(95)	169
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		6,630	(95)	306
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		6,630	(95)	277
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		3,310	(47)	160
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		3,310	(47)	112
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		3,310	(47)	90
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325		2,010	167	186
Citibank, N.A.:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	0.772		6,950	87	152
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		13,350	188	336
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		10,200	144	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		6,900	97	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		6,700	94	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		1,800	25	43
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.760		10,250	512	383
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.760		1,400	70	66
Credit Suisse International:
Federal Republic of Brazil, 12.250%, 03/06/30*	1.000% quarterly	06/20/18	1.465		16,360	(334)	217
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	09/20/13	0.831		650	15	32
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325		2,000	166	206
Deutsche Bank AG, New York:
Berkshire Hathaway Inc., 1.900%, 01/31/17	1.000% quarterly	06/20/18	0.809		32,250	366	(395)
Berkshire Hathaway Inc., 1.900%, 01/31/17	1.000% quarterly	06/20/18	0.809		16,130	183	(198)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		32,300	1,839	67
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		22,500	1,281	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		5,900	336	79
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		1,435	4	47
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	3.679		12,800	182	537
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	06/20/13	0.384		3,450	44	68
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		9,650	122	1,329
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		6,700	85	263
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		6,400	81	1,049
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,300	42	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,250	41	397
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,200	40	468
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,150	40	516
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		3,150	40	514

K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	3,150	40	444
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	3,150	40	415
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010	6,900	224	366
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010	3,475	113	211
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.760	6,900	345	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.618	12,900	731	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.980	5,100	320	256
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678	2,900	32	23
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506	6,900	97	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.949	10,020	107	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755	10,900	6	416
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755	3,275	2	125
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010	10,400	338	529
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	6,575	310	22
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	4,100	193	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	3,200	151	119
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	6,850	85	471
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	3,400	42	227
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	3,400	42	216
Royal Bank of Scotland:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678	9,700	105	(105)
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755	4,590	2	181
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	3,450	44	459
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	3,200	40	538
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	3,150	40	529
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	0.300	10,920	139	(788)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	18,350	865	97
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	9,850	464	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	9,650	455	72
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.831	6,820	229	922
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479	3,400	121	311
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325	3,450	287	268

					11,669	29,232

Credit Default Swaps - Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	3.278%	13,200	(1,284)	1,653
CDX.NA.IG.20-V1	1.000% quarterly	06/20/18	0.785	82,630	1,031	(435)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	48.785	14,100	(11,102)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.393	20,000	(6,017)	12,991
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.393	11,500	(3,460)	7,675
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.393	9,200	(2,768)	12,394
CMBX.NA.AJ.4	0.960% monthly	02/17/51	10.555	17,400	(4,443)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	48.785	7,050	(5,551)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.816	17,100	(1,503)	5,595

					(35,097)	60,262

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	2.151% semi-annually	3 month LIBOR quarterly	05/29/23	21,486	374
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(318)
Bank of America	0.888% semi-annually	3 month LIBOR quarterly	12/21/17	18,900	131
Bank of America	0.866% semi-annually	3 month LIBOR quarterly	12/27/17	15,200	127
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(598)
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	19,290	1,700
Deutsche Bank AG, New York	0.635% semi-annually	3 month LIBOR quarterly	07/18/13	8,340	(21)
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	273
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	599
Morgan Stanley Capital Services	3.062% semi-annually	3 month LIBOR quarterly	05/15/43	46,351	1,707
Morgan Stanley Capital Services	2.931% semi-annually	3 month LIBOR quarterly	04/15/43	46,096	2,822

					6,796

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	54,920	(850)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	52,916	(819)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,370	(408)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,367	(408)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	15,817	(245)
IOS Index 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	1/12/41	34,269	98
Credit Suisse International:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	52,947	(820)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	46,075	(713)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	27,457	(425)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,780	(415)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,770	(415)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,491	(410)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,407	(409)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	26,352	(408)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	31,644	(377)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	31,585	(376)
IOS Index 5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	5.000% and increases in total return of index	1/12/41	55,453	158
Royal Bank of Scotland:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	50,000	(774)

					(8,016)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
†	—	Approximately $58,900,000 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is settled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2013.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,156
Aggregate gross unrealized depreciation	(122,848)

Net unrealized appreciation/depreciation	$410,308

Federal income tax cost of investments	$16,856,208

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$32,755	$—	$990		$33,745
Energy	1	—	—		1
Financials	12,661	—	758		13,419
Industrials	—	—	491		491
Information Technology	—	—	—	(a)	—	(a)
Materials	6,488	—	16,422		22,910
Utilities	19,496	—	—		19,496

Total Common Stocks	71,401	—	18,661		90,062

Preferred Stocks
Consumer Discretionary	17,084	—	—		17,084
Financials	4,142	54,923	—		59,065
Health Care	4,205	—	—		4,205
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	25,431	54,923	—	(a)	80,354

Debt Securities
Asset-Backed Securities	—	2,602	206,547		209,149
Collateralized Mortgage Obligations
Agency CMO	—	632,019	159,351		791,370
Non-Agency CMO	—	493,068	55,567		548,635

Total Collateralized Mortgage Obligations	—	1,125,087	214,918		1,340,005

Commercial Mortgage-Backed Securities	—	—	16,473		16,473
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	3,414		3,414
Corporate Bonds
Consumer Discretionary	—	1,150,889	59,143		1,210,032
Consumer Staples	—	305,896	—		305,896
Energy	—	312,637	—		312,637
Financials	—	710,128	1,201		711,329
Health Care	—	330,222	—		330,222
Industrials	—	508,562	71,682		580,244
Information Technology	—	316,151	—		316,151
Materials	—	503,902	8,015		511,917

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Telecommunication Services	$—	$534,029	$—		$534,029
Utilities	—	122,290	417		122,707

Total Corporate Bonds	—	4,794,706	140,458		4,935,164

Mortgage Pass-Through Securities	—	470,699	—		470,699
Municipal Bonds	—	38,791	—		38,791
Private Placements
Commercial	—	—	204,951		204,951
Residential	—	—	75,000		75,000
U.S. Treasury Obligations	—	95,257	—		95,257
Investment Companies	12,981	—	—		12,981
Loan Assignments
Consumer Discretionary	—	296,387	2,198		298,585
Consumer Staples	—	42,620	—		42,620
Energy	—	30,301	—		30,301
Financials	—	69,966	—		69,966
Health Care	—	126,947	—		126,947
Industrials	—	68,353	—		68,353
Information Technology	—	120,441	—		120,441
Materials	—	27,142	—		27,142
Telecommunication Services	—	22,696	—		22,696
Utilities	—	47,340	—		47,340

Total Loan Assignments	—	852,193	2,198		854,391

Options Purchased
Call Option Purchased	223	—	—		223
Payer Options Purchased on Interest Rate Swaps	—	1,487	—		1,487

Total Options Purchased	223	1,487	—		1,710

Warrants
Consumer Discretionary	19,872	—	—	(a)	19,872
Industrials	—	—	—	(a)	— (a)

Total Warrants	19,872	—	—	(a)	19,872

Short-Term Investments
Investment Company	8,803,808	—	—		8,803,808
U.S Treasury Obligations	—	14,435	—		14,435

Total Investments in Securities	$8,933,716	$7,450,180	$882,620	*	$17,266,516

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(989,692)	$—		$(989,692)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,445	$—		$7,445
Futures	4,329	—	—		4,329
Swaps	—	149,542	—		149,542

Total Appreciation in Other Financial Instruments	$4,329	$156,987	$—		$161,316

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,781)	$—		$(3,781)
Futures	(3,407)	—	—		(3,407)
Swaps	—	(247,693)	—		(247,693)

Total Depreciation in Other Financial Instruments	$(3,407)	$(251,474)	$—		$(254,881)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $882,620,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged pricing review and consideration of macro or security specific events.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$124,521		$1,235	$663	$261	$21,880	$(10,518)	$68,505	$—	$206,547
Collateralized Mortgage Obligations - Agency CMO	269,182		(1,472)	(1,540)	(11,351)	3,051	(6,348)	41,426	(133,597)	159,351
Collateralized Mortgage Obligations - Non-Agency CMO	35,492		71	1,149	17	13,835	(281)	8,474	(3,190)	55,567
Commercial Mortgage-Backed Securities	16,222		2	239	27	—	(17)	—	—	16,473
Common Stocks - Consumer Discretionary	339		—	219	—	432	—	—	—	990
Common Stocks - Financials	725		—	33	—	—	—	—	—	758
Common Stocks - Industrials	491		—	—	—	—	—	—	—	491
Common Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Materials	16,422		—	80	—	—	(80)	—	—	16,422
Convertible Bonds - Consumer Discretionary	1,358		—	(1,358)	—	—	—	—	—	—
Convertible Bonds - Financials	1,453		—	1,961	—	—	—	—	—	3,414
Corporate Bonds - Consumer Discretionary	15,329		280	(2,728)	(111)	57,663	(15,888)	4,598	—	59,143
Corporate Bonds - Financials	1,201		—	—	—	—	—	—	—	1,201
Corporate Bonds - Industrials	71,033		26	1,083	126	2,250	(1,493)	—	(1,343)	71,682
Corporate Bonds - Materials	8,006		—	(57)	8	3,603	(3,545)	—	—	8,015
Corporate Bonds - Utilities	416		—	1	—	—	—	—	—	417
Loan Assignments - Consumer Discretionary	5,666		3,877	(3,470)	2	—	(3,877)	—	—	2,198
Preferred Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Private Placements - Commercial	205,872		—	(921)	—	—	—	—	—	204,951
Private Placements - Residential	97,500		—	—	—	—	(22,500)	—	—	75,000
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$871,228		$4,019	$(4,646)	$(11,021)	$102,714	$(64,547)	$123,003	$(138,130)	$882,620

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately -$4,646.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
38	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $38)	6

Municipal Bonds — 82.4% (t)
	Alabama — 0.6%
	Other Revenue — 0.6%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	270
250	Mobile Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	256

	Total Alabama	526

	Alaska — 0.9%
	Other Revenue — 0.9%
250	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	266
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	371
150	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	150

	Total Alaska	787

	Arizona — 1.9%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	342
45	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	46

		388

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	110

	Other Revenue — 0.9%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	246
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	204
510	Phoenix-Mesa Airport Authority, Mesa Project, Rev., 4.000%, 07/01/20	541

		991

	Water & Sewer — 0.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	628

	Total Arizona	2,117

	Arkansas — 0.1%
	Housing — 0.1%
105	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	114

	California — 3.7%
	General Obligation — 1.0%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	91
100	Escondido Union High School District, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	70
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	105
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	413
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15	134
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	49
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	238

		1,100

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	109

	Housing — 0.0% (g)
15	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	16

	Other Revenue — 1.7%
350	Los Angeles Department of Airports, Los Angeles International Airport, Senior, Series A, Rev., AMT, 5.000%, 05/15/29	394
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	283

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Los Angeles Department of Water & Power, Water System,
500	Series B, Rev., 5.000%, 07/01/43	555
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	382

		1,614

	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	476
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	227

		703

	Utility — 0.2%
200	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	224

	Total California	3,766

	Colorado — 1.7%
	General Obligation — 1.2%
300	County of Pueblo, Judicial Complex, COP, AGM, 5.000%, 09/15/20	355
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
125	GO, 5.250%, 12/15/20	154
435	GO, 5.250%, 12/15/22	543

		1,052

	Housing — 0.1%
55	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	58

	Other Revenue — 0.4%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	390

	Total Colorado	1,500

	Connecticut — 2.6%
	Other Revenue — 2.6%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	51
	Connecticut State Health & Educational Facility Authority, Yale University,
500	Series Z-1, Rev., 5.000%, 07/01/42	549
500	Series Z-2, Rev., 5.050%, 07/01/42	558
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,080
200	Series A, Rev., 5.250%, 11/15/24	232

	Total Connecticut	2,470

	Delaware — 0.1%
	Housing — 0.1%
60	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	61

	District of Columbia — 1.0%
	Certificate of Participation/Lease — 0.1%
75	Washington Convention Center Authority, Senior Lien, Series A, Rev., AMBAC, 5.000%, 10/01/13	76

	Other Revenue — 0.9%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	114
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	244
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	124
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	222
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	118
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	231

		1,053

	Total District of Columbia	1,129

	Florida — 8.0%
	General Obligation — 1.2%
30	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14 (p)	32
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, Rev., AMBAC, 5.000%, 10/01/14	48
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	233

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC FGIC, 5.000%, 05/01/23	225
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	833

		1,371

	Housing — 0.8%
715	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	774

	Other Revenue — 6.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24 (w)	564
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	238
190	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	206
455	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	480
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	224
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	119
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	550
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	550
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/14 (p)	105
500	Miami-Dade County, Special Obligation, Subseries A, Rev., 5.000%, 10/01/30	553
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	172
275	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	323
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	660
500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	568
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	535

		5,847

	Total Florida	7,992

	Georgia — 2.5%
	Other Revenue — 2.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp., Vogtle Project, Series A, Rev., VAR, 2.400%, 01/01/40	495
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	527
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	286
185	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	196
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	338
	Main Street Natural Gas, Inc.,
45	Series A, Rev., 5.000%, 09/15/13	46
105	Series B, Rev., 5.000%, 03/15/15	112
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	310
200	Series C, Rev., 5.000%, 10/01/16	220

		2,530

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	105

	Total Georgia	2,635

	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	212

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	118

	Idaho — 0.9%
	General Obligation — 0.9%
750	City of Nampa, GO, 5.000%, 08/01/21	903

	Illinois — 3.5%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	118

	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	146
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	61
410	Series C, GO, 5.250%, 12/01/32	505
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	175

		887

	Housing — 0.2%
210	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	224

	Other Revenue — 2.0%
205	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	233
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	562
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	191
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	221
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	322
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	113
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	212
130	Rev., 5.250%, 06/01/21	155

		2,009

	Transportation — 0.3%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	321

	Total Illinois	3,559

	Indiana — 2.2%
	General Obligation — 0.1%
95	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA COLL, 4.500%, 06/01/28	102

	Other Revenue — 2.1%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	113
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	79
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	285
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	173
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	256
140	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	150
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	289
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	595

		1,940

	Total Indiana	2,042

	Iowa — 0.1%
	Housing — 0.1%
65	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	69

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kansas — 0.4%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	231

	Housing — 0.2%
230	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	245

	Total Kansas	476

	Kentucky — 0.4%
	Housing — 0.1%
75	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	80

	Other Revenue — 0.3%
250	Louisville/Jefferson County, Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	255

	Total Kentucky	335

	Louisiana — 1.1%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	26

	Other Revenue — 1.0%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
105	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	107
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	36
105	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	107
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	355
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	261

		937

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	145

	Total Louisiana	1,108

	Maine — 0.8%
	Other Revenue — 0.8%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25 (w)	342
475	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	514

	Total Maine	856

	Maryland — 0.6%
	General Obligation — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	468

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	115

	Total Maryland	583

	Massachusetts — 4.5%
	Education — 1.2%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	437
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series L, Rev., 5.250%, 07/01/33	707
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	112

		1,256

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	154

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 2.6%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	551
585	Massachusetts Housing Finance Agency, Single Family Housing, Series 160, Rev., AMT, 3.750%, 06/01/34	608
750	Massachusetts Port Authority, Series A, Rev., AMT, 5.000%, 07/01/37	812
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	621

		2,592

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	385

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	124

	Total Massachusetts	4,511

	Michigan — 3.0%
	General Obligation — 1.5%
500	Brighton Area School District, School Building, Series I, GO, Q-SBLF, 5.000%, 05/01/19	580
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	49
500	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18	573
270	Rockford Public Schools, GO, Q-SBLF, 5.000%, 05/01/16	302

		1,504

	Other Revenue — 1.5%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., VAR, NATL-RE, LIQ: JPMorgan Chase Bank, N.A., 5.500%, 07/01/16	117
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	517
500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Rev., 2.000%, 05/30/18	517
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	229
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	175

		1,555

	Total Michigan	3,059

	Minnesota — 1.6%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	218

	Housing — 0.6%
	Minneapolis St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
132	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	139
495	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	529

		668

	Other Revenue — 0.8%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	203
140	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	149
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	112
300	Rev., 5.250%, 08/01/26	345

		809

	Total Minnesota	1,695

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	196
100	Series A, Rev., 5.250%, 01/01/34	123

	Total Mississippi	319

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — 1.5%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	292

	Housing — 0.0% (g)
35	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	38

	Other Revenue — 0.7%
240	Missouri Housing Development Commission, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	256
165	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	175
160	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/34	165

		596

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	487

	Total Missouri	1,413

	Montana — 0.9%
	Housing — 0.1%
75	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	77

	Other Revenue — 0.8%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	109
500	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	521
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	234

		864

	Total Montana	941

	Nebraska — 0.8%
	General Obligation — 0.8%
	City of Omaha, Omaha Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	373
285	GO, 5.250%, 04/01/27	364

	Total Nebraska	737

	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	102

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	54

	Total Nevada	156

	New Hampshire — 0.7%
	Other Revenue — 0.7%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	254
100	Rev., NATL-RE, 5.500%, 06/01/27	128
135	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	143
175	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	189

	Total New Hampshire	714

	New Jersey — 2.8%
	Other Revenue — 2.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	520
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	294
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., 5.000%, 12/01/19 (w)	568
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	548
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	224

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	225

		2,379

	Special Tax — 0.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	358

	Total New Jersey	2,737

	New Mexico — 0.9%
	Housing — 0.0% (g)
15	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	16

	Other Revenue — 0.9%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	425
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	60
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
165	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	180
165	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	177

		842

	Total New Mexico	858

	New York — 8.1%
	General Obligation — 1.1%
500	City of New York, Series I, GO, 5.000%, 08/01/21 (w)	605
500	City of Yonkers, Series A, GO, 4.000%, 07/01/15	530

		1,135

	Hospital — 0.1%
100	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	99

	Other Revenue — 6.4%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	534
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	292
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	279
240	Rev., 5.375%, 06/15/43	272
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
500	Series DD, Rev., 5.000%, 06/15/34	572
450	Series EE, Rev., 5.000%, 06/15/29	521
250	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 04/01/18	259
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	350
260	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/14	271
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	203
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	406
390	Series B, Rev., 5.500%, 10/15/30	520
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	403
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	555
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	281
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	479

		6,197

	Water & Sewer — 0.5%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	452

	Total New York	7,883

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — 0.2%
	Education — 0.1%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	147

	Housing — 0.1%
130	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	135

	Total North Carolina	282

	North Dakota — 0.3%
	Other Revenue — 0.3%
250	North Dakota Housing Finance Agency, Non AMT, Non ACE, Home Mortgage Finance Program, Series A, Rev., 3.750%, 07/01/42	271

	Ohio — 3.6%
	General Obligation — 0.3%
185	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	230
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	57

		287

	Housing — 0.5%
85	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	87
405	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 03/01/16	421

		508

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	313

	Other Revenue — 2.5%
205	Akron Bath Copley Ohio Joint Township Hospital District, Children’s Hospital Medical Center, Rev., 4.000%, 11/15/15	220
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	115
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	142
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	104
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
	Ohio Housing Finance Agency, Single Family Mortgage,
230	Series 1, Rev., 5.000%, 11/01/28	248
180	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	193
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	582
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	519
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	164

		2,479

	Total Ohio	3,587

	Oklahoma — 1.6%
	Other Revenue — 1.6%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	256
1,000	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/22	1,205

	Total Oklahoma	1,461

	Oregon — 1.4%
	Education — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	77

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	207
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	125

		358

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.0%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	371
	Oregon State Housing & Community Services Department, Single-Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	222
60	Series B, Rev., AMT, 5.000%, 07/01/30	65
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	255

		913

	Total Oregon	1,348

	Pennsylvania — 4.2%
	Other Revenue — 4.1%
	Allegheny County Airport Authority,
50	Series 2B, Rev., FGIC, 5.000%, 01/01/18	57
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	565
	Allegheny County Higher Education Building Authority, Duquesne University,
160	Series A, Rev., 5.000%, 03/01/20	189
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (p)	155
500	Beaver County IDA, Non AMT, Non ACE, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	503
500	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/21	592
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	700
	Pennsylvania Housing Finance Agency,
355	Series 112, Rev., 5.000%, 04/01/28	382
425	Series 96-B, Rev., 3.950%, 10/01/16	454
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	273

		3,870

	Resource Recovery — 0.1%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	140

	Total Pennsylvania	4,010

	Puerto Rico — 0.7%
	Other Revenue — 0.7%
	Puerto Rico Highways and Transportation Authority,
160	Series CC, Rev., 5.000%, 07/01/16	168
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	27
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
165	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	177
185	Series AA, Rev., NATL-RE, 5.500%, 07/01/20	198
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	100
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	26

	Total Puerto Rico	696

	South Carolina — 0.6%
	Other Revenue — 0.6%
500	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District Project, Rev., 5.000%, 12/01/24	594

	South Dakota — 0.2%
	Other Revenue — 0.2%
225	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	241

	Tennessee — 1.1%
	Other Revenue — 0.9%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	140
130	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	154
	Tennessee Housing Development Agency, Home Ownership Program,
330	Series 1-A, Rev., AMT, 4.500%, 01/01/38	351
210	Series A, Rev., AMT, 4.500%, 07/01/31	226

		871

	Utility — 0.2%
165	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	193

	Total Tennessee	1,064

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — 4.4%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	116
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	179

		295

	General Obligation — 2.5%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	115
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	294
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	92
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	254
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	392
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,166

		2,313

	Housing — 0.1%
90	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	96

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	110

	Other Revenue — 1.1%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	163
180	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	199
220	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	237
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	506

		1,105

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	20

	Utility — 0.3%
60	Harris County Cultural Education Facilities Finance Corp., Thermal Utility, Teco Project, Series A, Rev., 5.000%, 11/15/15	67
150	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	163

		230

	Total Texas	4,169

	Utah — 1.3%
	Certificate of Participation/Lease — 0.6%
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	582

	Other Revenue — 0.7%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	561
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	50

		611

	Total Utah	1,193

	Vermont — 0.4%
	Other Revenue — 0.4%
215	Vermont Housing Finance Agency, Series B, Rev., AMT, 4.125%, 11/01/42	223
240	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	245

	Total Vermont	468

	Virginia — 0.7%
	Other Revenue — 0.7%
50	Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	52
500	Virginia Resources Authority, Pooled Financing, Infrastructure & State Moral Obligation, Series A, Rev., 5.000%, 11/01/25	600

	Total Virginia	652

	Washington — 1.7%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	174

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Other Revenue — 1.5%
150		Chelan County Public Utility District No. 1, Consolidated System, Series A, Rev., AMT, 5.500%, 07/01/26	175
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	343
160		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	170
775		Washington State Housing Finance Commission, Nikkei Manor Project, Rev., VAR, LOC: Bank of America N.A., 0.400%, 06/05/13	775

			1,463

		Total Washington	1,637

		Wisconsin — 0.7%
		Other Revenue — 0.7%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	394
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	286

		Total Wisconsin	680

		Wyoming — 0.6%
		Other Revenue — 0.6%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	419
220		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	226

		Total Wyoming	645

		Total Municipal Bonds (Cost $78,975)	81,379

SHARES
Common Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
–	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $–(h))	—

Preferred Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
–	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 15.7%
		Consumer Discretionary — 5.4%
		Auto Components — 0.3%
119		Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	120
146		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	147

			267

		Distributors — 0.3%
39		American Builders & Contractors Supply Co., Inc., Term Loan, VAR, 3.500%, 04/16/20 ^	39
150		HD Supply, Inc., Term Loan, VAR, 4.500%, 10/12/17	151
100		Spin Holdco, Inc., Term Loan, VAR, 4.250%, 11/14/19	101
30		VWR International Ltd., Term Loan, VAR, 4.194%, 04/03/17	30

			321

		Hotels, Restaurants & Leisure — 2.0%
80		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	71
142		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	143
70		Channel View Hotel Ltd., Term Loan, VAR, 05/01/20 ^	70
		FOCUS Brands, Inc., Term Loan,
181		VAR, 4.250%, 02/21/18	182
1		VAR, 5.500%, 02/21/18	1
150		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	158
50		Horseshoe Baltimore, Term Loan B, VAR, 05/10/20 ^	51
		Intrawest, 1st Lien Term Loan,
33		VAR, 7.000%, 12/04/17	33
17		VAR, 7.000%, 12/04/17	17
149		Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	150
149		Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	150

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Hotels, Restaurants & Leisure — Continued
150		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	155
		NPC International, Inc., Term Loan,
3		VAR, 4.500%, 12/28/18	3
13		VAR, 4.500%, 12/28/18	14
40		VAR, 4.500%, 12/28/18	41
42		VAR, 4.500%, 12/28/18	43
		PF Chang’s China Bistro, Inc., Term Borrowing,
148		VAR, 5.250%, 06/22/19	150
2		VAR, 5.250%, 06/22/19	2
150		Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	149
150		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 4.000%, 05/13/20	150
135		Station Casinos, Inc., Term Loan, VAR, 5.000%, 03/01/20	136
103		Wendy’s International, Inc., Term Loan, VAR, 3.250%, 05/15/18	103

			1,972

		Household Durables — 0.3%
72		Tempur-Pedic International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	72
100		Waddington Group, Inc., 1st Lien Term Loan, VAR, 05/23/20 ^	100
115		Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	115

			287

		Leisure Equipment & Products — 0.3%
298		FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	299

		Media — 1.1%
		Barrington Broadcasting, Tranche 2 Term Loan,
11		VAR, 7.500%, 06/14/17	11
68		VAR, 7.500%, 06/14/17	68
		Entercom Radio LLC, Term Loan,
5		VAR, 5.000%, 11/23/18	5
80		VAR, 5.000%, 11/23/18	81
1		VAR, 6.000%, 11/23/18	1
81		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	81
22		Mission Broadcasting, Inc., Term Loan B, VAR, 4.250%, 12/03/19	23
51		NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.750%, 01/03/20	52
53		Nexstar Broadcasting, Inc., 1st Lien Term Loan, VAR, 4.250%, 12/03/19	54
97		Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	99
56		Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	56
375		WMG Acquisition Corp., 1st Lien Term Loan, VAR, 3.750%, 07/01/20	376
		WMG Acquisition Corp., Delayed Draw Term Loan,
28		VAR, 4.250%, 05/02/20 ^	28
191		VAR, 4.250%, 05/02/20 ^	189

			1,124

		Multiline Retail — 0.5%
500		J.C. Penney Corp., Inc., Term Loan, VAR, 05/21/18 ^	507

		Specialty Retail — 0.6%
150		Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	151
250		Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	244
		Party City Corp., Term Loan,
6		VAR, 4.250%, 07/27/19	6
6		VAR, 4.250%, 07/27/19	6
42		VAR, 4.250%, 07/27/19	42
47		VAR, 4.250%, 07/27/19	47
49		VAR, 4.250%, 07/27/19	49

			545

		Total Consumer Discretionary	5,322

		Consumer Staples — 0.9%
		Food & Staples Retailing — 0.5%
56		Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	56
87		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	87
90		Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20	91
253		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	253

			487

		Food Products — 0.2%
115		New HB Acquisition LLC, Term B Loan, VAR, 6.750%, 04/09/20	118
		Pinnacle Foods, Inc., 1st Lien Term G Loan,
–	(h)	VAR, 3.250%, 04/29/20	—	(h)

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Food Products — Continued
75	VAR, 3.250%, 04/29/20	75

		193

	Household Products — 0.2%
67	Prestige Brands, Term B-1 Loan, VAR, 3.750%, 01/31/19	68
	Reynolds Group Holdings, Inc., U.S. Term Loan,
33	VAR, 4.750%, 09/28/18	33
54	VAR, 4.750%, 09/28/18	54
63	VAR, 4.750%, 09/28/18	63

		218

	Total Consumer Staples	898

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
49	EMG Utica, Term Loan, VAR, 4.750%, 03/27/20	49
83	Pacific Drilling S.A., Term Loan, VAR, 05/31/18 ^	84

		133

	Oil, Gas & Consumable Fuels — 0.3%
17	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/13/18	17
149	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	150
100	Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18	102

		269

	Total Energy	402

	Financials — 0.6%
	Capital Markets — 0.2%
148	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	150

	Diversified Financial Services — 0.2%
100	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	100
150	ROC Finance LLC, Term Loan, VAR, 5.750%, 05/22/19 ^	151

		251

	Insurance — 0.2%
150	Asurion LLC, Term Loan, VAR, 4.500%, 05/24/19	150

	Real Estate Management & Development — 0.0% (g)
6	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	6

	Total Financials	557

	Health Care — 0.9%
	Biotechnology — 0.1%
142	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	143

	Health Care Equipment & Supplies — 0.2%
149	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	151

	Health Care Providers & Services — 0.6%
25	Alliance Healthcare Services, Inc., Delayed Draw Term Loan, VAR, 05/30/19 ^	25
107	Alliance Healthcare Services, Inc., Term Loan, VAR, 05/30/19 ^	107
97	Health Management Associates, Inc., Term Loan B, VAR, 3.500%, 11/16/18	98
98	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	99
53	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	52
99	National Mentor Holdings, Inc., Tranche B- 1 Term Loan, VAR, 6.500%, 02/09/17	100
118	Vanguard Health Systems, Inc., Term Loan B, VAR, 3.750%, 01/29/16	119

		600

	Total Health Care	894

	Industrials — 3.3%
	Aerospace & Defense — 0.2%
78	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	78
150	Hamilton Sundstrand Industrial, Term Loan, VAR, 4.000%, 12/13/19	150

		228

	Airlines — 0.4%
100	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	100
8	Landmark Aviation, Canadian Term Loans, VAR, 5.750%, 10/25/19	8
94	Landmark Aviation, Term Loan, VAR, 5.750%, 10/25/19	94
150	U.S. Airways, Term Loan B1, VAR, 05/08/19 ^	150

		352

	Building Products — 0.4%
125	Custom Building Products, Inc., Term Loan, VAR, 6.000%, 12/14/19	126
	Roofing Supply Group, Term Loan,
68	VAR, 5.000%, 05/31/19	69
80	VAR, 5.000%, 05/31/19	81

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Building Products — Continued
149	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	150

		426

	Commercial Services & Supplies — 0.9%
148	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	149
130	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	131
100	Garda World Security Corp., Term Loan, VAR, 4.500%, 10/25/19	100
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
15	VAR, 5.444%, 06/30/17 ^	15
19	VAR, 5.444%, 06/30/17 ^	19
35	VAR, 5.444%, 06/30/17 ^	35
55	VAR, 5.444%, 06/30/17 ^	54
150	Seminole Indian Tribe of Florida, Inc., Term Loan, VAR, 3.000%, 04/29/20	150
130	Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18 ^	131
122	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	122

		906

	Electrical Equipment — 0.1%
	Alliance Laundry Systems LLC, 1st Lien Term Loan,
1	VAR, 4.500%, 12/10/18	1
98	VAR, 4.500%, 12/10/18	99

		100

	Industrial Conglomerates — 0.3%
	Autoparts Holdings Ltd., Term Loan,
48	VAR, 6.500%, 07/29/17	47
24	VAR, 6.500%, 07/29/17	24
150	Consolidated Precision Products, Inc., Term Loan, VAR, 4.750%, 12/28/19	150
97	Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	98

		319

	Machinery — 0.5%
98	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	99
144	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	145
149	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	150
139	Wabash, Initial Term Loan, VAR, 4.500%, 05/08/19	139

		533

	Marine — 0.2%
150	American Petroleum Tanker, Term Loan B, VAR, 4.750%, 10/02/19	152

	Trading Companies & Distributors — 0.3%
150	Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	150
100	MRC Global Inc., Term Loan, VAR, 6.000%, 11/08/19	101

		251

	Total Industrials	3,267

	Information Technology — 1.7%
	Communications Equipment — 0.4%
150	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	150
75	ARRIS Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	75
97	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.773%, 10/26/17	87
50	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	48

		360

	Electronic Equipment, Instruments & Components — 0.1%
110	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	112

	Internet Software & Services — 0.3%
126	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	126
144	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	146

		272

	IT Services — 0.3%
	First Data Corp., Term Loan,
80	VAR, 4.199%, 03/24/17	79
46	VAR, 4.199%, 09/24/18	45
147	Transaction Network Services, Inc., Term Loan B, VAR, 5.000%, 02/14/20	150

		274

	Semiconductors & Semiconductor Equipment — 0.2%
150	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	151

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Software — 0.4%
		Attachmate Corp., 1st Lien Term Loan,
4		VAR, 7.250%, 11/22/17	4
121		VAR, 7.250%, 11/22/17	122
		Emdeon, Inc., Term B-2 Loan,
3		VAR, 3.750%, 11/02/18	3
5		VAR, 3.750%, 11/02/18	5
21		VAR, 3.750%, 11/02/18	21
33		VAR, 3.750%, 11/02/18	33
89		VAR, 3.750%, 11/02/18	89
99		Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	100
107		RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	107
		Southern Graphics, Inc., Term Loan,
8		VAR, 5.000%, 10/17/19	9
17		VAR, 5.000%, 10/17/19	17

			510

		Total Information Technology	1,679

		Materials — 1.3%
		Chemicals — 0.4%
51		AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan, VAR, 4.500%, 10/04/19	52
27		AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan, VAR, 4.500%, 10/04/19	27
127		AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	129
44		DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	45
150		Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	150

			403

		Containers & Packaging — 0.2%
40		Berlin Packaging, 1st Lien Term Loan, VAR, 4.750%, 04/02/19	40
		BWAY Holding Co., Term Loan,
9		VAR, 4.500%, 08/06/17	9
131		VAR, 4.500%, 08/06/17	133

			182

		Metals & Mining — 0.6%
29		Firth Rixson, Inc., 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	29
149		FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	150
150		Murray Energy Corp., 1st Lien Term Loan, VAR, 05/27/19 ^	150
149		Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	149
99		Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	101

			579

		Paper & Forest Products — 0.1%
100		Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18	100

		Total Materials	1,264

		Telecommunication Services — 0.4%
		Diversified Telecommunication Services — 0.2%
150		Level 3 Financing, Inc., Term Loan B, VAR, 5.250%, 08/01/19	152

		Wireless Telecommunication Services — 0.2%
105		Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	106
113		Syniverse Holdings, Inc., Add-On Term Loan, VAR, 4.000%, 04/23/19	113

			219

		Total Telecommunication Services	371

		Utilities — 0.8%
		Electric Utilities — 0.3%
203		La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20	205
		Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
–	(h)	VAR, 4.699%, 10/10/17	—	(h)
31		VAR, 4.699%, 10/10/17	22
15		VAR, 4.775%, 10/10/17	11
		Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
–	(h)	VAR, 3.699%, 10/10/14	—	(h)
31		VAR, 3.699%, 10/10/14	24
15		VAR, 3.775%, 10/10/14	12

			274

		Gas Utilities — 0.1%
		Ruby Western Pipeline Holdings, Term Loan,
8		VAR, 3.500%, 03/27/20	8
52		VAR, 3.500%, 03/27/20	52

			60

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Independent Power Producers & Energy Traders — 0.4%
500	Calpine Corp., Term Loan, VAR, 05/01/20 ^	497

	Total Utilities	831

	Total Loan Assignments (Cost 15,330)	15,485

SHARES
Short-Term Investment — 4.4%
	Investment Company — 4.4%
4,301	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) (Cost $4,301)	4,301

	Total Investments — 102.5% (Cost $98,654)	101,171
	Liabilities in Excess of Other Assets — (2.5)%	(2,459)

	NET ASSETS — 100.0%	$98,712

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
^	—	All or a portion of the security is unsettled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
*	—	Filed for bankruptcy on November 8, 2010

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,107
Aggregate gross unrealized depreciation	(590)

Net unrealized appreciation/depreciation	$2,517

Federal income tax cost of investments	$98,654

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Materials	$—	$—	$—	$—
Preferred Stock
Materials	—	—	—	—
Debt Securities
Corporate Bonds
Materials	—	—	6	6
Municipal Bonds
Alabama
Other Revenue	—	526	—	526
Alaska
Other Revenue	—	787	—	787
Arizona
Education	—	388	—	388
Hospital	—	110	—	110
Other Revenue	—	991	—	991
Water & Sewer	—	628	—	628

Total Arizona	—	2,117	—	2,117

Arkansas
Housing	—	114	—	114
California
General Obligation	—	1,100	—	1,100
Hospital	—	109	—	109
Housing	—	16	—	16
Other Revenue	—	1,614	—	1,614
Prerefunded	—	703	—	703
Utility	—	224	—	224

Total California	—	3,766	—	3,766

Colorado
General Obligation	—	1,052	—	1,052
Housing	—	58	—	58
Other Revenue	—	390	—	390

Total Colorado	—	1,500	—	1,500

Connecticut
Other Revenue	—	2,470	—	2,470
Delaware
Housing	—	61	—	61
District of Columbia
Certificate of Participation/Lease	—	76	—	76

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$1,053	$—	$1,053

Total District of Columbia	—	1,129	—	1,129

Florida
General Obligation	—	1,371	—	1,371
Housing	—	774	—	774
Other Revenue	—	5,847	—	5,847

Total Florida	—	7,992	—	7,992

Georgia
Other Revenue	—	2,530	—	2,530
Utility	—	105	—	105

Total Georgia	—	2,635	—	2,635

Guam
Other Revenue	—	212	—	212
Hawaii
General Obligation	—	118	—	118
Idaho
General Obligation	—	903	—	903
Illinois
Education	—	118	—	118
General Obligation	—	887	—	887
Housing	—	224	—	224
Other Revenue	—	2,009	—	2,009
Transportation	—	321	—	321

Total Illinois	—	3,559	—	3,559

Indiana
General Obligation	—	102	—	102
Other Revenue	—	1,940	—	1,940

Total Indiana	—	2,042	—	2,042

Iowa
Housing	—	69	—	69
Kansas
Hospital	—	231	—	231
Housing	—	245	—	245

Total Kansas	—	476	—	476

Kentucky
Housing	—	80	—	80
Other Revenue	—	255	—	255

Total Kentucky	—	335	—	335

Louisiana
Housing	—	26	—	26
Other Revenue	—	937	—	937
Transportation	—	145	—	145

Total Louisiana	—	1,108	—	1,108

Maine
Other Revenue	—	856	—	856
Maryland
General Obligation	—	468	—	468
Transportation	—	115	—	115

Total Maryland	—	583	—	583

Massachusetts
Education	—	1,256	—	1,256

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$154	$—	$154
Other Revenue	—	2,592	—	2,592
Transportation	—	385	—	385
Water & Sewer	—	124	—	124

Total Massachusetts	—	4,511	—	4,511

Michigan
General Obligation	—	1,504	—	1,504
Other Revenue	—	1,555	—	1,555

Total Michigan	—	3,059	—	3,059

Minnesota
Hospital	—	218	—	218
Housing	—	668	—	668
Other Revenue	—	606	203	809

Total Minnesota	—	1,492	203	1,695

Mississippi
Other Revenue	—	319	—	319
Missouri
General Obligation	—	292	—	292
Housing	—	38	—	38
Other Revenue	—	596	—	596
Transportation	—	487	—	487

Total Missouri	—	1,413	—	1,413

Montana
Housing	—	77	—	77
Other Revenue	—	864	—	864

Total Montana	—	941	—	941

Nebraska
General Obligation	—	737	—	737
Nevada
Certificate of Participation/Lease	—	102	—	102
General Obligation	—	54	—	54

Total Nevada	—	156	—	156

New Hampshire
Other Revenue	—	714	—	714
New Jersey
Other Revenue	—	2,379	—	2,379
Special Tax	—	358	—	358

Total New Jersey	—	2,737	—	2,737

New Mexico
Housing	—	16	—	16
Other Revenue	—	842	—	842

Total New Mexico	—	858	—	858

New York
General Obligation	—	1,135	—	1,135
Hospital	—	99	—	99
Other Revenue	—	6,197	—	6,197
Water & Sewer	—	452	—	452

Total New York	—	7,883	—	7,883

North Carolina
Education	—	147	—	147

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$135	—	$135

Total North Carolina	—	282	—	282

North Dakota
Other Revenue	—	271	—	271
Ohio
General Obligation	—	287	—	287
Housing	—	508	—	508
Industrial Development Revenue/Pollution Control Revenue	—	313	—	313
Other Revenue	—	2,479	—	2,479

Total Ohio	—	3,587	—	3,587

Oklahoma
Other Revenue	—	1,461	—	1,461
Oregon
Education	—	77	—	77
General Obligation	—	358	—	358
Other Revenue	—	913	—	913

Total Oregon	—	1,348	—	1,348

Pennsylvania
Other Revenue	—	3,870	—	3,870
Resource Recovery	—	140	—	140

Total Pennsylvania	—	4,010	—	4,010

Puerto Rico
Other Revenue	—	696	—	696
South Carolina
Other Revenue	—	594	—	594
South Dakota
Other Revenue	—	241	—	241
Tennessee
Other Revenue	—	871	—	871
Utility	—	193	—	193

Total Tennessee	—	1,064	—	1,064

Texas
Education	—	295	—	295
General Obligation	—	2,313	—	2,313
Housing	—	96	—	96
Industrial Development Revenue/Pollution Control Revenue	—	110	—	110
Other Revenue	—	1,105	—	1,105
Prerefunded	—	20	—	20
Utility	—	230	—	230

Total Texas	—	4,169	—	4,169

Utah
Certificate of Participation/Lease	—	582	—	582
Other Revenue	—	611	—	611

Total Utah	—	1,193	—	1,193

Vermont
Other Revenue	—	468	—	468
Virginia
Other Revenue	—	652	—	652

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Washington
General Obligation	$—	$174	$—		$174
Other Revenue	—	1,463	—		1,463

Total Washington	—	1,637	—		1,637

Wisconsin
Other Revenue	—	680	—		680
Wyoming
Other Revenue	—	645	—		645

Total Municipal Bonds	—	81,176	203		81,379

Loan Participations & Assignments
Consumer Discretionary	—	5,322	—		5,322
Consumer Staples	—	898	—		898
Energy	—	402	—		402
Financials	—	557	—		557
Health Care	—	894	—		894
Industrials	—	3,267	—		3,267
Information Technology	—	1,679	—		1,679
Materials	—	1,264	—		1,264
Telecommunication Services	—	371	—		371
Utilities	—	831	—		831

Total Loan Participations & Assignments	—	15,485	—		15,485

Short-Term Investment
Investment Company	4,301	—	—		4,301

Total Investments in Securities	$4,301	$96,661	$209	*	$101,171

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $209,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 0.2%
	Agency CMO — 0.2%
	Federal Home Loan Mortgage Corp. REMICS,
385	Series 3976, Class AI, IO, 3.500%, 08/15/29 (m)	36
114	Series 3984, Class NS, IF, IO, 6.401%, 01/15/40 (m)	19
413	Series 4057, Class SA, IF, IO, 5.851%, 04/15/39 (m)	83
95	Series 4077, Class SM, IF, IO, 6.501%, 08/15/40 (m)	19
395	Series 4084, Class GS, IF, IO, 5.851%, 04/15/39 (m)	81
202	Series 4097, Class SL, IF, IO, 5.951%, 06/15/41 (m)	38
	Federal National Mortgage Association REMICS,
372	Series 2011-145, Class PS, IF, IO, 6.417%, 04/25/30 (m)	58
250	Series 2012-17, Class JS, IF, IO, 6.457%, 11/25/30 (m)	49
103	Series 2012-24, Class S, IF, IO, 5.307%, 05/25/30 (m)	11

	Total Collateralized Mortgage Obligations (Cost $406)	394

Corporate Bond — 0.1%
	Information Technology — 0.1%
	Computers & Peripherals — 0.1%
350	Apple, Inc., 3.850%, 05/04/43 (m) (Cost $348)	321

Daily Demand Notes — 13.7%
	California — 0.2%
300	State of California, Series B1, GO, VRDO, LOC: Citibank N.A., 0.050%, 06/03/13 (m)	300
200	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13	200

	Total California	500

	Delaware — 0.9%
2,160	University of Delaware, Series B, Rev., VRDO, 0.100%, 06/03/13	2,160

	Florida — 0.3%
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/03/13 (m)	800

	Illinois — 0.3%
735	Illinois Finance Authority, University of Chicago Medical Centre, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/03/13	735

	Indiana — 0.2%
425	Indiana Finance Authority Environmental Refunding, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/03/13	425

	Iowa — 1.0%
1,350	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., LOC: U.S. Bank N.A., 0.090%, 06/03/13	1,350
1,200	City of Iowa Act, Inc., Rev., VRDO, 0.250%, 06/03/13	1,200

	Total Iowa	2,550

	Kansas — 0.2%
550	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A, 0.130%, 06/03/13	550

	Louisiana — 0.5%
100	City of Baton Rouge/Parish of East Baton Rouge, Exxon Project, Rev., VRDO, 0.050%, 06/03/13 (m)	100
768	Industrial Development Board of the Parish of East Baton Rouge, Inc., Exxon Mobil Project, Gulf Opportunity Zone Bonds, Rev., VRDO, 0.050%, 06/03/13 (m)	768
150	City of Baton Rouge/Parish of East Baton Rouge, Exxon Project, Rev., VRDO, 0.050%, 06/03/13 (m)	150
150	Parish of St. Charles, Shell Oil Co., Project, Series B, Rev., VRDO, 0.070%, 06/03/13	150

	Total Louisiana	1,168

	Massachusetts — 0.6%
150	Commonwealth of Massachusetts, Series A, GO, VRDO, 0.080%, 06/03/13	150
200	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/03/13	200
	Commonwealth of Massachusetts, Central Artery,
780	Series A, GO, VRDO, 0.120%, 06/03/13	780

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Massachusetts — Continued
300	Series B, GO, VRDO, 0.080%, 06/03/13	300

	Total Massachusetts	1,430

	Minnesota — 0.4%
1,050	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics, Series A, Rev., VRDO, AGM, 0.250%, 06/03/13	1,050

	Mississippi — 0.4%
	Mississippi Business Finance Corp., Chevron USA, Inc. Project,
300	Series C, Rev., VRDO, 0.080%, 06/03/13	300
200	Series E, Rev., VRDO, 0.070%, 06/03/13	200
150	Series H, Rev., VRDO, 0.080%, 06/03/13	150
330	Series L, Rev., VRDO, 0.070%, 06/03/13	330

	Total Mississippi	980

	Missouri — 0.4%
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.070%, 06/03/13	900

	New Hampshire — 1.3%
3,125	New Hampshire Health And Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 06/03/13	3,125

	New York — 2.1%
300	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.070%,06/03/13	300
1,300	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Subseries A-1, Rev., VRDO, 0.050%, 06/03/13	1,300
250	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.080%, 06/03/13	250
575	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.060%, 06/03/13	575
	New York City,
150	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.070%, 06/03/13	150
250	Subseries L-3, GO, VRDO, 0.110%, 06/03/13	250
750	Metropolitan Transportation Authority, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 06/03/13	750
200	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.100%, 06/03/13	200
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution,
995	Series BB-1, Rev., VRDO, 0.090%, 06/03/13	995
300	Series BB-2, Rev., VRDO, 0.100%, 06/03/13	300
100	Series CC-1, Rev., VRDO, 0.090%, 06/03/13	100
350	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/03/13	350

	Total New York	5,520

	North Carolina — 0.3%
560	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/03/13 (m)	560
	University of North Carolina at Chapel Hill, University Hospital,
315	Series A, Rev., VRDO, 0.100%, 06/03/13	315
100	Series B, Rev., VRDO, 0.100%, 06/03/13	100

	Total North Carolina	975

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Ohio — 1.3%
1,000	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.080%,06/03/13	1,000
2,300	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.110%,06/03/13 (m)	2,300

	Total Ohio	3,300

	Oklahoma — 0.9%
2,400	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/03/13	2,400

	Tennessee — 0.2%
540	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/03/13	540

	Texas — 0.6%
1,055	Lower Neches Valley Authority, Industrial Development Corp., Exempt Facilities Refunding, Subseries A-3, Rev., VRDO, 0.060%, 06/03/13	1,055
355	Houston Higher Education Finance Corp., Series A, Rev., VRDO, 0.070%, 06/03/13	355
150	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.060%,06/03/13	150

	Total Texas	1,560

	Utah — 0.5%
1,260	Utah Transit Authority, Sales Tax Revenue, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.070%,06/03/13	1,260

	Virginia — 0.6%
410	Albermarle County EDA, The University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13 (m)	410
810	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.080%, 06/03/13	810
200	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Rev., VRDO, 0.110%, 06/03/13	200

	Total Virginia	1,420

	Washington — 0.4%
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/03/13 (e)	1,050
	Wisconsin — 0.1%
340	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/03/13	340

	Total Daily Demand Notes (Cost $34,738)	34,738

Mortgage Pass-Through Securities — 0.7%
1,865	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 06/25/43 - 07/25/43 (Cost $1,879)	1,869

Municipal Bonds — 59.4% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
750	Mobile Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	767

	Alaska — 0.3%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	302
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	119

		421

	Other Revenue — 0.2%
500	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	532

	Total Alaska	953

	Arizona — 0.7%
	General Obligation — 0.1%
300	City of Scottsdale, GO, 5.000%, 07/01/21	369

	Other Revenue — 0.6%
205	Arizona School Facilities Board, State School Improvement Revenue Refunding, Rev., 5.000%, 07/01/13 (m)	206
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	260
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	113

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	204
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Series 2012, Rev., 4.000%, 07/01/19	524
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	210
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	126

		1,643

	Total Arizona	2,012

	California — 5.0%
	Certificate of Participation/Lease — 0.1%
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	150

	General Obligation — 1.4%
145	Los Angeles Unified School District, GO, FGIC, 5.000%, 07/01/21	158
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	265
350	State of California, GO, AGM, 5.250%, 08/01/32 (m)	417
2,000	State of California, Various Purpose, GO, 5.000%, 10/01/29 (m)	2,211

		3,051

	Other Revenue — 3.5%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
100	Series F, Rev., 5.000%, 04/01/20 (m) (p)	113
305	Series F, Rev., 5.000%, 04/01/22 (m) (p)	343
150	Series F, Rev., 5.250%, 04/01/26 (m)	178
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., AMBAC, 0.385%, 07/01/23 (m)	941
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17 (m)	492
2,180	California State Department of Water Resources, Central Valley Project Water System, Series AP, Rev., 5.000%, 12/01/27 (m)	2,620
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	85
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., 0.503%, 03/01/34 (m)	1,003
100	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/13	100
250	San Diego Convention Center Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	271
	San Jose Financing Authority, Civic Center Project,
1,085	Series A, Rev., 5.000%, 06/01/22 (w)	1,304
860	Series A, Rev., 5.000%, 06/01/24 (w)	1,023
100	University of California, Series L, Rev., 5.000%, 05/15/17	113

		8,586

	Total California	11,787

	Colorado — 0.7%
	General Obligation — 0.1%
295	County of Pueblo, Judicial Complex, COP, AGM, 5.000%, 09/15/20	349

	Other Revenue — 0.6%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17 (m)	572
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	147
735	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/21 (m) (p)	778
100	University of Colorado, Rev., NATL-RE, 5.000%, 06/01/17	116

		1,613

	Prerefunded — 0.0% (g)
15	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (m) (p)	16

	Total Colorado	1,978

	Connecticut — 1.0%
	General Obligation — 0.2%
150	New Canaan County, Series A, GO, 5.000%, 04/01/18	179
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	105
125	Town of Fairfield, Series 2012, GO, 5.000%, 08/01/25 (m)	151

		435

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.8%
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18 (m)	1,091
750	State of Connecticut Health & Educational Facility Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16 (m)	794

		1,885

	Total Connecticut	2,320

	Delaware — 0.2%
	General Obligation — 0.0% (g)
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	117
100	State of Delaware, Series B, GO, 5.000%, 07/01/18 (m)	120

		237

	Other Revenue — 0.2%
375	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 4.900%, 07/01/29 (m)	397

	Total Delaware	634

	District of Columbia — 1.1%
	General Obligation — 0.5%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,091

	Other Revenue — 0.6%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15 (m)	424
180	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	193
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29 (m)	230
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AGM-CR, AMBAC, 5.000%, 10/01/18	219
150	Series C, Rev., 5.000%, 10/01/19	179

		1,245

	Total District of Columbia	2,336

	Florida — 3.3%
	General Obligation — 0.7%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	139
495	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30 (m)	534
100	Florida State, Board Education Lottery, Series C, GO, 5.000%, 06/01/17 (m)	116
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19 (m)	177
500	Orlando Community Redevelopment Agency, Refunding Republic Drive, Tax Allocation, Series 2012, GO, 4.000%, 04/01/16	533
150	Palm Beach County School District, Series C, COP, AMBAC, 5.000%, 08/01/13	151

		1,650

	Other Revenue — 2.6%
300	Citizens Property Insurance Corp., Series A-1, Rev., 5.000%, 06/01/13 (m)	300
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	597
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15 (m)	506
145	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41 (m)	157
450	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.950%, 07/01/37 (m)	475
575	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	622
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	838
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., 5.000%, 06/01/16 (m)	336
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18 (m)	148
	Florida State Department of Transportation,
100	Series A, Rev., 5.000%, 07/01/14 (m)	105
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	114
500	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	572
500	Jacksonville Sales Tax, Series 2012, Rev., 5.000%, 10/01/16	568

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series 2012, Rev., 4.000%, 11/15/17	818
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	254
100	Orlando-Orange County Expressway Authority, Series A, Rev., AMBAC, 5.250%, 07/01/13 (p)	100
500	Pasco County, Solid Waste Disposal & Resource, Rev., 5.000%, 10/01/20	588
250	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/13	252

		7,350

	Prerefunded — 0.0% (g)
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/30 (p)	106

	Total Florida	9,106

	Georgia — 1.1%
	General Obligation — 0.4%
150	Forsyth County, Series A, GO, 4.000%, 03/01/16 (m)	164
100	Paulding County School District, GO, 5.000%, 02/01/17	115
	State of Georgia,
150	Series G, GO, 5.000%, 12/01/17 (m)	178
360	Series I, GO, 5.000%, 11/01/21 (m)	448

		905

	Other Revenue — 0.7%
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17 (m)	225
735	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	778
85	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	92
250	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	275
	Private Colleges & Universities Authority, Mercer University Project,
285	Series A, Rev., 4.000%, 10/01/14	295
230	Series C, Rev., 5.000%, 10/01/16	253

		1,918

	Total Georgia	2,823

	Illinois — 1.8%
	General Obligation — 0.1%
305	McHenry County Community Unit School District No. 200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	328

	Housing — 0.2%
495	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	527

	Other Revenue — 1.5%
	City of Chicago O’Hare International Airport, General Airport, Third Lien,
515	Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	531
130	Series A-2, Rev., AGM, 5.750%, 01/01/21 (m)	134
165	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., 5.000%, 01/01/17 (m)	187
250	City of Joliet, Waterworks and Sewage, Rev., 4.000%, 01/01/15	263
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	344
169	Illinois Housing Development Authority, Homeowner Mortgage, AMT, Series D, Rev., 4.600%, 08/01/15	178
1,540	Illinois Unemployment Insurance, Series B, Rev., 4.000%, 06/15/20	1,594
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	239

		3,470

	Total Illinois	4,325

	Indiana — 2.0%
	Other Revenue — 2.0%
350	Carmel 2002 School Building Corporation, First Mortgage Refunding, Series A, Rev., 2.000%, 07/15/13 (m)	351
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	117
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	595
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	370
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	904
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	507

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,012
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	256
	Indiana Housing & Community Development Authority, Home First Program,
455	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	488
460	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	494
	Indianapolis Local Public Improvement Bond Bank,
325	Series D, Rev., 5.000%, 02/01/16	363
100	Series F, Rev., AGM, 5.000%, 01/01/21	119
100	Indianapolis Local Public Improvement, Waterworks Project, Series L, Rev., NATL-RE, 4.000%, 07/01/13	100

	Total Indiana	5,676

	Iowa — 0.6%
	Other Revenue — 0.6%
	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage,
425	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	455
475	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	512
500	Iowa Student Loan Liquidity Corp., Series A-1, Rev., 3.100%, 12/01/14	515

	Total Iowa	1,482

	Kansas — 0.6%
	Housing — 0.2%
450	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	479

	Other Revenue — 0.4%
275	City of Wichita, Hospital Facilities, Rev., 4.500%, 11/15/15	299
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	530
225	Kansas State Department of Transportation, Series A, Rev., 5.000%, 09/01/16	257

		1,086

	Total Kansas	1,565

	Kentucky — 0.2%
	Other Revenue — 0.2%
295	Commonwealth of Kentucky, State Property & Buildings Commission, Project No. 95, Series C, Rev., 6.573%, 08/01/29	360
255	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	276

	Total Kentucky	636

	Louisiana — 0.1%
	Other Revenue — 0.1%
375	Louisiana Housing Finance Agency, Single Family Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA COLL, 2.850%, 06/01/29	377
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	121

	Total Louisiana	498

	Maine — 0.9%
	Other Revenue — 0.9%
	Maine State Housing Authority,
870	Series A-1, Rev., 4.500%, 11/15/28	920
960	Series B, Rev., 4.000%, 11/15/43	1,039

	Total Maine	1,959

	Maryland — 0.7%
	General Obligation — 0.0% (g)
100	County of Howard, Series A, GO, 3.125%, 08/15/13	101
100	Maryland State Refunding, State & Local Facilities Loan, Series C, GO, 5.000%, 11/01/17	118

		219

	Other Revenue — 0.7%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	259
	Maryland State Transportation Authority,
100	Rev., 5.250%, 03/01/17	116
540	Rev., 5.250%, 03/01/19	656
750	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31 (w)	807

		1,838

	Total Maryland	2,057

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — 1.6%
	General Obligation — 0.2%
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	361
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	132

		493

	Other Revenue — 1.2%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16	773
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	817
500	Series J, Rev., 5.000%, 07/01/18	551
488	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/01/14	493
385	Massachusetts Health & Educational Facilities Authority, Wheaton College, Series E, Rev., 4.000%, 07/01/13	386

		3,020

	Prerefunded — 0.2%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (p)	278
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	226

		504

	Total Massachusetts	4,017

	Michigan — 2.7%
	General Obligation — 1.3%
500	City of Detroit, School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18 (m)	573
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	641
650	GO, 5.000%, 05/01/19	761
930	GO, 5.000%, 05/01/20	1,096
100	State of Michigan, GO, 4.100%, 12/01/13	102

		3,173

	Other Revenue — 1.4%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18 (m)	323
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14 (m)	314
950	Michigan Finance Authority, Sparrow Obligation Group, Series 2012, Rev., 4.000%, 11/15/20	1,053
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	235
	Michigan State Hospital Finance Authority, Ascension Health Credit Group,
250	Rev., VAR, 2.000%, 08/01/14	255
300	Series A-2, Rev., VAR, 4.000%, 06/01/16	327
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/13 (p)	153
500	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	542
250	Michigan State Strategic Fund, Waste Management, Inc. Project, Rev., VAR, 3.200%, 08/01/13	251

		3,453

	Total Michigan	6,626

	Minnesota — 1.8%
	General Obligation — 0.3%
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	110
100	Series B, GO, 5.000%, 10/01/18	121
150	Series E, GO, 2.000%, 08/01/13	150
	State of Minnesota, Various Purpose,
150	Series D, GO, 5.000%, 08/01/17	176
150	Series K, GO, 5.000%, 11/01/20	182
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	106

		845

	Housing — 0.4%
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living Home Programs,
396	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	417
540	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	578

		995

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.1%
440	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	471
430	Minneapolis St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	459
480	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	525
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
235	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	253
475	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	503
270	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA COLL, 4.500%, 01/01/31	289
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	330

		2,830

	Total Minnesota	4,670

	Mississippi — 0.1%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	187

	Missouri — 0.9%
	Other Revenue — 0.8%
335	Kirkwood School District Educational Facilities Authority Leasehold, Kirkwood School District R-7, St. Louis County, Rev., 4.000%, 02/15/25 (w)	368
175	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	186
225	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Series E-4, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 11/01/30	240
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds, Series B, Rev., 5.000%, 07/01/25	272
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	820
	Missouri State Highways & Transit Commission, First Lien,
195	Series A, Rev., 5.000%, 05/01/14	204
100	Series A, Rev., 5.000%, 05/01/21	112

		2,202

	Water & Sewer — 0.1%
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	279

	Total Missouri	2,481

	Montana — 0.5%
	Housing — 0.1%
150	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	155

	Other Revenue — 0.4%
	Montana Board of Housing, Single Family Home Ownership,
500	Series A-2, Rev., 4.000%, 12/01/38	521
455	Series B2, Rev., 5.000%, 12/01/27	491

		1,012

	Total Montana	1,167

	Nebraska — 0.5%
	Other Revenue — 0.5%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16 (m)	891
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	362

	Total Nebraska	1,253

	Nevada — 0.0% (g)
	General Obligation — 0.0% (g)
	Clark County School District,
100	GO, 5.000%, 06/15/20 (m)	115
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	120

		235

	Other Revenue — 0.0% (g)
110	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.250%, 07/01/13	110

	Total Nevada	345

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Hampshire — 0.8%
	Other Revenue — 0.8%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.125%, 08/01/24	1,000
645	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	672
265	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	286

	Total New Hampshire	1,958

	New Jersey — 1.6%
	Education — 0.1%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	212

	General Obligation — 0.2%
180	Township of Maplewood, General Improvement, GO, 4.000%, 10/01/16	200
115	Township of Randolph, School District, GO, 5.000%, 02/01/23	138

		338

	Other Revenue — 1.2%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	121
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	548
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., 5.000%, 12/01/15	1,096
500	Series 1A, Rev., 5.000%, 12/01/17 (m) (w)	570
815	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	839
100	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., AGM-CR, 5.750%, 06/15/17	118

		3,292

	Prerefunded — 0.1%
135	New Jersey EDA, School Facilities Construction, Series F, Rev., FGIC, 5.000%, 06/15/13 (p)	135

	Total New Jersey	3,977

	New Mexico — 0.4%
	Housing — 0.0% (g)
105	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., GNMA/FNMA/FHLMC, 4.200%, 07/01/28	107

	Other Revenue — 0.4%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	117
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	121
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
745	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	818
165	Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	180

		1,236

	Total New Mexico	1,343

	New York — 5.3%
	Education — 0.0% (g)
100	New York State Municipal Bond Bank Agency, Special School Purpose, Prior Year Claims, Series C, Rev., 5.500%, 06/01/16 (p)	100

	General Obligation — 1.5%
	Chester Union Free School District,
645	GO, AGM, 2.000%, 04/15/14 (m)	653
100	GO, AGM, 4.000%, 04/15/17 (m)	111
	Hilton Central School District,
800	GO, 4.000%, 06/15/16	874
500	GO, 4.000%, 06/15/18	563
1,000	Metropolitan Transportation Authority, Series B-1, GO, AGM, 0.386%, 11/01/22	962
	New York City,
140	GO, AGM, 5.000%, 08/01/16	153
135	Series A, GO, AGM, 5.000%, 08/01/15	148
155	Series B, GO, 5.000%, 08/01/16	176
100	Series E-1, GO, 5.250%, 10/15/17	118
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	106

		3,864

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 3.4%
1,000	Battery Park City Authority, Auction Rate Securities, Rev., AMBAC, 0.396%, 11/01/31 (m)	946
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (m)	346
255	Metropolitan Transportation Authority, Series C, Rev., AMBAC, 5.500%, 11/15/17	305
300	New York City Housing Development Corp., Multi-Family Housing, Series B, Rev., 2.050%, 05/01/14	303
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,068
200	New York City Municipal Water Finance Authority, Water & Sewer Systems, Second Generation Resolution, Series BB, Rev., 3.700%, 06/15/14	207
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	206
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	115
750	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., 4.400%, 04/01/18	777
980	New York State Dormitory Authority, Interagency Council, Series A, Rev., 2.100%, 07/01/13	982
	New York State Dormitory Authority, Personal Income Tax,
100	Series A, Rev., 4.000%, 02/15/19	114
125	Series D, Rev., 5.000%, 06/15/16	142
800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	814
	New York State Environmental Facilities Corp., Revolving Fund,
150	Series C, Rev., 4.000%, 05/15/14	156
200	Series E, Rev.,54.000%, 06/15/17	201
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	169
300	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	301
	Tobacco Settlement Financing Corp., Contingency Contract,
450	Rev., 4.000%, 06/01/13	450
500	Series B, Rev., 4.000%, 06/01/13	500
	Triborough Bridge & Tunnel Authority,
140	Series A, Rev., 4.000%, 11/15/14	148
105	Series A, Rev., 5.000%, 11/15/20 (p)	126

		8,376

	Prerefunded — 0.0% (g)
100	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal 2004, Series C, Rev., 5.000%, 06/15/14 (p)	105

	Water & Sewer — 0.4%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	270
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	817

		1,087

	Total New York	13,532

	North Carolina — 2.7%
	General Obligation — 1.7%
115	City of Charlotte, Series B, GO, 5.000%, 06/01/13 (m)	115
200	County of Wake, Series D, GO, 4.000%, 02/01/15	212
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	212
200	New Hanover County, GO, 5.000%, 12/01/20	247
1,000	Person County Industrial Facilities and Pollution Control Financing Authority, Series A, GO, AMBAC, 0.263%, 11/01/18	956
2,000	State of North Carolina, Series D, GO, 4.000%, 06/01/21	2,326

		4,068

	Housing — 0.0% (g)
85	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., 5.500%, 01/01/39	88

	Other Revenue — 1.0%
500	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/19 (m)	607

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	North Carolina Housing Finance Agency, Home Ownership,
690	Series 1, Rev., 4.500%, 07/01/28	728
315	Series 2, Rev., 4.250%, 01/01/28	331
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., AMBAC, 0.263%, 10/01/22	929

		2,595

	Total North Carolina	6,751

	North Dakota — 0.8%
	Other Revenue — 0.8%
750	North Dakota Housing Finance Agency, Series A, Rev., 3.750%, 07/01/42	812
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
685	Series B, Rev., 4.500%, 01/01/28	729
500	Series D, Rev., 4.250%, 07/01/28	524

	Total North Dakota	2,065

	Ohio — 3.6%
	General Obligation — 0.2%
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/13 (p)	102
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	134
225	State of Ohio, Refunding Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	254

		490

	Other Revenue — 3.4%
1,000	Akron Bath Copley Ohio Joint Township Hospital District, Children’s Hospital Medical Center, Rev., 4.000%, 11/15/15 (m)	1,073
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	230
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	216
2,145	Northeast Ohio Regional Sewer District, Rev., 5.000%, 11/15/28	2,517
	Ohio Housing Finance Agency, Single Family Mortgage,
230	Series 1, Rev., 5.000%, 11/01/28	248
225	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28	242
740	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	792
465	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	502
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	147
225	Ohio State Mental Health Capital Facilities, Tax-Exempt, Series A, Rev., 5.000%, 12/01/16	257
1,000	Ohio State Water Development Authority, Solid Waste, Waste Management Project, Rev., 0.600%, 07/01/21	1,000
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.000%, 06/01/19	127
150	State of Ohio, Infrastructure Improvements, Series 2005-1, Rev., NATL-RE, 5.000%, 12/15/15	167
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	236

		7,754

	Total Ohio	8,244

	Oklahoma — 2.1%
	General Obligation — 1.9%
4,235	Oklahoma City Economic Development Trust, Increment District #8 Project, Series B, Rev., 5.000%, 03/01/32	4,661

	Other Revenue — 0.2%
	Oklahoma Housing Finance Agency, Single Homeownership Loan Program,
265	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	288
240	Series B, Rev., GNMA COLL, 4.500%, 09/01/27	259

		547

	Total Oklahoma	5,208

	Oregon — 1.1%
	General Obligation — 0.1%
150	Washington, Yamhill and Multnomah Counties, Hillsboro School District No. 1J, GO, NATL-RE, 4.000%, 06/15/13	150

	Other Revenue — 1.0%
500	Oregon Health and Science University, Series A, Rev., 2.000%, 07/01/13	501
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	445

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,000	Port of Portland, Airport, Series 21C, Rev., 5.000%, 07/01/20	1,191

		2,137

	Total Oregon	2,287

	Pennsylvania — 1.1%
	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	124
190	GO, NATL-RE, 5.375%, 07/01/16	218

		342

	Other Revenue — 1.0%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	303
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16 (m) (p)	621
250	Pennsylvania Economic Development Financing Authority, Rev., VAR, 2.625%, 07/01/14	253
	Pennsylvania Housing Finance Agency,
350	Series 112, Rev., 5.000%, 04/01/28	376
425	Series 96-B, Rev., 3.950%, 10/01/16	454
700	Philadelphia Redevelopment Authority, Series 2012, Rev., 5.000%, 04/15/15	753

		2,760

	Total Pennsylvania	3,102

	Puerto Rico — 0.0% (g)
	Other Revenue — 0.0% (g)
100	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	105

	South Carolina — 0.6%
	Other Revenue — 0.6%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13	707
450	Rev., 4.000%, 11/01/14	470
245	North Charleston Public Facilities, Installment Purchase, Series 2012, Rev., 5.000%, 06/01/16	274

	Total South Carolina	1,451

	South Dakota — 1.1%
	Other Revenue — 1.1%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	526
	South Dakota Housing Development Authority, Homeownership Mortgage,
225	Series A, Rev., 4.500%, 05/01/31	241
1,055	Series D, Rev., 4.000%, 11/01/29	1,130
705	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.500%, 05/01/32	737

	Total South Dakota	2,634

	Tennessee — 0.8%
	General Obligation — 0.1%
145	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., 3.750%, 01/01/25	147

	Other Revenue — 0.7%
135	Memphis-Shelby County Airport Authority, Series A-2, Rev., 4.000%, 07/01/13	135
	Tennessee Housing Development Agency, Home Ownership Program,
410	Series 1A, Rev., 4.500%, 07/01/31	441
325	Series 1-A, Rev., 4.500%, 01/01/38	346
	Tennessee Housing Development Agency, Housing Finance Program,
220	Series A, Rev., 4.500%, 01/01/28	235
470	Series B, Rev., 4.500%, 01/01/28	503

		1,660

	Total Tennessee	1,807

	Texas — 4.2%
	General Obligation — 1.8%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20 (m)	122
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	178
415	City of Fort Worth, Tarrant, Denton, Parker and Wise Counties, GO, 5.000%, 03/01/20 (m)	502
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14 (m)	348
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16 (m)	447
650	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	729
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	512

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20 (m)	225
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	451
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	205
360	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	363
100	Round Rock Independent School District, Unlimited Tax School Building, GO, 4.000%, 08/01/13	101
185	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	208
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	213
100	Tomball Independent School District, GO, AGC, 5.000%, 02/15/34	111

		4,715

	Other Revenue — 1.9%
1,000	City of Houston, Airport System Revenue, Rev., AGM, 0.200%, 07/01/30	896
1,000	City of Houston, Airport System, Sub Lien, Series A, Rev., 5.000%, 07/01/13	1,004
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	180
325	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/32 (m)	330
50	Harris County, Series A, Rev., NATL-RE, 5.000%, 08/15/19	58
1,000	Lone Star College System, Series B-2, Rev., 1.250%, 08/15/16	1,002
350	Lubbock Health Facilities Development Corp., St. Joseph Health System, Series B, Rev., 5.000%, 07/01/13	351
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	170
695	Texas Department of Housing & Community Affairs, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	741
100	University of Texas Financing System, Series A, Rev., 4.000%, 08/15/17	113

		4,845

	Prerefunded — 0.5%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	230
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/19 (p)	802
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/18 (p)	194

		1,226

	Utility — 0.0% (g)
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	108

	Total Texas	10,894

	Utah — 0.1%
	General Obligation — 0.1%
145	State of Utah, Series A, GO, 5.000%, 07/01/20	178

	Vermont — 1.1%
	Other Revenue — 1.1%
480	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	518
670	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., 4.125%, 11/01/42	695
425	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AGM, 4.300%, 11/01/16	438
1,000	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., 1.773%, 06/01/22	1,003

	Total Vermont	2,654

	Virginia — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	613

	Other Revenue — 0.3%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14	203
	Virginia Public School Authority, School Financing, 1997 Resolution,
100	Series B, Rev., 5.000%, 08/01/16	114
345	Series D, Rev., 2.000%, 08/01/13	346
150	Virginia Resources Authority, Pooled Financing, Infrastracture & State Moral Obligation, Rev., 5.000%, 11/01/23	181

		844

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.0% (g)
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/22 (m) (p)	117

	Total Virginia	1,574

	Washington — 1.4%
	General Obligation — 0.1%
155	State of Washington, Motor Vehicle Fuel Tax, Series R-2011 C, GO, 5.000%, 07/01/13	156
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	121

		277

	Other Revenue — 1.2%
	Chelan County Public Utility District No. 1,
185	Series A, Rev., 4.000%, 07/01/13 (m)	186
350	Series A, Rev., 4.000%, 07/01/26 (m)	407
275	City of Seattle, Water Systems, Series A, Rev., 3.000%, 08/01/13	276
250	Douglas County Public Utility District No. 1, Wells Hydroelectric Revenue and Refunding, Series B, Rev., NATL-RE, FGIC, 3.750%, 09/01/13 (m)	252
350	Housing Authority of the County of King, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	382
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	134
885	Washington State Housing Finance Commission, Series B, Rev., GNMA/FNMA COLL, 4.250%, 10/01/32	945

		2,582

	Prerefunded — 0.0% (g)
100	Skagit Public Hospital District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	108

	Utility — 0.1%
165	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13 (m)	166

	Total Washington	3,133

	West Virginia — 0.7%
	Other Revenue — 0.7%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., 2.250%, 09/01/16	1,018
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	505

	Total West Virginia	1,523

	Wisconsin — 0.1%
	General Obligation — 0.0% (g)
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14 (m)	103
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	116

		219

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Series 2012, Rev., 4.000%, 08/15/15	327

	Total Wisconsin	546

	Wyoming — 0.6%
	Other Revenue — 0.6%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	698
650	Wyoming Community Development Authority Housing, Series 1, Rev., 4.000%, 06/01/32	667

	Total Wyoming	1,365

	Total Municipal Bonds (Cost $148,114)	149,991

Quarterly Demand Notes — 1.2%
1,000	California Pollution Control Financing Authority, Series A, Rev., VRDO, 0.570%, 08/01/13 (m)	1,000
1,000	City of Phoenix Industrial Development Authority, Solid Waste Disposal, Republic Services, Inc. Project, Rev., 0.570%, 12/01/35	1,000
1,000	New York State Environmental Facilities Corp., Waste Management, Inc. Project, Series 2012, Rev., VRDO, 0.550%, 08/01/13	1,000

	Total Quarterly Demand Notes (Cost $3,000)	3,000

Semi-Annual Demand Note — 0.6%
	Mississippi — 0.6%
1,641	Mississippi Business Finance Corp., Gulf Opportunity Zone, Series C, Rev., VAR, 0.430%, 11/01/13 (Cost $1,641)	1,641

U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bonds,
397	2.875%, 05/15/43 (m)	365

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
385	3.125%, 02/15/43 (m)	373

	Total U.S. Treasury Obligations (Cost $772)	738

Weekly Demand Notes — 24.2%
	Alaska — 0.5%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.110%, 06/07/13 (m)	1,350

	California — 4.1%
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.220%, 06/07/13 (m)	305
6,600	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/07/13 (m)	6,600
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.070%, 06/07/13 (m)	1,008
2,650	Series M, Rev., VRDO, 0.110%, 06/07/13 (m)	2,650

	Total California	10,563

	Georgia — 3.4%
7,215	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.170%, 06/07/13 (m)	7,215
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.110%, 06/07/13	700
500	Gwinnett County Housing Authority, Multi-Family Housing, The Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/07/13	500

	Total Georgia	8,415

	Illinois — 0.3%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.100%, 06/07/13	850

	Maryland — 1.1%
2,725	Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, 0.100%, 06/07/13	2,725

	Massachusetts — 1.1%
2,900	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.100%, 06/07/13	2,900

	Michigan — 0.3%
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	850

	Missouri — 2.8%
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.170%, 06/07/13	1,200
330	Missouri Highways & Transportation Commission, Rev., VRDO, LOC: State Street Bank & Trust Co, 0.140%, 06/07/13	330
5,440	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, 0.130%, 06/07/13	5,440

	Total Missouri	6,970

	New Jersey — 0.2%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.820%, 06/07/13	514

	New York — 1.5%
1,000	New York City, Series J-7, GO, 0.590%, 06/07/13	1,011
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13	1,100
500	Triborough Bridge & Tunnel Authority, Subseries CD, Rev., VRDO, AGM, 0.320%, 06/07/13	500
1,200	New York City, Series B2, Subseries B-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/07/13	1,200

	Total New York	3,811

	North Carolina — 1.5%
2,100	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/07/13	2,100
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.130%, 06/07/13 (m)	1,055
775	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.130%, 06/07/13 (m)	775

	Total North Carolina	3,930

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — 1.0%
900	Franklin County, Hospital Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A, 0.120%, 06/07/13 (m)	900
800	Ohio State University, Series B, Rev., VRDO, 0.100%, 06/07/13	800
750	Franklin County, Hospital Facilities, Ohio Health Corp., Series C, Rev., VAR, 0.570%, 06/07/13	750

	Total Ohio	2,450

	Other Territories — 0.1%
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.360%, 06/07/13	150

	Pennsylvania — 3.1%
1,000	Downingtown Area School District, Chester County, GO, 0.490%, 06/07/13 (m)	1,000
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/13 (m)	5,000
1,500	Pennsylvania State Turnpike Commission, Series C, Rev., 1.020%, 06/07/13	1,504

	Total Pennsylvania	7,504

	Tennessee — 1.2%
3,035	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.120%, 06/07/13 (m)	3,035

	Texas — 0.8%
1,075	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	1,075
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., 0.710%, 06/07/13	1,000

	Total Texas	2,075

	Virginia — 0.3%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.110%, 06/07/13	800

	Washington — 0.9%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Class A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/07/13	2,000
325	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Class A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 06/07/13	325

	Total Washington	2,325

	Total Weekly Demand Notes (Cost $61,183)	61,217

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
10	10 Year U.S. Treasury Note, Expiring 08/23/13 at $133.000, European Style (Cost $2)	2

	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
786	Expiring 08/20/13. If exercised the Fund pays semi-annually 3.550% and receives quarterly floating 3 month LIBOR terminating 08/22/43, European Style. Counterparty: Morgan Stanley Capital Services (r) (Cost $5)	11

	Total Options Purchased (Cost $7)	13

SHARES
Short-Term Investments — 0.3%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
205	0.878%, 06/13/13 (k) (m) (n)	205
140	0.095%, 08/15/13 (k) (m) (n)	140

	Total U.S. Treasury Obligations (Cost $345)	345

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 0.2%
530	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) † (Cost $530)	530

	Total Short-Term Investments (Cost $875)	875

	Total Investments — 100.7% (Cost $252,963)	254,797
	Liabilities in Excess of Other Assets — (0.7)%	(1,811)

	NET ASSETS — 100.0%	$252,986

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
$(1,255)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 06/25/43	$(1,323)
(2,491)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 07/25/43	(2,623)

	(Proceeds received of $3,963)	$(3,946)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	90 Day Eurodollar	09/15/14	$1,989	$(1)
	Short Futures Outstanding
(1)	90 Day Eurodollar	06/17/13	(249)	(1)
(4)	30 Day Federal Funds	07/31/13	(1,665)	(1)
(27)	90 Day Eurodollar	09/16/13	(6,729)	(3)
(69)	10 Year U.S. Treasury Note	09/19/13	(8,916)	14
(4)	30 Year U.S. Treasury Bond	09/19/13	(560)	10
(87)	2 Year U.S. Treasury Note	09/30/13	(19,152)	11
(144)	5 Year U.S. Treasury Note	09/30/13	(17,628)	26
(1)	90 Day Eurodollar	12/16/13	(249)	–	(h)
(2)	90 Day Eurodollar	03/17/14	(498)	–	(h)
(1)	90 Day Eurodollar	06/16/14	(249)	–	(h)
(1)	90 Day Eurodollar	12/15/14	(248)	–	(h)
(9)	90 Day Eurodollar	09/14/15	(2,227)	1
(7)	90 Day Eurodollar	12/14/15	(1,729)	8

				$64

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013 The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MCDX	—	Municipal Bond Credit Default Swap Index
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amounts rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of May 31, 2013.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	When-issued security.
†	Approximately $520,000 of this investment is restricted as collateral for swaps to various brokers.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,315
Aggregate gross unrealized depreciation	(481)

Net unrealized appreciation/depreciation	$1,834

Federal income tax cost of investments	$252,963

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(b). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Multi-State	$—	$290	$104	$394

Total	—	290	104	394

Corporate Bonds
Multi-State	—	321	—	321

Total	—	321	—	321

Daily Demand Notes
California	—	500	—	500
Delaware	—	2,160	—	2,160
Florida	—	800	—	800
Illinois	—	735	—	735
Indiana	—	425	—	425
Iowa	—	2,550	—	2,550
Kansas	—	550	—	550
Louisiana	—	1,168	—	1,168
Massachusetts	—	1,430	—	1,430
Minnesota	—	1,050	—	1,050
Mississippi	—	980	—	980
Missouri	—	900	—	900
New Hampshire	—	3,125	—	3,125
New York	—	5,520	—	5,520
North Carolina	—	975	—	975
Ohio	—	3,300	—	3,300
Oklahoma	—	2,400	—	2,400
Tennessee	—	540	—	540
Texas	—	1,560	—	1,560
Utah	—	1,260	—	1,260
Virginia	—	1,420	—	1,420
Washington	—	1,050	—	1,050
Wisconsin	—	340	—	340

Total	—	34,738	—	34,738

Mortgage Pass-Through Securities	—	1,869	—	1,869

Municipal Bonds
Alabama	—	767	—	767

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Alaska	$—	$953	$—	$953
Arizona	—	2,012	—	2,012
California	—	11,787	—	11,787
Colorado	—	1,978	—	1,978
Connecticut	—	2,320	—	2,320
Delaware	—	634	—	634
District of Columbia	—	2,336	—	2,336
Florida	—	9,106	—	9,106
Georgia	—	2,823	—	2,823
Illinois	—	4,325	—	4,325
Indiana	—	5,676	—	5,676
Iowa	—	1,482	—	1,482
Kansas	—	1,565	—	1,565
Kentucky	—	636	—	636
Louisiana	—	498	—	498
Maine	—	1,959	—	1,959
Maryland	—	2,057	—	2,057
Massachusetts	—	4,017	—	4,017
Michigan	—	6,626	—	6,626
Minnesota	—	4,670	—	4,670
Mississippi	—	187	—	187
Missouri	—	2,481	—	2,481
Montana	—	1,167	—	1,167
Nebraska	—	1,253	—	1,253
Nevada	—	345	—	345
New Hampshire	—	1,958	—	1,958
New Jersey	—	3,977	—	3,977
New Mexico	—	1,343	—	1,343
New York	—	13,532	—	13,532
North Carolina	—	6,751	—	6,751
North Dakota	—	2,065	—	2,065
Ohio	—	8,244	—	8,244
Oklahoma	—	5,208	—	5,208
Oregon	—	2,287	—	2,287
Pennsylvania	—	3,102	—	3,102
Puerto Rico	—	105	—	105
South Carolina	—	1,451	—	1,451
South Dakota	—	2,634	—	2,634
Tennessee	—	1,807	—	1,807
Texas	—	10,894	—	10,894
Utah	—	178	—	178
Vermont	—	2,654	—	2,654
Virginia	—	1,574	—	1,574
Washington	—	3,133	—	3,133
West Virginia	—	1,523	—	1,523
Wisconsin	—	546	—	546
Wyoming	—	1,365	—	1,365

Total	—	149,991	—	149,991

Quarterly Demand Notes
Arizona	—	1,000	—	1,000
California	—	1,000	—	1,000
New York	—	1,000	—	1,000

Total	—	3,000	—	3,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Semi-Annual Demand Notes
Mississippi	$—	$1,641	$—		$1,641

Total	—	1,641	—		1,641

U.S. Treasury Obligations	—	738	—		738
Weekly Demand Notes
Alaska	—	1,350	—		1,350
California	—	10,563	—		10,563
Georgia	—	8,415	—		8,415
Illinois	—	850	—		850
Maryland	—	2,725	—		2,725
Massachusetts	—	2,900	—		2,900
Michigan	—	850	—		850
Missouri	—	6,970	—		6,970
New Jersey	—	514	—		514
New York	—	3,811	—		3,811
North Carolina	—	3,930	—		3,930
Ohio	—	2,450	—		2,450
Other Territories	—	150	—		150
Pennsylvania	—	7,504	—		7,504
Tennessee	—	3,035	—		3,035
Texas	—	2,075	—		2,075
Virginia	—	800	—		800
Washington	—	2,325	—		2,325

Total	—	61,217	—		61,217

Options Purchased
Call Options Purchased	2	—	—		2
Payer Options Purchased on Interest Rate Swaps	—	11	—		11

Total Options Purchased	2	11	—		13

Short-Term Investments
Investment Company	530	—	—		530
U.S. Treasury Obligations	—	345	—		345

Total Investments in Securities	532	254,161	104	*	254,797
Liabilities
Mortgage Pass-Through Securities	—	(3,946)	—		(3,946)

Appreciation in Other Financial Instruments
Futures	$70	$—	$—		$70
Swaps	—	648	—		648

Total Appreciation in Other Financial Instruments	$70	$648	$—		$718

Depreciation in Other Financial Instruments
Futures	$(6)	$—	$—		$(6)
Swaps	—	(1,667)	—		(1,667)

Total Depreciation in Other Financial Instruments	$(6)	$(1,667)	$—		$(1,673)

There were no transfers between Levels 1 and 2 during the year ended May 31, 2013.

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $104,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		$100	$(15)	$10
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	06/20/18	1.096	EUR	320	1	(4)
Barclays Bank plc:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/18	1.421		550	10	(3)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	2.215		300	(28)	27
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	06/20/16	2.215		200	(19)	18
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		50	(1)	1
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	06/20/18	0.584		210	(5)	2
Telecom Italia SpA, 5.375%, 01/29/19	1.000% quarterly	06/20/16	1.828	EUR	200	6	(12)
Telecom Italia SpA, 5.375%, 01/29/19	1.000% quarterly	06/20/16	1.828	EUR	200	6	(13)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		1,330	(1)	4
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		1,050	(1)	4
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		310	(5)	3
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		50	(1)	1
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.281		50	(1)	1
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		100	(2)	1
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		100	(2)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		100	(2)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.522		50	(1)	— (h)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		50	(8)	4
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		50	(8)	4
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		1,070	(1)	4
Citibank, N.A.:
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/18	1.823		260	10	(15)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/18	0.857		2,660	(24)	40
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		150	(23)	12
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	1.599		50	(8)	5
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.338		100	(2)	1
Credit Suisse International:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/18	1.020		240	— (h)	2
Deutsche Bank AG, New York
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.170	EUR	100	— (h)	(2)
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	06/20/18	0.598		500	(11)	13
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	06/20/18	0.598		250	(5)	7
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/18	2.601		450	33	(41)
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.191		2,650	(8)	(61)
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.170	EUR	150	(1)	(3)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.338		100	(2)	1

						$(119)	$11

Credit Default Swaps – Buy Protection [2] Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		$270	$(16)	$10
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		160	(10)	5
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		2,080	(26)	12
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		1,020	(13)	11
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	275	7	(14)
Barclays Bank plc:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		1,590	(182)	195
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		1,050	(120)	126
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		265	(30)	32
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	800	21	(35)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	260	7	(9)
Citibank, N.A.:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		490	(56)	59
MCDX.NA.20.V1	1.000% quarterly	06/20/18	1.090		1,060	2	(10)
Deutsche Bank AG, New York:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	260	7	(11)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	250	7	(7)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.596		150	4	(24)
iTraxx Europe 9.1	1.750% quarterly	06/20/18	7.264	EUR	300	36	(51)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	0.796		450	(1)	(15)

						$(363)	$274

Credit Default Swaps – Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		$30	$— (h)	$1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497		220	10	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497		60	3	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		200	3	(2)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		170	2	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		50	1	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		50	1	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		10	— (h)	— (h)
Barclays Bank plc:
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		300	11	(12)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		200	7	(8)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/18	1.351		50	(1)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		775	28	56
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		110	4	10
Telecom Italia SpA, 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	200	(22)	32
Telecom Italia SpA, 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	200	(22)	30
BNP Paribas:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/18	1.465		1,070	(22)	19
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		310	(4)	8
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		100	(1)	5
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		100	(1)	4
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		100	(1)	3
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		50	(1)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		50	(1)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		50	(1)	1
Citibank, N.A.:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	0.772		100	1	2
Credit Suisse International:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/18	1.465		240	(5)	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	09/20/13	0.831		1,150	27	56
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	06/20/18	0.809		500	6	(6)
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	06/20/18	0.809		250	3	(3)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		100	6	1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		450	1	15
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	3.679		100	1	4
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	06/20/13	0.384		50	1	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	— (h)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	— (h)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.618		50	3	2
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		450	5	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755		400	— (h)	15
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497		500	24	23
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831		100	1	7
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831		50	1	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831		50	1	3
Union Bank of Switzerland AG:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	0.300		40	— (h)	(3)
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.831		110	4	15
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		50	2	5

						$83	$376

Credit Default Swaps - Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	3.278	$200	$(19)	$25
CDX.NA.IG.20.V1*	1.000% quarterly	06/20/18	0.785	1,330	17	(7)
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.816	150	(13)	49

					$(15)	$67

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	$300	$26
Morgan Stanley Capital Services	3.062% semi-annually	3 month LIBOR quarterly	05/15/43	355	13
Morgan Stanley Capital Services	2.931% semi-annually	3 month LIBOR quarterly	04/15/43	361	22

					$61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 86.8% (t)
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.120%, 06/03/13	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.140%, 06/10/13	15,000
9,585	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, 0.120%, 06/10/13	9,585

		37,585

	Alaska — 0.2%
42,055	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.100%, 06/10/13 (i)	42,055

	Arizona — 0.9%
42,300	Ak-Chin Indian Community, Series 2008, Rev., VRDO, 0.130%, 06/10/13	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.140%, 06/10/13	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, 0.140%, 06/10/13	7,160
	Phoenix Civic Improvement Corp.,
6,245	Series ROCS-RR-II R-11982X, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/10/13	6,245
15,760	Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.120%, 06/10/13	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, 0.140%, 06/10/13	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, 0.180%, 06/10/13	21,700
45,665	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/10/13	45,665

		156,430

	California — 12.1%
26,980	Abag Finance Authority for Nonprofit Corps., Series D, Rev., VRDO, LOC: Citibank N.A., 0.140%, 06/10/13	26,980
1,531	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Helaba, 0.150%, 06/10/13	1,531
1,250	California Educational Facilities Authority, Series 3144, Rev., VRDO, 0.160%, 06/03/13	1,250
31,950	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A.,, 0.120%, 06/10/13	31,950
52,055	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.110%, 06/10/13	52,055
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.110%, 06/10/13	6,100
1,520	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A.,, 0.150%, 06/10/13	1,520
500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.050%, 06/03/13	500
800	California Municipal Finance Authority, Chevron USA, Inc., Project, Series 2005, Rev., VRDO, 0.050%, 06/03/13	800
14,700	California Statewide Communities Development Authority, Gas Supply, Series 2010, Rev., VRDO, LIQ: PNC Bank, 0.110%, 06/10/13 (i)	14,700
5,800	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/10/13	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
65,900	Series B, Rev., VRDO, 0.100%, 06/10/13	65,900
39,100	Series B, Rev., VRDO, 0.110%, 06/10/13	39,100
70,450	Series M, Rev., VRDO, 0.110%, 06/10/13	70,450
12,745	California Statewide Communities Development Authority, Kelvin Court, Series B, Rev., VRDO, FNMA, 0.140%, 06/10/13	12,745

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, 0.110%, 06/10/13	3,650
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Rev., VRDO, FHLMC, 0.110%, 06/10/13	5,450
400	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series B, VRDO, 0.070%, 06/03/13	400
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, 0.140%, 06/10/13	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, 0.120%, 06/10/13	1,400
78,550	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.130%, 06/10/13	78,550
700	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, 0.110%, 06/10/13	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LOC: Bank of America N.A., 0.120%, 06/10/13	9,750
30,000	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, 0.150%, 06/10/13	30,000
	Deutsche Bank Spears/Lifers Trust Various States,
42,185	Series DB-287, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	42,185
37,885	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	37,885
16,600	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	16,600
14,090	Series DB-363, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	14,090
41,730	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	41,730
25,670	Series DB-382, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	25,670
11,585	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	11,585
14,115	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	14,115
42,540	Series DB-474, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	42,540
35,105	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	35,105
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 06/10/13 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, 0.240%, 06/10/13	13,195
32,230	Series DBE-625, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	32,230
33,105	Series DBE-664, Rev., VRDO, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	33,105
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, 0.220%, 06/10/13	8,225
85,410	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/10/13 (e)	85,410
32,720	Series DBE-1455, GO, VRDO, NATL-RE, 0.170%, 06/10/13	32,720
8,865	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	8,865
	Deutsche Bank Spears/Lifers Trust, Various States,
39,455	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	39,455
890	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	890
12,915	Series DB-324, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	12,915

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
12,830	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	12,830
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	19,825
21,810	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	21,810
12,549	Series DB-657, GO, VRDO, AGC, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	12,549
29,665	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, 0.120%, 06/10/13	29,665
11,625	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, 0.120%, 06/10/13	11,625
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, 0.120%, 06/10/13	6,840
2,590	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, 0.120%, 06/10/13 (p)	2,590
15,500	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.200%, 06/10/13	15,500
	Irvine Ranch Water District Nos. 105, 140, 240 & 250,
200	GO, VRDO, LOC: Bank of New York Mellon, 0.060%, 06/03/13	200
2,300	GO, VRDO, LOC: State Street Bank & Trust, 0.110%, 06/10/13	2,300
5,600	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, 0.130%, 06/03/13	5,600
40,000	Kern County California, Rev., TRAN, 2.500%, 06/28/13	40,068
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.150%, 06/10/13	10,800
13,525	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.120%, 06/10/13	13,525
115,000	Los Angeles County, Series C, Rev., TRAN, 2.000%, 06/28/13	115,151
12,875	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, 0.130%, 06/10/13	12,875
800	Los Angeles Department of Water & Power, Series ROCS RR II R-12322, Rev., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 06/03/13	800
20,000	Los Angeles Department of Water & Power, Power Systems, Subseries A-5, Rev., VRDO, 0.100%, 06/10/13	20,000
18,295	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.100%, 06/10/13	18,295
55,260	Puttable Floating Option Tax-Exempt Receipts, Series PT-4642, GO, VRDO, 0.110%, 06/10/13	55,260
30,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, 0.160%, 06/10/13	30,000
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/10/13	58,600
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.140%, 06/10/13	18,000
5,435	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/10/13 (i)	5,435
67,860	Southern California Public Power Authority, Transmission Project, Series A, Rev., VRDO, AGM, 0.140%, 06/10/13 (p)	67,860
300,085	State of California, Series A-2, Rev., RAN, 2.500%, 06/20/13	300,414
40,850	State of California, Kindergarten, GO, VRDO, 0.110%, 06/10/13	40,850
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.130%, 06/10/13	33,000
7,600	State of California, Various Purpose, Series A-4, GO, VRDO, LOC: Citibank N.A., 0.060%, 06/03/13	7,600
10,415	Wells Fargo Stage Trust, Series 56C, GO, VRDO, 0.130%, 06/10/13	10,415
18,475	Wells Fargo Stage Trust, Various States, Series 2008-7C, GO, VRDO, NATL-RE, 0.150%, 06/10/13	18,475

		2,093,303

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — 2.0%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Series 2001, Rev., VRDO, FHLMC, 0.110%, 06/10/13	15,010
15,515	City of Colorado Springs, Utilities System Improvement, Series A, Rev., VRDO, 0.120%, 06/10/13	15,515
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.180%, 06/10/13	1,000
29,200	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.120%, 06/10/13	29,200
17,300	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Series 2006, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/03/13	17,300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LIQ: FHLMC, 0.120%, 06/10/13	17,330
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.150%, 06/10/13	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.140%, 06/10/13	27,010
32,190	Series B-2, Class I, Rev., VRDO, AMT, 0.140%, 06/10/13	32,190
12,450	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.120%, 06/10/13 (i)	12,450
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.200%, 06/10/13	21,835
28,150	Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.400%, 06/10/13	28,150
38,400	Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 0.770%, 06/10/13	38,400
40,000	State of Colorado, Series A, Rev., TRAN, 2.000%, 06/27/13	40,051
	Wells Fargo Stage Trust,
25,240	Series 102C, COP, VRDO, 0.270%, 06/10/13	25,240
24,790	Series 110C, Rev., VRDO, 0.270%, 06/13/13	24,790

		347,226

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/10/13	39,200
	Connecticut Housing Finance Authority, Housing Mortagage Finance Program,
14,195	Series C-1, Rev., VRDO, 0.120%, 06/10/13	14,195
35,000	Series C-2, Rev., VRDO, 0.110%, 06/10/13	35,000
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.120%, 06/10/13	20,935

		109,330

	Delaware — 0.6%
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.120%, 06/10/13	8,525
34,570	Delaware State Health Facilities Authority, The Nemours Foundation Project, Rev., VRDO, 0.130%, 06/10/13	34,570
13,800	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.130%, 06/10/13	13,800
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, 0.120%, 06/10/13	28,155
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, 0.130%, 06/10/13	17,060

		102,110

	District of Columbia — 1.5%
14,600	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	14,600
60,000	District of Columbia, Series 2012, GO, TRAN, 2.000%, 09/30/13	60,353
17,170	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, 0.120%, 06/10/13	17,170
2,035	District of Columbia, American Psychology Association, Series 2003, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/10/13	2,035
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Series 2001, Rev., VRDO, LOC: Bank of New York Mellon, 0.180%, 06/10/13	7,500
30,625	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	30,625

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	District of Columbia — Continued
3,210	District of Columbia, National Children’s Center, Inc., Series 1993, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/10/13	3,210
6,708	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, 0.260%, 06/10/13	6,708
14,685	District of Columbia, Trinity College Issue, Series 2001, Rev., VRDO, LOC: Wells Fargo Bank N.A.,, 0.130%, 06/10/13	14,685
15,135	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, 0.120%, 06/10/13	15,135
	Metropolitan Washington Airports Authority,
19,540	Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.120%, 06/10/13	19,540
34,500	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.120%, 06/10/13	34,500
37,720	Wells Fargo Stage Trust, Series 106C, Rev., VRDO, 0.130%, 06/10/13	37,720

		263,781

	Florida — 3.9%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Series 1997, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/10/13	11,150
	Austin Trust Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	14,900
8,845	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo Bank N.A., 0.120%, 06/10/13	8,845
	Deutsche Bank Spears/Lifers Trust Various States,
25,000	Rev., VRDO, 0.170%, 06/10/13	25,000
6,000	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.160%, 06/10/13	6,000
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.150%, 06/10/13	38,145
16,775	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	16,775
32,115	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	32,115
28,490	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	28,490
23,255	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	23,255
26,005	Series DBE-1004, Rev., VAR, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	26,005
8,630	Series DBE-1009, Rev., VRDO, 0.170%, 06/10/13	8,630
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., VRDO, 0.120%, 06/10/13 (i)	8,145
20,595	Series 2007-0051, Rev., VRDO, 0.120%, 06/10/13	20,595
23,735	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, 0.120%, 06/10/13	23,735
10,470	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, 0.120%, 06/10/13	10,470
18,535	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, 0.120%, 06/10/13	18,535
8,510	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, 0.120%, 06/10/13	8,510
20,265	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.120%, 06/10/13	20,265
9,065	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, 0.130%, 06/10/13	9,065
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, 0.110%, 06/10/13	8,425
	Highlands County Health Facilities Authority, Hospital Adventist Health System,
25,000	Series I, Rev., VRDO, 0.110%, 06/10/13	25,000
16,500	Series I-4, Rev., VRDO, 0.100%, 06/10/13	16,500
27,600	JEA Electric System Revenue, Rev., VRDO, 0.110%, 06/10/13	27,600
23,260	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.120%, 06/10/13	23,260

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
7,245	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, 0.130%, 06/10/13	7,245
8,601	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, 0.130%, 06/10/13 (i)	8,601
3,320	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, 0.150%, 06/10/13	3,320
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo Bank N.A., 0.120%, 06/10/13	22,285
22,100	Orlando & Orange County Expressway Authority, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.120%, 06/10/13	22,100
6,380	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	6,380
15,200	Pinellas County Health Facility Authority, Baycare Health System, Series A1, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/03/13	15,200
74,925	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/10/13	74,925
20,375	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.120%, 06/10/13	20,375
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., VRDO, 0.130%, 06/10/13	8,000

		664,421

	Georgia — 1.7%
65,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.200%, 06/10/13	65,000
8,060	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Series 2002, Rev., VRDO, FNMA, 0.140%, 06/10/13	8,060
10,745	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Series 1999, Rev., VRDO, FNMA, LOC: Bank of America N.A., 0.140%, 06/10/13	10,745
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Series 2003, Rev., VRDO, FHLMC, 0.140%, 06/10/13	10,735
107,700	De Kalb Private Hospital Authority, Children’s Healthcare, Series 2008, Rev., VRDO, 0.170%, 06/10/13	107,700
	Eclipse Funding Trust, Solar Eclipse,
11,480	Series 2007-0072, Rev., VRDO, 0.120%, 06/10/13 (p)	11,480
15,130	Series 2007-0117, Rev., VRDO, 0.120%, 06/10/13	15,130
9,620	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, 0.120%, 06/10/13	9,620
3,730	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/10/13	3,730
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citigroup Global Markets Holdings, Inc., 0.120%, 06/10/13	5,940
400	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, 0.130%, 06/10/13 (i)	400
21,660	Municipal Electric Authority of Georgia, Series B, Rev., VRDO, 0.120%, 06/10/13	21,660
18,595	Puttable Floating Option Tax-Exempt Receipts, Rev., 0.110%, 06/10/13	18,595

		288,795

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,720	Series 2006-0096, Rev., VRDO, 0.120%, 06/10/13	13,720
9,215	Series 2006-0123, Rev., VRDO, 0.120%, 06/10/13	9,215

		22,935

	Idaho — 0.1%
14,400	City of Coeur d’Alene, Series 2007, Rev. VRDO, LOC: Bank of America N.A., 0.130%, 06/10/13 (i)	14,400
8,545	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.120%, 06/10/13	8,545

		22,945

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — 4.7%
8,460	Austin Trust Various States, Series 2008, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.140%, 06/10/13	8,460
63,500	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A.,, 0.150%, 06/10/13	63,500
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/10/13	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.070%, 06/03/13	10,380
	City of Chicago, Water, Senior Lien,
19,055	Subseries 04-1, Rev., VRDO, 0.130%, 06/10/13	19,055
9,525	Subseries 04-2, Rev., VRDO, 0.130%, 06/10/13	9,525
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank N.A., 0.130%, 06/10/13	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
10,235	GO, VRDO, FGIC, 0.140%, 06/10/13	10,235
25,820	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	25,820
28,555	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	28,555
11,435	Series DB-307, Rev., VRDO, NATL-RE, 0.180%, 06/10/13	11,435
21,500	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	21,500
18,525	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	18,525
23,305	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	23,305
10,825	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.160%, 06/10/13	10,825
17,475	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	17,475
58,320	Series DB-476, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	58,320
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	18,950
14,815	Series DB-494, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 06/10/13	14,815
50,815	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	50,815
27,961	Series DB-623, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	27,961
32,735	Series DB-1032, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 06/10/13	32,735
21,596	Series DBE-653, GO, VRDO, NATL-RE-IBC, FGIC, 0.130%, 06/10/13	21,596
10,185	Eclipse Funding Trust, Solar Eclipse, Chicago, Series 2006-0131, GO, VRDO, AGM, 0.120%, 06/10/13	10,185
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/10/13	3,000
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, 0.160%, 06/10/13	10,000
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/10/13	40,400
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.120%, 06/10/13	10,675
7,500	Series C-3, Rev., VRDO, AMT, 0.130%, 06/10/13	7,500
4,500	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.200%, 06/10/13	4,500
21,200	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, 0.140%, 06/10/13	21,200
1,440	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.230%, 06/10/13	1,440
	Puttable Floating Option Tax-Exempt Receipts,
11,125	Series MT-709, GO, VRDO, 0.090%, 06/10/13	11,125

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.280%, 06/10/13	17,705
11,140	RBC Municipal Products, Inc. Trust, Floater Certificates, Series O, Rev., VRDO, 0.170%, 06/10/13	11,140
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, 0.140%, 06/10/13	10,700
10,200	Village of Romeoville, Will County, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/03/13	10,200

		818,457

	Indiana — 1.4%
29,625	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	29,625
9,415	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, 0.120%, 06/10/13	9,415
13,470	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, 0.120%, 06/10/13	13,470
25,525	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, 0.120%, 06/10/13	25,525
17,180	Eclipse Funding Trust, Solar Eclipse, Indiana, Series 2006-0092, Rev., VRDO, 0.120%, 06/10/13	17,180
12,730	Indiana Finance Authority Environmental Refunding, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 06/03/13	12,730
28,535	Indiana Finance Authority, Community Health Network Project, Series A, Rev., VRDO, 0.120%, 06/10/13	28,535
69,335	Indiana Finance Authority, Parkview Health System, Series C, Rev., VRDO, 0.130%, 06/10/13	69,335
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A, 0.130%, 06/10/13	30,425
10,015	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo Bank N.A., 0.120%, 06/10/13	10,015

		246,255

	Iowa — 0.2%
18,240	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, 0.120%, 06/10/13	18,240
10,300	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.130%, 06/10/13	10,300

		28,540

	Kansas — 0.3%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, 0.130%, 06/03/13	14,000
15,795	Kansas State Department of Transportation Highway, Series B-3, Rev., VRDO, 0.110%, 06/10/13	15,795
18,885	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/03/13	18,885

		48,680

	Kentucky — 0.1%
7,810	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Series 2000, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 06/10/13	7,810

	Louisiana — 0.4%
18,560	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1012, Rev., VRDO, 0.170%, 06/10/13	18,560
2,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.050%, 06/03/13	2,000
17,805	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, 0.120%, 06/10/13 (i)	17,805
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.120%, 06/10/13	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.120%, 06/10/13	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/10/13	7,240

		75,365

	Maryland — 0.7%
18,160	Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, 0.100%, 06/10/13	18,160

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, 0.140%, 06/10/13	3,135
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, 0.130%, 06/10/13	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.130%, 06/10/13	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, 0.130%, 06/10/13	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, 0.130%, 06/10/13	15,200
10,599	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/10/13	10,599
2,000	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, 0.130%, 06/10/13	2,000
	Washington Suburban Sanitary District,
7,500	Series A, BAN, GO, VRDO, LOC: Bank of America N.A., 0.140%, 06/10/13 (p)	7,500
26,950	Series A-7, BAN, GO, VRDO, 0.130%, 06/10/13	26,950
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	21,000

		123,644

	Massachusetts — 0.7%
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., 0.120%, 06/10/13	13,785
30,670	Series 2007-0032, Rev., VRDO, 0.120%, 06/10/13	30,670
8,500	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/10/13 (i)	8,500
3,000	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.230%, 06/10/13	3,000
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
31,310	Series M-2, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 06/10/13	31,310
8,900	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/10/13	8,900
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.110%, 06/10/13	22,000

		118,165

	Michigan — 2.2%
	Deutsche Bank Spears/Lifers Trust Various States,
215	Series DB-302, Rev. VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	215
64,720	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	64,720
55,445	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, 0.120%, 06/10/13	55,445
41,310	Michigan State Housing Development Authority, Series A, Rev., VRDO, 0.140%, 06/10/13	41,310
12,700	Michigan State Housing Development Authority, Single Family Housing, Series D-1, Rev., VRDO, AMT, 0.140%, 06/10/13	12,700
	Michigan State Housing Development Authority, Single Family Mortgage,
6,315	Series C, Rev., VRDO, 0.130%, 06/10/13	6,315
68,500	Series E, Rev., VRDO, AMT, 0.130%, 06/10/13	68,500
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, 0.170%, 06/10/13	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, 0.170%, 06/10/13	31,295
55,895	Series L-32, Rev., VRDO, 0.170%, 06/10/13	55,895

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
800	University of Michigan, Series A, Rev., VRDO, 0.050%, 06/03/13	800

		385,940

	Minnesota — 1.5%
51,925	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VRDO, 0.130%, 06/10/13	51,925
15,000	Farmington Independent School District No. 192, Series 2012, GO, 1.500%, 09/02/13	15,046
41,200	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.130%, 06/10/13	41,200
11,600	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/10/13	11,600
	Minnesota Housing Finance Agency, Residential Housing,
11,800	Series B, Rev., VRDO, AMT, 0.130%, 06/10/13	11,800
4,900	Series C, Rev., VRDO, AMT, 0.130%, 06/10/13	4,900
20,000	Series C, Rev., VRDO, AMT, 0.130%, 06/10/13	20,000
15,395	Series J, Rev., VRDO, AMT, 0.130%, 06/10/13	15,395
40,000	Minnesota School District Capital Equipment Borrowing Program, Series A, Rev., 2.000%, 09/10/13	40,195
17,885	Minnesota State Housing Finance Agency, Residential Housing Finance, Rev., VRDO, AMT, 0.130%, 06/10/13	17,885
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, 0.120%, 06/10/13	24,990

		254,936

	Mississippi — 0.1%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
9,375	Series C, Rev., VRDO, 0.060%, 06/03/13	9,375
8,050	Series F, Rev., VRDO, 0.110%, 06/10/13	8,050

		17,425

	Missouri — 0.7%
11,785	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, 0.120%, 06/10/13	11,785
1,375	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 06/10/13	1,375
88,135	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, 0.130%, 06/10/13	88,135
9,900	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.060%, 06/03/13	9,900

		111,195

	Nebraska — 0.4%
23,115	Eclipse Funding Trust, Solar Eclipse, Rev., VRDO, 0.120%, 06/10/13	23,115
18,750	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, 0.120%, 06/10/13	18,750
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Rev., VRDO, BHAC, AGM-CR, FGIC, 0.140%, 06/10/13	17,995

		59,860

	Nevada — 1.1%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	32,600
30,380	Clark County School District, Series 174, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.140%, 06/10/13	30,380
22,820	Deutsche Bank Spears/Lifers Trust Various States, Series DB-663, GO, VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	22,820
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, 0.120%, 06/10/13	12,720
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, 0.120%, 06/10/13	19,970
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/10/13	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 06/10/13	10,900
3,045	Series M, Rev., VRDO, 0.160%, 06/10/13	3,045

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nevada — Continued
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.130%, 06/10/13	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.130%, 06/10/13	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	12,710

		192,475

	New Hampshire — 0.1%
11,100	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/10/13	11,100
12,350	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.170%, 06/10/13	12,350

		23,450

	New Jersey — 6.1%
	Deutsche Bank Spears/Lifers Trust Various States,
23,565	Rev., VRDO, 0.170%, 06/10/13	23,565
37,175	Series DB-297, Rev., VRDO, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	37,175
37,285	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	37,285
50,985	Series DB-447, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	50,985
40,565	Series DB-624, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	40,565
14,365	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/10/13	14,365
36,300	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, 0.140%, 06/10/13	36,300
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
17,200	Series R, Rev., VRDO, 0.120%, 06/10/13	17,200
96,375	Series V, Rev., VRDO, AMT, 0.110%, 06/10/13	96,375
575,000	State of New Jersey, Tax and Revenue, Series C, Rev., TRAN, 2.500%, 06/27/13	575,885
102,600	Township of Woodbridge, GO, 1.500%, 08/23/13	102,832
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	19,940

		1,052,472

	New Mexico — 0.1%
18,240	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, 0.120%, 06/10/13	18,240

	New York — 18.1%
20,520	Albany New York Bond, Series 2012, GO, 1.000%, 07/05/13	20,533
	Austin Trust Various States,
11,250	Rev., VRDO, AGM, 0.110%, 06/10/13	11,250
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.160%, 06/10/13	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.110%, 06/10/13	15,260
	City of New York,
27,100	Subseries A-6, GO, VRDO, 0.110%, 06/10/13	27,100
65,620	Subseries F-3, GO, VRDO, 0.110%, 06/03/13	65,620
21,700	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.120%, 06/10/13	21,700
	Deutsche Bank Spears/Lifers Trust Various States,
29,220	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/10/13 (e)	29,220
13,210	Series DBE-1018, Rev., VAR, LIQ: Deutsche Bank AG, 0.170%, 06/10/13	13,210
10,330	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, 0.120%, 06/10/13	10,330

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, 0.120%, 06/10/13	14,900
20,580	Series 2006-0159, Rev., VRDO, 0.120%, 06/10/13	20,580
32,479	Liverpool Central School District, Series A, GO, 1.000%, 06/14/13	32,487
	Metropolitan Transportation Authority,
33,500	Series G1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/10/13	33,500
138,500	Subseries D-1, Rev., VRDO, LOC: Helaba, 0.120%, 06/10/13	138,500
16,400	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2, Rev., VRDO, 0.090%, 06/10/13	16,400
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 0.130%, 06/10/13	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.130%, 06/10/13	19,050
	New York City,
12,430	Series A-3, GO, VRDO, 0.070%, 06/03/13	12,430
30,200	Series B2, Subseries B-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/10/13	30,200
94,540	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.100%, 06/10/13	94,540
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/10/13	11,500
112,600	Series G, Subseries G-3, GO, VRDO, 0.120%, 06/10/13	112,600
4,000	Series G, Subseries G-4, GO, VRDO, 0.080%, 06/03/13	4,000
1,000	Series G, Subseries G-5, GO, VRDO, 0.060%, 06/03/13	1,000
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13	6,950
5,200	Series Series G, GO, VRDO, 0.070%, 06/03/13	5,200
6,925	Subseries A-3, GO, VRDO, 0.060%, 06/03/13	6,925
17,850	Subseries A-3, GO, VRDO, 0.120%, 06/10/13	17,850
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/10/13	11,000
12,750	Subseries A-4, GO, VRDO, 0.100%, 06/10/13	12,750
8,750	Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 06/10/13	8,750
5,000	Subseries C-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.110%, 06/10/13	5,000
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York Mellon, 0.100%, 06/10/13	13,090
7,700	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.070%, 06/03/13	7,700
7,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.070%, 06/03/13	7,400
8,950	Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 06/03/13	8,950
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.080%, 06/03/13	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.080%, 06/03/13	1,325
8,350	Subseries L-3, GO, VRDO, 0.110%, 06/03/13	8,350
2,300	Subseries L-4, GO, VRDO, 0.070%, 06/03/13	2,300
2,620	New York City Housing Development Corp., Multi-Family Housing, Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/10/13	2,620
22,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/10/13	22,000
7,850	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Non AMT, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 06/10/13	7,850
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/10/13	7,255

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
5,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/10/13	5,900
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: HSBC Bank USA N.A., LIQ: FNMA, 0.120%, 06/10/13	13,600
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.090%, 06/10/13	4,300
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: Fleet National Bank, 0.120%, 06/10/13	4,760
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, 0.100%, 06/10/13	7,800
8,645	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/10/13	8,645
2,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/10/13	2,930
	New York City Municipal Water Finance Authority,
11,335	Series F, Subseries F-2, Rev., VRDO, 0.100%, 06/03/13	11,335
10,650	Subseries B-2, Rev., VRDO, 0.090%, 06/03/13	10,650
	New York City Municipal Water Finance Authority, Water & Sewer System,
1,550	Subseries A-2, Rev., VRDO, 0.060%, 06/03/13	1,550
49,500	Subseries B-1A, Rev., VRDO, 0.100%, 06/10/13	49,500
50,000	Subseries B-1B, Rev., VRDO, 0.100%, 06/10/13	50,000
9,690	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series BB-1, Rev., VRDO, 0.100%, 06/10/13	9,690
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries B-1, Rev., VRDO, 0.080%, 06/03/13	1,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
45,050	Series AA-2, Rev., VRDO, 0.110%, 06/10/13	45,050
75,250	Series BB-2, Rev., VRDO, 0.110%, 06/10/13	75,250
86,850	Series BB-3, Rev., VRDO, 0.100%, 06/10/13	86,850
6,250	Series DD-3A, Rev., VRDO, 0.080%, 06/03/13	6,250
2,600	Subseries AA-1, Rev., VRDO, 0.080%, 06/03/13	2,600
7,150	Subseries AA-1A, Rev., VRDO, 0.070%, 06/03/13	7,150
24,550	Subseries FF-1, Rev., VRDO, 0.110%, 06/03/13	24,550
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution,
10,800	Series BB-1, Rev., VRDO, 0.090%, 06/03/13	10,800
30,400	Series BB-2, Rev., VRDO, 0.100%, 06/03/13	30,400
	New York City Transitional Finance Authority,
51,900	LOC: JPMorgan Chase Bank, N.A., 0.110%, 06/10/13	51,900
12,760	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Helaba, 0.140%, 06/10/13	12,760
19,965	Subseries 2-F, Rev., VRDO, LOC: Bayerische Landesbank, 0.100%, 06/03/13	19,965
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.140%, 06/10/13	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Helaba, 0.130%, 06/10/13	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
11,900	Rev., VRDO, 0.080%, 06/03/13	11,900
47,400	Series B, Rev., VRDO, 0.100%, 06/03/13	47,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
37,700	Series C, VRDO, 0.120%, 06/10/13	37,700
4,500	Subseries A-5, Rev., VRDO, 0.080%, 06/03/13	4,500
9,800	Subseries A-6, Rev., VRDO, 0.090%, 06/03/13	9,800
8,265	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/03/13	8,265
	New York City Transitional Finance Authority, New York City Recovery,
3,160	Series 1, Subseries 1A, Rev., VRDO, 0.150%, 06/10/13	3,160
25,965	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/03/13	25,965
	New York City, Fiscal 2008,
62,040	Subseries J-6, GO, VRDO, 0.110%, 06/03/13	62,040
73,150	Subseries J-9, GO, VRDO, 0.100%, 06/10/13	73,150
	New York Liberty Development Corp.,
3,900	Series 3232, Rev., VRDO, LIQ: Helaba, 0.150%, 06/10/13	3,900
5,800	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/10/13	5,800
285,000	New York Liberty Development Corp., 3 World Trade Center, Series A, Rev., VRDO, 0.230%, 03/19/14	285,000
30,000	New York Liberty Development Corp., World Trade Center, Series A, Rev., VRDO, 0.230%, 03/19/14	30,000
3,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/10/13	3,160
13,600	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VRDO, 0.130%, 06/10/13	13,600
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/10/13	20,800
50,000	New York State Dormitory Authority, City University System Consolidated Fifth General Resolution, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/10/13	50,000
4,550	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.100%, 06/10/13	4,550
85,275	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.130%, 06/10/13	85,275
11,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/10/13	11,680
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.100%, 06/10/13	10,490
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, 0.110%, 06/10/13	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, 0.120%, 06/10/13	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street Housing, Series A, Rev., VRDO, 0.090%, 06/03/13	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/10/13	51,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, LOC: FNMA, 0.120%, 06/10/13	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/10/13	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, 0.120%, 06/10/13	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/10/13	9,600
93,600	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.130%, 06/10/13	93,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 06/10/13	7,400
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 06/10/13	18,250
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/10/13	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	7,050
16,915	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, 0.140%, 06/10/13 (i)	16,915
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, 0.130%, 06/10/13	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: Bayerische Landesbank, 0.130%, 06/10/13	11,300
59,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.130%, 06/10/13	59,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, FHLMC, 0.130%, 06/10/13	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 06/10/13	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 06/10/13	100
	New York State Housing Finance Agency, Worth Street,
3,400	Series A, Rev., VRDO, FNMA, 0.110%, 06/10/13	3,400
2,100	Series A, Rev., VRDO, FNMA, 0.130%, 06/10/13	2,100
13,475	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/10/13	13,475
	Puttable Floating Option Tax-Exempt Receipts,
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Bank of America N.A., 0.190%, 06/10/13	14,115
11,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	11,580
50,000	Rib Floater Trust Various States, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 06/10/13 (e) (i) (w)	50,000
37,000	Sachem Central School District, GO, 1.000%, 06/20/13	37,014
	Triborough Bridge & Tunnel Authority,
40,000	Series F, Rev., VRDO, 0.090%, 06/03/13	40,000
7,635	Subseries B-3, Rev., VRDO, 0.150%, 06/10/13	7,635
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,100	Series B, Subseries B-3, Rev., VRDO, 0.080%, 06/03/13	1,100
4,000	Subseries B-2C, Rev., VRDO, 0.080%, 06/03/13	4,000
25,417	Union Endicott Central School District, GO, 1.250%, 06/27/13	25,434
	Wells Fargo Stage Trust,
17,890	Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	17,890
19,405	Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	19,405
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	9,780

		3,124,343

	North Carolina — 3.2%
28,295	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.130%, 06/10/13	28,295

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
	City of Charlotte, Douglas International,
17,030	Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/10/13	17,030
30,570	Series 2011, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/10/13	30,570
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.130%, 06/10/13	6,820
1,300	City of Durham, Water & Sewer Utility Systems, Series 1995, Rev., VRDO, 0.120%, 06/10/13	1,300
17,000	City of Raleigh, Downtown Improvement Project, Series A, COP, VRDO, 0.130%, 06/10/13	17,000
29,550	City of Raleigh, DownTown Improvement Project, Series B-1, COP, VRDO, 0.130%, 06/10/13	29,550
16,620	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank N.A.,, 0.120%, 06/10/13	16,620
27,865	Mecklenburg County, Series D, GO, VRDO, 0.220%, 12/27/13 (i)	27,865
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/10/13	48,000
17,315	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/10/13	17,315
11,790	North Carolina Educational Facilities Finance Agency, Davidson College, Rev., VRDO, 0.130%, 06/10/13	11,790
43,350	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.130%, 06/10/13	43,350
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.120%, 06/10/13	25,000
	North Carolina State University at Raleigh,
66,605	Series A, Rev., VRDO, 0.110%, 06/10/13	66,605
34,685	Series B, Rev., VRDO, 0.130%, 06/10/13	34,685
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, 0.120%, 06/10/13	28,915
22,045	University of North Carolina at Chapel Hill, Series B, Rev., VRDO, 0.110%, 06/10/13	22,045
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, 0.120%, 06/10/13	19,800
	University of North Carolina at Chapel Hill, University Hospital,
10,000	Series A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 06/10/13	10,000
22,000	Series B, Rev., VRDO, 0.100%, 06/03/13	22,000
	Wake County, School,
18,100	Series A, GO, VRDO, 0.120%, 06/10/13	18,100
11,500	Series B, GO, VRDO, 0.120%, 06/10/13	11,500

		554,155

	Ohio — 0.3%
17,955	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1092, Rev., VRDO, 0.170%, 06/10/13	17,955
11,430	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., 0.120%, 06/10/13	11,430
8,655	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., 0.120%, 06/10/13	8,655
1,400	Franklin County, Holy Cross Health System, Rev., VRDO, 0.090%, 06/10/13	1,400
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.060%, 06/03/13	5,495
2,340	Ohio Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.130%, 06/10/13	2,340
5,100	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/03/13	5,100
500	Ohio State University, Rev., VRDO, 0.100%, 06/10/13	500

		52,875

	Oklahoma — 0.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.150%, 06/03/13	18,355
17,045	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/03/13	17,045
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/03/13	19,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Oklahoma — Continued
11,625	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/03/13	11,625
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, 0.130%, 06/10/13	10,490

		77,215

	Oregon — 0.3%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Series 2005, Rev., VRDO, AMT, FHLMC, LOC: Wells Fargo Bank N.A.,, 0.150%, 06/10/13	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/10/13	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.120%, 06/10/13	14,000
5,100	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.110%, 06/10/13	5,100
6,515	State of Oregon Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 06/10/13	6,515
5,315	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, 0.130%, 06/03/13	5,315

		54,180

	Other Territories — 3.1%
	Austin Trust Various States,
17,500	Series 2008-1090, Rev., VRDO, AGM, 0.110%, 06/10/13	17,500
7,500	Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.140%, 06/10/13	7,500
15,770	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, 0.120%, 06/10/13	15,770
	Deutsche Bank Spears/Lifers Trust Various States,
13,595	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 06/10/13	13,595
10,520	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	10,520
12,260	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	12,260
16,405	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 06/10/13	16,405
79,005	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/10/13	79,005
30,385	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.160%, 06/10/13	30,385
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	19,505
26,845	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, 0.170%, 06/10/13	26,845
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
91,922	Class A, Rev., VRDO, FHLMC, 0.170%, 06/10/13	91,922
24,089	Class A, Rev., VRDO, FHLMC, 0.170%, 06/10/13	24,089
18,403	Series M019, Class A, Rev., VRDO, FHLMC, 0.170%, 06/10/13	18,403
19,080	Series M023, Rev., VRDO, FHLMC, 0.140%, 06/10/13	19,080
18,740	Series M024, Rev., VRDO, 0.160%, 06/10/13	18,740
22,570	Series M025, Rev., VRDO, 0.180%, 06/10/13	22,570
12,150	Series M026, Rev., VRDO, 0.180%, 06/10/13	12,150
	Puttable Floating Option Tax-Exempt Receipts,
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.140%, 06/10/13	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	12,665
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.170%, 06/10/13	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 06/10/13	13,635
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.180%, 06/10/13	11,250

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
23,865	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, 0.390%, 06/10/13	23,865
6,255	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, 0.180%, 06/10/13	6,255

		537,849

	Pennsylvania — 2.1%
255	Allegheny County Industrial Development Authority, Longwood Oakmont, Inc., Rev., VRDO, 0.090%, 06/03/13	255
	Bucks County IDA, Grand View Hospital,
12,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/10/13	12,500
7,800	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.120%, 06/10/13	7,800
20,270	Butler County General Authority, Rev., VRDO, 0.130%, 06/10/13	20,270
22,500	Dallastown Area School District, GO, VRDO, 1.250%, 04/15/14	22,672
1,900	Delaware County IDA, United Parcel Service Project, Series 1985, Rev., VRDO, 0.080%, 06/03/13	1,900
	Delaware River Port Authority,
35,355	Series A, Rev., VRDO, 0.110%, 06/10/13	35,355
25,270	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/10/13	25,270
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, 0.140%, 06/10/13	17,155
	Deutsche Bank Spears/Lifers Trust Various States,
11,915	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.160%, 06/10/13	11,915
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/10/13	34,760
19,560	Series DBE-1111, Rev., VRDO, 0.170%, 06/10/13	19,560
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	4,810
2,405	Series A-T2, Rev., VRDO, 0.120%, 06/10/13	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, 0.120%, 06/10/13	17,080
12,665	Pennsylvania Turnpike Commission, Series ROCS-RR-II-R-12259, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 0.080%, 06/03/13	12,665
29,870	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.150%, 06/10/13	29,870
	RBC Municipal Products, Inc. Trust, Floater Certificates,
29,100	Series E-16, Rev., VRDO, 0.120%, 06/10/13 (e)	29,100
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, 0.120%, 06/10/13	19,900
20,000	Series E-36, Rev., VRDO, 0.120%, 06/10/13	20,000
595	Upper Saint Clair Township, GO, VRDO, AGM, 0.250%, 06/03/13 (i)	595
14,065	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/10/13	14,065

		359,902

	Rhode Island — 0.3%
14,155	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: Citizens Bank of Massachusetts, 0.110%, 06/10/13	14,155
1,940	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/10/13	1,940
6,650	Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.130%, 06/10/13	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.180%, 06/10/13	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.180%, 06/10/13	22,840

		52,585

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Carolina — 0.6%
22,590	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/03/13	22,590
10,725	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.140%, 06/10/13	10,725
30,540	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, 0.120%, 06/10/13	30,540
700	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 06/10/13	700
1,115	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/10/13	1,115
2,950	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.360%, 06/10/13	2,950
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, 0.120%, 06/10/13	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.130%, 06/10/13	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Class B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/10/13	9,600

		98,860

	South Dakota — 0.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
12,000	Series C, Rev., VRDO, AMT, 0.140%, 06/10/13	12,000
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 06/10/13	19,200
12,900	Series C-2, Rev., VRDO, 0.160%, 06/10/13	12,900
22,750	Series G, Rev., VRDO, 0.160%, 06/10/13	22,750

		66,850

	Tennessee — 0.7%
18,200	Knox County, The Health, Educational and Housing Facility Board, Covenant Health, Series B, Rev., VRDO, 0.120%, 06/10/13	18,200
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, 0.120%, 06/10/13	14,675
4,225	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Banc of America Community Development Corp., 0.130%, 06/10/13	4,225
84,025	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.100%, 06/10/13	84,025

		121,125

	Texas — 7.8%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.140%, 06/10/13	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.140%, 06/10/13	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Series 1996, Rev., VRDO, FNMA, 0.150%, 06/10/13	9,100
59,070	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, 0.100%, 06/10/13	59,070
95,000	City of Houston, Tax and Revenue, Series 2012, GO, TRAN, 2.000%, 06/28/13	95,127
16,645	City of Houston, Water and Sewer System, Series 37TPZ, Rev, VRDO, AGM, 0.130%, 06/10/13	16,645
24,225	County of Harris, Class A, Rev., VRDO, 0.160%, 06/10/13	24,225
49,145	Crawford Education Facilities Corp., Houston Baptist University, Series 2007, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/10/13	49,145
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.130%, 06/10/13	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,865	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/10/13 (e)	24,865

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
30,800	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	30,800
22,355	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	22,355
40,915	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.130%, 06/10/13	40,915
95,200	Series DB-620, Rev., VRDO, AGC, 0.170%, 06/10/13	95,200
27,775	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/10/13 (e) (p)	27,775
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, 0.120%, 06/10/13	10,540
15,645	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, 0.120%, 06/10/13	15,645
9,935	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, 0.120%, 06/10/13	9,935
9,000	Fort Bend County Trust Receipts, GO, VRDO, NATL-RE, 0.160%, 06/10/13	9,000
3,200	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project, Series B, Rev., VRDO, 0.070%, 06/03/13	3,200
30,000	Harris County Industrial Development Corp., HOFTOC LLC Project, Rev., VRDO, 0.110%, 06/05/13	30,000
30,000	Harris County, EAGLE, Series 2007-0078, Rev., VRDO, BHAC-CR, NATL-RE, 0.130%, 06/10/13	30,000
	Houston Higher Education Finance Corp.,
37,730	Series 2042, Rev., VRDO, 0.120%, 06/10/13	37,730
450	Series A, Rev., VRDO, 0.070%, 06/03/13	450
6,050	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Rev., VRDO, 0.050%, 06/03/13	6,050
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.210%, 06/10/13	600
11,745	Puttable Floating Option Tax-Exempt Receipts, Series MT-715, Rev., VRDO, 0.090%, 06/10/13	11,745
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, 0.140%, 06/10/13	8,500
540,400	State of Texas, Rev., TRAN, 2.500%, 08/30/13	543,427
37,930	State of Texas, Veterans, Series C, GO, VRDO, 0.110%, 06/10/13	37,930
44,300	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A, Rev., VRDO, 0.100%, 06/10/13	44,300
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, 0.130%, 06/10/13	8,700
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, 0.170%, 06/10/13	10,625
9,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, 0.140%, 06/10/13	9,250
940	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, 0.150%, 06/10/13	940

		1,343,729

	Utah — 0.9%
72,100	Central Utah Water Conservancy District, Series A, Rev. VRDO, LIQ: Helaba, 0.170%, 06/10/13	72,100
25,000	Emery County, Pacific Corp., Series 1994, Rev., VRDO, LOC: Wells Fargo Bank N.A.,, 0.140%, 06/10/13	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/10/13	10,080
4,835	Utah Housing Corp., Single Family Mortgage, Series E-1, Class I, Rev., VRDO, 0.140%, 06/10/13	4,835
	Utah Housing Finance Agency, Single Family Mortgage,
2,155	Series C-1, Class I, Rev., VRDO, 0.140%, 06/10/13	2,155
7,245	Series D-1, Rev., VRDO, AMT, 0.140%, 06/10/13	7,245
7,340	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Hypo-Und Vereinsbank AG, 0.140%, 06/10/13	7,340
6,230	Series F-2, Class I, Rev., VRDO, 0.140%, 06/10/13	6,230

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utah — Continued
13,500	Utah Transit Authority, Sales Tax Revenue, Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.120%, 06/10/13	13,500

		148,485

	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.130%, 06/10/13	15,475
8,145	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/10/13 (p)	8,145

		23,620

	Virginia — 0.7%
2,055	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/10/13	2,055
23,345	Fairfax County EDA, The Lorton Arts Foundation Project, Series 2006, Rev., VRDO, LOC: Wachovia Bank N.A., 0.130%, 06/10/13	23,345
36,900	Loudoun County IDA, Howard Hughes Medical, Series C, Rev., VRDO, 0.100%, 06/10/13	36,900
8,440	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13	8,440
12,675	Smyth County IDA, Series D, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.120%, 06/10/13	12,675
3,050	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.080%, 06/03/13	3,050
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.080%, 06/03/13	34,865

		121,330

	Washington — 1.7%
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.120%, 06/10/13	17,000
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, 0.120%, 06/10/13 (p)	10,580
27,800	King County Sewer, Series B, Rev., VRDO, 0.120%, 06/10/13	27,800
10,500	King County, Multi-Modal Limited Tax, Class B, Rev., VRDO, 0.120%, 06/10/13	10,500
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/10/13	144,825
8,880	Puttable Floating Option Tax-Exempt Receipts, Rev., 0.100%, 06/10/13	8,880
550	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank Of Washington, 0.130%, 06/10/13 (i)	550
21,290	State of Washington, MERLOTS, Series B-22, GO, VRDO, AGM, LIQ: Wachovia Bank N.A., 0.160%, 06/10/13	21,290
4,345	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 06/10/13 (i)	4,345
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, 0.120%, 06/10/13	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/10/13	2,545
270	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/03/13	270
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, 0.140%, 06/10/13	13,600
10,300	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.130%, 06/10/13	10,300
4,590	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/10/13	4,590
20,345	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, 0.130%, 06/10/13	20,345

		300,355

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — 1.0%
22,915	Wells Fargo Stage Trust, Series 111C, GO, 0.270%, 06/13/13	22,915
38,155	Wisconsin Health & Educational Facilities Authority, Series 2113, Rev., VRDO, 0.200%, 06/10/13	38,155
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,200	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/10/13	14,200
1,910	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/03/13	1,910
23,500	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/03/13	23,500
	Wisconsin Housing & EDA,
4,845	Series A, Rev., VRDO, 0.190%, 06/10/13	4,845
40,190	Series D, Rev., VRDO, LOC: DEPFA Bank plc, 0.190%, 06/10/13	40,190
27,980	Series E, Rev., VRDO, AMT, LOC: Fortis Bank S.A./N.V., 0.400%, 06/10/13	27,980

		173,695

	Wyoming — 0.3%
1,600	Lincoln County, PCR, Exxon Project, Series B, Rev., VRDO, 0.060%, 06/03/13	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: JPMorgan Chase Bank, N.A., 0.080%, 06/03/13	12,600
31,200	Sweetwater County Pollution Control, Pacificorp Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.110%, 06/10/13	31,200

		45,400

	Total Municipal Bonds (Cost $14,990,378 )	14,990,378

Municipal Commercial Paper — 7.2% (n)
	California — 1.7%
	California Statewide Communities Development Authority,
15,865	Series 08-C, 0.230%, 12/02/13	15,865
35,000	Series 08-C, 0.230%, 01/08/14	35,000
45,000	Series 9B-1, 0.250%, 07/01/13	45,000
19,000	Series 9B-3, 0.250%, 07/01/13	19,000
27,000	Series B-5, 0.230%, 12/02/13	27,000
30,000	Los Angeles County Capital Asset Leasing Corp., Series C, 0.180%, 07/17/13	30,000
64,550	San Francisco Airport, Commission, Series A-1, 0.160%, 07/15/13	64,550
50,000	State of California, Series 11A1, 0.160%, 07/09/13 (m)	50,000

		286,415

	Florida — 0.2%
40,000	Gainesville Utility Systems, Series C, 0.230%, 07/31/13	40,000

	Maryland — 0.3%
47,555	Maryland Health & Higher Educational Facilities Authority, Series B, 0.160%, 06/17/13	47,555

	Minnesota — 0.3%
53,600	City of Rochester, Series 00-A, 0.150%, 06/03/13	53,600

	Multi-State — 1.3%
	Harris County,
99,000	0.170%, 09/03/13	99,000
42,500	Series C, 0.170%, 06/06/13	42,500
	University of Minnesota,
20,000	Series 05-A, 0.150%, 06/03/13	20,000
17,260	Series 05-A, 0.160%, 07/05/13	17,260
	University of Texas System,
25,000	Series A, 0.150%, 06/04/13	25,000
20,000	Series A, 0.160%, 06/05/13	20,000

		223,760

	Nebraska — 0.2%
38,500	Lincoln Nebraska Electric, Series 95, 0.180%, 06/03/13	38,500

	Nevada — 0.8%
	Las Vegas Valley Water District,
50,000	Series 04-B, 0.160%, 06/05/13	50,000
84,000	Series 04-B, 0.160%, 07/09/13	84,000

		134,000

	New York — 0.9%
60,000	Metropolitan Transportation Authority, Series C, 0.160%, 06/27/13	60,000
	New York City Municipal Water Finance Authority,
50,000	Series 7, 0.180%, 06/26/13	50,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Commercial Paper — Continued
	New York — Continued
40,000	Series 8, 0.180%, 06/27/13	40,000

		150,000

	Texas — 0.4%
	Texas Public Finance Authority,
45,750	0.170%, 06/06/13	45,750
28,500	0.180%, 06/06/13	28,500

		74,250

	Wisconsin — 1.1%
25,000	City of Milwaukee, Series 12-C, 0.180%, 07/01/13	25,000
	State of Wisconsin,
54,840	Series 08, 0.160%, 07/15/13	54,840
7,000	Series 08, 0.170%, 06/03/13	7,000
25,000	Series 08, 0.170%, 07/03/13	25,000
55,000	Series 08, 0.180%, 06/03/13	55,000
25,000	Series 08, 0.180%, 06/03/13	25,000

		191,840

	Total Municipal Commercial Paper (Cost $1,239,920 )	1,239,920

SHARES
Variable Rate Demand Preferred Shares — 5.6%
34,200	BlackRock Muni Income Investment Trust, 0.220%, 06/10/13 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, 0.330%, 06/10/13 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., 0.330%, 06/10/13 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., 0.220%, 06/10/13 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, 0.220%, 06/10/13 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, 0.220%, 06/10/13 # (e)	27,600
14,100	Nuveen California AMT-Free Muni Income Fund, 0.300%, 06/10/13 # (e)	14,100
59,200	Nuveen California Dividend Advantage Municipal Fund, 0.300%, 06/10/13 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., 0.200%, 06/10/13 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., 0.200%, 06/10/13 # (e)	20,000
36,000	Nuveen California Select Quality Municipal Fund, Inc., 0.200%, 06/10/13 # (e)	36,000
143,800	Nuveen Insured Municipal Opportunity Fund, Inc., 0.220%, 06/10/13 # (e)	143,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., 0.220%, 06/10/13 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., 0.260%, 06/10/13 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, 0.200%, 06/10/13 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., 0.200%, 06/10/13 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., 0.200%, 06/10/13 # (e)	47,400
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, 0.250%, 06/10/13 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., 0.220%, 06/10/13 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., 0.220%, 06/10/13 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., 0.220%, 06/10/13 # (e)	40,000

	Total Variable Rate Demand Preferred Shares (Cost $968,000 )	968,000

	Total Investments — 99.6% (Cost $17,198,298 ) *	17,198,298
	Other Assets in Excess of Liabilities — 0.4%	63,706

	NET ASSETS — 100.0%	$17,262,004

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.

†	Filed for bankruptcy on November 8, 2010.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	When-issued security.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,198,298	$—	$17,198,298

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.6%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.438%, 01/25/35 (m)	418
133	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.243%, 12/25/36 (m)	67
1,141	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	1,141
1,027	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	907
10	Series 2004-1, Class 3A, VAR, 0.753%, 04/25/34 (m)	9
730	Series 2004-1, Class M1, VAR, 0.943%, 03/25/34 (m)	688
204	Series 2004-1, Class M2, VAR, 1.018%, 03/25/34 (m)	197
386	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	387
71	CWABS Revolving Home Equity Loan Trust, Series 2004-I, Class A, VAR, 0.489%, 02/15/34 (m)	59
85	Series 2004-K, Class 2A, VAR, 0.499%, 02/15/34 (m)	72
1,120	Long Beach Mortgage Loan Trust, Series 2004-1, Class M1, VAR, 0.943%, 02/25/34	1,054
365	Series 2004-1, Class M2, VAR, 1.018%, 02/25/34	358
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.643%, 03/25/35	717
500	Series 2005-3, Class M1, VAR, 0.673%, 07/25/35	492
135	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.033%, 02/25/33	126
800	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005- WHQ3, Class M2, VAR, 0.643%, 06/25/35	764
158	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	159
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.603%, 11/25/35	1,516
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.493%, 02/25/36	1,609

	Total Asset-Backed Securities (Cost $9,313)	10,740

Collateralized Mortgage Obligations — 7.9%
	Agency CMO — 3.1%
165	Federal Home Loan Mortgage Corp. REMIC, Series 2779, Class SM, IF, IO, 6.951%, 10/15/18	7
122	Series 2980, Class QB, 6.500%, 05/15/35	140
75	Series 3218, Class AS, IF, IO, 6.381%, 09/15/36	15
2,188	Series 3370, Class SH, IF, IO, 6.251%, 10/15/37	353
206	Series 3387, Class SB, IF, IO, 6.221%, 11/15/37	29
90	Series 3762, Class JS, IF, IO, 6.501%, 04/15/35	5
444	Series 3907, Class ST, IF, IO, 6.301%, 08/15/41	98
494	Series 3919, Class SA, IF, IO, 6.301%, 09/15/41	108
167	Series 3960, Class SJ, IF, IO, 6.451%, 08/15/40	40
71	Series 3976, Class AI, IO, 3.500%, 08/15/29	7
156	Series 3984, Class NS, IF, IO, 6.401%, 01/15/40	26
393	Series 3989, Class SJ, IF, IO, 5.751%, 01/15/42	84
597	Series 3997, Class HS, IF, IO, 6.351%, 03/15/38	122
788	Series 4019, Class SC, IF, IO, 6.251%, 03/15/42	195
667	Series 4027, Class SL, IF, IO, 5.721%, 04/15/42	165
560	Series 4027, Class SW, IF, IO, 5.721%, 04/15/42	117
2,702	Series 4057, Class SA, IF, IO, 5.851%, 04/15/39	543
1,505	Series 4059, Class SP, IF, IO, 6.351%, 06/15/42	410
669	Series 4061, Class SA, IF, IO, 6.351%, 06/15/42	137
95	Series 4077, Class SM, IF, IO, 6.501%, 08/15/40	19
246	Series 4080, Class SA, IF, IO, 5.801%, 07/15/42	57
391	Series 4084, Class GS, IF, IO, 5.851%, 04/15/39	81
467	Series 4086, Class TS, IF, IO, 5.901%, 04/15/37	74
233	Series 4097, Class SL, IF, IO, 5.951%, 06/15/41	43

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
320	Series 4104, Class SC, IF, IO, 5.851%, 09/15/42	73
1,115	Series 4119, Class SC, IF, IO, 5.951%, 10/15/42	243
1,208	Series 4152, Class SG, IF, IO, 6.301%, 02/15/42	302
	Federal National Mortgage Association REMIC,
940	Series 2004-17, Class DS, IF, IO, 6.957%, 11/25/32	41
571	Series 2006-3, Class SB, IF, IO, 6.507%, 07/25/35	79
191	Series 2006-125, Class SA, IF, IO, 6.527%, 01/25/37	27
110	Series 2007-37, Class SA, IF, IO, 5.927%, 05/25/37	21
219	Series 2007-91, Class AS, IF, IO, 6.207%, 10/25/37	43
4,693	Series 2007-109, Class GI, IF, IO, 5.877%, 12/25/37	935
711	Series 2008-17, Class KS, IF, IO, 6.157%, 11/25/37	114
280	Series 2008-71, Class SB, IF, IO, 6.291%, 10/25/29	8
266	Series 2010-99, Class SD, IF, IO, 5.907%, 03/25/39	28
402	Series 2011-101, Class SC, IF, IO, 6.307%, 10/25/40	101
228	Series 2011-124, Class DS, IF, IO, 6.357%, 08/25/40	48
526	Series 2011-145, Class PS, IF, IO, 6.417%, 04/25/30	82
158	Series 2012-14, Class LS, IF, IO, 6.307%, 03/25/42	40
347	Series 2012-17, Class JS, IF, IO, 6.457%, 11/25/30	68
142	Series 2012-24, Class S, IF, IO, 5.307%, 05/25/30	16
679	Series 2012-30, Class MS, IF, IO, 6.257%, 04/25/42	160
586	Series 2012-36, Class SB, IF, IO, 6.257%, 04/25/42	149
602	Series 2012-36, Class SN, IF, IO, 6.257%, 04/25/42	161
511	Series 2012-47, Class SD, IF, IO, 6.257%, 05/25/42	139
826	Series 2012-58, Class SM, IF, IO, 6.307%, 06/25/42	189
993	Series 2012-73, Class LS, IF, IO, 5.857%, 06/25/39	210
868	Series 2012-74, Class AS, IF, IO, 5.857%, 03/25/39	193
512	Series 2012-83, Class LS, IF, IO, 5.207%, 08/25/42	97
1,127	Series 2012-115, Class DS, IF, IO, 5.907%, 10/25/42	265
611	Series 2012-137, Class SN, IF, IO, 5.907%, 12/25/42	144
116	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	26
384	Series 2012-147, Class SA, IF, IO, 5.907%, 01/25/43	96
551	Series 2013-2, Class S, IF, IO, 5.957%, 02/25/43	127
	Federal National Mortgage Association STRIPS,
148	Series 366, Class 18, IO, 4.000%, 11/01/20	12
663	Series 390, Class C7, IO, 4.000%, 07/25/23	46
1,004	Series 390, Class C8, IO, 4.500%, 07/25/23	74
39	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	43
125	Government National Mortgage Association, Series 2012-93, Class MS, IF, IO, 6.452%, 07/20/42	22

		7,297

	Non-Agency CMO — 4.8%
1,955	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	1,983
677	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	684
11	Banc of America Funding Trust, Series 2006-3, Class 4A19, 5.750%, 03/25/36 (m)	11
	Banc of America Mortgage Trust,
151	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	151
401	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35 (m)	382
568	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	533

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
881	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36 (m)	833
78	CHL Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	78
	Credit Suisse First Boston Mortgage Securities Corp.,
112	Series 2003-29, Class 7A1, 6.500%, 12/25/33	116
362	Series 2004-5, Class 4A1, 6.000%, 09/25/34	372
113	First Horizon Mortgage Pass-Through Trust, Series 2005-6, Class 1A1, 5.500%, 11/25/35	113
463	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	468
742	JP Morgan Mortgage Trust, Series 2005- S2, Class 4A3, 5.500%, 09/25/20	787
310	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	289
108	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	106
1,730	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,468
251	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.499%, 12/10/35 (e)	213
506	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	476
457	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	433
197	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	191
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	263
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	189
	Wells Fargo Mortgage-Backed Securities Trust,
180	Series 2005-16, Class A8, 5.750%, 01/25/36	193
905	Series 2007-8, Class 2A8, 6.000%, 07/25/37	907

		11,239

	Total Collateralized Mortgage Obligations (Cost $16,680)	18,536

Collateralized Mortgage - Backed Securities — 5.6%
	Bear Stearns Commercial Mortgage Securities Trust,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,755
2,258	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,397
1,390	Series 2005-T20, Class A4A, VAR, 5.145%, 10/12/42 (m)	1,509
2,980	Commercial Mortgage Trust, Series 2005- GG3, Class A4, VAR, 4.799%, 08/10/42	3,127
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,310
191	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.319%, 09/15/21 (e)	191
1,440	Merrill Lynch Mortgage Trust, Series 2006- C1, Class A4, VAR, 5.683%, 05/12/39	1,604
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	212

	Total Commercial Mortgage-Backed Securities (Cost $11,672)	13,105

Corporate Bonds — 41.3%
	Consumer Discretionary — 5.8%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	292

	Automobiles — 0.2%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	565

	Distributors — 0.2%
350	HD Supply, Inc., 8.125%, 04/15/19	389

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	349

	Hotels, Restaurants & Leisure — 1.0%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (m)	357
335	11.250%, 06/01/17	350
405	Darden Restaurants, Inc., 6.800%, 10/15/37	469
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	268

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
	MGM Resorts International,
135	6.750%, 10/01/20 (e)	147
115	7.625%, 01/15/17	131
350	Sabre, Inc., 8.500%, 05/15/19 (e)	386

		2,108

	Household Durables — 0.2%
413	Jarden Corp., 7.500%, 05/01/17	470

	Leisure Equipment & Products — 0.3%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16	286
500	Mattel, Inc., 3.150%, 03/15/23	491

		777

	Media — 2.7%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	578
500	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	530
275	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e) (m)	290
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,151
	DISH DBS Corp.,
60	6.750%, 06/01/21	63
60	7.875%, 09/01/19	67
350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22 (e)	364
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,188
	News America, Inc.,
525	6.400%, 12/15/35	620
220	6.900%, 08/15/39	274
233	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	237
770	Time Warner Cable, Inc., 7.500%, 04/01/14 (m)	813

		6,175

	Specialty Retail — 0.8%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	281
300	J. Crew Group, Inc., 8.125%, 03/01/19	320
250	Michael’s Stores, Inc., 7.750%, 11/01/18	271
300	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	337
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	529

		1,738

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
415	6.375%, 12/15/20	458
30	8.000%, 12/15/16	32

		490

	Total Consumer Discretionary	13,353

	Consumer Staples — 4.8%
	Beverages — 0.4%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	891
100	Constellation Brands, Inc., 7.250%, 09/01/16	115

		1,006

	Food & Staples Retailing — 2.0%
1,441	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,649
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	763
55	Rite Aid Corp., 7.500%, 03/01/17	57
900	Safeway, Inc., 7.250%, 02/01/31	1,033
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	843

		4,345

	Food Products — 1.4%
243	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	267
350	Del Monte Corp., 7.625%, 02/15/19	363
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	538
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	496
	Mondelez International, Inc.,
950	5.375%, 02/10/20	1,101
485	6.125%, 02/01/18	571

		3,336

	Household Products — 0.5%
400	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	417
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	788

		1,205

	Tobacco — 0.5%
272	Altria Group, Inc., 9.700%, 11/10/18 (m)	371
725	Philip Morris International, Inc., 5.650%, 05/16/18	861

		1,232

	Total Consumer Staples	11,124

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	103
300	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23 (m)	286
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (m)	326
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,139
475	ConocoPhillips, 6.500%, 02/01/39	622
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	397
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	530
250	Peabody Energy Corp., 6.250%, 11/15/21	261
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	963
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	669
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	862
390	Williams Partners LP, 6.300%, 04/15/40	443

	Total Energy	6,601

	Financials — 10.8%
	Capital Markets — 2.7%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	84
890	5.950%, 01/18/18	1,027
1,530	6.150%, 04/01/18	1,780
	Lehman Brothers Holdings, Inc.,
850	Escrow, 0.000%, 12/30/16 (d)	210
1,350	0.000%, 12/30/16 (d)	334
3,795	5.857%, 12/31/49 (d) (i)	–	(h)
	Morgan Stanley,
885	3.450%, 11/02/15	924
395	5.500%, 01/26/20	445
560	6.625%, 04/01/18	659
550	UBS AG, (Switzerland), 5.750%, 04/25/18	648

		6,111

	Commercial Banks — 1.9%
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20	831
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,061
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	734
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	832

		4,458

	Consumer Finance — 1.5%
295	Ally Financial, Inc., 6.250%, 12/01/17 (m)	325
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	931
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	220
220	6.625%, 08/15/17	256
1,469	HSBC Finance Corp., 6.676%, 01/15/21	1,741

		3,473

	Diversified Financial Services — 2.6%
	Bank of America Corp.,
500	3.300%, 01/11/23 (m)	484
740	5.650%, 05/01/18 (m)	847
690	6.500%, 08/01/16 (m)	789
	Citigroup, Inc.,
935	5.375%, 08/09/20 (m)	1,077
400	5.500%, 10/15/14 (m)	424
12	6.000%, 08/15/17 (m)	14
43	8.500%, 05/22/19 (m)	56
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,307
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,109

		6,107

	Insurance — 1.3%
875	MetLife, Inc., 6.750%, 06/01/16	1,019
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e) (m)	1,569
305	Prudential Financial, Inc., 6.200%, 11/15/40	371

		2,959

	Real Estate Investment Trusts (REITs) — 0.4%
215	Geo Group, Inc. (The), 7.750%, 10/15/17	227
625	Health Care REIT, Inc., 4.700%, 09/15/17	694

		921

	Thrifts & Mortgage Finance — 0.4%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	918

	Total Financials	24,947

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care — 2.9%
	Health Care Equipment & Supplies — 0.8%
250	Biomet, Inc., 6.500%, 08/01/20 (e) (m)	263
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	52
150	8.750%, 03/15/18	166
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	379
1,000	Medtronic, Inc., 2.750%, 04/01/23	976

		1,836

	Health Care Providers & Services — 0.9%
750	HCA, Inc., 8.000%, 10/01/18	883
85	Health Management Associates, Inc., 6.125%, 04/15/16	93
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	525
50	8.000%, 08/01/20	55
295	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	11
370	WellPoint, Inc., 5.800%, 08/15/40	424

		1,991

	Pharmaceuticals — 1.2%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	736
400	Merck & Co., Inc., 4.150%, 05/18/43	390
400	Mylan, Inc., 7.875%, 07/15/20 (e)	465
600	Pfizer, Inc., 3.000%, 06/15/23	598
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	678

		2,867

	Total Health Care	6,694

	Industrials — 2.3%
	Aerospace & Defense — 0.4%
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	986

	Electrical Equipment — 0.0% (g)
100	General Cable Corp., 5.750%, 10/01/22 (e)	103

	Industrial Conglomerates — 0.5%
960	General Electric Co., 5.250%, 12/06/17	1,109

	Machinery — 0.4%
400	Oshkosh Corp., 8.500%, 03/01/20	445
400	Terex Corp., 6.000%, 05/15/21	423

		868

	Road & Rail — 0.6%
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	1,026
300	Hertz Corp. (The), 5.875%, 10/15/20	317
125	United Rentals North America, Inc., 9.250%, 12/15/19	141

		1,484

	Trading Companies & Distributors — 0.4%
750	International Lease Finance Corp., 8.625%, 09/15/15	845

	Total Industrials	5,395

	Information Technology — 1.7%
	Communications Equipment — 0.5%
200	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	161
320	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	297
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	765

		1,223

	Computers & Peripherals — 0.1%
350	Apple, Inc., 3.850%, 05/04/43 (m)	321

	IT Services — 0.4%
	First Data Corp.,
567	12.625%, 01/15/21	619
283	PIK, 8.750%, 01/15/22 (e)	304

		923

	Office Electronics — 0.2%
400	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	443

	Semiconductors & Semiconductor Equipment — 0.1%
88	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	98
149	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	169

		267

	Software — 0.4%
710	Oracle Corp., 6.125%, 07/08/39	900

	Total Information Technology	4,077

	Materials — 2.5%
	Chemicals — 0.9%
1,000	Dow Chemical Co. (The), 4.125%, 11/15/21	1,064
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	558
433	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	337

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	47

		2,006

	Containers & Packaging — 0.3%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	440
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	283

		723

	Metals & Mining — 1.1%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	956
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	739
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	936

		2,631

	Paper & Forest Products — 0.2%
385	International Paper Co., 7.300%, 11/15/39	508

	Total Materials	5,868

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.3%
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	898
500	CenturyLink, Inc., Series T, 5.800%, 03/15/22 (m)	511
60	GCI, Inc., 8.625%, 11/15/19	64
500	Level 3 Financing, Inc., 8.125%, 07/01/19	541
480	Sprint Capital Corp., 8.750%, 03/15/32	559
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	639
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	865
435	8.750%, 11/01/18	580
500	Windstream Corp., 7.750%, 10/01/21	538

		5,195

	Wireless Telecommunication Services — 0.9%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,851
85	iPCS, Inc., PIK, 3.524%, 05/01/14	85
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	273

		2,209

	Total Telecommunication Services	7,404

	Utilities — 4.5%
	Electric Utilities — 2.6%
220	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (e)	249
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	575
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	488
1,010	Nevada Power Co., 7.125%, 03/15/19	1,280
630	Nisource Finance Corp., 6.800%, 01/15/19	760
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	473
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	502
165	Progress Energy, Inc., 6.000%, 12/01/39	197
560	TECO Finance, Inc., 5.150%, 03/15/20	637
730	Xcel Energy, Inc., 4.700%, 05/15/20	833

		5,994

	Gas Utilities — 1.4%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,121
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	512
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,705

		3,338

	Independent Power Producers & Energy Traders — 0.2%
	AES Corp.,
22	8.000%, 10/15/17 (m)	26
149	8.000%, 06/01/20	179
	NRG Energy, Inc.,
55	7.625%, 01/15/18	62
200	8.250%, 09/01/20	224

		491

	Multi-Utilities — 0.3%
630	Dominion Resources, Inc., 5.200%, 08/15/19	737

	Total Utilities	10,560

	Total Corporate Bonds (Cost $90,494)	96,023

Mortgage Pass-Through Securities — 33.0%
38	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	41

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
19,220	TBA, 4.000%, 06/15/43	20,206
11,550	TBA, 4.500%, 06/15/43	12,250
2,938	6.000%, 02/01/36 - 08/01/38	3,204
14	7.000%, 12/01/25 - 02/01/26	17
42	7.500%, 10/01/26 - 02/01/27	48
32	8.000%, 04/01/26 - 07/01/26	34
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 06/25/28	5,584
4,035	TBA, 5.000%, 06/25/28	4,309
	Federal National Mortgage Association, 30 Year, Single Family,
3,453	TBA, 3.000%, 06/25/43 - 07/25/43	3,461
8,555	TBA, 5.500%, 06/25/43	9,268
1,075	6.000%, 05/01/37	1,171
288	6.500%, 04/01/29 - 03/01/35	337
79	7.000%, 02/01/35 - 03/01/35	93
6	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 06/15/43	9,092
4,300	TBA, 5.000%, 06/15/43	4,642
2,400	TBA, 6.000%, 06/15/43	2,682
304	7.000%, 09/15/31	358

	Total Mortgage Pass-Through Securities (Cost $77,314)	76,803

Supranational — 1.3%
2,760	European Investment Bank, 4.875%, 02/16/16 (Cost $2,782)	3,073

U.S. Government Agency Securities — 9.1%
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	18,835
2,140	4.875%, 12/15/16	2,450

	Total U.S. Government Agency Securities (Cost $20,939)	21,285

U.S. Treasury Obligations — 2.9%
	U.S. Treasury Bonds,
384	2.875%, 05/15/43 (m)	353
392	3.125%, 02/15/43 (m)	380
1,530	3.500%, 02/15/39 (m)	1,610
2,225	3.875%, 08/15/40 (m)	2,489
1,100	4.625%, 02/15/40 (m)	1,387
500	5.000%, 05/15/37 (m)	660

	Total U.S. Treasury Obligations (Cost $5,823)	6,879

SHARES
Common Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
3	Dex Media, Inc. (a) (Cost $764)	47

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
9	10 Year U.S. Treasury Note, Expiring 08/23/13 @133.00, European Style	2
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
754	Expiring 08/20/13. If exercised the Fund pays semi-annually 3.550% and receives quarterly floating 3 month LIBOR terminating 08/22/43, European Style. Counterparty: Morgan Stanley Capital Services (r)	10

	Total Options Purchased (Cost $6)	12

PRINCIPAL AMOUNT(S)
Short-Term Investments — 25.7%
	U.S. Treasury Obligation — 0.2%
490	U.S. Treasury Bill, 0.088%, 06/13/13 (m) (n)	490

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Investment Company — 25.5%
59,406	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.037% (b) (l) (m)†	59,406

	Total Short-Term Investments (Cost $59,896)	59,896

	Total Investments — 131.4% (Cost $295,683)	306,399
	Liabilities in Excess of Other Assets — (31.4)%	(73,162)

	NET ASSETS — 100.0%	$233,237

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(2,242)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 10/25/42	(2,363)
(4,685)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 09/25/42	(4,933)

	(Proceeds received of $7,327)	(7,296)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
39	30 Year U.S. Treasury Bond	09/19/13	5,461	(16)
7	2 Year U.S. Treasury Note	09/30/13	1,541	(1)
7	90 Day Eurodollar	09/15/14	1,740	(1)
	Short Futures Outstanding
(32)	90 Day Eurodollar	06/17/13	(7,978)	(49)
(8)	30 Day Federal Funds	06/28/13	(3,330)	(2)
(5)	30 Day Federal Funds	07/31/13	(2,081)	(2)
(34)	90 Day Eurodollar	09/16/13	(8,472)	(9)
(47)	10 Year U.S. Treasury Note	09/19/13	(6,073)	6
(5)	30 Year U.S. Treasury Bond	09/19/13	(700)	12
(9)	2 Year U.S. Treasury Note	09/30/13	(1,981)	2
(90)	5 Year U.S. Treasury Note	09/30/13	(11,018)	16
(7)	90 Day Eurodollar	12/16/13	(1,744)	(1)
(5)	90 Day Eurodollar	03/17/14	(1,245)	— (h)
(2)	90 Day Eurodollar	06/16/14	(497)	— (h)
(2)	90 Day Eurodollar	12/15/14	(497)	— (h)
(1)	90 Day Eurodollar	03/16/15	(248)	— (h)
(1)	90 Day Eurodollar	06/15/15	(248)	1
(10)	90 Day Eurodollar	09/14/15	(2,474)	2

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
(9)	90 Day Eurodollar	12/14/15	(2,223)	11

				(31)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
47,000	EUR	Union Bank of Switzerland AG	06/24/13	60	61	1
115,000	EUR	Union Bank of Switzerland AG	08/27/13	150	150	— (h)

5,480,000	JPY	Union Bank of Switzerland AG	08/14/13	60	55	(5)
5,176,000	JPY	Deutsche Bank AG	10/09/13	52	51	(1)
10,220,000	JPY	Union Bank of Switzerland AG	10/09/13	104	102	(2)

581,000	MXN	Goldman Sachs International	06/24/13	47	45	(2)

2,350,000	NOK	Deutsche Bank AG	06/13/13	409	400	(9)

2,630,000	SEK	Citibank, N.A.	06/13/13	407	397	(10)
403,000	SEK	Goldman Sachs International	06/24/13	61	61	— (h)

				1,350	1,322	(28)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
140,000	CHF	Union Bank of Switzerland AG	08/13/13	145	146	(1)

47,000	EUR	Goldman Sachs International	06/24/13	61	61	— (h)
57,500	EUR	BNP Paribas	08/27/13	75	75	— (h)
230,000	EUR	Deutsche Bank AG	08/27/13	306	299	7

5,480,000	JPY	Union Bank of Switzerland AG	08/14/13	59	55	4
12,940,000	JPY	Royal Bank of Scotland	10/09/13	135	129	6
14,810,000	JPY	Union Bank of Switzerland AG	10/09/13	150	147	3

581,000	MXN	Union Bank of Switzerland AG	06/24/13	47	45	2

2,350,000	NOK	Citibank, N.A.	06/13/13	408	401	7

2,630,000	SEK	Deutsche Bank AG	06/13/13	409	397	12
403,000	SEK	Union Bank of Switzerland AG	06/24/13	61	61	— (h)

				1,856	1,816	40

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	6/20/18	1.096	EUR	160	1	(2)
Barclays Bank plc:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	3/20/18	1.421		300	5	(1)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	6/20/16	2.215		100	(9)	9
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28	5.000% quarterly	6/20/16	2.215		150	(14)	14
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/15	0.281		30	— (h)	—	(h)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	6/20/18	0.584		110	(2)	1
Telecom Italia S.P.A, 5.375%, 01/29/19	1.000% quarterly	6/20/16	1.828	EUR	100	3	(6)
Telecom Italia S.P.A, 5.375%, 01/29/19	1.000% quarterly	6/20/16	1.828	EUR	100	2	(6)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	6/20/18	1.020		550	(1)	2
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	6/20/18	1.020		670	(1)	2
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/15	0.281		30	— (h)	—	(h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/15	0.281		30	— (h)	—	(h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/15	0.281		170	(3)	2
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/16	0.522		30	— (h)	—	(h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/16	0.522		60	(1)	—	(h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/16	0.522		60	(1)	—	(h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	3/20/16	0.522		60	(1)	1
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	9/20/17	1.599		50	(8)	4
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	9/20/17	1.599		50	(8)	4
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	6/20/18	1.020		540	(1)	2
Citibank, N.A.:
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	6/20/18	1.823		140	5	(8)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	6/20/18	0.857		1350	(12)	20
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	9/20/17	1.599		50	(8)	5
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	9/20/17	1.599		100	(15)	8
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	9/20/16	0.338		150	(4)	2
Credit Suisse International:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	6/20/18	1.020		120	— (h)	1
Deutsche Bank AG, New York:
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	9/20/16	0.170	EUR	150	(1)	(3)
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	6/20/18	0.598		130	(3)	3
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	6/20/18	0.598		250	(5)	7
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	6/20/18	2.601		200	15	(18	)(h)
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	6/20/17	0.191		1950	(6)	(45)
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	9/20/16	0.170	EUR	250	(1)	(6)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	9/20/16	0.338		150	(4)	2

						(78)	(6)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		80	(5)	3
CDX.NA.HY.20.V1	5.000% quarterly	06/20/18	3.859		130	(8)	5
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		510	(6)	6
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		1050	(13)	6
CDX.NA.IG.20.V1	1.000% quarterly	06/20/18	0.785		1450	(18)	8
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	125	3	(6)
Barclays Bank plc:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		135	(15)	17
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		550	(63)	66
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		810	(93)	99
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.613		260	160	(148)
BNP Paribas:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	130	3	(5)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	410	11	(18)
iTraxx Europe 19.1	5.000% quarterly	06/20/18	4.237	EUR	160	(9)	2
Citibank, N.A.:
CDX.EM.19.V1	5.000% quarterly	06/20/18	2.723		250	(29)	30
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.305		180	82	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	60.305		210	97	(168)
MCDX.NA.20.V1	1.000% quarterly	06/20/18	1.090		540	1	(5)
Credit Suisse International:
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	53.827		180	88	(153)
Deutsche Bank AG, New York:
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	120	3	(3)
iTraxx Europe 19.1	1.000% quarterly	06/20/18	1.467	EUR	130	3	(6)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.613		140	86	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.724		310	41	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.596		150	4	(24)
iTraxx Europe 9.1	1.750% quarterly	06/20/18	7.264	EUR	150	18	(26)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.025		300	21	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.025		1300	90	(443)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	0.796		200	— (h)	(7)

						452	(3,141)

Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		50	3	— (h)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		20	— (h)	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.444		50	1	— (h)
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		130	1	17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		180	2	21

Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		130	2	7
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.342	EUR	100	2	8
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.342	EUR	200	3	16
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		100	4	(4)
Goodyear Tire & Rubber Co. (The), 7.000%, 03/15/28*	5.000% quarterly	06/20/18	4.406		150	6	(6)
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		30	— (h)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		100	1	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		120	2	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		25	1	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479		60	2	5
Telecom Italia S.P.A, 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	100	(11)	15
Telecom Italia S.P.A, 5.375%, 01/29/19*	1.000% quarterly	06/20/18	2.836	EUR	100	(11)	16
BNP Paribas:
Federal Republic of Brazil, 12.250%, 03/06/30*	1.000% quarterly	06/20/18	1.465		540	(11)	9
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		30	— (h)	1
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		30	— (h)	1
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		30	— (h)	1
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		60	(1)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		60	(1)	3
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		60	(1)	3
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.351		170	(2)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325		20	2	2
Citibank, N.A.:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	0.772		50	1	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		50	1	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		100	1	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		120	2	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506		130	2	7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.760		160	8	6
Credit Suisse International:
Federal Republic of Brazil, 12.250%, 03/06/30*	1.000% quarterly	06/20/18	1.465		120	(2)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325		20	2	2
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	06/20/18	0.809		130	1	(2)
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	06/20/18	0.809		250	3	(3)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		50	2	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		200	11	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.591		250	14	1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	7.413		10	— (h)	— (h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	3.679		100	1	4
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	06/20/13	0.384		50	1	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496		100	1	14
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010		65	2	4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010		130	4	7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.760		130	6	6
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	3.678		50	1	— (h)

Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.506	130	2	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.949	100	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755	40	— (h)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.010	200	7	10
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	50	2	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	50	2	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	55	3	— (h)
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	50	1	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	50	1	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	0.831	50	1	3
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	5.755	40	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	0.496	50	1	8
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	0.300	80	1	(6)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	1.497	100	5	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.831	60	2	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.479	30	1	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	2.325	60	5	5

					101	317

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	3.278	100	(10)	13
CDX.NA.IG.20.V1*	1.000% quarterly	06/20/18	0.785	670	8	(4)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	48.785	260	(205)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	10.555	350	(89)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	48.785	140	(110)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.816	150	(14)	49
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	3.393	2,200	(662)	1,321

					(1,082)	1,771

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(6)
Bank of America	2.151% semi-annually	3 month LIBOR quarterly	05/29/23	165	3
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	634	(11)
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	300	26
Morgan Stanley Capital Services	2.931% semi-annually	3 month LIBOR quarterly	04/15/43	367	22
Morgan Stanley Capital Services	3.062% semi-annually	3 month LIBOR quarterly	05/15/43	343	13

					47

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	734	(11)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	203	(3)
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	256	1
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	118	(2)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	781	(12)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	194	(3)
Credit Suisse International:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	440	(7)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	221	(3)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	358	(6)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	367	(6)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	202	(3)
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	421	1
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	200	(3)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	402	(6)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	234	(3)
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	779	(12)
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	228	(3)
Royal Bank of Scotland:
IOS Index 3.5% 30 year Fannie Mae Pools	3.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,545	(24)

					(105)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MCDX	—	Municipal Bond Credit Default Swap Index
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of
Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $1,340,000 of this investment is restricted as collateral for swaps to various brokers

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,238
Aggregate gross unrealized depreciation	$(4,522)

Net unrealized appreciation/depreciation	10,716

Federal income tax cost of investments	$295,683

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$47	$—	$—		$47

Total Common Stocks	47	—	—		47

Debt Securities
Asset-Backed Securities	—	290	10,450		10,740
Collateralized Mortgage Obligations
Agency CMO	—	6,411	886		7,297
Non-Agency CMO	—	10,574	665		11,239

Total Collateralized Mortgage Obligations	—	16,985	1,551		18,536

Commercial Mortgage-Backed Securities	—	13,105	—		13,105
Corporate Bonds
Consumer Discretionary	—	13,353	—		13,353
Consumer Staples	—	11,124	—		11,124
Energy	—	6,601	—		6,601
Financials	—	24,947	—	(a)	24,947
Health Care	—	6,694	—		6,694
Industrials	—	5,395	—		5,395
Information Technology	—	4,077	—		4,077
Materials	—	5,868	—		5,868
Telecommunication Services	—	7,404	—		7,404
Utilities	—	10,560	—		10,560

Total Corporate Bonds	—	96,023	—	(a)	96,023

Mortgage Pass-Through Securities	—	76,803	—		76,803
Supranational	—	3,073	—		3,073
U.S. Government Agency Securities	—	21,285	—		21,285
U.S. Treasury Obligations	—	6,879	—		6,879

Options Purchased
Call Option Purchased	—	2	—		2
Payer Options Purchased on
Interest Rate Swaps	—	10	—		10
Short-Term Investments
Investment Company	59,406	—	—		59,406
U.S. Treasury Obligation	—	490	—		490

Total Investments in Securities	$59,453	$234,945	$12,001	*	$306,399

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(7,296)	$—	$(7,296)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$42	$—	$42
Futures Contracts	50		—	50
Swaps	—	1,220	—	1,220

Total Appreciation in Other
Financial Instruments	$50	$1,262	$—	$1,312

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(30)	$—	$(30)
Futures Contracts	(81)	—	—	(81)
Swaps	—	(2,826)	—	(2,826)

Total Depreciation in Other
Financial Instruments	$(81)	$(2,856)	$—	$(2,937)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $12,001,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the year ended May 31, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Total Return Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)		Purchases[1]		Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$7,086		$—	$67		$17		$—		$(262)	$3,542		$—	$10,450
Collateralized Mortgage Obligations - Agency CMO	2,067		(12)	(36)		(1)		53		(113)	312		(1,384)	886
Collateralized Mortgage Obligations - Non-Agency CMO	658		—	22		—		—		(15)	—		—	665
Corporate Bond - Financials	—	(a)	— (b)	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)	—	(a)

Total	$9,811		$(12)	$53		$16		$53		$(390)	$3,854		$(1,384)	$12,001

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $53,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2013